33-14905

Filed with the Securities and Exchange Commission

December 1, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

Pre-Effective Amendment No.           [  ]

Post-Effective Amendment No. 106  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

Amendment No. 113                    [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM  87506

(Address of Principal Executive Offices)    (Zip Code)

Registrant’s Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering February 1, 2017

-------------

It is proposed that this filing will become effective (check appropriate box):

[  ]  Immediately upon filing pursuant to paragraph (b)

[  ]  On [date] pursuant to paragraph (b)

[  ]  60 days after filing pursuant to paragraph (a)

[x]  On February 1, 2017 pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Funds Prospectus

FEBRUARY 1, 2017

Thornburg Low Duration Municipal Fund

(“Low Duration Municipal Fund”)

Class A: TLMAX

Class I: TLMIX

Thornburg Limited Term Municipal Fund

(“Limited Term National Fund”)

Class A: LTMFX

Class C: LTMCX

Class I: LTMIX

Thornburg Intermediate Municipal Fund

(“Intermediate National Fund”)

Class A: THIMX

Class C: THMCX

Class I: THMIX

Thornburg Strategic Municipal Income Fund

(“Strategic Municipal Income Fund”)

Class A: TSSAX

Class C: TSSCX

Class I: TSSIX

Thornburg California Limited Term Municipal Fund

(“Limited Term California Fund”)

Class A: LTCAX

Class C: LTCCX

Class I: LTCIX

Thornburg New Mexico Intermediate Municipal Fund

(“Intermediate New Mexico Fund”)

Class A: THNMX

Class D: THNDX

Class I: THNIX

Thornburg New York Intermediate Municipal Fund

(“Intermediate New York Fund”)

Class A: THNYX

Class I: TNYIX

Thornburg Limited Term U.S. Government Fund

(“Limited Term U.S. Government Fund”)

Class A: LTUSX

Class C: LTUCX

Class I: LTUIX

Thornburg Low Duration Income Fund

(“Low Duration Income Fund”)

Class A: TLDAX

Class I: TLDIX

Thornburg Strategic Income Fund

(“Strategic Income Fund”)

Class A: TSIAX

Class C: TSICX

Class I: TSIIX

Thornburg Value Fund

(“Value Fund”)

Class A: TVAFX

Class C: TVCFX

Class I: TVIFX

Thornburg International Value Fund

(“International Value Fund”)

Class A: TGVAX

Class C: THGCX

Class I: TGVIX

Thornburg Core Growth Fund

(“Growth Fund”)

Class A: THCGX

Class C: TCGCX

Class I: THIGX

Thornburg International Growth Fund

(“International Growth Fund”)

Class A: TIGAX

Class C: TIGCX

Class I: TINGX

Thornburg Investment Income Builder Fund

(“Income Builder Fund”)

Class A: TIBAX

Class C: TIBCX

Class I: TIBIX

Thornburg Global Opportunities Fund

(“Global Opportunities Fund”)

Class A: THOAX

Class C: THOCX

Class I: THOIX

Thornburg Developing World Fund

(“Developing World Fund”)

Class A: THDAX

Class C: THDCX

Class I: THDIX

Thornburg Better World International Fund

(“Better World International Fund”)

Class A: TBWAX

Class C: TBWCX

Class I: TBWIX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Thornburg Limited Term Income Fund (“Limited Term Income Fund”) Class A: THIFX Class C: THICX Class I: THIIX

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Low Duration Municipal Fund
5	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Limited Term National Fund
8	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Intermediate National Fund
11	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Strategic Municipal Income Fund
14	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Limited Term California Fund
18	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies

Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Intermediate New Mexico Fund
22	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Intermediate New York Fund
26	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Limited Term U.S. Government Fund
29	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Low Duration Income Fund
33	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Limited Term Income Fund
37	Fund Summary

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Strategic Income Fund
41	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Value Fund
46	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

International Value Fund
50	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Growth Fund
54	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

International Growth Fund
58	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Income Builder Fund
62	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Global Opportunities Fund
66	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Developing World Fund
70	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
Tax Information

Better World International Fund
74	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Management
Tax Information
78	Summary of Other Important Information Respecting Fund Shares
Purchase and Sale of Fund Shares
Payments to Broker-Dealers and Other Financial Intermediaries
79	Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies
87	Opening Your Account – Buying Fund Shares
Buying Class A Shares
Buying Class C Shares
Buying Class D Shares
Buying Class I Shares
93	Selling Fund Shares
94	Investor Services
96	Transaction Details
98	Dividends and Distributions
99	Taxes
100 Organization of the Funds
100 Investment Advisor
107 Financial Highlights

FUND SUMMARY

Low Duration Municipal Fund

Investment Goal

The Fund seeks current income exempt from federal income tax, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.20%	0.00%

Other Expenses	1.59%	0.32%

Total Annual Fund Operating Expenses	2.19%	0.72%

Fee Waiver/Expense Reimbursement(2)	(1.49)%	(0.22)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	0.50%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$220	$683	$1,172	$2,520
Class I Shares	$51	$208	$379	$874

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.17% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer durations

LOW DURATION MUNICIPAL FUND

given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. During temporary periods the Fund’s average duration and average portfolio maturity may be further reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Low Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare

LOW DURATION MUNICIPAL FUND

Class A and Class I share performance to the Bank of America Merrill Lynch 1-3 Year Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	Since Inception (12-30-13)

Return Before Taxes	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%

BofA Merrill Lynch 1-3 Year Municipal Securities Index	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares	1 Year	Since Inception (12-30-13)

Return Before Taxes	x.xx%	x.xx%

BofA Merrill Lynch 1-3 Year Municipal Securities Index	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Limited Term National Fund

Investment Goal

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.50%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.26%	0.26%	0.26%

Distribution and Service (12b-1) Fees	0.25%	0.50%	0.00%

Other Expenses	0.21%	0.20%	0.15%

Total Annual Fund Operating Expenses	0.72%	0.96%	0.41%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$222	$377	$545	$1,031
Class C Shares	$148	$306	$531	$1,178
Class I Shares	$42	$132	$230	$518

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$98	$306	$531	$1,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.53% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

8

LIMITED TERM NATIONAL FUND

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance

LIMITED TERM NATIONAL FUND

(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2011.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

10

FUND SUMMARY

Intermediate National Fund

Investment Goal

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund’s investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.60%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C		Class I
Management Fees	0.45%	0.45%		0.45%

Distribution and Service (12b-1) Fees	0.25%	0.60%		0.00%

Other Expenses	0.22%	0.22%		0.16%

Total Annual Fund Operating Expenses	0.92%	1.27%		0.61%

Fee Waiver/Expense Reimbursement	–	(0.03)%	(3)	–

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.24%		0.61%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C expenses do not exceed 1.24%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$292	$487	$699	$1,309
Class C Shares	$186	$400	$694	$1,531
Class I Shares	$62	$195	$340	$762

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$126	$400	$694	$1,531

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which

INTERMEDIATE NATIONAL FUND

are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

INTERMEDIATE NATIONAL FUND

Past Performance of the Fund

The following information provides some indication of the risks of investing in Intermediate National Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2011.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Strategic Municipal Income Fund

Investment Goal

The Fund seeks a high level of current income exempt from federal individual income tax.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.60%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class I
Management Fees	0.75%		0.75%		0.75%

Distribution and Service (12b-1) Fees	0.25%		0.60%		0.00%

Other Expenses	0.29%		0.31%		0.18%

Total Annual Fund Operating Expenses	1.29%		1.66%		0.93%

Fee Waiver/Expense Reimbursement	(0.29)%	(3)	(0.15)%	(3)	(0.15)%	(3)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%		1.51%		0.78%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses do not exceed 1.00%, 1.51%, and 0.78%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$300	$573	$866	$1,700
Class C Shares	$214	$509	$888	$1,953
Class I Shares	$80	$281	$500	$1,129

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$154	$509	$888	$1,953

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.24% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s investments in pursuing the Fund’s investment goal. The Fund invests principally in a portfolio of municipal obligations issued by states and state agencies, local governments and their agencies, and by certain United States territories and possessions. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, the difference in yields between higher and lower-rated obligations, and analysis of specific obligations. The Fund invests in obligations and participations in obligations of any credit quality. The Fund may invest up to 50 percent of its portfolio in lower-quality debt obligations rated at the time of

14

STRATEGIC MUNICIPAL INCOME FUND

purchase as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, issued by obligors with comparable below investment grade obligations outstanding or deemed by Thornburg to be comparable to obligors with outstanding below investment grade obligations. The Fund may also invest in obligations that are in default at the time of purchase. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

The Fund may invest in municipal obligations of any maturity, but seeks to maintain a portfolio of investments having a dollar-weighted average effective duration of normally one to ten years. Duration is a measure of estimated sensitivity to interest rate changes. A portfolio with a longer average effective duration will typically be more sensitive to interest rate changes than a portfolio with a shorter average effective duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 7.5 would be expected to change in price by approximately 7.5% in response to a 1% change in interest rates. During temporary periods the Fund’s average effective duration and average portfolio maturity may be reduced for defensive purposes. There is no limitation on the duration or maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund attempts to reduce changes in its share value through credit analysis, selection and diversification. The Fund normally invests 100% of its assets in municipal obligations, the income from which is exempt from the regular federal income tax.

The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal income tax. Gains realized on investments held by the Fund and not offset by realized losses will be subject to federal income tax.

The Fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), to the extent Thornburg believes such investments may assist the Fund in pursuing its investment goal.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in

STRATEGIC MUNICIPAL INCOME FUND

response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations (including particularly “junk” or “high yield” bonds) may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch Municipal Master Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	Since Inception (4-1-09)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch Municipal Master Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares	1 Year	5 Years	Since Inception (4-1-09)

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch Municipal Master Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares	1 Year	5 Years	Since Inception (4-1-09)

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch Municipal Master Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

STRATEGIC MUNICIPAL INCOME FUND

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal income tax. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax and to state and local income taxes. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Limited Term California Fund

Investment Goal

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.50%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.47%	0.47%	0.47%

Distribution and Service (12b-1) Fees	0.25%	0.50%	0.00%

Other Expenses	0.21%	0.21%	0.15%

Total Annual Fund Operating Expenses	0.93%	1.18%	0.62%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$243	$442	$657	$1,276
Class C Shares	$170	$375	$649	$1,432
Class I Shares	$63	$199	$346	$774

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$120	$375	$649	$1,432

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.47% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of California and its agencies, and by California local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different

LIMITED TERM CALIFORNIA FUND

maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity normally less than five years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in California which are exempt from California and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in California or issued by United States territories and possessions and exempt from regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or California income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of its income would be subject to federal and California income taxes.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in California, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state or local economies may negatively affect

LIMITED TERM CALIFORNIA FUND

the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bank of America Merrill Lynch 1-10 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 1-10 Year Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2011.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

LIMITED TERM CALIFORNIA FUND

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal and California individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Intermediate New Mexico Fund

Investment Goal

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class D	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class D	Class I
Management Fees	0.50%	0.50%	0.50%

Distribution and Service (12b-1) Fees	0.25%	0.50%	0.00%

Other Expenses	0.22%	0.21%	0.13%

Total Annual Fund Operating Expenses	0.97%	1.21%	0.63%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$297	$503	$726	$1,366
Class D Shares	$123	$384	$665	$1,466
Class I Shares	$64	$202	$351	$786

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by the State of New Mexico and its agencies, and by New Mexico local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants. The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity

22

INTERMEDIATE NEW MEXICO FUND

of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New Mexico which are exempt from New Mexico and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New Mexico or issued by United States territories or possessions and exempt from regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which produce income not exempt from federal or New Mexico income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New Mexico income taxes.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New Mexico, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a sector of the state or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

INTERMEDIATE NEW MEXICO FUND

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class D Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class D and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2011.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

INTERMEDIATE NEW MEXICO FUND

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal and New Mexico individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax. Any capital gains distributions generally are subject to federal and state income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Intermediate New York Fund

Investment Goal

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund’s investment advisor, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A		Class I
Management Fees	0.50%		0.50%

Distribution and Service (12b-1) Fees	0.25%		0.00%

Other Expenses	0.28%		0.22%

Total Annual Fund Operating Expenses	1.03%		0.72%

Fee Waiver/Expense Reimbursement(2)	(0.04)%		(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%		0.67%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.99% and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$299	$517	$753	$1,431
Class I Shares	$68	$225	$396	$890

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.02% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its primary goal by investing principally in a laddered maturity portfolio of municipal obligations issued by New York State and its agencies, and by New York State local governments and their agencies. Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio. Investment decisions are based upon outlooks for interest rates and securities markets, the supply of municipal debt obligations, and analysis of specific securities. The Fund invests in obligations and participations in obligations which are rated at the time of purchase as investment grade or, if unrated, are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by Thornburg to be comparable to obligors with outstanding investment grade obligations. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

INTERMEDIATE NEW YORK FUND

The Fund may invest in obligations issued by certain United States territories and possessions. The Fund’s portfolio is “laddered” by investing in obligations of different maturities so that some obligations mature during each of the coming years.

Because the magnitude of changes in value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity of normally three to ten years. During temporary periods the Fund’s portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

Under normal conditions the Fund invests at least 80% of its assets in municipal obligations originating in New York State which are exempt from New York State and regular federal income taxes, and normally invests 100% of its assets in municipal obligations originating in New York or issued by United States territories and possessions and exempt from regular federal income tax. The Fund may invest up to 20% of its assets in taxable securities which would produce income not exempt from federal or New York income tax because of market conditions, pending investment of idle funds or to afford liquidity. The Fund’s temporary taxable investments may exceed 20% of its assets when made for defensive purposes during periods of abnormal market conditions. If the Fund found it necessary to own taxable investments, some of the Fund’s income would be subject to federal and New York State and City income taxes.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Lower-rated or unrated obligations held by the Fund may have, or may be perceived to have, greater risk of default and ratings downgrades. Municipal leases held by the Fund may be subject to non-appropriation provisions which permit governmental issuers to discontinue payments to the Fund under the leases.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for the Fund’s investments in lower-rated and unrated municipal obligations, the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments, and developments affecting specific issuers.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices. The market for lower-rated and unrated obligations may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Single State Risk – Because the Fund invests primarily in obligations originating in New York, the Fund’s share value may be more sensitive to adverse economic, political or regulatory developments in that state. Budgetary concerns, decreased revenues, and adverse conditions significant to a

INTERMEDIATE NEW YORK FUND

sector of the state or local economies may negatively affect the ability of state and local issuers to make full and timely principal or interest payments on their debt obligations.

Diversification Risk – The Fund is a nondiversified investment company, which means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund’s share price to decline to a greater degree.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Intermediate New York Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bank of America Merrill Lynch 3–15 Year U.S. Municipal Securities Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	Since Inception (2-1-10)

Return Before Taxes	x.xx%	x.xx%	x.xx%

BofA Merrill Lynch 3–15 Year Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Christopher Ryon, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2011.

Nicholos Venditti, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

The Fund seeks to satisfy conditions that will permit distributions by the Fund from its net interest income to be exempt from federal, New York State and New York City individual income taxes. Income distributions that are exempt from federal income tax may be subject to the federal alternative minimum tax. Any capital gains distributions generally are subject to federal, state and local income tax. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Limited Term U.S. Government Fund

Investment Goal

The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.50%	(2)	none
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A		Class C		Class I
Management Fees	0.38%		0.38%		0.38%

Distribution and Service (12b-1) Fees	0.25%		0.50%		0.00%

Other Expenses	0.28%		0.32%		0.19%

Total Annual Fund Operating Expenses	0.91%		1.20%		0.57%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$241	$436	$646	$1,253
Class C Shares	$172	$381	$660	$1,455
Class I Shares	$58	$183	$318	$714

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$122	$381	$660	$1,455

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.78% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as

29

LIMITED TERM U.S. GOVERNMENT FUND

“Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government

LIMITED TERM U.S. GOVERNMENT FUND

securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bloomberg Barclays Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

LIMITED TERM U.S. GOVERNMENT FUND

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Low Duration Income Fund

Investment Goal

The Fund seeks current income, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.40%	0.40%

Distribution and Service (12b-1) Fees	0.20%	0.00%

Other Expenses	1.14%	0.78%

Total Annual Fund Operating Expenses	1.74%	1.18%

Fee Waiver/Expense Reimbursement(2)	(1.04)%	(0.68)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	0.50%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A and Class I expenses do not exceed 0.70% and 0.50%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$220	$590	$983	$2,086
Class I Shares	$51	$307	$583	$1,371

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.49% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management Inc. (“Thornburg”) actively manages the Fund’s holdings in pursuing the Fund’s investment goal. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, or to otherwise respond to current market conditions.

The Fund invests 100% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the four highest ratings of Standard & Poor’s Corporation (AAA, AA, A, or BBB) or Moody’s Investors Services, Inc. (Aaa, Aa, A, or Baa) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund may purchase debt obligations such as corporate debt,

LOW DURATION INCOME FUND

mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest- bearing obligations is greater for obligations with longer durations given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value compared to longer duration fixed income portfolios by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 2 would be expected to change in price by approximately 2% in response to a 1% change in interest rates. There is no limitation on the duration or maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection, and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The Fund seeks higher income than is typically available, across market cycles, from investment in a money market fund. Consequently, if your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if

Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the U.S. government, and the securities of U.S. government agencies, instrumentalities and enterprises that may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting

LOW DURATION INCOME FUND

the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes, or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Liquidity Risk – Due to lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Low Duration Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bloomberg Barclays U.S. 1-3 Year Aggregate Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	Since Inception (12-30-13)

Return Before Taxes	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%

Bloomberg Barclays U.S. 1-3 Yr Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Class I Shares	1 Year	Since Inception (12-30-13)

Return Before Taxes	x.xx%	x.xx%

Bloomberg Barclays U.S. 1-3 Yr Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Limited Term Income Fund

Investment Goal

The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	0.50%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.35%	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.25%	0.50%	0.00%

Other Expenses	0.26%	0.23%	0.15%

Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%

Total Annual Fund Operating Expenses(3)	0.90%	1.12%	0.54%

(1)	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	The figures for Total Annual Fund Operating Expenses have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure below under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$240	$433	$641	$1,241
Class C Shares	$164	$356	$617	$1,363
Class I Shares	$55	$173	$302	$677

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$114	$356	$617	$1,363

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages [    ], for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.56% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or Baa by Moody’s or of equivalent quality as determined by

37

LIMITED TERM INCOME FUND

Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations in which the Fund is permitted to invest may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

LIMITED TERM INCOME FUND

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bloomberg Barclays Intermediate Government/Credit Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2010.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income. The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.71%	0.71%	0.71%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.28%	0.28%	0.20%

Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	1.31%	2.06%	0.98%

Fee Waiver/Expense Reimbursement(3)	(0.11)%	(0.19)%	(0.11)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.20%	1.87%	0.87%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, and Class I expenses do not exceed 1.00%, 1.80%, and 0.80%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(4)	The figures for Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure below under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$567	$836	$1,126	$1,948
Class C Shares	$290	$627	$1,091	$2,375
Class I Shares	$89	$301	$531	$1,191

You would pay the following expenses if you did not redeem your Class C shares
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$190	$627	$1,091	$2,375

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages [    ], for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

STRATEGIC INCOME FUND

•	bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•	mortgage-backed securities and other asset-backed securities

•	convertible debt obligations

•	obligations issued by foreign governments (including developing countries)

•	collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements

•	obligations of the U.S. government and its agencies and sponsored enterprises

•	structured notes

•	zero coupon bonds and “stripped” securities

•	taxable municipal obligations and participations in municipal obligations

•	derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements)

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed

STRATEGIC INCOME FUND

by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

STRATEGIC INCOME FUND

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I performance to the Bloomberg Barclays U.S. Universal Index, a broad measure of market performance, and to a Blended Benchmark, comprised of 80% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	Since Inception (12-19-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	Since Inception (12-19-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	Since Inception (12-19-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

STRATEGIC INCOME FUND

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Value Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.85%	0.85%	0.85%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.29%	0.29%	0.22%

Total Annual Fund Operating Expenses	1.39%	2.14%	1.07%

Fee Waiver/Expense Reimbursement	–	–	(0.08)%	(3)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.39%	2.14%	0.99%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$585	$870	$1,176	$2,043
Class C Shares	$317	$670	$1,149	$2,472
Class I Shares	$101	$332	$582	$1,298

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$217	$670	$1,149	$2,472

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not

VALUE FUND

recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets

• price/earnings ratio	• earnings growth potential

• price/book value ratio	• industry growth characteristics

• price/cash flow ratio	• industry leadership

• debt/capital ratio	• franchise value

• dividend characteristics • security and consistency of revenues • EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio	• potential for favorable developments • EBIT (earnings before interest and taxes)/interest expense ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

VALUE FUND

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Standard & Poor’s 500 Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

VALUE FUND

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Connor Browne, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Robert MacDonald, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

International Value Fund

Investment Goal

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.33%	0.32%	0.20%

Total Annual Fund Operating Expenses	1.28%	2.02%	0.90%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$575	$838	$1,121	$1,926
Class C Shares	$305	$634	$1,088	$2,348
Class I Shares	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$205	$634	$1,087	$2,348

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.31% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities or depository receipts of foreign equity securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a significantly smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these

INTERNATIONAL VALUE FUND

issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets

• price/earnings ratio	• earnings growth potential

• price/book value ratio	• industry growth characteristics

• price/cash flow ratio	• industry leadership

• debt/capital ratio	• franchise value

• dividend characteristics • security and consistency of revenues • EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio	• potential for favorable developments • EBIT (earnings before interest and taxes)/interest expense ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

INTERNATIONAL VALUE FUND

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and two versions of the MSCI All Country (AC) World ex-U.S. Index, each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

INTERNATIONAL VALUE FUND

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Effective February 1, 2017, the Fund changed one of its benchmarks from the MSCI AC World ex-U.S. Index (gross) to the MSCI AC World ex-U.S. Index (net). While those two indices include the same securities, the calculation of returns for the “net” version of the index reflects the reinvestment of dividends after deduction of withholding taxes that apply to individuals who are not resident in the issuer’s country, while the calculation of returns for the “gross” version of the index reflects the reinvestment of dividends without any withholding tax deduction. Thornburg believes that the “net” version of the index better reflects how dividends paid to the Fund in respect of its foreign investments will be reinvested, since those dividends are generally subject to withholding tax when paid to the Fund.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lei Wang, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Di Zhou, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.86%	0.86%	0.86%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.29%	0.30%	0.19%

Total Annual Fund Operating Expenses	1.40%	2.16%	1.05%

Fee Waiver/Expense Reimbursement	–	–	(0.06)%	(3)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.40%	2.16%	0.99%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$586	$873	$1,181	$2,054
Class C Shares	$319	$676	$1,159	$2,493
Class I Shares	$101	$328	$574	$1,277

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$219	$676	$1,159	$2,493

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.83% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

GROWTH FUND

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• earnings growth potential	• price/revenue ratio

• business model	• PE/growth rate ratio

• industry growth potential	• price/cash flow ratio

• industry leadership • asset appreciation potential	• enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

• potential size of business	• management strength

• price/earnings ratio	• debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, health-care or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management

GROWTH FUND

action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www. thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

GROWTH FUND

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Tim Cunningham, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.82%	0.82%	0.82%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.32%	0.33%	0.18%

Total Annual Fund Operating Expenses	1.39%	2.15%	1.00%

Fee Waiver/Expense Reimbursement	–	–	(0.01)%	(3)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.39%	2.15%	0.99%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 0.99%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$585	$870	$1,176	$2,043
Class C Shares	$318	$673	$1,154	$2,483
Class I Shares	$101	$317	$551	$1,224

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$218	$673	$1,154	$2,483

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.96% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from

INTERNATIONAL GROWTH FUND

larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• earnings growth potential	• price/revenue ratio

• business model	• PE/growth rate ratio

• industry growth potential	• price/cash flow ratio

• industry leadership	• enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

• asset appreciation potential	• management strength

• potential size of business	• debt/capital ratio

• price/earnings ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, health-care or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

INTERNATIONAL GROWTH FUND

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total return for Class A shares has been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	Since Inception 2-1-07

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	Since Inception 2-1-07

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	Since Inception 2-1-07

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns

INTERNATIONAL GROWTH FUND

depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Tim Cunningham, cfa, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C		Class I
Management Fees	0.69%	0.69%		0.69%

Distribution and Service (12b-1) Fees	0.25%	1.00%		0.00%

Other Expenses	0.24%	0.24%		0.17%

Acquired Fund Fees and Expenses	0.21%	0.21%		0.21%

Total Annual Fund Operating Expenses	1.39%	2.14%		1.07%

Fee Waiver/Expense Reimbursement	–	(0.03)%	(3)	–

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.39%	2.11%		1.07%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C expenses do not exceed 1.90%, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(4)	The figures for Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure below under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$585	$870	$1,176	$2,043
Class C Shares	$314	$667	$1,146	$2,470
Class I Shares	$109	$340	$590	$1,306

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$214	$667	$1,146	$2,470

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the

INCOME BUILDER FUND

Fund, at pages 138 – 139, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.05% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces

INCOME BUILDER FUND

the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to a Blended Benchmark comprised of 25% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg web-site at www.thornburg.com or by calling 1-800-847-0200.

INCOME BUILDER FUND

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Blended Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)

Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Blended Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)

Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Blended Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2013.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment officer of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account – Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.79%	0.79%	0.79%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.31%	0.30%	0.20%

Total Annual Fund Operating Expenses	1.35%	2.09%	0.99%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$581	$858	$1,156	$2,001
Class C Shares	$312	$655	$1,124	$2,421
Class I Shares	$101	$315	$547	$1,213

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$212	$655	$1,124	$2,421

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.86% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions,

66

GLOBAL OPPORTUNITIES FUND

the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

GLOBAL OPPORTUNITIES FUND

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI AC World Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)
Class C Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)
Class I Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World Index	x.xx%	x.xx%	x.xx%
(reflects no deduction for fees, expenses, or U.S. taxes)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

GLOBAL OPPORTUNITIES FUND

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment officer of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

W. Vinson Walden, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charge applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account - Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.94%	0.94%	0.94%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	0.38%	0.40%	0.22%

Total Annual Fund Operating Expenses	1.57%	2.34%	1.16%

Fee Waiver/Expense Reimbursement	–	–	(0.07)%	(3)

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.57%	2.34%	1.09%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class I expenses do not exceed 1.09%. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$603	$923	$1,267	$2,233
Class C Shares	$337	$730	$1,250	$2,676
Class I Shares	$111	$362	$632	$1,403

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$237	$730	$1,250	$2,676

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt

DEVELOPING WORLD FUND

obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

DEVELOPING WORLD FUND

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

DEVELOPING WORLD FUND

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	5 Years	Since Inception 12-16-09

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class C Shares	1 Year	5 Years	Since Inception 12-16-09

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class I Shares	1 Year	5 Years	Since Inception 12-16-09

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Tax Information

Distributions to a shareholder will generally be taxable to the shareholder as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

FUND SUMMARY

Better World International Fund

Investment Goal

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about these and other discounts is available from your financial professional and in “Opening Your Account - Buying Fund Shares” on page 87 of this Prospectus.

Shareholder Fees

(fees paid directly from your investment)

	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		none		none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	(1)	1.00%	(2)	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.98%	0.98%	0.98%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%

Other Expenses	6.04%	11.15%	1.30%

Total Annual Fund Operating Expenses	7.27%	13.13%	2.28%

Fee Waiver/Expense Reimbursement(3)	(5.44)%	(10.75)%	(1.19)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.83%	2.38%	1.09%

(1)	A 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C and Class I expenses do not exceed 1.83%, 2.38% and 1.09%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year) your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$628	$2,028	$3,365	$6,452
Class C Shares	$341	$2,721	$4,815	$8,728
Class I Shares	$111	$598	$1,112	$2,523

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$241	$2,721	$4,815	$8,728

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166.71% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of foreign equity securities or depository receipts of foreign equity securities issued by companies that demonstrate one or more positive environmental, social and governance (“ESG”) characteristics identified as significant by the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”).

The Fund may invest in any stock or other equity security which Thornburg believes may assist the Fund in pursuing its goal, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in companies of any size. The Fund may invest in developing country companies which

BETTER WORLD INTERNATIONAL FUND

Thornburg believes demonstrate one or more positive ESG characteristics.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions also include consideration of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

The Fund seeks to invest in companies which in Thornburg’s view demonstrate one or more significant positive ESG characteristics. Many market observers believe that these characteristics contribute to sustainable business and long term investment performance. Through Thornburg’s fundamental research process, the portfolio management team evaluates each potential investment based on a variety of factors, including traditional investment criteria such as the company’s ability to effectively allocate capital, willingness to pay dividends and repurchase shares, ability to sustain a competitive advantage, and ability to grow its core business. The portfolio management team also assesses each company’s ESG characteristics, emphasizing the following areas:

•	Ethical business activity

•	Corporate governance

•	Environmental impact

•	Social factors surrounding customers, suppliers and employees

•	Product integrity

Market observers differ in their perspectives and understanding of the importance of ESG factors to investment decisions. In its evaluation of potential investments, Thornburg may identify as significant certain ESG characteristics that are different from the characteristics that other investors may consider significant. Thornburg consequently may not consider the same ESG characteristics that other investors might consider in evaluating a potential investment. Similarly, Thornburg may assess the significance of ESG characteristics differently than some other investors, assigning either greater or lesser emphasis to a characteristic than another investor might assign.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

BETTER WORLD INTERNATIONAL FUND

Small and Mid-Cap Company Risk – Investments in small capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Social Investing Risk – Thornburg’s assessments of company ESG characteristics may result in decisions not to purchase, or to sell, investments which are otherwise consistent with the Fund’s investment goal and subsequently produce attractive investment performance, and Thornburg’s assessments of these characteristics may at times reduce the Fund’s exposure to market sectors or types of investments that produce positive investment performance. The application of ESG principles and the perceptions of the commitment of a given company to ESG principles vary among investors, analysts and other market observers. Consequently, Thornburg’s assessments respecting the ESG characteristics associated with any company may differ from the perceptions of other persons, including other mutual funds. Additionally, it may be difficult in certain instances for Thornburg to evaluate correctly a company’s commitment to positive ESG practices, and a failure to do so may result in investment in companies with practices that are not consistent with the Fund’s aspirations.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 79.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Better World International Fund by showing the Fund’s investment results in the Fund’s one full calendar year of operation and since the Fund’s inception. The bar chart shows the annual total return for Class A shares of the Fund for the one full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Index, net of withholding taxes on dividends, which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg. com or by calling 1-800-847-0200.

BETTER WORLD INTERNATIONAL FUND

Annual Total Returns – Class A Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Average Annual Total Returns (periods ended 12-31-16)

Class A Shares	1 Year	Since Inception 10-01-15

Return Before Taxes	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

Class C Shares	1 Year	Since Inception 10-01-15

Return Before Taxes	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

Class I Shares	1 Year	Since Inception 10-01-15

Return Before Taxes	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Manager: Rolf Kelly, CFA, a managing director at Thornburg Investment Management, Inc., has been the portfolio manager of the Fund since its inception.

Tax Information

Distributions to shareholders will generally be taxable to shareholders as ordinary income or capital gains for federal income tax purposes. Distributions may also be subject to state and local taxes. See “Taxes” on page 99 of this Prospectus.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 78 of this Prospectus.

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Summary of Other Important Information Respecting Fund Shares

Purchase and Sale of Fund Shares

Minimum Initial Purchase

Class A Shares

$5,000 per Fund per account for individual investors.

$2,000 per Fund per account for individual retirement accounts (IRAs).

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a “wrap” asset allocation program, unless a different amount is specified by the wrap program’s provider.

Class C and D Shares

$5,000 per Fund per account for individual investors.

$2,000 per Fund per account for individual retirement accounts (IRAs).

Class I Shares

$2,500,000 per Fund per account for individual investors and qualified institutions (e.g., corporations, banks, insurance companies, trusts, endowments and foundations) purchasing for their own account.

$100,000 per Fund per account for financial intermediaries purchasing for accounts of others within a fee-based advisory program.

$2,500 per Fund per account for financial intermediaries purchasing for accounts of others within a “wrap” asset allocation program, unless a different amount is specified by the wrap program’s provider.

Minimum Subsequent Purchases

All Classes

$100 per Fund per account (unless purchasing through a financial intermediary that specifies a different minimum amount).

Redemptions

You can redeem some or all of your Fund shares at any time by mail (c/o the Fund’s Transfer Agent, Boston Financial Data Services, at P.O. Box 219017, Kansas City, Missouri 64121-9017), by telephone (1-800-847-0200), or through your financial intermediary.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are described below but are not identified as a principal investment strategy for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS: The investment goals for each Fund are stated above in each Fund Summary. The investment goals stated in each Fund Summary are fundamental policies of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

PRINCIPAL INVESTMENT STRATEGIES: A “principal investment strategy” of a Fund is a strategy which the Fund’s investment advisor (“Thornburg”) anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN STOCKS AND OTHER EQUITY SECURITIES: Equity securities include common stocks, preferred stocks, convertible securities, warrants, American

Depositary Receipts and American Depositary Shares (“ADRs” and “ADSs”), partnership interests, equity trusts, shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

General Risks of Equity Securities: Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities: Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. Many market participants also anticipate that the U.S. Federal Reserve will in the near future make additional increases to its policy rate, the overnight Federal Funds rate. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

Risks Affecting Specific Companies: Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

Risks of Investing in Small and Mid-Cap Companies: Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies.

Risks of Investing in Real Estate Investment Trusts (“REITs”): Real estate investment trusts are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the

REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the “1940 Act”).

Limited Number of Portfolio Holdings: Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

INVESTING IN DEBT OBLIGATIONS: Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” and “Investing in Structured Finance Arrangements.”

General Risks of Investing in Debt Obligations: Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,”

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“Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” and “Investing in Structured Finance Arrangements.”

Credit and Specific Issuer Risks: Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower-quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption “Investing in Foreign Equity Securities and Debt Obligations.” Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation’s rating is reduced it may decline in value.

Interest Rate Risk Affecting Debt Obligations: The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse effect on a Fund’s share value when it holds intermediate or longer maturity obligations.

Prepayment Risk Affecting Certain Debt Obligations: Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

Market, Economic, and Liquidity Risks Affecting Debt Obligations: In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. Many market participants also anticipate that the U.S. Federal Reserve will in the near future make additional increases to its policy rate, the overnight Federal Funds rate. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

Risks Affecting Lower Quality Debt Securities: A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”), Fitch Investors Service (“Fitch”) and Standard & Poor’s Corporation (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s, Fitch, or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to

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changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations: Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities: Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

INVESTING IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS: Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments: Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

Foreign Currency Risks: Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that the advisor pursues, such as the use of currency forward contracts, may involve additional risks. See “INVESTING WITH DERIVATIVES,” below.

Developing Country Risks: Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods.

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For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

Risks of Debt Issued by Foreign Governments: Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

INVESTING IN MUNICIPAL OBLIGATIONS: Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations: Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks: Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. Additional aspects of the tax treatment of municipal obligations held by a mutual fund are summarized in this Prospectus under the caption “Taxes.”

Risks of Changes in the Law: Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer’s Credit Rating: Certain municipal obligations in which Funds may invest

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are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s, S&P or Fitch, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

Risks of Investment in Municipal Leases: Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Additional Risks of Investing in a Single-State Fund: Because each of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund invests principally in municipal obligations originating in a single state, the value of the Fund’s shares may be more sensitive to adverse economic or political developments in that state. For additional information respecting the economies of California, New Mexico and New York, and the risks that may affect municipal obligations originating in those states, see the Statement of Additional Information.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS: United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

General Risks of Investing in U.S. Government Obligations: U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

Risks of Investing in Agency Obligations: U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS: Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for

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traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

Risks Affecting Mortgage-Backed Securities: Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s effective maturity or duration, a slower prepayment rate on the underlying mortgages may increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Finance Arrangements,” below, for further discussion of these instruments.

INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities: As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities, held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as asset-backed securities, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called “subprime” mortgages.

Structured finance arrangements are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest

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rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

Risks of Structured Finance Arrangements: An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest-rate risk, market and liquidity risks, prepayment risk, and management risk. Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

INVESTING WITH DERIVATIVES: Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund and Strategic Municipal Income Fund may invest in derivative instruments as a principal investment strategy. Other Funds may invest in the types of derivative instruments identified above if such investments are consistent with the Fund’s investment limitations, and if Thornburg believes that such investments may assist the Fund in pursuing its investment goals. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives: The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

INVESTING IN OTHER INVESTMENT COMPANIES: Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund except Limited Term National Fund, Intermediate National Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, and Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but

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Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

TEMPORARY INVESTMENTS: Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goals, and in the case of Low Duration Municipal Fund, Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, could result in current income subject to federal and state income taxes.

Opening Your Account – Buying Fund Shares

To open an account to purchase Class A, Class C, Class D or Class I shares of the Funds, complete and sign an account application and give it, along with your check, to your financial intermediary. If there is no application accompanying this Prospectus, please call 1-800-847-0200.

You may add to an existing account by mail, wire, or through your financial intermediary. Add to your account by mailing a check made payable to the Trust, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial intermediary by telephoning your intermediary. You may also add to an existing account through the Fund’s Automatic Investment Plan. See “Investor Services - Automatic Investment Plan,” below, or telephone us at 1-800-847-0200.

For a discussion of the investment minimums applicable to initial and subsequent purchases of each class of shares, see “Purchase and Sale of Fund Shares” on page 78 of this Prospectus. These minimums may be waived under certain circumstances. We also require you to maintain a certain minimum dollar amount of shares in any open account. See “Selling Fund Shares” below for more detail.

Shares of the Funds are generally only available for purchase by U.S. citizens who reside in the U.S. or its territories or have a U.S. military or diplomatic address, and by resident aliens who reside in the U.S. or its territories or have a U.S. military or diplomatic address and who provide a valid U.S. social security number or U.S. taxpayer identification number.

Please see “Transaction Details” below for more detail on the process for purchasing Fund shares.

The Funds Offer Different Share Classes

Each Fund offers Class A and Class I shares. Each Fund except for Low Duration Municipal Fund, Intermediate New Mexico Fund, Intermediate New York Fund, and Low Duration Income Fund offers Class C shares. Intermediate New Mexico Fund offers Class D shares. Each of a Fund’s shares represents an equal undivided interest in the Fund’s assets, and each share class of a particular Fund has common investment objectives and a common investment portfolio. Each share class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial intermediaries who sell shares of the Fund may receive different compensation for selling different classes of the Funds’ shares. Shares of the Funds may be purchased through securities dealers, brokers, independent financial advisors and others who have agreements with the Funds’ distributor, Thornburg Securities Corporation (“TSC”), or, under certain circumstances, through TSC in those states where TSC is registered. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund may also issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds’ distributor, TSC, at 1-800-847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

Net Asset Value

When you purchase or redeem shares, the price is based on the net asset value (“NAV”) next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business. See “Transaction Details,” below.

Compensation to Financial Advisors and Others

Securities dealers, brokers, financial advisors, retirement plans, and trust companies (each, a “financial intermediary”

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and collectively, “financial intermediaries”) may impose charges or fees in connection with selling or holding Fund shares. These amounts may differ depending upon the class of shares, the identity of the financial intermediary, how the investor holds Fund shares, and other factors.

Commissions and other sales charges paid by the investor when buying or redeeming Fund shares, if any, are displayed for each Fund under the caption “Fees and Expenses of the Fund,” and are described below under the captions “Buying Class A Shares,” “Buying Class C Shares” and “Buying Class I Shares.” No such charges are currently paid by an investor when buying or redeeming Class D shares.

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the caption “Fees and Expenses of the Fund,” and are described below under the captions “Buying Class A Shares,” “Buying Class C Shares” and “Buying Class D Shares.” No such amounts are currently paid by the Funds with respect to Class I shares.

Although the Rule 12b-1 Service Plan applicable to Class A shares of each of Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, Limited Term U.S. Government Fund, and Limited Term Income Fund provides for the payment of up to 0.25% of the class’s net assets each year, financial intermediaries who sell Class A shares of those Funds shall only be paid 0.10% of the value of those assets during the first year after the Class A shares are sold.

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of Fund shares. These amounts may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Because a financial intermediary may have a financial incentive to recommend a particular mutual fund to the intermediary’s customers if the intermediary receives payments or other support from that fund’s affiliates, investors who hold their Fund shares through a financial intermediary should consult with that intermediary and carefully review any disclosure by that intermediary respecting the intermediary’s compensation.

The Funds may pay amounts to financial intermediaries to compensate those intermediaries for shareholder support and account maintenance services that the intermediaries provide to their customers who own Fund shares. The Funds may make such payments to the extent the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The services provided by these financial intermediaries may include account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing, and distribution of Fund prospectuses, shareholder reports and other information. Thornburg also may pay amounts from its own resources to financial intermediaries for those services. In certain circumstances, these amounts will not be paid to financial intermediaries in respect of accounts the value of which has decreased below the applicable account minimum. See “Selling Fund Shares” below for more detail about such minimums.

In addition to the amounts described above, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Purchases by Employer-Sponsored Retirement Plans

Some of the Funds offer classes of shares that are intended for sale specifically to employer-sponsored retirement plans. These “Class R” shares are described in more detail in a separate “Retirement Plan Shares” prospectus, which you can obtain through your financial intermediary or by contacting a Fund Support Representative at 1-800-847-0200. No employer-sponsored retirement plan may purchase Class A or Class I shares of a Fund that also offers a comparable class of retirement shares unless the employer-sponsored retirement plan meets the applicable investment minimums for the class of shares to be purchased and: (i) the administrator or sponsor of the plan has, before July 1, 2007, established an account through which Class A or Class I shares of a Fund may be purchased or entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase of Class A or Class I shares is made through a clearly defined “wrap” asset allocation program or other fee-based brokerage account that does not make the Fund’s Class R shares available to investors. An employer-sponsored retirement plan which meets the foregoing eligibility requirements to purchase a Fund’s Class A shares will generally be eligible to purchase those Class A shares with no sales charge, as described in more detail below in “Buying Class A Shares - Sales Charge Waivers.”

As used herein, the term “employer-sponsored retirement plan” includes group profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred

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compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Retail non-retirement accounts, individual retirement accounts (“IRAs”), Roth IRAs, SIMPLE IRAs, individual (“solo”) and certain small employer 401(k) plans, individual profit sharing plans, individual 403(b) plans, Simplified Employee Pensions (“SEPs”), SAR-SEPs, 529 tuition programs and Coverdell Educational Savings Accounts are not considered employer-sponsored retirement plans and are not subject to this restriction on purchases. “Small employer,” for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares.

Buying Class A Shares

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at the NAV next determined after your order is received in proper form. The sales charge is shown in the table below. The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund’s payment to Thornburg Securities Corporation (“TSC”), or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets each year (up to 0.20% in the case of Low Duration Municipal Fund and Low Duration Income Fund), for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. Because this fee is paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class A Shares Total Sales Charge

	As Percentage of		Amount Retained by Selling Dealer (as a percentage of offering price)*
	Offering Price	Net Asset Value

Low Duration Municipal Fund, Low Duration Income Fund, and the Limited Term Funds (National, California, Government, and Income Funds)

Less than $250,000.00	1.50%	1.52%	1.50%

$250,000 to 499,999.99	1.25%	1.27%	1.25%

$500,000 to 999,999.99	1.00%	1.01%	0.85%

$1,000,000 and over**	None	None	None

Strategic Municipal Income Fund and each of the Intermediate Term Funds (National, New Mexico and New York Funds)

Less than $250,000.00	2.00%	2.04%	2.00%

$250,000 to 499,999.99	1.50%	1.52%	1.50%

$500,000 to 999,999.99	1.25%	1.27%	1.10%

$1,000,000 and over**	None	None	None

	As Percentage of		Amount Retained by Selling Dealer (as a percentage of offering price)*
	Offering Price	Net Asset Value

Strategic Income Fund and each of the Equity Funds

(Value, International Value, Growth, International Growth, Income Builder, Global Opportunities, Developing World and Better World International Funds)

Less than $50,000	4.50%	4.71%	4.00%

$50,000 to 99,999.99	4.00%	4.17%	3.50%

$100,000 to 249,999.99	3.50%	3.63%	3.00%

$250,000 to $499,999.99	3.00%	3.09%	2.50%

$500,000 to 999,999.99	2.00%	2.04%	1.50%

$1,000,000 and over**	None	None	None

*	At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These “full reallowances” may be based upon the dealer reaching specific minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws.

** There is no sales charge on investments of $1 million or more made by a purchaser, but a contingent deferred sales charge (“CDSC”) will be imposed on any part or all of such an investment which is redeemed within 12 months of purchase. The CDSC is 0.50% for Low Duration Municipal Fund, Low Duration Income Fund, Strategic Municipal Income Fund, and the Limited Term and Intermediate Term Funds shown above, 1% for Strategic Income Fund and for the Equity Funds shown above, and may be subject to waiver or reduction under the circumstances described in the Statement of Additional Information. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for Low Duration Municipal Fund, Low Duration Income Fund, Strategic Municipal Income Fund or for any of the Limited Term or Intermediate Term Funds of up to 0.50% for any portion of that order from $1 million to $2 million, up to 0.35% for any portion of that order exceeding $2 million up to $4 million, and up to 0.25% for any portion of that order exceeding $4 million. TSC intends to pay a commission to financial intermediaries who place an order for a single purchaser for Strategic Income Fund or for any of the Equity Funds of up to 1% for any portion of that order from $1 million to $2 million, up to 0.70% for any portion of that order exceeding $2 million up to $4 million, and up to 0.50% for any portion of that order exceeding $4 million. Payment of any such commission is subject to certain restrictions described in the Statement of Additional Information.

Because the annual fees for Class A shares of each Fund are lower than the fees for Class C or D shares of the same Fund, any dividends paid by the Fund will be higher for the Class A shares of the Fund than for Class C or D shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C or D shares of each Fund for a given amount invested.

If you are among the classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, but you are not eligible to purchase Class I shares, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Rights of Accumulation or Letter of Intent, you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

At the time of purchase, each investor should provide to their financial intermediary information on any existing investment in the Fund or intention to make future purchases,

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so that the investor can take full advantage of sales charge discounts, or the Rights of Accumulation or Letter of Intent described below. This information ordinarily can be shown by providing for each account relied upon to obtain the sales charge reduction, account statements that show the accountholder names, tax identification number, share amounts, transactions and other information which serves as a basis for the sales charge reduction. In addition, purchases under the Rights of Accumulation may require additional information regarding your relationship to a family member or business entity whose account is considered in determining the accumulation amount.

You also may view the Funds’ Prospectus, including this discussion of sales charges and waivers, by going to “Forms and Literature” on the Thornburg website at www.thornburg.com, and clicking the hyperlink to view the current Prospectus.

Letters of Intent and Rights of Accumulation: If you intend to invest, over the course of 13 or fewer months, an amount of money in Class A shares that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a Letter of Intent (“LOI”) and delivering the signed LOI to your financial intermediary. An LOI is a nonbinding commitment to purchase shares of the Funds over a 13-month period. In exchange for making that nonbinding commitment, each purchase of Class A shares of a Fund made in your qualifying accounts (as defined below) during the 13-month period after you deliver the signed LOI to your financial intermediary will be charged the same reduced sales charge that would have applied if you had purchased all of those Fund shares in a single transaction. If you already owned Fund shares in your qualifying accounts before entering into the LOI, the value of those previously owned shares will be counted toward your LOI commitment, but reduced sales charges will not apply retroactively to your purchases of those previously owned shares. You do not have to reach the goal you set in your LOI. If you do not meet that goal by the end of the 13-month period, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of Fund shares from your qualifying accounts to obtain the difference. The LOI that you deliver to your financial intermediary must reference all qualifying accounts to which the LOI will apply. If a qualifying account is not referenced in the LOI, the value of the shares in that qualifying account will not be considered in determining whether you have met your LOI goal. If you die within the 13-month period of your LOI, your commitment under the LOI will be deemed to have been met. Dealer commissions will not be adjusted or paid on any difference between what the shareholder intended to invest under the LOI and what was actually invested.

You may qualify for a reduced sales charge under Rights of Accumulation when your current purchase of Class A shares of any of the Funds in this Prospectus, added to the value of the Class A, Class C and Class D shares of all Thornburg Funds in your qualifying accounts, passes one of the sales charge breakpoints displayed in the sales charge table for Class A shares shown above.

For purposes of any sales charge reductions for which you may qualify under either a Letter of Intent or Rights of Accumulation, “qualifying accounts” include:

•	Accounts under your name (alone or with other accountholders) with your federal tax identification number, shown on the Fund’s records as opened by the same financial advisor or firm through which you are making your current purchase of Class A shares; and

•	Accounts under the name of persons in your household having the same mailing address as identified in your account application and opened by the same financial intermediary through which you are making your current purchase of Class A shares.

If you believe you qualify for these discounts with regard to any purchase, you must notify your financial intermediary at the time of purchase to receive a reduced sales charge and must provide all applicable account numbers as described above.

Please Note: The discounts available through the Letter of Intent or Rights of Accumulation will not apply if your shares are held through financial intermediaries other than the financial intermediary through which you are making your current purchase of shares. You should also note that these discounts do not apply to shares held in Thornburg Investment Management Separate Accounts or in employer-sponsored retirement plans.

SALES CHARGE WAIVERS: You may purchase Class A shares of each Fund with no sales charge if you notify TSC, the Funds’ Transfer Agent (BFDS) or your financial intermediary at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

A Shareholder Who Redeemed Class A Shares of a Thornburg Fund. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the same Fund and through the same account, up to the dollar amount you previously redeemed.

An Officer, Trustee, Director, or Employee of Thornburg (or any investment company managed by Thornburg), TSC, any affiliated Thornburg Company, the Funds’ Custodian

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bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

Employees of Brokerage Firms who are members in good standing with the Financial Industry Regulatory Authority (“FINRA”); employees of financial planning firms who place orders for the Fund through a member in good standing with FINRA; the families of both types of employees. Orders must be placed through a FINRA member firm who has signed an agreement with TSC to sell Fund shares.

Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

Investors Purchasing $1 Million or More. However, a contingent deferred sales charge of 0.50% (1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund) applies to shares redeemed within one year of purchase. This contingent deferred sales charge may be waived or reduced under the circumstances described in the Statement of Additional Information.

Those Persons Who Are Determined by the Trustees of the Fund to have acquired their shares under special circumstances not involving any sales expenses to the Funds or TSC.

Purchases Placed Through a Broker that Maintains One or More Omnibus Accounts with the Fund provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; or (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Purchases Placed by an Employer-Sponsored Retirement Plan, provided: (i) the plan’s administrator or other plan sponsor has, before July 1, 2007, established an account through which Class A shares have been purchased or has entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase is made through a clearly defined “wrap” asset allocation program or other fee-based brokerage account that does not make the Fund’s retirement class shares available to investors.

Purchases through Certain Self-Directed Brokerage Accounts. Customers of financial intermediaries who have entered into an agreement with TSC to offer shares of the Funds at net asset value to self-directed investment brokerage accounts which may or may not charge a transaction fee to those customers.

Buying Class C Shares

Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (“CDSC”) if the shares are redeemed within one year of purchase. The CDSC is 0.50% for Limited Term National Fund, Limited Term California Fund, Limited Term U.S. Government Fund and Limited Term Income Fund, 0.60% for Intermediate National Fund and Strategic Municipal Income Fund and 1% for Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the account holder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. The conditions of those waivers are described in the Statement of Additional Information. In addition, under certain conditions you may be entitled to a waiver of the CDSC on redemptions made pursuant to a systematic withdrawal plan. See “Systematic Withdrawal Plan” below for more information. Class C shares are subject to a Rule 12b-1 Service Plan providing for the Fund’s payment to Thornburg Securities Corporation (“TSC”), or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets each year, for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for the Fund’s payment to TSC, or to such other persons as TSC may direct, of amounts for the sale and distribution of the Fund’s shares and to pay for commissions and other distribution expenses. The 12b-1 Distribution Plan provides for payment of up to 0.75% of the average annual net assets attributable to Class C shares of each of Strategic Income

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Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund, 0.35% of the average annual net assets attributable to Class C shares of each of Intermediate National Fund and Strategic Municipal Income Fund, and 0.25% of the average annual net assets attributable to Class C shares of Limited Term National Fund, Limited Term California Fund, Limited Term U.S. Government Fund and Limited Term Income Fund. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

TSC will not accept any order for Class C shares which it is able to determine will exceed $1,000,000, when added together with the value of shares in all Thornburg Funds owned by the investor through the same account or qualifying account as described under the Rights of Accumulation section. TSC may not be able to determine each instance in which this limitation applies because shareholder account information may be maintained by financial intermediaries, and may not be available to TSC. Investors planning large purchases of Class C shares, or cumulative purchases of Class C shares over time, should consult with their financial intermediary about the higher annual fees for Class C shares and consider if it would be more advantageous to purchase Class A shares under a Letter of Intent or Rights of Accumulation. See “Buying Class A Shares.”

If your investment horizon is relatively short and you do not qualify to purchase Class I Shares or Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

Buying Class D Shares

Class D shares are sold at the NAV next determined after your order is received. Class D shares are currently available only for Intermediate New Mexico Fund. Class D shares are not subject to a CDSC upon redemption. Class D shares are subject to a Rule 12b-1 Service Plan providing for the Fund’s payment to Thornburg Securities Corporation (“TSC”), or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. Class D shares are also subject to a Rule 12b-1 Distribution Plan providing for the Fund’s payment to TSC, or to such other persons as TSC may direct, of a fee of up to 0.25% of the class’s average annual net assets each year, to pay for the sale and distribution of the Fund’s shares and to pay for commissions and other distribution expenses. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class D shares.

Buying Class I Shares

Class I shares are sold with no initial sales charge or contingent deferred sales charge at the NAV per share next determined after your purchase order is received in proper form. Class I shares are also subject to a Rule 12b-1 Service Plan, which permits each Fund to pay Thornburg Securities Corporation (“TSC”), or such other persons TSC may direct, for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. The maximum annual payment under the plan is 0.25% (0.20% in the case of Low Duration Municipal Fund and Low Duration Income Fund) of the class’s average annual net assets, but TSC has advised that it has no current intention to seek any payment under the plan for Class I shares. Because this fee is paid out of the class’s assets, payment of the fee on an ongoing basis would increase the costs of your investment and might cost more than paying other types of sales charges.

Investors who hold Class I shares of the Fund through a wrap or fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Class I shares also may be available to purchasers who are determined under procedures established by the Trustees to have acquired their shares under special circumstances not involving any sales expenses to the Fund or TSC, and not involving any expected administrative services exceeding services customarily provided for Class I shares.

Employees, officers, trustees, directors of any Thornburg Fund or Thornburg company, and families and trusts established for the benefit of any of the foregoing, may also purchase Class I shares.

No employer-sponsored retirement plan may purchase Class I shares of a Fund that also offers a comparable class of retirement shares unless the employer-sponsored retirement plan meets the applicable investment minimum for Class I

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shares and: (i) the administrator or sponsor of the plan has, before July 1, 2007, established an account through which Class I shares of a Fund may be purchased or entered into an arrangement with Thornburg or TSC allowing for the purchase of such shares; or (ii) the purchase of Class I shares is made through a clearly defined “wrap” asset allocation program or other fee-based brokerage account that does not make the Fund’s retirement class shares available to investors.

Selling Fund Shares

You can withdraw money from your Fund account at any time by redeeming some or all of your shares, either by selling them back to the Fund or by selling the shares through your financial intermediary (in which latter case, you should consult your financial intermediary for procedures governing redemption through the intermediary’s firm). Your shares will be redeemed by the Fund at the NAV per share next determined after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. No CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern Time.

Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors. No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a combined net asset value of less than $1,000. No contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum.

A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To sell shares in an account, you may use any of the following methods:

Written Instructions. Mail your instructions to the Transfer Agent at the address shown on the back cover page. Instructions must include the following information:

•	Your name;

•	The Fund’s name;

•	Fund Account number;

•	Dollar amount or number of shares to be redeemed;

•	Medallion signature guarantee stamp, if required (see below for instructions); and

•	Signature (see below for signature instructions).

Signature Requirements

Individual, Joint Tenants, Tenants in Common, Sole Proprietor, or General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

UGMA or UTMA. Instructions must be signed by the custodian exactly as the custodian’s name appears on the account.

Trust. Instructions must be signed by the trustee, showing trustee’s capacity. If trustee’s name is not on the account registration, provide a copy of trust document certified within the last 60 days.

Corporation or Association. Instructions must be signed by a person authorized to sign on the account. A Medallion signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

IRA or Retirement Account. See IRA instructions or telephone 1-800-847-0200.

Executor, Administrator, Conservator, or Guardian. Telephone 1-800-847-0200.

Telephone Redemption. If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem your shares by telephoning a Fund Support Representative at 1-800-847-0200. See “Investor Services,” below, or telephone 1-800-847-0200 for more information.

Redeem Through Financial Intermediary. Consult with your financial intermediary. Your financial intermediary may charge a fee.

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Systematic Withdrawal Plan. Systematic withdrawal plans let you set up periodic redemptions from your account. The minimum periodic redemption amount under a systematic withdrawal plan is $50. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the same Fund on a regular basis. If you have at least $10,000 invested in your account at the time you set up a systematic withdrawal plan, the contingent deferred sales charge (“CDSC”) which would ordinarily be imposed on redemptions of Class C shares from that account within one year of purchase will be waived on redemptions up to 10% of the account value as of the date you set up your systematic withdrawal plan. Please telephone a Fund Support Representative at 1-800-847-0200 for more information or to set up a systematic withdrawal plan.

Certain Requests Must Include a Medallion Signature Guarantee. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a Medallion signature guarantee if any of the following situations apply:

•	You wish to redeem more than $25,000 worth of shares;

•	Your account registration has changed within the last 30 days;

•	The check is being mailed to a different address than the one on your account (record address);

•	The check is being made payable to someone other than the account owner;

•	The redemption proceeds are being transferred to a Fund account with a different registration; or

•	The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You must obtain a Medallion signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (“STAMP”). The STAMP Medallion imprint is the only signature guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

Investor Services

Fund Information. Thornburg’s telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern Time. If you call during these times, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

•	Confirmation statements after every transaction affecting your account;

•	Monthly account statements (except Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund which send quarterly account statements); and

•	Financial reports (every six months).

Thornburg’s Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Shareholders should note that certain methods of contacting Thornburg may be unavailable or delayed following a natural disaster, cybersecurity incident, or other force majeure event.

Automatic Investment Plan. One easy way to pursue your financial goals is to invest money regularly, which you can do by signing up for the Fund’s Automatic Investment Plan. Under this plan, shareholders with existing accounts in a Fund can arrange for a predetermined amount of money to be withdrawn from their bank account and invested in that Fund’s shares at periodic intervals. The minimum amount that can be invested in a Fund at each periodic interval is $100, unless a different minimum is specified by the financial intermediary through whose brokerage account you are investing. Regular investment plans do not guarantee a profit and will not protect you against loss in a declining market. Certain restrictions apply for retirement accounts. Call 1-800-847-0200 and speak to a Fund Support Representative for more information.

Exchanging Shares. As a shareholder you have the privilege of exchanging shares of any class of a Thornburg Fund for shares of the same class of another Thornburg Fund. You should note the following before exchanging shares.

•	The Fund you are exchanging into must be qualified for sale in your state.

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

•	Before exchanging into a Fund, read the Prospectus for that Fund.

•	Exchanges for shares of another Thornburg Fund will be treated as a sale of your shares for tax purposes and, therefore, an exchange may have tax consequences for you. See “Taxes” below for more information.

•

Each Fund reserves the right to refuse any exchange, or temporarily or permanently terminate the exchange privilege of any investor or group if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives

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and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, exchanges appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for this purpose. See “Transaction Details - Excessive Trading” below.

•	Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

•	You will not pay a CDSC on the exchange of Class C shares of a Thornburg Fund for Class C shares of another Thornburg Fund, even if the exchange occurs within 12 months of your purchase of the original shares. A CDSC will apply, however, to any subsequent sale of those Class C shares within 12 months of your original date of purchase, unless you otherwise qualify for a waiver of that CDSC. See “Buying Class C Shares,” above, for more information on CDSC waivers.

The Funds reserve the right to terminate or modify the exchange privilege in the future.

Telephone Redemption. If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem any class of shares by telephone simply by calling a Fund Support Representative at 1-800-847-0200. Money may be wired or sent via Automated Clearing House (“ACH”) to the bank account designated on your account application or sent to you by check. The minimum wire redemption amount is $1,000, and the minimum check redemption amount is $50. Telephone redemptions sent via Federal Funds wire generally will be credited to your bank account on the business day after your shares are redeemed.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling a Fund Support Representative to obtain a telephone redemption application. Once you receive it, please fill it out, have it Medallion signature guaranteed and send it to the address shown in the application.

The Funds, TSC, Thornburg and the Funds’ Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you may otherwise have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds’ Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures may include recording of telephone transactions, sending written confirmation of such transactions within five days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts and Transactions with Intermediaries. An investor may select a financial intermediary such as a securities dealer, broker, financial advisor, retirement plan, bank or trust company through which the investor purchases, sells and holds Fund shares. The intermediary typically provides a range of services for the convenience of the investor, which may include holding Fund shares of record for the investor, issuing account statements, executing transactions, distributing dividends and redemption proceeds, and assisting with tax reporting. The investor selects the financial intermediary, and neither the Funds, the Transfer Agent nor Thornburg will be responsible for failures or delays in crediting the investor for dividends or redemption proceeds, errors in account statements or other reports, errors in executing purchases or sales of shares, delays in reports, electronic hacking or other cyber events affecting accounts with an intermediary, or for any loss to the investor due to the failure or insolvency of the investor’s intermediary, the intermediary’s loss of property or funds, or other acts or omissions by the intermediary. Information respecting the compensation of financial intermediaries is provided above under the caption “Opening Your Account – Buying Fund Shares – Compensation to Financial Advisors and Others.” Thornburg does not audit the operations of financial intermediaries. Investors are urged to confer with their own intermediaries to learn about the different options available for owning mutual fund shares and the compensation paid to their intermediaries.

Inactive Accounts. Under certain states’ laws, the assets within a financial account will be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check, update his mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its

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agents will be liable to you or your representatives for good faith compliance with those laws.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern Time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications as to value from dealers and general market conditions. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust’s valuation and pricing committee determines a fair value for the security using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where a Fund’s management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust’s valuation and pricing committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security in an orderly transaction between market participants at the measurement date. Because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by a Fund upon the sale of the investment, and that difference could be material to the Fund’s financial statements. The valuation and pricing committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

An equity security’s market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation for the security, create a question about the reliability of the security’s market value. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation’s market value may be deemed unreliable by the Fund’s management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the obligation.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See “Excessive Trading” for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Limited Term Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the market values of some of the Fund’s assets may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold a portion of your taxable distributions and redemption proceeds. See the Statement of Additional Information for further details about backup withholding.

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Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchanging Shares” above and “Excessive Trading,” below.

If you open or add to your account yourself rather than through your financial intermediary please note the following.

•	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

•	Except in limited situations at Thornburg’s sole discretion, the Funds do not accept cash or cash equivalents. For this purpose, cash equivalents include, but are not limited to, cashier’s checks, official bank checks, money orders, traveler’s checks, and credit card checks.

•	The Fund does not accept third party checks (except for properly endorsed third party checks in connection with an IRA rollover).

•	If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Funds or sell them through your financial intermediary you may be charged a fee for this service. Please read your financial intermediary’s program materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund’s behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund’s net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC, or Thornburg and the Funds, TSC, and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders. Among those procedures, the Trust has delegated to Thornburg the task of monitoring trading activity in the Funds. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund’s portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and

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the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. Omnibus accountholders also may implement procedures, separate from Thornburg’s measures, to monitor and restrict trading perceived to be excessive. See also “Investor Services - Exchanging Shares” above.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Each of the fixed income Funds declares dividends from its net investment income daily and pays those dividends monthly. Income Builder Fund typically declares dividends from net investment income daily and pays those dividends quarterly. Value Fund, International Value Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, which you can change at any time.

Dividends from Net Investment Income

1.	Reinvestment Option. Your dividend distributions, if any, will be automatically invested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other available Thornburg Fund.

2.	Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains

1.	Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to reinvest your capital gain distributions in shares of any other available Thornburg Fund.

2.	Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Investors should consider the tax implications of buying shares in a Fund just before a distribution. The money a Fund earns from its dividend, interest, capital gains and

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other income is reflected in the Fund’s share price until it distributes the money. At that time the distribution is deducted from the share price. If you buy shares just before a Fund makes a distribution (and, in particular, a capital gains distribution), you will get back some of your money as a taxable distribution.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable. See “Taxes,” below.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

Taxes

Federal Taxes – In General. Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals or who hold Fund shares through individual retirement accounts or other tax-deferred accounts, should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds.

Please note that, in addition to the taxes described below, a 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Net investment income does not include Exempt Interest Dividends paid by the Municipal Funds. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Distributions – Municipal Funds.

Low Duration Municipal Fund, Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund (the “Municipal Funds”) intend to satisfy conditions that will enable them to designate distributions from the net interest income generated by those investments in municipal obligations which are exempt from federal income tax when received by a Fund, as “Exempt Interest Dividends.” Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

Distributions by each of the Municipal Funds of any net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the U.S. government, its agencies and instrumentalities) will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions by each of the Municipal Funds of any net short-term capital gains realized by the Fund, and any distributions of income realized upon amortization of market discount on portfolio investments, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Net long-term capital gains distributed by the Fund will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although realized gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year the Fund will, where applicable, mail information to shareholders regarding the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable, if any, income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See “State Taxes.”)

The Internal Revenue Code treats interest on certain municipal obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Municipal Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are uncertain. Some portion of Exempt Interest Dividends could, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisors as to the extent and effect of this treatment.

If the Internal Revenue Service determines that the issuer of a municipal obligation held by a Fund does not comply with the Code, interest payments received by the Fund with respect to the obligation may become taxable. In that case, the portions of distributions made by the Fund relating to the taxable interest payments would be taxable to shareholders. If such determination by the Service is made retroactively, with respect to distributions made by a Fund in previous years, shareholders who received those distributions would be required in some instances to file amended income tax

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returns and pay additional taxes with respect to the portion of the distributions deemed to be taxable.

Federal Tax Treatment of Distributions - Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund. Distributions to shareholders representing net investment income, income realized upon amortization of market discount on debt obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares – All Funds. An investor’s redemption of Fund shares, or exchange of shares for shares of another Fund, is generally a taxable transaction for federal income tax purposes, and the shareholder realizes gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange. Applicable law requires Thornburg to provide to both the shareholder and the Internal Revenue Service information about the cost basis and holding period of any Fund shares redeemed or sold in accounts specified by regulations for shares acquired by the shareholder on or after January 1, 2012 (“covered shares”). Information about the cost basis and holding period of covered shares will be reported to the shareholder and the Internal Revenue Service on Form 1099-B, and shareholders will be required to use that information when completing their annual federal income tax returns. Thornburg’s default method for calculating cost basis is the Average Cost method. For shareholders who hold their Fund shares through a financial intermediary, the intermediary may select a different default method for calculating cost basis. Shareholders who wish to elect a cost basis method other than the applicable default method should contact Thornburg at 1-800-847-0200 or their financial intermediary for instructions. The cost basis method elected by the shareholder or applied by default may not be changed for any sale or exchange of Fund shares after the settlement date of that sale or exchange. Thornburg offers no tax advice, and shareholders are advised to consult their own tax advisors respecting which cost basis method may be most appropriate for them.

State Taxes. The laws of the different states and local taxing authorities vary with respect to the taxation of distributions of net investment income and capital gains, and shareholders of the Funds are advised to consult their own tax advisors in that regard. Each Municipal Fund will advise its shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns. Distributions to individuals attributable to interest on municipal obligations originating in California, New Mexico and New York are not subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owned shares in Intermediate New Mexico Fund, will not be required by New Mexico to pay New Mexico state income taxes on interest dividends attributable to obligations owned by the Fund and originating in New Mexico. Additionally, individual shareholders of Intermediate New York Fund are not subject to New York City income taxes on interest dividends of the Fund attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise. Prospective investors are urged to confer with their own tax advisors for more detailed information concerning state tax consequences.

Organization of the Funds

Each Fund is a series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified; the other series of the Trust are diversified. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class of shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the

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maintenance of the class shareholders. Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

	Year Ended September 30, 2016
	Management Fee Rate	Administrative Services Fee Rate
	(all Classes)	Class A, C & D	Class I
Low Duration Municipal Fund	0.40%	0.125%	0.05%

Limited Term National Fund	0.26%	0.125%	0.05%

Intermediate National Fund	0.45%	0.125%	0.05%

Strategic Municipal Income Fund	0.75%	0.125%	0.05%

Limited Term California Fund	0.47%	0.125%	0.05%

Intermediate New Mexico Fund	0.50%	0.125%	0.05%

Intermediate New York Fund	0.50%	0.125%	0.05%

Limited Term U.S. Government Fund	0.38%	0.125%	0.05%

Low Duration Income Fund	0.40%	0.125%	0.05%

Limited Term Income Fund	0.35%	0.125%	0.05%

Strategic Income Fund	0.71%	0.125%	0.05%

Value Fund	0.85%	0.125%	0.05%

International Value Fund	0.70%	0.125%	0.05%

Growth Fund	0.86%	0.125%	0.05%

International Growth Fund	0.82%	0.125%	0.05%

Income Builder Fund	0.69%	0.125%	0.05%

Global Opportunities Fund	0.79%	0.125%	0.05%

Developing World Fund	0.94%	0.125%	0.05%

Better World International Fund	0.98%	0.125%	0.05%

The advisory fee rate for each Fund decreases as assets increase and increases as assets decrease in accordance with the following breakpoint schedules:

Low Duration Municipal Fund and Low Duration Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.400%
$1 billion to $1.5 billion	0.300%
$1.5 billion to $2 billion	0.250%
Over $2 billion	0.225%
Limited Term National Fund and Limited Term California Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%

$500 million to $1 billion	0.400%

$1 billion to $1.5 billion	0.300%

$1.5 billion to $2 billion	0.250%

Over $2 billion	0.225%

Intermediate National Fund, Intermediate New Mexico Fund, Intermediate New York Fund, and Limited Term Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%

$500 million to $1 billion	0.450%

$1 billion to $1.5 billion	0.400%

$1.5 billion to $2 billion	0.350%

Over $2 billion	0.275%
Limited Term U.S. Government Fund
Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.375%

$1 billion to $2 billion	0.325%

Over $2 billion	0.275%
Strategic Municipal Income Fund and Strategic Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.750%

$500 million to $1 billion	0.675%

$1 billion to $1.5 billion	0.625%

$1.5 billion to $2 billion	0.575%

Over $2 billion	0.500%
Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.875%

$500 million to $1 billion	0.825%

$1 billion to $1.5 billion	0.775%

$1.5 billion to $2 billion	0.725%

Over $2 billion	0.675%
Developing World Fund and Better World International Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.975%

$500 million to $1 billion	0.925%

$1 billion to $1.5 billion	0.875%

$1.5 billion to $2 billion	0.825%

Over $2 billion	0.775%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2016.

Thornburg and TSC may, from time to time, agree to waive fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the limit prior to the end of that fiscal year. Fee

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waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg’s fees, each Fund will pay all other costs and expenses of its operations. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under “Opening Your Account - Buying Fund Shares.”

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers

The people with the most significant responsibility for day-to-day management of each of the Funds are identified in the first part of this Prospectus under the heading “Portfolio Managers.” Some Funds have a single portfolio manager, and other Funds have portfolio managers who work together. Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. For Funds with more than one portfolio manager, the portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are primarily responsible for the Fund’s portfolio management, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The following disclosure provides information about each portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Low Duration Municipal Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015.

Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Limited Term National Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Intermediate National Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

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Strategic Municipal Income Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Limited Term California Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Intermediate New Mexico Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Intermediate New York Fund

Christopher Ryon, CFA, a managing director of Thornburg, is a portfolio manager for the Municipal Funds. Mr. Ryon joined Thornburg in 2008 and was named as a managing director in the same year. Before joining Thornburg, Mr. Ryon was associated with Vanguard’s Fixed Income Group in various roles, including as a high yield analyst, portfolio manager and head of Vanguard’s intermediate and long-term municipal bond group.

Nicholos Venditti, a managing director of Thornburg, has been a portfolio manager of the Municipal Funds since 2015. Mr. Venditti joined Thornburg in 2010 as a fixed income research analyst, was promoted to associate portfolio manager in 2011, and was named a managing director in 2015. Mr. Venditti earned an MS in finance from Syracuse University, an MA in applied economics from the University of North Carolina – Greensboro, and a BA from Trinity University. Before joining Thornburg, Mr. Venditti worked for three years as an assistant vice president for bond insurer FSA (since merged with Assured Guaranty Corp).

Limited Term U.S. Government Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited

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Term U.S. Government Fund, Low Duration Income Fund, and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Low Duration Income Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The

University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Limited Term Income Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Strategic Income Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in

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2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Value Fund

Connor Browne, CFA, a managing director of Thornburg, has been a portfolio manager of Value Fund since 2006. Mr. Browne joined Thornburg Investment Management in 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds, and he is the portfolio manager of Thornburg Long/Short Equity Fund, a separate series of the Trust offered through a separate prospectus.

Robert MacDonald, CFA, a managing director of Thornburg, has been a portfolio manager of Value Fund since 2015. Mr. MacDonald joined Thornburg Investment Management as an equity analyst in 2007, and was later promoted to associate portfolio manager and then portfolio manager. He was named a managing director in 2015. Mr. MacDonald holds an MBA from the University of Chicago and a BA in economics and computer science from Amherst College.

International Value Fund

Lei Wang, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2006. Mr. Wang joined Thornburg Investment Management in

2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Di Zhou, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2015. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst, was promoted to associate portfolio manager in 2014, and was named a managing director in 2015. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

Growth Fund

Tim Cunningham, CFA, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Cunningham joined Thornburg in 2007, was named a managing director in 2010, and served as an associate portfolio manager since 2009. Prior to joining Thornburg, Mr. Cunningham was a research associate at Insight Capital Research & Management. Mr. Cunningham holds an MBA from the University of Colorado and a BA in Finance from the University of Nevada.

Greg Dunn, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Dunn joined Thornburg in 2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

International Growth Fund

Tim Cunningham, CFA, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Cunningham joined Thornburg in 2007, was named a managing director in 2010, and served as an associate portfolio manager since 2009. Prior to joining Thornburg, Mr. Cunningham was a research associate at Insight Capital Research & Management. Mr. Cunningham holds an MBA from the University of Colorado and a BA in Finance from the University of Nevada.

Greg Dunn, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Dunn joined Thornburg in

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2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

Income Builder Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Income Builder Fund since 2013 and a portfolio manager of Developing World Fund since 2015. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, and was promoted to associate portfolio manager in 2011. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and a managing director and chief investment officer of Thornburg Investment Management, Inc., has been a portfolio manager of Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients.

Global Opportunities Fund

Brian J. McMahon, the president of Thornburg Investment Trust and a managing director and chief investment officer of Thornburg Investment Management, Inc., has been a portfolio manager of Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global

Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients.

W. Vinson Walden, CFA, a managing director of Thornburg since 2004, has been a portfolio manager of the Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

Developing World Fund

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Developing World Fund since 2015 and a portfolio manager of Income Builder Fund since 2013. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, was promoted to associate portfolio manager in 2011 and was promoted to portfolio manager in 2013. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of Developing World Fund since 2015. Mr. Wilson joined Thornburg in 2012 as an associate portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr. Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

Better World International Fund

Rolf Kelly, CFA, a managing director of Thornburg, has been the portfolio manager of the Fund since its inception. Mr. Kelly joined Thornburg in 2007 as an equity research analyst and was named associate portfolio manager in 2011 and a managing director in 2013. Mr. Kelly previously worked as a reservoir engineer for a major integrated petroleum company, managing oil and gas fields in South Texas, the Rocky Mountains, and the North Slope of Alaska. Mr. Kelly holds an MBA from Duke University’s Fuqua School of Business and a BA in Geological Engineering from the Colorado School of Mines.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2016, for each Fund appears in the financial statements for the Fund, which have been audited by [ _ _ _ _ _ _ _ ], independent registered public accounting firm.

The report of [ _ _ _ _ _ _ _ ] together with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

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Thornburg Low Duration Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 12.35	0.03	(0.01)	0.02	(0.03)	–	(0.03)	$ 12.34
2015(b)	$ 12.34	0.02	0.01	0.03	(0.02)	–	(0.02)	$ 12.35
2014(b)(c)	$ 12.31	0.02	0.03	0.05	(0.02)	–	(0.02)	$ 12.34

Class I Shares
2016	$ 12.35	0.05	(0.01)	0.04	(0.05)	–	(0.05)	$ 12.34
2015	$ 12.34	0.04	0.01	0.05	(0.04)	–	(0.04)	$ 12.35
2014(c)	$ 12.31	0.04	0.03	0.07	(0.04)	–	(0.04)	$ 12.34

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Fund commenced operations on December 30, 2013.
(d)	Annualized.
+	Based on weighted average shares outstanding.

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Thornburg Low Duration Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.24	0.70	0.70	2.19	0.15	21.17	$ 4,241
0.15	0.67	0.67	2.85	0.22	20.53	$ 3,273
0.20(d)	0.66(d)	0.65(d)	3.14(d)	0.40	4.54	$ 2,751

0.43	0.50	0.50	0.72	0.36	21.17	$ 38,572
0.32	0.50	0.50	0.82	0.40	20.53	$ 41,755
0.42(d)	0.44(d)	0.44(d)	1.77(d)	0.56	4.54	$ 12,672

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Thornburg Limited Term Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 14.52	0.22	0.11	0.33	(0.22)	–	(0.22)	$14.63
2015(b)	$ 14.58	0.23	(0.06)	0.17	(0.23)	–	(0.23)	$14.52
2014(b)	$ 14.38	0.26	0.20	0.46	(0.26)	–	(0.26)	$14.58
2013(b)	$ 14.70	0.26	(0.32)	(0.06)	(0.26)	–	(0.26)	$14.38
2012(b)	$ 14.39	0.31	0.31	0.62	(0.31)	–	(0.31)	$14.70

Class C Shares
2016	$ 14.55	0.19	0.11	0.30	(0.19)	–	(0.19)	$14.66
2015	$ 14.60	0.19	(0.05)	0.14	(0.19)	–	(0.19)	$14.55
2014	$ 14.41	0.22	0.19	0.41	(0.22)	–	(0.22)	$14.60
2013	$ 14.72	0.23	(0.31)	(0.08)	(0.23)	–	(0.23)	$14.41
2012	$ 14.41	0.27	0.31	0.58	(0.27)	–	(0.27)	$14.72

Class I Shares
2016	$ 14.53	0.27	0.11	0.38	(0.27)	–	(0.27)	$14.64
2015	$ 14.58	0.27	(0.05)	0.22	(0.27)	–	(0.27)	$14.53
2014	$ 14.38	0.30	0.20	0.50	(0.30)	–	(0.30)	$14.58
2013	$ 14.70	0.31	(0.32)	(0.01)	(0.31)	–	(0.31)	$14.38
2012	$ 14.39	0.36	0.31	0.67	(0.36)	–	(0.36)	$14.70

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

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Thornburg Limited Term Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.54	0.72	0.72	0.72	2.32	14.53	$1,697,329
1.56	0.73	0.73	0.73	1.15	18.56	$1,700,127
1.78	0.72	0.71	0.72	3.20	14.46	$1,865,213
1.81	0.71	0.71	0.71	(0.39)	17.47	$2,178,317
2.13	0.72	0.72	0.72	4.36	12.72	$2,131,540

1.30	0.96	0.96	0.96	2.07	14.53	$741,637
1.32	0.96	0.96	0.96	0.98	18.56	$730,395
1.52	0.97	0.96	0.97	2.87	14.46	$749,648
1.55	0.97	0.97	0.97	(0.58)	17.47	$795,052
1.85	0.99	0.99	0.99	4.08	12.72	$777,026

1.85	0.41	0.41	0.41	2.64	14.53	$5,506,166
1.88	0.41	0.41	0.41	1.54	18.56	$4,832,467
2.09	0.40	0.40	0.40	3.53	14.46	$4,417,547
2.15	0.37	0.37	0.37	(0.05)	17.47	$3,502,580
2.46	0.39	0.39	0.39	4.71	12.72	$3,084,872

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Intermediate Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 14.17	0.29	0.30	0.59	(0.29)	–	(0.29)	$14.47
2015(b)	$ 14.23	0.30	(0.06)	0.24	(0.30)	–	(0.30)	$14.17
2014(b)	$ 13.76	0.34	0.47	0.81	(0.34)	–	(0.34)	$14.23
2013(b)	$ 14.22	0.33	(0.46)	(0.13)	(0.33)	–	(0.33)	$13.76
2012(b)	$ 13.59	0.40	0.63	1.03	(0.40)	–	(0.40)	$14.22

Class C Shares
2016	$ 14.19	0.24	0.30	0.54	(0.24)	–	(0.24)	$14.49
2015	$ 14.25	0.25	(0.06)	0.19	(0.25)	–	(0.25)	$14.19
2014	$ 13.78	0.30	0.47	0.77	(0.30)	–	(0.30)	$14.25
2013	$ 14.24	0.29	(0.46)	(0.17)	(0.29)	–	(0.29)	$13.78
2012	$ 13.61	0.36	0.63	0.99	(0.36)	–	(0.36)	$14.24

Class I Shares
2016	$ 14.15	0.33	0.31	0.64	(0.33)	–	(0.33)	$14.46
2015	$ 14.22	0.34	(0.07)	0.27	(0.34)	–	(0.34)	$14.15
2014	$ 13.75	0.38	0.47	0.85	(0.38)	–	(0.38)	$14.22
2013	$ 14.20	0.38	(0.45)	(0.07)	(0.38)	–	(0.38)	$13.75
2012	$ 13.58	0.44	0.63	1.07	(0.45)	–	(0.45)	$14.20

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.00	0.92	0.92	0.92	4.17	10.80	$ 467,335
2.09	0.92	0.92	0.92	1.68	13.49	$ 423,113
2.43	0.92	0.92	0.92	5.95	14.85	$ 417,369
2.37	0.92	0.92	0.92	(0.91)	29.18	$ 429,941
2.88	0.93	0.93	0.93	7.69	16.94	$ 456,527

1.68	1.24	1.24	1.27	3.84	10.80	$ 170,149
1.77	1.24	1.24	1.28	1.35	13.49	$ 160,042
2.11	1.24	1.24	1.29	5.61	14.85	$ 157,126
2.05	1.24	1.24	1.30	(1.22)	29.18	$ 159,727
2.56	1.24	1.24	1.31	7.36	16.94	$ 170,071

2.30	0.61	0.61	0.61	4.57	10.80	$ 958,674
2.39	0.62	0.62	0.62	1.91	13.49	$ 751,486
2.73	0.62	0.61	0.62	6.28	14.85	$ 618,280
2.68	0.61	0.61	0.61	(0.53)	29.18	$ 449,501
3.18	0.61	0.61	0.61	7.96	16.94	$ 365,443

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Strategic Municipal Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 15.16	0.33	0.37	0.70	(0.33)	–	(0.33)	$ 15.53
2015(b)	$ 15.19	0.35	(0.02)	0.33	(0.35)	(0.01)	(0.36)	$ 15.16
2014(b)	$ 14.40	0.41	0.85	1.26	(0.42)	(0.05)	(0.47)	$ 15.19
2013(b)	$ 15.17	0.41	(0.74)	(0.33)	(0.41)	(0.03)	(0.44)	$ 14.40
2012(b)	$ 14.06	0.49	1.13	1.62	(0.50)	(0.01)	(0.51)	$ 15.17

Class C Shares
2016	$ 15.17	0.28	0.37	0.65	(0.28)	–	(0.28)	$ 15.54
2015	$ 15.20	0.30	(0.02)	0.28	(0.30)	(0.01)	(0.31)	$ 15.17
2014	$ 14.41	0.37	0.84	1.21	(0.37)	(0.05)	(0.42)	$ 15.20
2013	$ 15.18	0.37	(0.74)	(0.37)	(0.37)	(0.03)	(0.40)	$ 14.41
2012	$ 14.07	0.45	1.12	1.57	(0.45)	(0.01)	(0.46)	$ 15.18

Class I Shares
2016	$ 15.17	0.38	0.37	0.75	(0.38)	–	(0.38)	$ 15.54
2015	$ 15.20	0.39	(0.01)	0.38	(0.40)	(0.01)	(0.41)	$ 15.17
2014	$ 14.41	0.46	0.85	1.31	(0.47)	(0.05)	(0.52)	$ 15.20
2013	$ 15.18	0.45	(0.73)	(0.28)	(0.46)	(0.03)	(0.49)	$ 14.41
2012	$ 14.07	0.53	1.13	1.66	(0.54)	(0.01)	(0.55)	$ 15.18

(a)  Not annualized for periods less than one year.

(b)  Sales loads are not reflected in computing total return.

+    Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Strategic Municipal Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.11	1.25	1.25	1.29	4.63	11.24	$ 79,058
2.28	1.25	1.25	1.31	2.18	12.13	$ 66,722
2.82	1.25	1.25	1.31	8.93	21.89	$ 61,424
2.74	1.25	1.25	1.31	(2.21)	37.42	$ 52,278
3.34	1.25	1.25	1.31	11.71	12.52	$ 65,446

1.80	1.55	1.55	1.66	4.32	11.24	$ 38,773
1.98	1.55	1.55	1.70	1.87	12.13	$ 29,073
2.53	1.55	1.55	1.72	8.60	21.89	$ 26,168
2.44	1.55	1.55	1.73	(2.50)	37.42	$ 21,344
3.04	1.55	1.55	1.78	11.38	12.52	$ 23,521

2.42	0.93	0.93	0.93	4.96	11.24	$ 190,658
2.60	0.93	0.93	0.93	2.50	12.13	$ 151,992
3.12	0.94	0.93	0.94	9.27	21.89	$ 137,109
3.04	0.95	0.95	0.96	(1.92)	37.42	$ 89,262
3.62	0.95	0.95	0.95	12.03	12.52	$ 92,386

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg California Limited Term Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 13.84	0.18	0.14	0.32	(0.18)	–	(0.18)	$ 13.98
2015(b)	$ 13.84	0.19	–(c)	0.19	(0.19)	–	(0.19)	$ 13.84
2014(b)	$ 13.54	0.23	0.30	0.53	(0.23)	–	(0.23)	$ 13.84
2013(b)	$ 13.75	0.24	(0.20)	0.04	(0.24)	(0.01)	(0.25)	$ 13.54
2012(b)	$ 13.41	0.29	0.34	0.63	(0.29)	–	(0.29)	$ 13.75

Class C Shares
2016	$ 13.85	0.14	0.14	0.28	(0.14)	–	(0.14)	$ 13.99
2015	$ 13.85	0.16	–(c)	0.16	(0.16)	–	(0.16)	$ 13.85
2014	$ 13.55	0.19	0.30	0.49	(0.19)	–	(0.19)	$ 13.85
2013	$ 13.76	0.20	(0.20)	–	(0.20)	(0.01)	(0.21)	$ 13.55
2012	$ 13.42	0.26	0.34	0.60	(0.26)	–	(0.26)	$ 13.76

Class I Shares
2016	$ 13.85	0.22	0.14	0.36	(0.22)	–	(0.22)	$ 13.99
2015	$ 13.85	0.24	–(c)	0.24	(0.24)	–	(0.24)	$ 13.85
2014	$ 13.55	0.27	0.30	0.57	(0.27)	–	(0.27)	$ 13.85
2013	$ 13.76	0.28	(0.19)	0.09	(0.29)	(0.01)	(0.30)	$ 13.55
2012	$ 13.42	0.33	0.35	0.68	(0.34)	–	(0.34)	$ 13.76

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg California Limited Term Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.28	0.93	0.93	0.93	2.32	16.47	$ 193,321
1.39	0.94	0.94	0.94	1.40	14.43	$ 171,344
1.67	0.95	0.94	0.95	3.93	16.85	$ 160,151
1.75	0.94	0.94	0.94	0.28	17.57	$ 159,058
2.15	0.95	0.95	0.95	4.78	13.06	$ 150,155

1.04	1.18	1.18	1.18	2.06	16.47	$ 68,229
1.15	1.18	1.18	1.18	1.15	14.43	$ 64,216
1.41	1.21	1.20	1.21	3.66	16.85	$ 62,858
1.48	1.21	1.21	1.21	0.02	17.57	$ 59,585
1.88	1.22	1.22	1.22	4.49	13.06	$ 59,563

1.60	0.62	0.62	0.62	2.64	16.47	$ 476,364
1.70	0.63	0.63	0.63	1.72	14.43	$ 407,557
1.99	0.62	0.62	0.62	4.27	16.85	$ 361,015
2.08	0.61	0.61	0.61	0.62	17.57	$ 254,869
2.46	0.62	0.62	0.62	5.12	13.06	$ 196,071

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg New Mexico Intermediate Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 13.55	0.30	0.12	0.42	(0.30)	–	(0.30)	$ 13.67
2015(b)	$ 13.60	0.34	(0.05)	0.29	(0.34)	–	(0.34)	$ 13.55
2014(b)	$ 13.35	0.39	0.25	0.64	(0.39)	–	(0.39)	$ 13.60
2013(b)	$ 13.95	0.38	(0.60)	(0.22)	(0.38)	–	(0.38)	$ 13.35
2012(b)	$ 13.72	0.41	0.24	0.65	(0.41)	(0.01)	(0.42)	$ 13.95

Class D Shares
2016	$ 13.55	0.28	0.12	0.40	(0.27)	–	(0.27)	$ 13.68
2015	$ 13.61	0.31	(0.06)	0.25	(0.31)	–	(0.31)	$ 13.55
2014	$ 13.36	0.35	0.25	0.60	(0.35)	–	(0.35)	$ 13.61
2013	$ 13.96	0.34	(0.59)	(0.25)	(0.35)	–	(0.35)	$ 13.36
2012	$ 13.72	0.37	0.26	0.63	(0.38)	(0.01)	(0.39)	$ 13.96

Class I Shares
2016	$ 13.54	0.35	0.12	0.47	(0.34)	–	(0.34)	$ 13.67
2015	$ 13.59	0.38	(0.05)	0.33	(0.38)	–	(0.38)	$ 13.54
2014	$ 13.35	0.43	0.24	0.67	(0.43)	–	(0.43)	$ 13.59
2013	$ 13.95	0.43	(0.61)	(0.18)	(0.42)	–	(0.42)	$ 13.35
2012	$ 13.71	0.46	0.25	0.71	(0.46)	(0.01)	(0.47)	$ 13.95

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg New Mexico Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.18	0.97	0.97	0.97	3.11	6.80	$ 136,743
2.50	0.98	0.98	0.98	2.15	19.01	$ 139,939
2.87	0.97	0.97	0.97	4.83	10.79	$ 143,994
2.76	0.96	0.95	0.96	(1.61)	11.78	$ 148,499
2.95	0.95	0.95	0.95	4.80	11.66	$ 187,578

1.94	1.21	1.21	1.21	2.94	6.80	$ 28,489
2.27	1.20	1.20	1.20	1.84	19.01	$ 28,953
2.60	1.23	1.23	1.23	4.55	10.79	$ 28,438
2.51	1.21	1.21	1.22	(1.85)	11.78	$ 28,858
2.71	1.18	1.18	1.22	4.62	11.66	$ 31,984

2.52	0.63	0.63	0.63	3.53	6.80	$ 65,843
2.80	0.65	0.65	0.65	2.48	19.01	$ 57,958
3.19	0.65	0.64	0.65	5.09	10.79	$ 37,380
3.09	0.61	0.61	0.61	(1.29)	11.78	$ 25,590
3.30	0.61	0.61	0.61	5.24	11.66	$ 38,099

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg New York Intermediate Municipal Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 13.18	0.29	0.22	0.51	(0.29)	–	(0.29)	$ 13.40
2015(b)	$ 13.22	0.29	(0.04)	0.25	(0.29)	–	(0.29)	$ 13.18
2014(b)	$ 12.93	0.30	0.29	0.59	(0.30)	–	(0.30)	$ 13.22
2013(b)	$ 13.44	0.34	(0.51)	(0.17)	(0.34)	–	(0.34)	$ 12.93
2012(b)	$ 12.93	0.37	0.51	0.88	(0.37)	–	(0.37)	$ 13.44

Class I Shares
2016	$ 13.18	0.33	0.22	0.55	(0.33)	–	(0.33)	$ 13.40
2015	$ 13.22	0.33	(0.04)	0.29	(0.33)	–	(0.33)	$ 13.18
2014	$ 12.93	0.33	0.30	0.63	(0.34)	–	(0.34)	$ 13.22
2013	$ 13.44	0.38	(0.51)	(0.13)	(0.38)	–	(0.38)	$ 12.93
2012	$ 12.92	0.41	0.52	0.93	(0.41)	–	(0.41)	$ 13.44

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg New York Intermediate Municipal Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

2.18	0.96	0.96	1.03	3.91	7.02	$ 45,009
2.16	0.98	0.98	1.05	1.87	7.72	$ 49,845
2.27	0.99	0.99	1.05	4.59	14.12	$ 54,301
2.54	0.99	0.99	1.05	(1.32)	11.31	$ 54,061
2.80	0.99	0.99	1.05	6.90	13.37	$ 55,862

2.51	0.63	0.63	0.72	4.25	7.02	$ 31,498
2.47	0.67	0.67	0.76	2.19	7.72	$ 30,242
2.57	0.67	0.67	0.73	4.93	14.12	$ 23,922
2.86	0.67	0.67	0.74	(1.00)	11.31	$ 7,060
3.12	0.67	0.67	0.77	7.33	13.37	$ 4,707

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 13.26	0.14	0.05	0.19	(0.20)	–	(0.20)	$ 13.25
2015(b)	$ 13.27	0.15	0.06	0.21	(0.22)	–	(0.22)	$ 13.26
2014(b)	$ 13.36	0.19	(0.02)	0.17	(0.26)	–	(0.26)	$ 13.27
2013(b)	$ 13.86	0.20	(0.39)	(0.19)	(0.31)	–	(0.31)	$ 13.36
2012(b)	$ 13.90	0.25	0.06	0.31	(0.35)	–	(0.35)	$ 13.86

Class C Shares
2016	$ 13.34	0.11	0.04	0.15	(0.16)	–	(0.16)	$ 13.33
2015	$ 13.35	0.12	0.06	0.18	(0.19)	–	(0.19)	$ 13.34
2014	$ 13.45	0.15	(0.02)	0.13	(0.23)	–	(0.23)	$ 13.35
2013	$ 13.94	0.16	(0.37)	(0.21)	(0.28)	–	(0.28)	$ 13.45
2012	$ 13.98	0.21	0.07	0.28	(0.32)	–	(0.32)	$ 13.94

Class I Shares
2016	$ 13.26	0.19	0.05	0.24	(0.24)	–	(0.24)	$ 13.26
2015	$ 13.27	0.19	0.06	0.25	(0.26)	–	(0.26)	$ 13.26
2014	$ 13.36	0.23	(0.02)	0.21	(0.30)	–	(0.30)	$ 13.27
2013	$ 13.86	0.24	(0.38)	(0.14)	(0.36)	–	(0.36)	$ 13.36
2012	$ 13.90	0.29	0.07	0.36	(0.40)	–	(0.40)	$ 13.86

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.08	0.91	0.91	0.91	1.41	9.78	$ 111,874
1.15	0.92	0.92	0.92	1.62	14.15	$ 104,933
1.41	0.93	0.93	0.94	1.30	8.14	$ 132,916
1.45	0.89	0.89	0.89	(1.38)	12.18	$ 159,225
1.79	0.89	0.89	0.89	2.29	9.89	$ 214,749

0.81	1.19	1.19	1.20	1.13	9.78	$ 48,369
0.88	1.20	1.20	1.21	1.34	14.15	$ 46,777
1.14	1.19	1.19	1.20	0.96	8.14	$ 51,001
1.17	1.17	1.17	1.17	(1.56)	12.18	$ 73,877
1.51	1.17	1.17	1.17	2.01	9.89	$ 102,790

1.43	0.57	0.57	0.57	1.83	9.78	$ 144,437
1.45	0.62	0.62	0.62	1.93	14.15	$ 112,853
1.73	0.61	0.61	0.61	1.62	8.14	$ 69,309
1.78	0.56	0.56	0.56	(1.05)	12.18	$ 73,645
2.12	0.56	0.55	0.56	2.63	9.89	$ 98,112

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Low Duration Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 12.38	0.11	0.09	0.20	(0.12)	–	(0.12)	$ 12.46
2015(b)	$ 12.38	0.08	–(c)	0.08	(0.08)	–	(0.08)	$ 12.38
2014(b)(d)	$ 12.31	0.08	0.08	0.16	(0.09)	–	(0.09)	$ 12.38

Class I Shares
2016	$ 12.37	0.14	0.08	0.22	(0.14)	–	(0.14)	$ 12.45
2015	$ 12.38	0.11	(0.01)	0.10	(0.11)	–	(0.11)	$ 12.37
2014(d)	$ 12.31	0.11	0.07	0.18	(0.11)	–	(0.11)	$ 12.38

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(d)	Fund commenced operations on December 30, 2013.
(e)	Annualized.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Low Duration Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.89	0.69	0.69	1.74	1.60	42.99	$ 10,235
0.67	0.70	0.70	2.10	0.68	29.22	$ 9,940
0.92(e)	0.62(e)	0.61(e)	3.14(e)	1.33	23.70	$ 6,678

1.15	0.48	0.48	1.18	1.81	42.99	$ 17,106
0.87	0.50	0.50	1.89	0.80	29.22	$ 8,056
1.19(e)	0.41(e)	0.41(e)	3.19(e)	1.48	23.70	$ 3,698

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Limited Term Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 13.32	0.24	0.20	0.44	(0.25)	–	(0.25)	$ 13.51
2015(b)	$ 13.49	0.26	(0.09)	0.17	(0.27)	(0.07)	(0.34)	$ 13.32
2014(b)	$ 13.42	0.29	0.19	0.48	(0.30)	(0.11)	(0.41)	$ 13.49
2013(b)	$ 13.72	0.32	(0.22)	0.10	(0.34)	(0.06)	(0.40)	$ 13.42
2012(b)	$ 13.32	0.39	0.52	0.91	(0.42)	(0.09)	(0.51)	$ 13.72

Class C Shares
2016	$ 13.30	0.21	0.20	0.41	(0.22)	–	(0.22)	$ 13.49
2015	$ 13.47	0.23	(0.09)	0.14	(0.24)	(0.07)	(0.31)	$ 13.30
2014	$ 13.39	0.26	0.20	0.46	(0.27)	(0.11)	(0.38)	$ 13.47
2013	$ 13.70	0.28	(0.23)	0.05	(0.30)	(0.06)	(0.36)	$ 13.39
2012	$ 13.30	0.36	0.52	0.88	(0.39)	(0.09)	(0.48)	$ 13.70

Class I Shares
2016	$ 13.33	0.29	0.20	0.49	(0.30)	–	(0.30)	$ 13.52
2015	$ 13.49	0.31	(0.08)	0.23	(0.32)	(0.07)	(0.39)	$ 13.33
2014	$ 13.42	0.33	0.20	0.53	(0.35)	(0.11)	(0.46)	$ 13.49
2013	$ 13.73	0.36	(0.23)	0.13	(0.38)	(0.06)	(0.44)	$ 13.42
2012	$ 13.32	0.44	0.53	0.97	(0.47)	(0.09)	(0.56)	$ 13.73

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.82	0.86	0.86	0.86	3.36	20.56	$ 1,111,441
1.94	0.87	0.87	0.87	1.27	18.71	$ 977,470
2.15	0.89	0.89	0.89	3.61	29.41	$ 906,708
2.33	0.88	0.88	0.88	0.69	36.66	$ 1,029,692
2.94	0.93	0.93	0.93	7.04	23.72	$ 1,049,044

1.59	1.08	1.08	1.08	3.13	20.56	$ 667,680
1.71	1.10	1.10	1.10	1.04	18.71	$ 611,555
1.92	1.11	1.11	1.11	3.46	29.41	$ 593,658
2.09	1.12	1.12	1.12	0.38	36.66	$ 632,918
2.70	1.18	1.18	1.18	6.78	23.72	$ 604,314

2.17	0.50	0.50	0.50	3.73	20.56	$ 2,792,249
2.29	0.52	0.52	0.52	1.71	18.71	$ 1,982,536
2.49	0.54	0.54	0.54	3.98	29.41	$ 1,578,168
2.68	0.53	0.53	0.53	0.98	36.66	$ 1,260,449
3.27	0.58	0.58	0.58	7.49	23.72	$ 1,012,430

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Strategic Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 11.22	0.46	0.28	0.74	(0.37)	(0.03)	(0.40)	$ 11.56
2015(b)	$ 12.18	0.47	(0.82)	(0.35)	(0.46)	(0.15)	(0.61)	$ 11.22
2014(b)	$ 12.19	0.52	0.28	0.80	(0.54)	(0.27)	(0.81)	$ 12.18
2013(b)	$ 12.28	0.67	0.03	0.70	(0.65)	(0.14)	(0.79)	$ 12.19
2012(b)	$ 11.86	0.71	0.73	1.44	(0.74)	(0.28)	(1.02)	$ 12.28

Class C Shares
2016	$ 11.20	0.40	0.28	0.68	(0.30)	(0.03)	(0.33)	$ 11.55
2015	$ 12.17	0.41	(0.83)	(0.42)	(0.40)	(0.15)	(0.55)	$ 11.20
2014	$ 12.17	0.45	0.29	0.74	(0.47)	(0.27)	(0.74)	$ 12.17
2013	$ 12.26	0.60	0.03	0.63	(0.58)	(0.14)	(0.72)	$ 12.17
2012	$ 11.84	0.64	0.73	1.37	(0.67)	(0.28)	(0.95)	$ 12.26

Class I Shares
2016	$ 11.19	0.50	0.28	0.78	(0.40)	(0.03)	(0.43)	$ 11.54
2015	$ 12.16	0.51	(0.83)	(0.32)	(0.50)	(0.15)	(0.65)	$ 11.19
2014	$ 12.17	0.56	0.28	0.84	(0.58)	(0.27)	(0.85)	$ 12.16
2013	$ 12.25	0.70	0.04	0.74	(0.68)	(0.14)	(0.82)	$ 12.17
2012	$ 11.83	0.74	0.73	1.47	(0.77)	(0.28)	(1.05)	$ 12.25

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

4.12	1.24	1.24	1.24	6.70	29.48	$ 283,398
4.04	1.23	1.23	1.23	(2.97)	38.40	$ 338,387
4.30	1.22	1.22	1.24	6.79	51.20	$ 392,604
5.44	1.25	1.25	1.27	5.79	76.47	$ 251,106
5.97	1.25	1.25	1.31	12.73	34.54	$ 199,770

3.56	1.80	1.80	1.99	6.20	29.48	$ 272,691
3.47	1.80	1.80	1.97	(3.61)	38.40	$ 306,085
3.73	1.80	1.80	1.98	6.27	51.20	$ 348,334
4.88	1.80	1.80	2.02	5.21	76.47	$ 237,177
5.42	1.79	1.79	2.05	12.15	34.54	$ 188,782

4.45	0.91	0.91	0.91	7.15	29.48	$ 480,143
4.38	0.89	0.89	0.89	(2.73)	38.40	$ 531,849
4.60	0.90	0.90	0.90	7.15	51.20	$ 552,182
5.75	0.94	0.94	0.94	6.21	76.47	$ 246,332
6.27	0.96	0.96	0.97	13.06	34.54	$ 191,090

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 49.17	0.32	4.76	5.08	(0.17)	–	(0.17)	$ 54.08
2015(b)	$ 48.09	0.07	1.03	1.10	(0.02)	–	(0.02)	$ 49.17
2014(b)	$ 40.84	0.10	7.41	7.51	(0.26)	–	(0.26)	$ 48.09
2013(b)	$ 31.51	0.08	9.25	9.33	–	–	–	$ 40.84
2012(b)	$ 27.71	(0.10)	3.90	3.80	–	–	–	$ 31.51

Class C Shares
2016	$ 45.63	(0.06)	4.40	4.34	–	–	–	$ 49.97
2015	$ 44.95	(0.29)	0.97	0.68	–	–	–	$ 45.63
2014	$ 38.26	(0.24)	6.93	6.69	–	–	–	$ 44.95
2013	$ 29.75	(0.18)	8.69	8.51	–	–	–	$ 38.26
2012	$ 26.36	(0.32)	3.71	3.39	–	–	–	$ 29.75

Class I Shares
2016	$ 50.53	0.54	4.90	5.44	(0.39)	–	(0.39)	$ 55.58
2015	$ 49.28	0.28	1.04	1.32	(0.07)	–	(0.07)	$ 50.53
2014	$ 41.96	0.28	7.62	7.90	(0.58)	–	(0.58)	$ 49.28
2013	$ 32.24	0.20	9.52	9.72	–	–	–	$ 41.96
2012	$ 28.26	0.02	3.99	4.01	(0.03)	–	(0.03)	$ 32.24

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.63	1.39	1.39	1.39	10.33	31.10	$ 374,237
0.14	1.37	1.37	1.37	2.28	59.70	$ 377,299
0.22	1.37	1.37	1.37	18.40	72.43	$ 395,216
0.23	1.40	1.40	1.40	29.61	61.50	$ 400,275
(0.32)	1.32	1.32	1.32	13.71	54.16	$ 470,120

(0.12)	2.14	2.14	2.14	9.51	31.10	$ 166,821
(0.61)	2.12	2.12	2.12	1.51	59.70	$ 168,321
(0.55)	2.14	2.14	2.14	17.49	72.43	$ 175,495
(0.55)	2.18	2.18	2.18	28.60	61.50	$ 166,971
(1.09)	2.09	2.09	2.09	12.86	54.16	$ 185,286

1.02	0.99	0.99	1.07	10.77	31.10	$ 280,570
0.53	0.99	0.99	1.06	2.68	59.70	$ 288,642
0.60	0.99	0.99	1.06	18.86	72.43	$ 299,568
0.59	0.98	0.98	1.01	30.15	61.50	$ 272,468
0.07	0.93	0.93	0.93	14.18	54.16	$ 1,104,163

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg International Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 27.46	0.36	0.25	0.61	(0.39)	(4.25)	(4.64)	$ 23.43
2015(b)	$ 29.84	0.24	0.16	0.40	(0.26)	(2.52)	(2.78)	$ 27.46
2014(b)	$ 30.12	0.19	(0.23)	(0.04)	(0.24)	–	(0.24)	$ 29.84
2013(b)	$ 26.08	0.26	4.02	4.28	(0.24)	–	(0.24)	$ 30.12
2012(b)	$ 23.14	0.28	2.95	3.23	(0.29)	–	(0.29)	$ 26.08

Class C Shares
2016	$ 25.40	0.17	0.24	0.41	(0.27)	(4.25)	(4.52)	$ 21.29
2015	$ 27.86	0.05	0.11	0.16	(0.10)	(2.52)	(2.62)	$ 25.40
2014	$ 28.17	–(c)	(0.23)	(0.23)	(0.08)	–	(0.08)	$ 27.86
2013	$ 24.48	0.04	3.77	3.81	(0.12)	–	(0.12)	$ 28.17
2012	$ 21.77	0.08	2.77	2.85	(0.14)	–	(0.14)	$ 24.48

Class I Shares
2016	$ 28.04	0.47	0.23	0.70	(0.47)	(4.25)	(4.72)	$ 24.02
2015	$ 30.43	0.38	0.13	0.51	(0.38)	(2.52)	(2.90)	$ 28.04
2014	$ 30.76	0.33	(0.25)	0.08	(0.41)	–	(0.41)	$ 30.43
2013	$ 26.66	0.38	4.10	4.48	(0.38)	–	(0.38)	$ 30.76
2012	$ 23.65	0.40	3.00	3.40	(0.39)	–	(0.39)	$ 26.66

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net investment income (loss) was less than $0.01 per share.
(d)	Net investment income (loss) is less than 0.01%.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg International Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.51	1.28	1.28	1.28	1.90	103.90	$ 990,194
0.82	1.27	1.27	1.27	1.25	70.88	$ 1,361,529
0.63	1.26	1.26	1.26	(0.14)	37.25	$ 2,601,689
0.92	1.25	1.25	1.25	16.49	34.67	$ 5,212,813
1.09	1.29	1.29	1.29	14.02	17.86	$ 5,429,316

0.77	2.02	2.02	2.02	1.12	103.90	$ 535,169
0.19	1.99	1.99	1.99	0.52	70.88	$ 706,606
–(d)	1.99	1.99	1.99	(0.83)	37.25	$ 874,358
0.15	2.01	2.01	2.01	15.62	34.67	$ 1,181,438
0.35	2.03	2.03	2.03	13.14	17.86	$ 1,254,732

1.91	0.90	0.90	0.90	2.21	103.90	$ 4,375,955
1.27	0.90	0.90	0.90	1.65	70.88	$ 5,895,731
1.05	0.88	0.88	0.88	0.23	37.25	$ 7,748,950
1.34	0.86	0.86	0.86	16.94	34.67	$ 14,601,876
1.53	0.88	0.88	0.88	14.47	17.86	$ 12,505,553

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Core Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 26.09	(0.27)	2.40	2.13	–	–	–	$28.22
2015(b)	$ 26.44	(0.26)	(0.09)	(0.35)	–	–	–	$26.09
2014(b)	$ 24.35	(0.28)	2.37	2.09	–	–	–	$26.44
2013(b)	$ 19.11	(0.21)	5.45	5.24	–	–	–	$24.35
2012(b)	$ 13.33	(0.17)	5.95	5.78	–	–	–	$19.11

Class C Shares
2016	$ 23.20	(0.41)	2.11	1.70	–	–	–	$24.90
2015	$ 23.69	(0.42)	(0.07)	(0.49)	–	–	–	$23.20
2014	$ 21.98	(0.43)	2.14	1.71	–	–	–	$23.69
2013	$ 17.38	(0.34)	4.94	4.60	–	–	–	$21.98
2012	$ 12.22	(0.28)	5.44	5.16	–	–	–	$17.38

Class I Shares
2016	$ 27.64	(0.17)	2.54	2.37	–	–	–	$30.01
2015	$ 27.90	(0.16)	(0.10)	(0.26)	–	–	–	$27.64
2014	$ 25.59	(0.18)	2.49	2.31	–	–	–	$27.90
2013	$ 19.99	(0.12)	5.72	5.60	–	–	–	$25.59
2012	$ 13.88	(0.09)	6.20	6.11	–	–	–	$19.99

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Core Growth Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

(1.00)	1.40	1.40	1.40	8.16	86.24	$199,178
(0.93)	1.39	1.39	1.39	(1.32)	96.02	$234,284
(1.06)	1.40	1.40	1.40	8.58	100.62	$277,099
(1.01)	1.45	1.45	1.45	27.42	91.92	$279,483
(1.02)	1.48	1.49	1.48	43.36	122.93	$225,945

(1.76)	2.16	2.16	2.16	7.33	86.24	$156,115
(1.69)	2.15	2.15	2.15	(2.07)	96.02	$176,422
(1.81)	2.14	2.14	2.14	7.78	100.62	$200,664
(1.76)	2.20	2.20	2.20	26.47	91.92	$182,999
(1.79)	2.25	2.25	2.25	42.23	122.93	$156,597

(0.59)	0.99	0.99	1.05	8.57	86.24	$198,658
(0.53)	0.99	0.99	1.05	(0.93)	96.02	$244,691
(0.65)	0.99	0.99	1.03	9.03	100.62	$251,122
(0.55)	0.99	0.99	1.02	28.01	91.92	$191,358
(0.52)	0.99	0.99	1.08	44.02	122.93	$116,567

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg International Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 17.78	–(c)	1.45	1.45	(0.01)	–	(0.01)	$ 19.22
2015(b)	$ 19.10	(0.01)	(0.33)	(0.34)	–	(0.98)	(0.98)	$ 17.78
2014(b)	$ 20.54	0.02	(0.89)	(0.87)	–	(0.57)	(0.57)	$ 19.10
2013(b)	$ 15.78	(0.01)	4.77	4.76	–	–	–	$ 20.54
2012(b)	$ 13.37	(0.06)	2.47	2.41	–(d)	–	–	$ 15.78

Class C Shares
2016	$ 17.01	(0.13)	1.38	1.25	–	–	–	$ 18.26
2015	$ 18.45	(0.14)	(0.32)	(0.46)	–	(0.98)	(0.98)	$ 17.01
2014	$ 20.01	(0.13)	(0.86)	(0.99)	–	(0.57)	(0.57)	$ 18.45
2013	$ 15.49	(0.14)	4.66	4.52	–	–	–	$ 20.01
2012	$ 13.23	(0.17)	2.43	2.26	–	–	–	$ 15.49

Class I Shares
2016	$ 18.20	0.08	1.49	1.57	(0.08)	–	(0.08)	$ 19.69
2015	$ 19.51	0.09	(0.37)	(0.28)	(0.05)	(0.98)	(1.03)	$ 18.20
2014	$ 20.96	0.10	(0.91)	(0.81)	(0.07)	(0.57)	(0.64)	$ 19.51
2013	$ 16.04	0.07	4.85	4.92	–	–	–	$ 20.96
2012	$ 13.55	0.02	2.50	2.52	(0.03)	–	(0.03)	$ 16.04

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
(c)	Net investment income (loss) was less than $0.01 per share.
(d)	Dividends from net investment income per share were less than $(0.01).
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.03	1.39	1.39	1.39	8.23	104.60	$ 169,248
(0.06)	1.42	1.42	1.42	(2.01)	92.01	$ 220,897
0.07	1.33	1.33	1.33	(4.46)	106.18	$ 508,044
(0.06)	1.41	1.41	1.42	30.16	89.17	$ 580,194
(0.41)	1.51	1.51	1.52	18.03	95.17	$ 255,725

(0.73)	2.15	2.15	2.15	7.35	104.60	$ 98,633
(0.77)	2.20	2.20	2.20	(2.72)	92.01	$ 108,062
(0.65)	2.09	2.09	2.09	(5.19)	106.18	$ 146,399
(0.81)	2.15	2.15	2.17	29.18	89.17	$ 116,453
(1.19)	2.27	2.27	2.28	17.08	95.17	$ 55,656

0.45	0.99	0.99	1.00	8.63	104.60	$ 1,030,921
0.47	0.99	0.99	1.01	(1.58)	92.01	$ 1,079,791
0.47	0.98	0.98	0.98	(4.09)	106.18	$ 1,171,032
0.38	0.99	0.99	1.04	30.67	89.17	$ 737,536
0.10	0.99	0.99	1.14	18.60	95.17	$ 198,938

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Investment Income Builder Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 19.07	0.93	0.62	1.55	(0.80)	–	(0.80)	$ 19.82
2015(b)	$ 21.38	0.85	(2.34)	(1.49)	(0.82)	–	(0.82)	$ 19.07
2014(b)	$ 20.13	1.10	1.13	2.23	(0.98)	–	(0.98)	$ 21.38
2013(b)	$ 18.90	1.03	1.27	2.30	(1.07)	–	(1.07)	$ 20.13
2012(b)	$ 17.29	1.15	1.60	2.75	(1.14)	–	(1.14)	$ 18.90

Class C Shares
2016	$ 19.06	0.79	0.62	1.41	(0.66)	–	(0.66)	$ 19.81
2015	$ 21.37	0.70	(2.34)	(1.64)	(0.67)	–	(0.67)	$ 19.06
2014	$ 20.13	0.94	1.13	2.07	(0.83)	–	(0.83)	$ 21.37
2013	$ 18.89	0.89	1.28	2.17	(0.93)	–	(0.93)	$ 20.13
2012	$ 17.29	1.02	1.59	2.61	(1.01)	–	(1.01)	$ 18.89

Class I Shares
2016	$ 19.21	1.00	0.62	1.62	(0.86)	–	(0.86)	$ 19.97
2015	$ 21.53	0.93	(2.35)	(1.42)	(0.90)	–	(0.90)	$ 19.21
2014	$ 20.27	1.16	1.15	2.31	(1.05)	–	(1.05)	$ 21.53
2013	$ 19.03	1.10	1.28	2.38	(1.14)	–	(1.14)	$ 20.27
2012	$ 17.40	1.22	1.61	2.83	(1.20)	–	(1.20)	$ 19.03

(a)	Not annualized for periods less than one year.
(b)	Sales loads are not reflected in computing total return.
+	Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Investment Income Builder Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

4.82	1.18	1.18	1.18	8.35	42.81	$ 3,778,863
4.02	1.17	1.17	1.17	(7.27)	51.27	$ 4,257,943
5.21	1.18	1.18	1.18	11.19	38.81	$ 4,588,033
5.26	1.18	1.18	1.18	12.51	46.14	$ 4,281,060
6.32	1.20	1.20	1.20	16.26	40.96	$ 3,420,877

4.11	1.90	1.90	1.93	7.59	42.81	$ 5,356,153
3.30	1.90	1.90	1.92	(7.93)	51.27	$ 5,906,206
4.44	1.90	1.90	1.93	10.36	38.81	$ 6,266,270
4.55	1.90	1.90	1.94	11.78	46.14	$ 5,160,706
5.63	1.90	1.90	1.97	15.43	40.96	$ 4,051,242

5.15	0.86	0.86	0.86	8.71	42.81	$ 6,928,783
4.35	0.85	0.85	0.85	(6.94)	51.27	$ 7,472,344
5.45	0.86	0.86	0.86	11.54	38.81	$ 7,454,275
5.58	0.85	0.85	0.85	12.94	46.14	$ 5,567,617
6.67	0.89	0.89	0.89	16.61	40.96	$ 3,981,955

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Global Opportunities Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 24.41	0.25	0.38	0.63	(0.14)	–	(0.14)	$ 24.90
2015(b)	$ 23.74	(0.11)	0.78	0.67	–	–	–	$ 24.41
2014(b)	$ 19.72	(0.03)	4.13	4.10	(0.08)	–	(0.08)	$ 23.74
2013(b)	$ 15.97	0.11	3.79	3.90	(0.15)	–	(0.15)	$ 19.72
2012(b)	$ 13.15	0.14	2.89	3.03	(0.21)	–	(0.21)	$ 15.97

Class C Shares
2016	$ 23.70	0.07	0.36	0.43	–	–	–	$ 24.13
2015	$ 23.23	(0.31)	0.78	0.47	–	–	–	$ 23.70
2014	$ 19.38	(0.20)	4.07	3.87	(0.02)	–	(0.02)	$ 23.23
2013	$ 15.69	(0.03)	3.72	3.69	–	–	–	$ 19.38
2012	$ 12.98	0.02	2.84	2.86	(0.15)	–	(0.15)	$ 15.69

Class I Shares
2016	$ 24.53	0.34	0.37	0.71	(0.28)	–	(0.28)	$ 24.96
2015	$ 23.79	(0.02)	0.77	0.75	(0.01)	–	(0.01)	$ 24.53
2014	$ 19.74	0.06	4.15	4.21	(0.16)	–	(0.16)	$ 23.79
2013	$ 16.06	0.19	3.80	3.99	(0.31)	–	(0.31)	$ 19.74
2012	$ 13.20	0.21	2.90	3.11	(0.25)	–	(0.25)	$ 16.06

(a)  Not annualized for periods less than one year.

(b)  Sales loads are not reflected in computing total return.

+    Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

1.02	1.35	1.35	1.35	2.57	37.11	$ 443,072
(0.42)	1.32	1.32	1.32	2.82	45.41	$ 550,327
(0.15)	1.41	1.41	1.41	20.85	60.29	$ 207,227
0.60	1.46	1.46	1.46	24.50	66.12	$ 96,855
0.94	1.49	1.49	1.49	23.22	66.07	$ 77,103

0.29	2.09	2.09	2.09	1.81	37.11	$ 359,426
(1.20)	2.10	2.10	2.10	2.02	45.41	$ 363,615
(0.92)	2.17	2.17	2.17	19.96	60.29	$ 143,506
(0.18)	2.22	2.22	2.22	23.52	66.12	$ 87,808
0.17	2.27	2.27	2.27	22.21	66.07	$ 76,738

1.39	0.99	0.99	0.99	2.91	37.11	$ 996,970
(0.08)	0.97	0.97	0.98	3.17	45.41	$ 1,285,609
0.26	0.99	0.99	1.08	21.39	60.29	$ 453,511
1.07	0.99	0.99	1.11	25.08	66.12	$ 249,283
1.44	0.99	0.99	1.21	23.82	66.07	$ 169,384

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Developing World Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)	$ 15.03	0.04	1.94	1.98	(0.03)	–	(0.03)	$ 16.98
2015(b)	$ 18.61	0.02	(3.58)	(3.56)	(0.02)	–	(0.02)	$ 15.03
2014(b)	$ 17.77	0.03	0.81	0.84	–	–	–	$ 18.61
2013(b)	$ 15.71	0.01	2.06	2.07	(0.01)	–	(0.01)	$ 17.77
2012(b)	$ 12.50	(0.01)	3.22	3.21	–	–	–	$ 15.71

Class C Shares
2016	$ 14.48	(0.08)	1.86	1.78	–	–	–	$ 16.26
2015	$ 18.03	(0.09)	(3.46)	(3.55)	–	–	–	$ 14.48
2014	$ 17.34	(0.11)	0.80	0.69	–	–	–	$ 18.03
2013	$ 15.44	(0.12)	2.02	1.90	–	–	–	$ 17.34
2012	$ 12.37	(0.11)	3.18	3.07	–	–	–	$ 15.44

Class I Shares
2016	$ 15.27	0.11	1.97	2.08	(0.09)	–	(0.09)	$ 17.26
2015	$ 18.92	0.10	(3.65)	(3.55)	(0.10)	–	(0.10)	$ 15.27
2014	$ 18.05	0.10	0.84	0.94	(0.07)	–	(0.07)	$ 18.92
2013	$ 15.96	0.09	2.09	2.18	(0.09)	–	(0.09)	$ 18.05
2012	$ 12.62	0.08	3.26	3.34	–	–	–	$ 15.96

(a)  Not annualized for periods less than one year.

(b)  Sales loads are not reflected in computing total return.

+    Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.25	1.52	1.52	1.57	13.20	94.68	$ 166,655
0.14	1.53	1.53	1.53	(19.12)	96.74	$ 207,282
0.15	1.45	1.45	1.45	4.73	61.46	$ 459,121
0.05	1.48	1.48	1.59	13.19	61.67	$ 347,073
(0.05)	1.69	1.69	1.85	25.68	129.49	$ 39,390

(0.51)	2.29	2.29	2.34	12.29	94.68	$ 134,129
(0.55)	2.27	2.27	2.27	(19.69)	96.74	$ 154,943
(0.62)	2.23	2.23	2.23	3.98	61.46	$ 232,493
(0.71)	2.26	2.26	2.40	12.31	61.67	$ 106,168
(0.76)	2.38	2.38	2.86	24.82	129.49	$ 10,006

0.70	1.07	1.07	1.16	13.68	94.68	$ 853,866
0.52	1.09	1.09	1.14	(18.75)	96.74	$ 1,016,898
0.54	1.09	1.09	1.09	5.20	61.46	$ 2,376,420
0.52	1.04	1.04	1.22	13.74	61.67	$ 828,147
0.57	1.09	1.09	1.45	26.47	129.49	$ 53,103

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Better World International Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Period	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Period

Class A Shares
2016(b)(c)	$ 11.94	0.03	2.04	2.07	(0.15)	–	(0.15)	$ 13.86

Class C Shares
2016(b)	$ 11.94	(0.05)	2.04	1.99	(0.14)	–	(0.14)	$ 13.79

Class I Shares
2016(b)	$ 11.94	0.10	2.01	2.11	(0.09)	–	(0.09)	$ 13.96

(a)  Not annualized for periods less than one year.

(b)  Fund commenced operations on October 1, 2015.

(c)  Sales loads are not reflected in computing total return.

+    Based on weighted average shares outstanding.

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Thornburg Better World International Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses,
Net Investment Income (Loss) (%)	Expenses, After Expense Reductions (%)	After Expense Reductions and Net of Custody Credits (%)	Expenses, Before Expense Reductions (%)	Total Return (%)(a)	Portfolio Turnover Rate (%)(a)	Net Assets at End of Period (Thousands)

0.21	1.83	1.83	7.27	16.60	180.60	$ 1,666

(0.40)	2.38	2.38	13.13	15.94	180.60	$ 822

0.76	1.09	1.09	2.28	17.44	180.60	$ 27,781

T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

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T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

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T  H  O  R  N  B  U  R  G     I  N   V  E  S  T  M  E  N  T     T  R  U  S  T

Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management®, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.

2 Avenue De Lafayette

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services

Post Office Box 219017

Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A., 460 St. Michael’s Drive, Suite 1000, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thorn-burg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(800) 847-0200

www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.	TH306

Funds Prospectus

FEBRUARY 1, 2017	RETIREMENT PLAN SHARES

	Thornburg Limited Term U.S. Government Fund	Thornburg Core Growth Fund
	(“Limited Term U.S. Government Fund”)	(“Growth Fund”)
	Class R3: LTURX	Class R3: THCRX
	Class R4: LTUGX	Class R4: TCGRX
	Class R5: LTGRX	Class R5: THGRX

	Thornburg Limited Term Income Fund	Thornburg International Growth Fund
	(“Limited Term Income Fund”)	(“International Growth Fund”)
	Class R3: THIRX	Class R3: TIGVX
	Class R4: THRIX	Class R4: TINVX
	Class R5: THRRX	Class R5: TINFX
	Class R6:	Class R6: THGIX

	Thornburg Strategic Income Fund	Thornburg Investment Income Builder Fund
	(“Strategic Income Fund”)	(“Income Builder Fund”)
	Class R3: TSIRX	Class R3: TIBRX
	Class R4: TSRIX	Class R4: TIBGX
	Class R5: TSRRX	Class R5: TIBMX
	Class R6:	Class R6:

	Thornburg Value Fund	Thornburg Global Opportunities Fund
	(“Value Fund”)	(“Global Opportunities Fund”)
	Class R3: TVRFX	Class R3: THORX
	Class R4: TVIRX	Class R4: THOVX
	Class R5: TVRRX	Class R5: THOFX
	Thornburg International Value Fund	Class R6:
	(“International Value Fund”)	Thornburg Developing World Fund
	Class R3: TGVRX	(“Developing World Fund”)
	Class R4: THVRX	Class R5: THDRX
	Class R5: TIVRX	Class R6: TDWRX
Class R6: TGIRX

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Limited Term U.S. Government Fund
3	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Limited Term Income Fund
6	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Strategic Income Fund
10	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Value Fund
14	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

International Value Fund
17	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Growth Fund
21	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

International Growth Fund
24	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Income Builder Fund
28	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Global Opportunities Fund
32	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management

Developing World Fund
35	Fund Summary
Investment Goal
Fees and Expenses of the Fund
Principal Investment Strategies
Principal Investment Risks
Past Performance of the Fund
Management
38	Summary of Other Important Information Respecting Fund Shares
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
39	Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies
47	Buying Fund Shares
48	Selling Fund Shares
48	Investor Services
49	Transaction Details
51	Dividends and Distributions
52	Taxes
52	Investment Advisor
56	Financial Highlights

2

FUND SUMMARY

Limited Term U.S. Government Fund

Investment Goal

The primary goal of Limited Term U.S. Government Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5

Management Fees	0.38%	0.38%	0.38%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%

Other Expenses	0.42%	2.08%	1.67%

Total Annual Fund Operating Expenses	1.30%	2.71%	2.05%

Fee Waiver/Expense Reimbursement(1)	(0.31)%	(1.72)%	(1.38)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.99%	0.99%	0.67%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses do not exceed 0.99%, 0.99%, and 0.67%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$101	$382	$683	$1,541
Class R4 Shares	$101	$678	$1,281	$2,915
Class R5 Shares	$68	$509	$976	$2,269

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.78% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security before its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to market conditions.

Limited Term U.S. Government Fund invests at least 80% of its assets in U.S. Government Securities. For this purpose, “U.S. Government Securities” means:

Securities backed by the full faith and credit of the U.S. government, including direct obligations of the U.S. Treasury (such as U.S. Treasury Bonds) and obligations of U.S. government agencies and instrumentalities which are guaranteed by the U.S. Treasury (such as “Ginnie Mae” mortgage-backed certificates issued by the Government National Mortgage Association).

3

LIMITED TERM U.S. GOVERNMENT FUND

Securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, but which are not backed by the full faith and credit of the U.S. government. These securities include mortgage-backed certificates, collateralized mortgage obligations (“CMOs”), and debentures issued by “Freddie Mac” (Federal Home Loan Mortgage Corporation) and “Fannie Mae” (Federal National Mortgage Association).

U.S. Government Securities include for this purpose repurchase agreements secured by the securities described above, and participations having economic characteristics similar to those securities. “Participations” are undivided interests in pools of securities where the underlying credit support passes through to the participants.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life of normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government-sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly

4

LIMITED TERM U.S. GOVERNMENT FUND

some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg Barclays Intermediate Government Bond Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year		Since Inception (2-1-14)

Return Before Taxes	x.xx%		x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

Class R5 Shares	1 Year		Since Inception (5-1-12)

Return Before Taxes	x.xx%		x.xx%

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

5

FUND SUMMARY

Limited Term Income Fund

Investment Goal

The primary goal of Limited Term Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund’s investment advisor, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6

Management Fees	0.35%	0.35%	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	0.25%	1.37%	0.37%	[___]%

Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	[___]%

Total Annual Fund Operating Expenses	1.14%	2.01%	0.76%	[___]%

Fee Waiver/Expense Reimbursement(1)	(0.11)%	(0.98)%	(0.05)%	[(___)]%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.03%	1.03%	0.71%	[___]%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 0.99%, 0.99%, 0.67%, and [__]%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(2)	The figures for Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure below under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$105	$351	$617	$1,376
Class R4 Shares	$105	$536	$992	$2,259
Class R5 Shares	$73	$238	$417	$938
Class R6 Shares	$[___]	$[___]	$[___]	$[___]

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages [    ], for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.56% of the average value of its portfolio.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg”) actively manages the Fund’s portfolio in pursuing the Fund’s investment goals. While Thornburg follows domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt obligations, and other factors, the Fund’s investments are determined by individual security analysis. The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or to otherwise respond to current market conditions.

The Fund invests at least 65% of its net assets in (i) obligations of the U.S. government, its agencies and instrumentalities, and (ii) debt obligations rated at the time of purchase in one of the three highest ratings of Standard & Poor’s Corporation (AAA, AA or A) or Moody’s Investors Services, Inc. (Aaa, Aa or A) or, if no credit rating is available, judged to be of comparable quality by Thornburg. The Fund will not invest in any debt obligation rated at the time of purchase lower than BBB by Standard & Poor’s or

6

LIMITED TERM INCOME FUND

Baa by Moody’s or of equivalent quality as determined by Thornburg. The Fund may purchase debt obligations such as corporate debt obligations, mortgage-backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers’ acceptances. The Fund may purchase foreign securities of the same types and quality as the domestic securities it purchases when Thornburg believes these investments are consistent with the Fund’s objectives.

Because the magnitude of changes in the value of interest-bearing obligations is greater for obligations with longer terms given an equivalent change in interest rates, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally of less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Investment Risks

Although the Fund may acquire obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and enterprises, neither the Fund’s net asset value nor its dividends are guaranteed by the U.S. government. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund’s share value will fluctuate, including as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for the Fund’s investment in mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – All securities owned by the Fund may be subject to default, delays in payment, adverse legislation or other government action, or could be downgraded by ratings agencies, reducing the value of the Fund’s shares. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. government agencies, instrumentalities and government sponsored enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the United States, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk. Although the U.S. government is required by law to provide credit support for some agency obligations, there is no assurance that the U.S. government would provide financial support for any such obligation on a default by the issuing agency, instrumentality or enterprise in the absence of a legal requirement to do so. As of the date of this Prospectus, securities backed by the full faith and credit of the U.S. government, and securities of U.S. government agencies, instrumentalities and enterprises which may be purchased by the Fund, are rated “Aaa” by Moody’s Investors Services or “AA+” by Standard and Poor’s Corporation. Ratings agencies may reduce the ratings of any securities in the future. Lower-rated or unrated obligations in which the Fund is permitted to invest may have, or may be perceived to have, greater risk of default and ratings downgrades.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. For example, a fall in worldwide demand for U.S. government securities or general economic decline could lower the value of those securities.

Risks Affecting Specific Issuers – The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation, even if other issuers or the overall economy are unaffected. These developments may include a variety of factors, including but not limited to

7

LIMITED TERM INCOME FUND

management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell promptly some or all of the obligations that it holds, or may only be able to sell obligations at less than desired prices.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg Barclays Intermediate Government/Credit Bond Index, a broad measure of market performance. Class R6 shares were first offered to investors on February 1, 2017. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year		Since Inception (2-1-14)

Return Before Taxes	x.xx%		x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

Class R5 Shares	1 Year		Since Inception (5-1-12)

Return Before Taxes	x.xx%		x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

Class R6 Shares*	1 Year		Since Inception (5-1-12)

Return Before Taxes	x.xx%		x.xx%

Bloomberg Barclays Intermediate Govt/Credit Index (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

* Because Class R6 shares were not available before February 1, 2017, the returns shown are for Class R5 shares.

8

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2010.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

9

FUND SUMMARY

Strategic Income Fund

Investment Goal

The Fund’s primary investment goal is to seek a high level of current income. The Fund’s secondary investment goal is some long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6

Management Fees	0.71%	0.71%	0.71%	0.71%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	1.88%	1.54%	0.66%	[___]%

Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%	[___]%

Total Annual Fund Operating Expenses	3.16%	2.57%	1.44%	[___]%

Fee Waiver/Expense Reimbursement(1)	(1.84)%	(1.25)%	(0.38)%	[(___)]%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.32%	1.32%	1.06%	[___]%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 1.25%, 1.25%, 0.99%, and [__]%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(2)	The figures for Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure below under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$134	$802	$1,494	$3,339
Class R4 Shares	$134	$680	$1,253	$2,811
Class R5 Shares	$108	$418	$751	$1,691
Class R6 Shares	$[___]	$[___]	$[___]	$[___]

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages [    ], for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.59% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations and income-producing stocks. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below, but the relative proportions of the Fund’s investments in debt obligations and in income producing stocks can be expected to vary over time.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

•	bonds and other debt obligations issued by domestic and foreign companies of any size (including lower-rated “high yield” or “junk” bonds)

•	mortgage-backed securities and other asset-backed securities

•	convertible debt obligations

•	obligations issued by foreign governments (including developing countries)

•	collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond

10

STRATEGIC INCOME FUND

obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other structured finance arrangements

•	obligations of the U.S. government and its agencies and sponsored enterprises

•	structured notes

•	zero coupon bonds and “stripped” securities

•	taxable municipal obligations and participations in municipal obligations

•	derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including but not limited to, credit default swap agreements)

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals, including primarily income producing common and preferred stocks issued by domestic and foreign companies of any size (including smaller companies with market capitalizations of less than $500 million, and companies in developing countries), and also including publicly traded real estate investment trusts and other equity trusts and partnership interests. The Fund expects that its equity investments will be weighted in favor of companies that pay dividends or other current income.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such investment prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares and its dividends may fluctuate from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund. Please note that because the Fund’s objective is to provide high current income, the Fund invests with an emphasis on income, rather than stability of net asset value.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Credit Risk – If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government, and may have a greater exposure to credit risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations

11

STRATEGIC INCOME FUND

are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic and legal developments. The market value of any zero coupon bonds or “stripped” securities that the Fund may purchase will typically be more volatile than the value of a comparable, interest-paying bond. Additionally, zero coupon bonds and “stripped” securities are subject to the risk that the Fund may have to recognize income on its investment and make distributions to shareholders before it has received any cash payments on its investment.

Risks Affecting Specific Issuers – The value of a debt obligation or equity security may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in the equity securities or debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies.

Structured Products Risk – Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets involve the risks associated with the underlying assets, and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

Derivatives Risk – The Fund’s investments in derivatives involve the risks associated with the securities or other assets underlying the derivatives, and also may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives, and difficulties in valuing derivatives.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg Barclays U.S. Universal

12

STRATEGIC INCOME FUND

Index, a broad measure of market performance, and to a Blended Benchmark comprised of 80% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 20% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Class R6 shares were first offered to investors on February 1, 2017. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	Since Inception (5-1-12)

Return Before Taxes	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Class R4 Shares	1 Year	Since Inception (2-1-14)

Return Before Taxes	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

Class R5 Shares	1 Year	Since Inception (5-1-12)

Return Before Taxes	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

Class R6 Shares*	1 Year	Since Inception (5-1-12)

Return Before Taxes	x.xx%	x.xx%

Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%

Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

* Because Class R6 shares were not available before February 1, 2017, the returns shown are for Class R5 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Lon Erickson, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

13

FUND SUMMARY

Value Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5

Management Fees	0.85%	0.85%	0.85%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%

Other Expenses	0.46%	0.65%	0.61%

Total Annual Fund Operating Expenses	1.81%	1.75%	1.46%

Fee Waiver/Expense Reimbursement(1)	(0.46)%	(0.50)%	(0.47)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	1.25%	0.99%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.35%, 1.25%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$137	$525	$937	$2,089
Class R4 Shares	$127	$502	$902	$2,021
Class R5 Shares	$101	$416	$753	$1,706

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity securities, partnership interests and foreign and domestic debt obligations which, in the opinion of the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), offer prospects for meeting the Fund’s investment goals.

Thornburg intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by

14

VALUE FUND

Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets

• price/earnings ratio	• earnings growth potential

• price/book value ratio	• industry growth characteristics

• price/cash flow ratio	• industry leadership

• debt/capital ratio	• franchise value

• dividend characteristics	• potential for favorable developments

• security and consistency of revenues	• EBIT (earnings before interest and taxes)/interest expense ratio

• EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

The Fund selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or in companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt

15

VALUE FUND

obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Standard & Poor’s 500 Composite Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R5 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Connor Browne, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Robert MacDonald, CFA, a managing director of Thornburg has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

16

FUND SUMMARY

International Value Fund

Investment Goal

International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	0.42%	0.44%	0.25%	0.04%

Total Annual Fund Operating Expenses	1.62%	1.39%	0.95%	0.74%

Fee Waiver/Expense Reimbursement(1)	(0.17)%	(0.14)%	–	–

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.45%	1.25%	0.95%	0.74%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R4 expenses do not exceed 1.45% and 1.25%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$148	$495	$865	$1,908
Class R4 Shares	$127	$426	$747	$1,656
Class R5 Shares	$97	$303	$526	$1,166
Class R6 Shares	$76	$237	$411	$918

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.31% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in foreign equity securities or depository receipts of foreign equity securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a significantly smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and

17

INTERNATIONAL VALUE FUND

projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• profitability	• undervalued assets

• price/earnings ratio	• earnings growth potential

• price/book value ratio	• industry growth characteristics

• price/cash flow ratio	• industry leadership

• debt/capital ratio	• franchise value

• dividend characteristics	• potential for favorable developments

• security and consistency of revenues	• EBIT (earnings before interest and taxes)/interest expense ratio

• EV (enterprise value)/ EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if

Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due,

18

INTERNATIONAL VALUE FUND

the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and two versions of the MSCI All Country (AC) World ex-U.S. Index, each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

19

INTERNATIONAL VALUE FUND

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R5 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R6 Shares	1 Year		Since Inception (5-1-12)

Return Before Taxes	x.xx%		x.xx%

MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%		x.xx%

MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%		x.xx%

MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	x.xx%		x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective February 1, 2017, the Fund changed one of its benchmarks from the MSCI AC World ex-U.S. Index (gross) to the MSCI AC World ex-U.S. Index (net). While those two indices include the same securities, the calculation of returns for the “net” version of the index reflects the reinvestment of dividends after deduction of withholding taxes that apply to individuals who are not resident in the issuer’s country, while the calculation of returns for the “gross” version of the index reflects the reinvestment of dividends without any withholding tax deduction. Thornburg believes that the “net” version of the index better reflects how dividends paid to the Fund in respect of its foreign investments will be reinvested, since those dividends are generally subject to withholding tax when paid to the Fund.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Lei Wang, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2006.

Di Zhou, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

20

FUND SUMMARY

Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class R3	Class R4	Class R5

Management Fees	0.86%	0.86%	0.86%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%

Other Expenses	0.45%	0.75%	0.44%

Total Annual Fund Operating Expenses	1.81%	1.86%	1.30%

Fee Waiver/Expense Reimbursement(1)	(0.31)%	(0.46)%	(0.31)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions
(and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$539	$951	$2,101
Class R4 Shares	$143	$540	$963	$2,142
Class R5 Shares	$101	$382	$683	$1,541

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.83% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected for their growth potential. However, the Fund may own a variety of securities, including foreign equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

• earnings growth potential	• price/revenue ratio

• business model	• PE/growth rate ratio

• industry growth potential	• price/cash flow ratio

• industry leadership • asset appreciation potential	• enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

• potential size of business	• management strength

• price/earnings ratio	• debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

21

GROWTH FUND

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions.

The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. These risks may be more pronounced for investments in developing countries.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

22

GROWTH FUND

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Growth Index, a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

Class R5 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)	x.xx%	x.xx%	x.xx%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Tim Cunningham, CFA, a managing director of Thornburg, has been one of the jointly and persons primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

23

FUND SUMMARY

International Growth Fund

Investment Goal

The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class R6

Management Fees	0.82%	0.82%	0.82%	0.82%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	0.72%	0.61%	0.39%	0.52%

Total Annual Fund Operating Expenses	2.04%	1.68%	1.21%	1.34%

Fee Waiver/Expense Reimbursement(1)	(0.54)%	(0.28)%	(0.22)%	(0.45)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%	0.89%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, Class R5 and Class R6 expenses do not exceed 1.50%, 1.40%, 0.99%, and 0.89%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$588	$1,048	$2,326
Class R4 Shares	$143	$502	$886	$1,964
Class R5 Shares	$101	$362	$644	$1,446
Class R6 Shares	$91	$380	$691	$1,573

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.96% of the average value of its portfolio.

Principal Investment Strategies

The Fund expects to invest primarily in equity securities from issuers around the world (primarily common stocks) selected for their growth potential and, under normal market conditions, invests at least 75% of its assets in foreign securities or depository receipts of foreign securities. However, the Fund may own a variety of securities, including domestic equity securities and partnership interests. The Fund may invest in developing countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) intends to invest in companies that it believes will have growing revenues and earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

•	earnings growth potential	•	price/revenue ratio

•	business model	•	PE/growth rate ratio

•	industry growth potential	•	price/cash flow ratio

24

INTERNATIONAL GROWTH FUND

• • • •	industry leadership asset appreciation potential potential size of business price/earnings ratio	•	enterprise value/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio
		•	management strength
		•	debt/capital ratio

The Fund typically makes equity investments in the following three types of companies:

Growth Industry Leaders: Companies in this category often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established.

Consistent Growers: Companies in this category generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets.

Emerging Growth Companies: Companies often addressing a new market or carving out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility.

In conjunction with individual issuer analysis, Thornburg may identify economic sectors it expects to experience growth. At times this approach may produce a focus on certain industries, such as technology, financial services, healthcare or biotechnology. The exposure to particular economic sectors or industries likely will vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt and equity securities.

Debt obligations, usually with associated equity features, occasionally will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management

25

INTERNATIONAL GROWTH FUND

action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World ex-U.S. Growth Index, a market capitalization weighted index which includes growth companies in developed and emerging markets throughout the world, excluding the United States. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year		5 Years		Since Inception (2-1-08)

Return Before Taxes	x.xx	%	x.xx	%	x.xx	%

Return After Taxes on Distributions	x.xx	%	x.xx	%	x.xx	%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx	%	x.xx	%	x.xx	%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx	%	x.xx	%	x.xx	%

Class R4 Shares	1 Year		5 Years		Since Inception (2-1-08)

Return Before Taxes	x.xx	%	x.xx	%	x.xx	%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx	%	x.xx	%	x.xx	%

Class R5 Shares	1 Year		5 Years		Since Inception (2-1-08)

Return Before Taxes	x.xx	%	x.xx	%	x.xx	%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx	%	x.xx	%	x.xx	%

Class R6 Shares	1 Year				Since Inception (2-1-13)

Return Before Taxes	x.xx	%			x.xx	%

MSCI AC World ex-U.S. Growth Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx	%			x.xx	%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

26

INTERNATIONAL GROWTH FUND

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Tim Cunningham, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

Greg Dunn, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2012.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

27

FUND SUMMARY

Income Builder Fund

Investment Goal

The Fund’s primary investment goal is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund’s secondary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R3	Class R4	Class R5	Class R6

Management Fees	0.69%	0.69%	0.69%	0.69%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	0.40%	0.54%	0.38%	[___]%

Acquired Fund Fees and Expenses	0.21%	0.21%	0.21%	[___]%

Total Annual Fund Operating Expenses	1.80%	1.69%	1.28%	[___]%

Fee Waiver/Expense Reimbursement(1)	(0.09)%	(0.08)%	(0.08)%	[(___)]%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.71%	1.61%	1.20%	[___]%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4, and Class R5 expenses do not exceed 1.50% 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

(2)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been recalculated to add amounts for “Acquired Fund Fees and Expenses,” in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund’s investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption “Explanation of Acquired Fund Fees and Expenses” for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$174	$558	$966	$2,109
Class R4 Shares	$164	$525	$910	$1,991
Class R5 Shares	$122	$398	$695	$1,538
Class R6 Shares	$[___]	$[___]	$[___]	$[___]

Explanation of Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” shown in the Annual Fund Operating Expenses table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund’s net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 70–71, for a clearer picture of the Fund’s actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.05% of the average value of its portfolio.

28

INCOME BUILDER FUND

Principal Investment Strategies

The Fund pursues its investment goals by investing in a broad range of income producing securities, primarily including stocks and bonds, as described below. The Fund will under normal conditions invest at least 80% of its assets in income-producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in any stock or other equity security which the investment advisor believes may assist the Fund in pursuing its investment goals (including smaller companies with market capitalization of less than $500 million and companies in developing countries), including preferred stock, publicly traded real estate investment trusts, other equity trusts and partnership interests. The Fund expects that equity investments in the Fund’s portfolio normally will be weighted in favor of companies which pay dividends or other current income.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations, mortgage- and other asset-backed securities and government obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and the dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher-rated obligations to default, to ratings downgrades, and to liquidity risk.

High Yield Risk – Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These

29

INCOME BUILDER FUND

obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

Prepayment Risk – When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real estate investments generally (including market conditions,

competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to a Blended Benchmark, comprised of 25% Bloomberg Barclays U.S. Aggregate Bond Index, which represents a broad measure of bond market performance, and 75% MSCI World Index, which represents a broad measure of equity market performance in developed markets. Class R6 shares were first offered to investors on February 1, 2017. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

30

INCOME BUILDER FUND

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	10 Years

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-08)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R5 Shares	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R6 Shares*	1 Year	5 Years	Since Inception (2-1-07)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

* Because Class R6 shares were not available before February 1, 2017, the returns shown are for Class R5 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Jason Brady, CFA, the president of the Trust and the chief executive officer, president, and a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2007.

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2013.

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment officer of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

31

FUND SUMMARY

Global Opportunities Fund

Investment Goal

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types from issuers around the world.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
	Class R3	Class R4	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class R3	Class R4	Class R5	Class R6

Management Fees	0.79%	0.79%	0.79%	0.79%

Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%	0.00%

Other Expenses	0.72%	0.62%	0.28%	[___]%

Total Annual Fund Operating Expenses	2.01%	1.66%	1.07%	[___]%

Fee Waiver/Expense Reimbursement(1)	(0.51)%	(0.26)%	(0.08)%	[(___)]%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.40%	0.99%	[___]%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$153	$581	$1,036	$2,297
Class R4 Shares	$143	$498	$878	$1,944
Class R5 Shares	$101	$332	$582	$1,298
Class R6 Shares	$[___]	$[___]	$[___]	$[___]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.86% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment goal by investing primarily in a broad range of equity securities, including common stocks, preferred stocks, real estate investment trusts, other equity trusts and partnership interests. The Fund may invest in any stock or other equity security which its investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), believes may assist the Fund in pursuing its goal, including smaller companies with market capitalizations of less than $500 million.

The Fund may also invest in debt obligations of any kind, including corporate bonds, government obligations and other obligations. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics, such as convertible bonds.

The Fund portfolio includes investments in both domestic securities and securities of issuers domiciled outside the United States, including developing countries. Relative proportions of each will vary from time to time, depending upon the advisor’s view of specific investment opportunities and macro-economic factors. Under normal market conditions, the Fund invests a significant portion of its assets in issuers domiciled outside the United States.

32

GLOBAL OPPORTUNITIES FUND

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment, rather than for realization of gains by short-term trading on market fluctuations. However, the Fund may dispose of any such security prior to the scheduled maturity to enhance income or reduce loss, to change the portfolio’s average maturity, or otherwise to respond to market conditions.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Real Estate Risk – The Fund’s investments in real estate investment trusts (“REITs”) are subject to risks affecting real

33

GLOBAL OPPORTUNITIES FUND

estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares of the Fund vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which represents a broad measure of both domestic and foreign equity market performance. Class R6 shares were first offered to investors on February 1, 2017. The investment returns shown for Class R6 shares are the returns of Class R5 shares. Class R6 shares and Class R5 shares would have substantially similar investment performance because they represent investments in the same portfolio of securities, and the returns would differ only to the extent the classes have different levels of expenses. Because the expense ratio of Class R5 shares is higher than the expected expense ratio of Class R6 shares, returns for Class R6 shares would be higher. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R3 Shares	1 Year	5 Years	Since Inception (2-1-08)

Return Before Taxes	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%	x.xx%

MSCI AC World Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R4 Shares	1 Year	5 Years	Since Inception (2-1-08)

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R5 Shares	1 Year	5 Years	Since Inception (2-1-08)

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

Class R6 Shares*	1 Year	5 Years	Since Inception (2-1-08)

Return Before Taxes	x.xx%	x.xx%	x.xx%

MSCI AC World Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%	x.xx%

* Because Class R6 shares were not available before February 1, 2017, the returns shown are for Class R5 shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Brian J. McMahon, the vice chairman of the Trust and a managing director and chief investment officer of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

W. Vinson Walden, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since its inception.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

34

FUND SUMMARY

Developing World Fund

Investment Goal

The Fund’s primary investment goal is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R5	Class R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class R5	Class R6

Management Fees	0.94%	0.94%

Distribution and Service (12b-1) Fees	0.00%	0.00%

Other Expenses	0.81%	0.18%

Total Annual Fund Operating Expenses	1.75%	1.12%

Fee Waiver/Expense Reimbursement(1)	(0.66)%	(0.13)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.09%	0.99%

(1)	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before [February 1, 2018], unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the relevant percentage threshold before the end of that fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions

(and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	$111	$487	$887	$2,008
Class R6 Shares	$101	$343	$604	$1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.04% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing

35

DEVELOPING WORLD FUND

countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.

Principal Investment Risks

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

36

DEVELOPING WORLD FUND

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 39.

Past Performance of the Fund

The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.

Annual Total Returns – Class R5 Shares

Highest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Lowest quarterly results for time period shown: x.xx%

(quarter ended xx-xx-xx).

Average Annual Total Returns (periods ended 12-31-16)

Class R5 Shares	1 Year	Since Inception (2-1-13)

Return Before Taxes	x.xx%	x.xx%

Return After Taxes on Distributions	x.xx%	x.xx%

Return After Taxes on Distributions and Sale of Fund Shares	x.xx%	x.xx%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

Class R6 Shares	1 Year	Since Inception (2-1-13)

Return Before Taxes	x.xx%	x.xx%

MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or U.S. taxes)	x.xx%	x.xx%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisor: Thornburg Investment Management, Inc.

Portfolio Managers:

Ben Kirby, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

Charles Wilson, PhD, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2015.

For important information about the purchase and sale of Fund shares, the taxation of distributions by the Fund, and financial intermediary compensation, please turn to “Summary of Other Important Information Respecting Fund Shares” on page 38 of this Prospectus.

37

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Summary of Other Important Information Respecting Fund Shares

Purchase and Sale of Fund Shares

Eligible employer-sponsored retirement plans wishing to make Class R3, Class R4, Class R5 or Class R6 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds. As a participant in an employer-sponsored retirement plan which makes Class R3, Class R4, Class R5 or Class R6 shares available, you may add shares to your account by contacting your plan administrator. Although the Funds do not currently impose any investment minimums on the purchase of Class R3, Class R4, Class R5 or Class R6 shares, your employer-sponsored retirement plan may establish such minimums. Contact your plan administrator for more information.

Please contact your retirement plan administrator if you wish to sell your Class R3, Class R4, Class R5 or Class R6 shares. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself.

Tax Information

Fund distributions to qualified retirement plan accounts, and transactions in Fund shares by those accounts, are not generally subject to current federal income tax under existing federal law. Please see “Taxes” on page 52 of this Prospectus for additional information. Purchasers are cautioned to seek the advice of their own advisors about the tax consequences of contributions to plan accounts and distributions from plan accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its investment advisor and/or its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your sales-person or visit your financial intermediary’s website for more information.

38

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Additional Information About Fund Investment Goals and Strategies, and Risks of Fund Investment Strategies

Summaries of each Fund’s principal investment strategies and principal investment risks are provided at the beginning of this Prospectus. The information below provides more background about some of the investment strategies that each Fund may pursue, including the principal investment strategies described in the first part of this Prospectus, and the risks associated with those investments. Investment strategies which are described below but are not identified as a principal investment strategy for a Fund at the beginning of the Prospectus are not currently considered to be principal investment strategies of the Fund. Investors should note, however, that a Fund’s investment profile will vary over time. See “Principal Investment Strategies” below for more information. More detailed information about each Fund’s investment strategies and investment risks is available in the Statement of Additional Information. The Statement of Additional Information also contains information about the Funds’ policies and procedures with respect to the disclosure of Fund portfolio investments.

FUND INVESTMENT GOALS: The investment goals for each Fund are stated above in each Fund Summary. The investment goals stated in each Fund Summary are fundamental policies of the relevant Fund, and may not be changed without the approval of that Fund’s shareholders. Other investment goals of any of the Funds are not fundamental policies, and may be changed without shareholder approval. A Fund may not achieve its investment goals.

PRINCIPAL INVESTMENT STRATEGIES: A “principal investment strategy” of a Fund is a strategy which the Fund’s investment advisor (“Thornburg”) anticipates may be important in pursuing the Fund’s investment objectives, and which Thornburg anticipates may have a significant effect on its performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets. Those strategies which are currently considered to be principal investment strategies of each Fund are identified under the caption “Principal Investment Strategies” relating to each Fund in the first part of this Prospectus. It is important to remember, however, that the investment profile of each Fund will vary over time, depending on various factors. Over time, a Fund will invest different proportions of its assets in the investments it is permitted to purchase, and a Fund may not invest at times in each of the investments it is permitted to purchase as a principal strategy.

INVESTING IN STOCKS AND OTHER EQUITY SECURITIES: Equity securities include common stocks, preferred stocks, convertible securities, warrants, American

Depositary Receipts and American Depositary Shares (“ADRs” and “ADSs”), partnership interests, equity trusts, shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

General Risks of Equity Securities: Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities: Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. Many market participants also anticipate that the U.S. Federal Reserve will in the near future make additional increases to its policy rate, the overnight Federal Funds rate. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other

39

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

Risks Affecting Specific Companies: Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

Risks of Investing in Small and Mid-Cap Companies: Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies.

Risks of Investing in Real Estate Investment Trusts (“REITs”): Real estate investment trusts are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for pass-through of income under the Internal Revenue Code of 1986 without payment of federal income tax by the REIT, or maintain its exemption from registration under the Investment Company Act of 1940 (the “1940 Act”).

Limited Number of Portfolio Holdings: Value Fund, International Value Fund, Core Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund may invest in the equity securities of fewer issuers than is typical of other equity mutual funds if the investment advisor believes that doing so is more likely to assist the Fund in pursuing its investment goals. To the extent a Fund invests its assets in fewer issuers than other mutual funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

INVESTING IN DEBT OBLIGATIONS: Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

General Risks of Investing in Debt Obligations: Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risk, market risks, interest rate risks and prepayment risks. These risks are summarized below. The Funds’ investment advisor may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed

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Securities,” “Investing in Structured Finance Arrangements” and “Investing in Municipal Obligations.”

Credit and Specific Issuer Risks: Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption “Investing in Foreign Equity Securities and Debt Obligations.” Debt obligations are often rated as to credit quality by one or more ratings agencies, and if a debt obligation’s rating is reduced it may decline in value.

Interest Rate Risk Affecting Debt Obligations: The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse affect on a Fund’s share value when it holds intermediate or longer maturity obligations.

Prepayment Risk Affecting Certain Debt Obligations: Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

Market, Economic, and Liquidity Risks Affecting Debt Obligations: In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. Many market participants also anticipate that the U.S. Federal Reserve will in the near future make additional increased to its policy rate, the overnight Federal Funds rate. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

Risks Affecting Lower Quality Debt Securities: A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”), Fitch Investors Service (“Fitch”) and Standard & Poor’s Corporation (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s, Fitch, or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade debt obligations may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may

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decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations: Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities: Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

INVESTING IN FOREIGN EQUITY SECURITIES AND DEBT OBLIGATIONS: Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

General Risks Affecting Foreign Investments: Foreign investments are subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets.

Foreign Currency Risks: Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. The investment advisor may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that the advisor pursues, such as the use of currency forward contracts, may involve additional risks. See “INVESTING WITH DERIVATIVES,” below.

Developing Country Risks: Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of

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commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that are less politically stable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other risks having pronounced significance to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

Risks of Debt Issued by Foreign Governments: Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

INVESTING IN MUNICIPAL OBLIGATIONS: Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations: Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks: Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates risk.

Risks of Changes in the Law: Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer’s Credit Rating: Certain municipal obligations in which Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are

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insured by an insurer whose claims-paying ability is downgraded by Moody’s, S&P or Fitch, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

Risks of Investment in Municipal Leases: Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

INVESTING IN U.S. GOVERNMENT OBLIGATIONS: United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

General Risks of Investing in U.S. Government Obligations: U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further, obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

Risks of Investing in Agency Obligations: U.S. government obligations also include obligations of U.S. government agencies,

instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

INVESTING IN MORTGAGE-BACKED SECURITIES, PARTICIPATION INTERESTS AND OTHER MORTGAGE-RELATED INVESTMENTS: Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac) or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

Risks Affecting Mortgage-Backed Securities: Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market

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and liquidity risks, prepayment risk and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Those securities with limited credit support or no legally required support from the U.S. government could default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s effective maturity or duration, a slower prepayment rate on the underlying mortgages may increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Finance Arrangements,” below, for further discussion of these instruments.

INVESTING IN OTHER ASSET-BACKED SECURITIES: Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans or credit card receivables. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities: As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

INVESTING IN STRUCTURED FINANCE ARRANGEMENTS: Structured finance arrangements include investments such as asset-backed securities, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in structured finance arrangements are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured finance arrangements may be backed by so-called “subprime” mortgages.

Structured finance arrangements are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

Risks of Structured Finance Arrangements: An investment in a structured finance arrangement entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest rate risk, market and liquidity risks, prepayment risk, and management risk.

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Additionally, an investment in this type of arrangement entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured finance arrangements may also be less liquid than for other debt obligations, including other types of asset-backed securities, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured finance arrangements may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

INVESTING WITH DERIVATIVES: Derivative instruments are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. Some examples of current forms of derivative instruments include futures, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail). Strategic Income Fund may invest in derivative instruments as a principal investment strategy. Other Funds may invest in the types of derivative instruments identified above if such investments are consistent with the Fund’s investment limitations, and if Thornburg believes that such investments may assist the Fund in pursuing its investment goals. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives: The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

INVESTING IN OTHER INVESTMENT COMPANIES: Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including other open-end mutual funds, closed-end mutual funds, business development companies, and exchange traded funds. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund except Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

TEMPORARY INVESTMENTS: Each of the Funds may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Funds typically hold these securities under normal conditions pending investment of idle funds or to provide liquidity. Funds also may hold assets in these securities for temporary defensive purposes in attempting to respond to adverse market, economic, political or other conditions. Investment in these securities for temporary periods could reduce a Fund’s ability to attain its investment goals.

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Buying Fund Shares

Class R3, Class R4, Class R5 and Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, where the employer, administrator, sponsor or related person has entered into an agreement to make Class R3, Class R4, Class R5 and Class R6 shares available to plan participants, under terms specified from time to time by Thornburg. Class R6 shares must be held through plan level or omnibus accounts on the books of a Fund. Class R3, Class R4, Class R5 and Class R6 shares generally are not available to retail non-retirement accounts, individual retirement accounts (“IRAs”), Roth IRAs, SIMPLE IRAs, individual 403(b) plans, Simplified Employee Pensions (“SEPs”), individual (“solo”) and certain small employer 401(k) plans, SAR-SEPs, 529 tuition programs, and Coverdell Educational Savings Accounts. “Small employer,” for purposes of the preceding sentence, means a small employer that does not have a professional plan administrator or that has an administrator that is not set up to administer retirement plan shares. Retirement plans wishing to make Class R3, Class R4, Class R5 or Class R6 shares available to plan participants should contact a financial intermediary authorized to sell shares of the Funds.

Shares of the Funds are generally only available for purchase by plan participants who are U.S. citizens and who reside in the U.S. or its territories or have a U.S. military or diplomatic address, and by plan participants who are resident aliens residing in the U.S. or its territories or with a U.S. military or diplomatic address and who provide a valid U.S. social security number or U.S. taxpayer identification number.

You may add Fund shares to your plan account by contacting your plan administrator.

No sales charge, contingent deferred sales charge or redemption fee is currently imposed on the purchase or redemption of Class R3, Class R4, Class R5 or Class R6 shares.

Class R3 and Class R4 shares of a Fund are subject to a Rule 12b-1 Service Plan, which provides for payment by the Fund to Thornburg Securities Corporation (“TSC”), or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets each year for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. Class R3 shares are also subject to a Rule 12b-1 Distribution Plan providing for payment to TSC or to such other persons as TSC may direct, of up to 0.25% of the class’s average annual net assets for the sale and distribution of the Fund’s Class R3 shares and to pay for commissions and other distribution expenses. Because these fees are paid out of the class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Class R5 shares of each Fund are subject to a Rule 12b-1 Service Plan, which permits each Fund to pay TSC or to such other persons as TSC may direct, for expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for shareholder and distribution-related services. The maximum annual payment under the plan for Class R5 shares is 0.25% of the class’s average annual net assets, but Thornburg currently has no intention to seek payment under the plan for Class R5 shares. Because this fee would be paid out of the class’s assets on an ongoing basis, over time this fee would increase the cost of your investment and may cost more than paying other types of sales charges.

Class R6 shares do not have a Rule 12b-1 plan.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Those share classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds’ distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their financial intermediary who is offering or making available shares of the Funds.

Net Asset Value

When you purchase or redeem shares, the price is based on the net asset value (“NAV”) next determined after receipt of your order in proper form. The net asset value is the value of a share, and is computed for each class of a Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern Time on each day the New York Stock Exchange is open for business. See “Transaction Details,” below.

Compensation to Financial Advisors and Others

Securities dealers, brokers, financial advisors, retirement plans and trust companies (each, a “financial intermediary” and collectively, “financial intermediaries”) may impose charges or fees in connection with selling or holding Class R3, Class R4, Class R5 or Class R6 shares. These amounts may differ depending upon the class of shares, the identity of the financial intermediary, how the investor holds Fund shares, and other factors.

Amounts which could be paid by each Fund in connection with Rule 12b-1 plans are displayed for each Fund under the

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caption “Fees and Expenses of the Fund,” and are described above under the caption “Buying Fund Shares.”

Thornburg and TSC may pay amounts from their own resources to financial intermediaries in connection with the financial intermediaries’ marketing and promotion of Class R3, Class R4, or Class R5 shares of any Fund. These amounts may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” marketing or advertising support, or payments to assist in transaction processing and administrative support. A financial intermediary may pay additional compensation to its representatives who sell Fund shares or to third party intermediaries with whom the financial intermediary has agreements to sell Fund shares. Thornburg or TSC also may provide non-cash compensation to financial intermediaries, including travel and lodging in connection with seminars or other educational programs. Because a financial intermediary may have a financial incentive to recommend a particular mutual fund to the intermediary’s customers if the intermediary receives payments or other support from that fund’s affiliates, investors who hold their Fund shares through a financial intermediary should consult with that intermediary and carefully review any disclosure by that intermediary respecting the intermediary’s compensation. Neither Thornburg nor TSC pay any commission, compensation, revenue sharing, market support or other such amount to financial intermediaries with respect to Class R6 shares.

With respect to Class R3, Class R4 or Class R5 shares, the Funds may pay amounts to financial intermediaries to compensate those intermediaries for shareholder support and account maintenance services that the intermediaries provide to their customers who own Fund shares. The Funds may make such payments to the extent the services provided by these financial intermediaries replace services which would otherwise be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The services provided by these financial intermediaries may include account administration, recordkeeping, subaccounting and subtransfer agency, transaction processing, and distribution of Fund prospectuses, shareholder reports and other information. Thornburg also may pay amounts from its own resources to financial intermediaries for those services. Neither the Funds nor Thornburg pay any amount to financial intermediaries with respect to Class R6 shares for shareholder support, account maintenance or administration, recordkeeping, subaccounting or subtransfer agency, transaction processing or similar service.

In addition to the amounts described above, some financial intermediaries may charge their account holders transaction fees, account or “wrap” fees and other amounts, which the investor can learn about by asking the investor’s financial intermediary.

Selling Fund Shares

Please contact your retirement plan administrator if you wish to sell shares of any Fund. Your plan administrator will conduct the transaction for you, or provide you with the means to conduct the transaction yourself. Your shares will be redeemed by the Fund at the NAV per share next determined after your redemption request is received in proper form. The amount of any redemption fee will be deducted and the remaining proceeds will be paid to your plan administrator. Please note the following:

•	Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

•	Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption. The Funds may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Funds to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

•	No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

Investor Services

Fund Information: Please contact your plan administrator for information respecting your account. Additionally, Thornburg’s Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com. Shareholders should note that certain methods of contacting Thornburg may be unavailable or delayed following a natural disaster, cybersecurity incident, or other force majeure event.

Accounts and Transactions with Intermediaries. An investor may select a financial intermediary such as a securities dealer, broker, financial advisor, retirement plan, bank or trust company through which the investor purchases, sells and holds Fund shares. The intermediary typically provides a range of services for the convenience of the investor, which may include holding Fund shares of record for the investor, issuing account statements, executing transactions, distributing dividends and redemption proceeds, and assisting with tax reporting. The investor selects the financial intermediary, and neither the Funds, the Transfer Agent nor Thornburg will be responsible for failures or delays in crediting the investor for dividends or redemption proceeds, errors in

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account statements or other reports, errors in executing purchases or sales of shares, delays in reports, electronic hacking or other cyber events affecting accounts with an intermediary, or for any loss to the investor due to the failure or insolvency of the investor’s intermediary, the intermediary’s loss of property or funds, or other acts or omissions by the intermediary. Information respecting the compensation of financial intermediaries is provided above under the caption “Buying Fund Shares – Compensation to Financial Advisors and Others.” Thornburg does not audit the operations of financial intermediaries. Investors are urged to confer with their own intermediaries to learn about the different options available for owning mutual fund shares and the compensation paid to their intermediaries.

Exchanging Shares: As a shareholder, you generally have the privilege of exchanging Class R3, Class R4, Class R5 or Class R6 shares of a Thornburg Fund for the same class of shares of another Thornburg Fund. You should contact your plan administrator for information about any fees or other requirements that your employer-sponsored retirement plan may impose on such exchanges. Additionally, each Fund reserves the right at any time to refuse any exchange or to temporarily or permanently terminate the exchange privilege. See “Excessive Trading,” below. Termination of the exchange privilege or refusal of any exchange does not restrict a shareholder’s right to redeem shares of any Fund.

Inactive Accounts: Under certain states’ laws, the assets within a financial account will be deemed to have been abandoned if the account is inactive for a specified period of time. The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check, update his mailing address, or respond to Fund inquiries within the specified time period. For this purpose, your last known address of record with the Funds will determine which state has jurisdiction over your account. If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, the Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator. You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither the Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

Transaction Details

Each Fund is open for business each day the New York Stock Exchange (“NYSE”) is open. Each Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern Time. Debt obligations held by a Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Equity securities held by a Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, or where the market value of an equity security held by the Fund is not readily available, the Trust’s valuation and pricing committee determines a fair value for the security using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where a Fund’s management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Trust’s valuation and pricing committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation. Fair value is an amount an owner of the security might reasonably expect to receive upon a sale of the security in an orderly transaction between market participants at the measurement date. Because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by a Fund upon the sale of the investment, and that difference could be material to the Fund’s financial statements. The valuation and pricing committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

An equity security’s market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security’s market value may be deemed not readily available under other circumstances

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identified by the Trustees, including when developments occurring after the most recent close of the security’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation for the security, create a question about the reliability of the security’s market value. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or an industry, natural disasters, and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. A debt obligation’s market value may be deemed unreliable by the Fund’s management if management believes that the price is stale, does not reflect material factors affecting the issuer of the security, or is significantly different from the price the Fund is likely to obtain if it sought a bid for the obligation.

Use of fair valuation procedures may reduce to some degree the ability of excessive traders to take advantage of arbitrage opportunities because of unreliable prices for portfolio securities, but is unlikely to eliminate excessive trading. See “Excessive Trading” for a discussion of the techniques used by Thornburg to reduce excessive trading. Because Limited Term Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund may own securities listed primarily on foreign exchanges which trade on days the Fund does not price its shares, the market values of some of the Fund’s assets may change on days when shareholders cannot purchase or redeem Fund shares.

Federal law requires us to obtain, verify and record information which identifies each person who opens an account. When you open an account, you will be asked to supply your name, address, date of birth, Social Security or tax identification number and other information identifying you. We are required to reject any new account application if the required information is not provided.

Each Fund reserves the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See “Exchanging Shares” above and “Excessive Trading,” below.

When you buy shares of the Funds or sell or exchange them through your plan administrator, you may be charged a fee for this service. Please read your plan materials for any additional procedures, service features or fees that may apply.

Certain financial intermediaries which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial intermediary could be held liable for resulting fees or losses.

Each Fund may authorize certain financial intermediaries to receive on its behalf purchase and redemption orders received in good form, and some of those financial intermediaries may be authorized to designate other firms to receive purchase and redemption orders on the Fund’s behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by the authorized financial intermediary or its designee, and customer orders will be priced based upon the Fund’s net asset value next computed after the order is received by the authorized financial intermediary or its designee.

Financial intermediaries offering shares of the Funds are not agents or otherwise acting on behalf of the Funds, TSC or Thornburg and the Funds, TSC and Thornburg are not responsible for errors or omissions of any financial intermediary offering mutual fund shares for sale. Investors should exercise care in selecting persons from whom they purchase investments.

Some account transactions will require a Medallion signature guarantee or other evidence of identity or authority. This requirement is intended to protect you and your Fund from fraud. We will require a Medallion signature guarantee or other evidence we specify when certain changes are made to account information, a check is mailed to a different address than shown on our records, a check is requested payable to a third party, redemption proceeds are transferred to another account on our records, or certain other circumstances. If a signature guarantee is required, it must be provided by a participant in the Securities Transfer Agent Medallion Program (“STAMP”), and the STAMP Medallion imprint is the only guarantee that will be accepted. A notary public cannot provide a Medallion signature guarantee.

Excessive Trading

Excessive trading of Fund shares in anticipation of short-term fluctuations in the market may make it very difficult to manage a Fund’s investments and may hurt Fund performance and longer-term shareholders. When excessive trading occurs, a Fund’s longer-term shareholders may experience diminished returns, and the Fund may have to sell portfolio securities or maintain higher cash balances to have the cash necessary to redeem the traders’ shares. This can happen at a time when it is not advantageous to sell any securities or maintain cash balances, which may harm a Fund’s performance. Additionally, purchases and sales of portfolio securities in response to excessive trading activity may increase a Fund’s transaction costs.

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Thornburg Investment Trust discourages excessive trading and does not accommodate trading it identifies as excessive. The Trustees have adopted policies and procedures intended to deter excessive trading where it may be potentially harmful to the Fund or its shareholders. Among those procedures, the Trust has delegated to Thornburg the task of monitoring trading activity in the Funds. There is no assurance that these procedures will be effective in all cases. Additionally, trade monitoring methods are by their nature subjective, and involve the exercise of judgment. Thornburg seeks to make these judgments uniformly and in a manner it believes is consistent with the Funds’ investment objectives and the interests of the shareholders who pursue those objectives. These policies and procedures may be changed at any time, without notice.

Thornburg monitors trading activity in each of the Funds to identify excessive trading. What constitutes excessive trading for a specific Fund will vary from other Thornburg Funds, depending upon the objectives of the Fund, the nature of the Fund’s portfolio securities at a given time and market factors. Thornburg reviews available information respecting shareholder transactions to detect excessive trading, considering various factors, such as the nature of securities held by a Fund (including whether any significant proportion of the Fund’s securities is traded on foreign exchanges, is thinly traded or is less liquid), the cash position of the Fund, and the risk to the Fund that frequent traders of its shares may take advantage of fluctuations in the values of the Fund’s portfolio securities.

Purchase orders or exchanges may be restricted or refused by any Fund if, in Thornburg’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objectives and policies, the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets, the purchases appear to coincide with a market timing strategy, or if Thornburg believes the Fund otherwise may be adversely affected. Accounts believed by the Funds to be under common ownership or control, including accounts with the same tax identification number, may be counted together for this purpose. The Funds reserve the right to refuse purchase orders or exchanges into any Fund by any person (including all participants in a retirement plan or omnibus account when any participants trade excessively). The Trust, Thornburg or TSC may enter into arrangements with firms that establish omnibus accounts, pursuant to which the omnibus accountholder temporarily or permanently agrees to place restrictions on any purchase or exchange of Fund shares by an investor within the account that meets certain specified criteria indicating that the purchase or exchange constitutes excessive trading. See also “Investor Services - Exchanging Shares” above.

Many Fund shares are now held through financial intermediaries who hold shares for investors through omnibus accounts or other arrangements where Thornburg cannot identify the investors from the records of the Transfer Agent. Pursuant to applicable rules under the 1940 Act, the Trust, Thornburg or TSC will enter into an agreement with each firm that establishes omnibus accounts through which Fund shares are traded. Under the terms of those agreements, the omnibus accountholder agrees to provide Thornburg with information regarding investors who trade in Fund shares through the omnibus account. While the receipt of this information may help Thornburg monitor excessive trading activity, there is no assurance that all such activity within an omnibus account will be detected or terminated.

Dividends and Distributions

The Funds expect to distribute substantially all of their net investment income and realized net capital gains, if any, to shareholders each year. Net investment income of a Fund primarily consists of stock dividends (if it holds equity securities) and interest received on debt obligations (if it holds debt obligations), reduced by expenses of the Fund. Net capital gains are the gains realized by a Fund upon sales of investments, reduced by losses realized upon sale of investments. Limited Term U.S. Government Fund, Limited Term Income Fund and Strategic Income Fund each declares dividends from its net investment income daily and pays those dividends monthly. Income Builder Fund typically declares dividends from net investment income daily and pays those dividends quarterly. Value Fund, International Value Fund, Global Opportunities Fund, and Developing World Fund typically declare and pay dividends from any net investment income quarterly, and Growth Fund and International Growth Fund are expected to follow the same practice in any periods when they have net investment income. Dividends from net investment income may fluctuate. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions will normally be declared and payable in November.

Dividends from Net Investment Income: Your dividend distributions, if any, will be automatically invested in additional shares of your Fund at the next determined net asset value.

Capital Gains: Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges. No interest is accrued or paid on amounts represented by uncashed redemption or distribution checks.

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Taxes

Federal Taxes – In General: Certain general aspects of federal income taxation of individual shareholders are discussed below. Prospective investors should consult their own tax advisors concerning federal, state and local tax consequences respecting investments in the Funds. In particular, purchasers are cautioned to seek the advice of their own advisors respecting the tax consequences of contributions to their plan account, and distributions from their plan account, which are not addressed in this brief discussion.

Federal Tax Treatment of Distributions: Distributions to qualified retirement plan accounts are not generally subject to federal income tax under current law. Distributions to accounts which are not tax qualified will be subject to federal income tax.

Distributions to taxable accounts representing net investment income, income realized upon amortization of market discount on debt obligations, net short-term capital gains, and net gains from certain foreign transactions, if any, generally are taxable to the shareholder as ordinary income, whether received in cash or additional shares. Subject to holding period requirements, the portion of distributions which is “qualified dividend income” because it is attributable to certain corporation dividends is taxed to noncorporate shareholders at reduced rates of federal income tax applicable to long-term capital gains. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains regardless of the length of time the shareholder has owned the shares.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Prospective investors should confer with their own tax advisors respecting this Medicare contribution tax.

Federal Tax Treatment of Sales or Redemptions of Shares: An investor’s redemption of Fund shares or exchange of shares for shares of another Fund through a qualified retirement plan account is not generally subject to federal income tax under current law unless the transaction results in a distribution to the investor. A taxable shareholder’s redemption of Fund shares or exchange of shares for shares of another Fund will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder’s basis in the shares and the amount received on the redemption or exchange.

Organization of the Funds

Each Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized as a diversified, open-end management investment company under a Declaration of Trust. The Trustees are authorized to divide the Trust’s shares into additional series and classes.

Investment Advisor

The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982. Thornburg performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to Class R3, Class R4, and Class R5 shares of each Fund under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class’s shareholders. Class R6 shares do not have an Administrative Services Agreement. Thornburg’s services to the Funds are supervised by the Trustees of Thornburg Investment Trust.

For the most recent fiscal year, the investment advisory and administrative services fee rates for each of the Funds were:

	Year (or fiscal period) Ended September 30, 2016

	Management		Administrative
	Fee Rate	Services Fee Rate
		Class
	(all Classes)	R3 & R4	Class R5	Class R6

Limited Term U.S. Government Fund	0.38%	0.125%	0.05%	N/A

Limited Term Income Fund	0.35%	0.125%	0.05%	N/A

Strategic Income Fund	0.71%	0.125%	0.05%	N/A

Value Fund	0.85%	0.125%	0.05%	N/A

International Value Fund	0.70%	0.125%	0.05%	N/A

Growth Fund	0.86%	0.125%	0.05%	N/A

International Growth Fund	0.82%	0.125%	0.05%	N/A

Income Builder Fund	0.69%	0.125%	0.05%	N/A

Global Opportunities Fund	0.79%	0.125%	0.05%	N/A

Developing World Fund	0.94%	0.125%*	0.05%	N/A

*	Developing World Fund does not currently offer Class R3 or Class R4 shares.

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The advisory fee rate for each Fund decreases as assets increase and increases as assets decrease in accordance with the following breakpoint schedules:

Limited Term U.S. Government Fund
Net Assets of Fund	Advisory Fee Rate
0 to $1 billion	0.375%

$1 billion to $2 billion	0.325%

Over $2 billion	0.275%

Limited Term Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.500%

$500 million to $1 billion	0.450%

$1 billion to $1.5 billion	0.400%

$1.5 billion to $2 billion	0.350%

Over $2 billion	0.275%

Strategic Income Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.750%

$500 million to $1 billion	0.675%

$1 billion to $1.5 billion	0.625%

$1.5 billion to $2 billion	0.575%

Over $2 billion	0.500%

Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.875%

$500 million to $1 billion	0.825%

$1 billion to $1.5 billion	0.775%

$1.5 billion to $2 billion	0.725%

Over $2 billion	0.675%

Developing World Fund
Net Assets of Fund	Advisory Fee Rate
0 to $500 million	0.975%

$500 million to $1 billion	0.925%

$1 billion to $1.5 billion	0.875%

$1.5 billion to $2 billion	0.825%

Over $2 billion	0.775%

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2016.

Thornburg and TSC may, from time to time, agree to waive fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg and TSC retain the ability to be repaid by the Fund for fee waivers and expense reimbursements during a fiscal year if Fund expenses fall below the limit prior to the end of that fiscal year. Fee waivers or reimbursement of expenses for a Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg’s fees, each Fund will pay all other costs and expenses of its operations. Each Fund’s expenses include payments to third parties that perform administrative services for accounts invested in the Funds. These administrative and recordkeeping expenses may be charged to the Funds as a percentage of share value held by an account, or based on the number of persons holding through an account, or on another basis. No Fund will bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under “Buying Fund Shares.”

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling shareholder of both Thornburg and TSC.

Fund Portfolio Managers

The people with the most significant responsibility for day-to-day management of each of the Funds are identified in the first part of this Prospectus under the heading “Portfolio Managers.” Some Funds have a single portfolio manager, and other Funds have portfolio managers who work together. Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. For Funds with more than one portfolio manager, the portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are primarily responsible for the Fund’s portfolio management, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other Thornburg Funds.

The following disclosure provides information about each portfolio manager’s recent business experience. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the Statement of Additional Information.

Limited Term U.S. Government Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective

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January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Limited Term Income Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

Strategic Income Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Lon Erickson, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term Income Fund since 2010, and has been a portfolio manager of Limited Term U.S. Government Fund and Strategic Income Fund since 2015. Mr. Erickson joined Thornburg in 2007 and was named a managing director in 2010. Before joining Thornburg, Mr. Erickson worked for nearly 11 years as an analyst for State Farm Insurance in both the Equity and Corporate Bond departments.

Jeff Klingelhofer, CFA, a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Strategic Income Fund since 2015. Mr. Klingelhofer joined Thornburg in 2010 and was named a managing director in 2015. Mr. Klingelhofer holds an MBA from The University of Chicago’s Booth School of Business and a BA in economics with a minor in business from The University of California at Irvine. Before joining Thornburg, Mr. Klingelhofer worked for four years at PIMCO, where he was responsible for monitoring portfolio leverage and risk tolerances.

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Value Fund

Connor Browne, CFA, a managing director of Thornburg, has been a portfolio manager of Value Fund since 2006. Mr. Browne joined Thornburg Investment Management in 2001 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds, and he is the portfolio manager of Thornburg Long/Short Equity Fund, a separate series of the Trust offered through a separate prospectus.

Robert MacDonald, CFA, a managing director of Thornburg, has been a portfolio manager of Value Fund since 2015. Mr. MacDonald joined Thornburg Investment Management as an equity analyst in 2007, and was later promoted to associate portfolio manager and then portfolio manager. He was named a managing director in 2015. Mr. MacDonald holds an MBA from the University of Chicago and a BA in economics and computer science from Amherst College.

International Value Fund

Lei Wang, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2006. Mr. Wang joined Thornburg Investment Management in 2004 as an associate portfolio manager and was named a managing director in 2005. His responsibilities also include portfolio management, research, and analysis of companies for investment by other Thornburg equity Funds.

Di Zhou, CFA, a managing director of Thornburg, has been a portfolio manager of International Value Fund since 2015. Ms. Zhou joined Thornburg Investment Management in 2010 as an equity research analyst, was promoted to associate portfolio manager in 2014, and was named a managing director in 2015. Ms. Zhou holds a BA in Business Administration from the University of Southern California and an MBA from the University of Chicago’s Booth School of Business. Prior to graduate school, Ms. Zhou was employed at Wilshire Associates conducting securities research.

Growth Fund

Tim Cunningham, CFA, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Cunningham joined Thornburg in 2007, was named a managing director in 2010, and served as an associate portfolio manager since 2009. Prior to joining Thornburg, Mr. Cunningham was a research associate at Insight Capital Research & Management. Mr. Cunningham holds an MBA from the University of Colorado and a BA in Finance from the University of Nevada.

Greg Dunn, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International

Growth Fund since 2012. Mr. Dunn joined Thornburg in 2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

International Growth Fund

Tim Cunningham, CFA, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Cunningham joined Thornburg in 2007, was named a managing director in 2010, and served as an associate portfolio manager since 2009. Prior to joining Thornburg, Mr. Cunningham was a research associate at Insight Capital Research & Management. Mr. Cunningham holds an MBA from the University of Colorado and a BA in Finance from the University of Nevada.

Greg Dunn, a managing director of Thornburg, has served as a portfolio manager of Growth Fund and International Growth Fund since 2012. Mr. Dunn joined Thornburg in 2002, was named a managing director in 2009, and served as an associate portfolio manager since 2008. Prior to joining Thornburg, Mr. Dunn was an investment management analyst for Smith Barney. Mr. Dunn holds an MBA from Duke University and a BS in Business with a concentration in Finance from Colorado State University.

Income Builder Fund

Jason Brady, CFA, the president of Thornburg Investment Trust and the chief executive officer, president, and a managing director of Thornburg, has been a portfolio manager of Limited Term U.S. Government Fund, Limited Term Income Fund, and Income Builder Fund since 2007 and has been a portfolio manager of Low Duration Income Fund and Strategic Income Fund since their inceptions. Mr. Brady joined Thornburg as an associate portfolio manager in 2006, was named a managing director in 2007, and became Thornburg’s chief executive officer and president effective January 1, 2016. Before joining Thornburg, Mr. Brady was a portfolio manager at another mutual fund management company, where he managed taxable fixed income securities across several sectors and strategies.

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Income Builder Fund since 2013 and a portfolio manager of Developing World Fund since 2015. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, and was promoted to associate portfolio manager in 2011. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior

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to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and a managing director and chief investment officer of Thornburg Investment Management, Inc., has been a portfolio manager of Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients.

Global Opportunities Fund

Brian J. McMahon, the vice chairman of Thornburg Investment Trust and a managing director and chief investment officer of Thornburg Investment Management, Inc., has been a portfolio manager of Income Builder Fund since that Fund’s inception in 2002 and a portfolio manager of Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients.

W. Vinson Walden, CFA, a managing director of Thornburg since 2004, has been a portfolio manager of the Global Opportunities Fund since that Fund’s inception in 2006. Joining Thornburg in 2002, Mr. Walden served as an associate portfolio manager for Funds of the Trust. Mr. Walden was an associate portfolio manager for another investment management firm before joining Thornburg.

Developing World Fund

Ben Kirby, CFA, a managing director of Thornburg, has been a portfolio manager of Developing World Fund since 2015 and a portfolio manager of Income Builder Fund since 2013. Mr. Kirby joined Thornburg in 2008 as an equity research analyst, was promoted to associate portfolio manager in 2011 and was promoted to portfolio manager in 2013. Mr. Kirby holds an MBA from Duke University and a BA in computer science from Fort Lewis College. Prior to graduate school, Mr. Kirby was a software engineer at Pinnacle Business Systems in Oklahoma City, Oklahoma.

Charles Wilson, PhD, a managing director of Thornburg, has been a portfolio manager of Developing World Fund since 2015. Mr. Wilson joined Thornburg in 2012 as an associate portfolio manager and was promoted to portfolio manager in 2014. Mr. Wilson holds a PhD in geophysics from the University of Colorado at Boulder and a BS in geology from the University of Arizona in Tucson. Mr.  Wilson previously served as a co-portfolio manager for Marsico Capital Management in Denver.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or if shorter, the period of the Fund’s operations). Information is not presented for Class R6 shares of Limited Term Income Fund, Strategic Income Fund, Income Builder Fund, or Global Opportunities Fund because the Class R6 shares of those Funds did not become available until February 1, 2017. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all periods through September 30, 2016 for each Fund appears in the financial statements for the Fund, which have been audited by [_ _ _ _ _ _ _ _ _], independent registered public accounting firm.

The report of [_ _ _ _ _ _ _ _ _] together with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.

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Thornburg Limited Term U.S. Government Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net	Net	Net Realized
Noted, Periods	Asset Value	Investment	& Unrealized	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning	Income	Gain (Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	of Period	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Period

Class R3 Shares
2016	$ 13.27	0.14	0.04	0.18	(0.19)	–	(0.19)	$ 13.26
2015	$ 13.28	0.14	0.06	0.20	(0.21)	–	(0.21)	$ 13.27
2014	$ 13.37	0.18	(0.02)	0.16	(0.25)	–	(0.25)	$ 13.28
2013	$ 13.87	0.18	(0.38)	(0.20)	(0.30)	–	(0.30)	$ 13.37
2012	$ 13.91	0.23	0.07	0.30	(0.34)	–	(0.34)	$ 13.87

Class R4 Shares
2016	$ 13.26	0.14	0.04	0.18	(0.19)	–	(0.19)	$ 13.25
2015	$ 13.27	0.13	0.08	0.21	(0.22)	–	(0.22)	$ 13.26
2014(c)	$ 13.36	0.14	(0.03)	0.11	(0.20)	–	(0.20)	$ 13.27

Class R5 Shares
2016	$ 13.27	0.17	0.07	0.24	(0.23)	–	(0.23)	$ 13.28
2015	$ 13.27	0.19	0.07	0.26	(0.26)	–	(0.26)	$ 13.27
2014	$ 13.36	0.21	–(e)	0.21	(0.30)	–	(0.30)	$ 13.27
2013	$ 13.85	0.24	(0.39)	(0.15)	(0.34)	–	(0.34)	$ 13.36
2012(f)	$ 13.84	0.10	0.07	0.17	(0.16)	–	(0.16)	$ 13.85

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(c)	Effective date of this class of shares was February 1, 2014.
(d)	Annualized.
(e)	Net realized and unrealized gain (loss) on investments was less than $0.01 per share.
(f)	Effective date of this class of shares was May 1, 2012.
+	Based on weighted average shares outstanding.

Thornburg Limited Term Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net	Net	Net Realized
Noted, Periods	Asset Value	Investment	& Unrealized	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning	Income	Gain (Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	of Period	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Period

Class R3 Shares
2016	$ 13.33	0.23	0.20	0.43	(0.24)	–	(0.24)	$ 13.52
2015	$ 13.50	0.24	(0.09)	0.15	(0.25)	(0.07)	(0.32)	$ 13.33
2014	$ 13.43	0.27	0.19	0.46	(0.28)	(0.11)	(0.39)	$ 13.50
2013	$ 13.73	0.30	(0.22)	0.08	(0.32)	(0.06)	(0.38)	$ 13.43
2012	$ 13.33	0.39	0.52	0.91	(0.42)	(0.09)	(0.51)	$ 13.73

Class R4 Shares
2016	$ 13.32	0.23	0.20	0.43	(0.24)	–	(0.24)	$ 13.51
2015	$ 13.48	0.24	(0.08)	0.16	(0.25)	(0.07)	(0.32)	$ 13.32
2014(b)	$ 13.42	0.18	0.07	0.25	(0.19)	–	(0.19)	$ 13.48

Class R5 Shares
2016	$ 13.32	0.27	0.20	0.47	(0.28)	–	(0.28)	$ 13.51
2015	$ 13.49	0.29	(0.09)	0.20	(0.30)	(0.07)	(0.37)	$ 13.32
2014	$ 13.42	0.32	0.19	0.51	(0.33)	(0.11)	(0.44)	$ 13.49
2013	$ 13.72	0.34	(0.21)	0.13	(0.37)	(0.06)	(0.43)	$ 13.42
2012(e)	$ 13.47	0.16	0.27	0.43	(0.18)	–	(0.18)	$ 13.72

(a)	Not annualized for periods less than one year.
(b)	Effective date of this class of shares was February 1, 2014.
(c)	Annualized.
(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(e)	Effective date of this class of shares was May 1, 2012.
+	Based on weighted average shares outstanding.

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Thornburg Limited Term U.S. Government Fund

RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
			Expenses,
			After Expense
		Expenses,	Reductions and	Expenses,
Net Investment		After Expense	Net of Custody	Before Expense		Total	Portfolio	Net Assets at End of
Income (Loss) (%)		Reductions (%)	Credits (%)	Reductions (%)		Return (%)(a)	Turnover Rate (%)(a)	Period (Thousands)

1.03		0.98	0.98	1.30		1.34	9.78	$28,036
1.09		0.99	0.99	1.35		1.55	14.15	$16,320
1.35		0.99	0.99	1.31		1.23	8.14	$13,748
1.35		0.99	0.99	1.27		(1.47)	12.18	$15,350
1.69		1.00	0.99	1.29		2.19	9.89	$15,486

1.04		0.99	0.99	2.71		1.33	9.78	$2,097
1.00		0.99	0.99	17.30	(b)	1.55	14.15	$706
1.57	(d)	0.99 (d)	0.99 (d)	64.66	(b)(d)	0.78	8.14	$15

1.30		0.67	0.67	2.05		1.80	9.78	$570
1.40		0.67	0.67	2.02		1.95	14.15	$2,170
1.59		0.67	0.67	2.87		1.56	8.14	$1,859
1.83		0.67	0.67	7.28	(b)	(1.09)	12.18	$881
1.87	(d)	0.68 (d)	0.67 (d)	44.86	(b)(d)	1.20	9.89	$299

Thornburg Limited Term Income Fund

RATIOS TO AVERAGE NET ASSETS						SUPPLEMENTAL DATA
			Expenses,
			After Expense
		Expenses,	Reductions and	Expenses,
Net Investment		After Expense	Net of Custody	Before Expense		Total	Portfolio	Net Assets at End of
Income (Loss) (%)		Reductions (%)	Credits (%)	Reductions (%)		Return (%)(a)	Turnover Rate (%)(a)	Period (Thousands)

1.69		0.98	0.98	1.10		3.23	20.56	$104,309
1.82		0.99	0.99	1.11		1.16	18.71	$172,992
2.04		0.99	0.99	1.12		3.51	29.41	$120,013
2.22		0.99	0.99	1.14		0.59	36.66	$81,585
2.88		0.99	0.99	1.19		6.97	23.72	$73,373

1.70		0.99	0.99	1.97		3.23	20.56	$6,328
1.82		0.98	0.98	1.66		1.24	18.71	$3,908
1.99	(c)	0.99 (c)	0.99 (c)	61.75	(c)(d)	1.84	29.41	$47

2.05		0.62	0.62	0.72		3.60	20.56	$71,864
2.17		0.64	0.64	0.67		1.50	18.71	$96,326
2.38		0.64	0.64	0.72		3.86	29.41	$16,825
2.52		0.65	0.65	1.01		0.92	36.66	$8,164
2.96	(c)	0.67 (c)	0.67 (c)	25.61	(c)(d)	3.19	23.72	$1,322

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Thornburg Strategic Income Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Period	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Period

Class R3 Shares
2016	$11.21	0.46	0.27	0.73	(0.36)	(0.03)	(0.39)	$11.55
2015	$12.18	0.47	(0.83)	(0.36)	(0.46)	(0.15)	(0.61)	$11.21
2014	$12.19	0.49	0.31	0.80	(0.54)	(0.27)	(0.81)	$12.18
2013	$12.28	0.63	0.06	0.69	(0.64)	(0.14)	(0.78)	$12.19
2012(c)	$12.03	0.30	0.25	0.55	(0.30)	–	(0.30)	$12.28

Class R4 Shares
2016	$11.21	0.46	0.28	0.74	(0.36)	(0.03)	(0.39)	$11.56
2015	$12.18	0.48	(0.84)	(0.36)	(0.46)	(0.15)	(0.61)	$11.21
2014(e)	$12.00	0.35	0.17	0.52	(0.34)	–	(0.34)	$12.18

Class R5 Shares
2016	$11.19	0.49	0.28	0.77	(0.39)	(0.03)	(0.42)	$11.54
2015	$12.15	0.50	(0.82)	(0.32)	(0.49)	(0.15)	(0.64)	$11.19
2014	$12.16	0.55	0.28	0.83	(0.57)	(0.27)	(0.84)	$12.15
2013	$12.25	0.70	0.03	0.73	(0.68)	(0.14)	(0.82)	$12.16
2012(c)	$12.00	0.31	0.25	0.56	(0.31)	–	(0.31)	$12.25

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
(c)	Effective date of this class of shares was May 1, 2012.
(d)	Annualized.
(e)	Effective date of this class of shares was February 1, 2014.
+	Based on weighted average shares outstanding.

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Thornburg Strategic Income Fund

RATIOS TO AVERAGE NET ASSETS							SUPPLEMENTAL DATA
				Expenses, After
				Expense
		Expenses, After		Reductions and	Expenses,			Portfolio	Net Assets at
Net Investment		Expense		Net of Custody	Before Expense		Total	Turnover	End of Period
Income (Loss) (%)		Reductions (%)		Credits (%)	Reductions (%)		Return (%)(a)	Rate (%)(a)	(Thousands)

4.07		1.25		1.25	3.09		6.69	29.48	$2,819
3.98		1.25		1.25	2.70		(3.07)	38.40	$1,430
4.10		1.25		1.25	3.10		6.76	51.20	$3,049
5.19		1.25		1.25	32.64	(b)	5.78	76.47	$171
5.93	(d)	1.22	(d)	1.22 (d)	373.07	(b)(d)	4.63	34.54	$11

4.10		1.25		1.25	2.50		6.79	29.48	$3,218
4.15		1.25		1.25	2.64		(3.07)	38.40	$2,106
4.25	(d)	1.25	(d)	1.25 (d)	60.66	(b)(d)	4.29	51.20	$16

4.34		0.99		0.99	1.37		7.07	29.48	$7,191
4.33		0.99		0.99	1.55		(2.75)	38.40	$6,399
4.51		0.99		0.99	2.11		7.05	51.20	$2,565
5.68		0.99		0.99	227.33	(b)	6.07	76.47	$11
6.22	(d)	0.97	(d)	0.97 (d)	372.35	(b)(d)	4.75	34.54	$11

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Thornburg Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Year	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Year

Class R3 Shares
2016	$ 48.86	0.34	4.74	5.08	(0.18)	–	(0.18)	$ 53.76
2015	$ 47.79	0.08	1.01	1.09	(0.02)	–	(0.02)	$ 48.86
2014	$ 40.56	0.11	7.37	7.48	(0.25)	–	(0.25)	$ 47.79
2013	$ 31.28	0.10	9.18	9.28	–	–	–	$ 40.56
2012	$ 27.51	(0.10)	3.87	3.77	–	–	–	$ 31.28

Class R4 Shares
2016	$ 49.36	0.40	4.78	5.18	(0.23)	–	(0.23)	$ 54.31
2015	$ 48.24	0.14	1.01	1.15	(0.03)	–	(0.03)	$ 49.36
2014	$ 40.89	0.16	7.43	7.59	(0.24)	–	(0.24)	$ 48.24
2013	$ 31.50	0.13	9.26	9.39	–	–	–	$ 40.89
2012	$ 27.68	(0.07)	3.89	3.82	–	–	–	$ 31.50

Class R5 Shares
2016	$ 50.45	0.53	4.90	5.43	(0.38)	–	(0.38)	$ 55.50
2015	$ 49.21	0.27	1.04	1.31	(0.07)	–	(0.07)	$ 50.45
2014	$ 41.89	0.28	7.61	7.89	(0.57)	–	(0.57)	$ 49.21
2013	$ 32.19	0.22	9.48	9.70	–	–	–	$ 41.89
2012	$ 28.22	–(b)	3.98	3.98	(0.01)	–	(0.01)	$ 32.19

(a)	Not annualized for periods less than one year.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	Net investment income (Loss) is less than 0.01%.
+	Based on weighted average shares outstanding.

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Thornburg Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Year
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

0.67	1.35	1.35	1.81	10.40	31.10	$50,089
0.16	1.35	1.35	1.77	2.28	59.70	$59,150
0.23	1.35	1.35	1.77	18.45	72.43	$74,579
0.29	1.34	1.34	1.78	29.67	61.50	$80,671
(0.34)	1.35	1.35	1.66	13.70	54.16	$131,013

0.78	1.25	1.25	1.75	10.50	31.10	$9,539
0.26	1.25	1.25	1.67	2.39	59.70	$10,167
0.36	1.24	1.24	1.69	18.56	72.43	$11,330
0.39	1.25	1.25	1.67	29.81	61.50	$13,340
(0.24)	1.25	1.25	1.50	13.80	54.16	$45,989

1.00	0.99	0.99	1.46	10.78	31.10	$14,738
0.51	0.99	0.99	1.20	2.65	59.70	$19,270
0.59	0.98	0.98	1.42	18.88	72.43	$30,676
0.63	0.99	0.99	1.37	30.13	61.50	$47,076
– (c)	0.99	0.99	1.17	14.10	54.16	$129,995

63

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg International Value Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Period	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Period

Class R4 Shares
2016	$27.30	0.37	0.23	0.60	(0.39)	(4.25)	(4.64)	$23.26
2015	$29.69	0.25	0.15	0.40	(0.27)	(2.52)	(2.79)	$27.30
2014	$29.98	0.21	(0.24)	(0.03)	(0.26)	–	(0.26)	$29.69
2013	$25.96	0.25	4.01	4.26	(0.24)	–	(0.24)	$29.98
2012	$23.04	0.29	2.93	3.22	(0.30)	–	(0.30)	$25.96

Class R5 Shares
2016	$28.03	0.46	0.23	0.69	(0.46)	(4.25)	(4.71)	$24.01
2015	$30.41	0.30	0.19	0.49	(0.35)	(2.52)	(2.87)	$28.03
2014	$30.71	0.30	(0.24)	0.06	(0.36)	–	(0.36)	$30.41
2013	$26.61	0.34	4.10	4.44	(0.34)	–	(0.34)	$30.71
2012	$23.61	0.37	3.00	3.37	(0.37)	–	(0.37)	$26.61

Class R6 Shares
2016	$27.97	0.53	0.21	0.74	(0.51)	(4.25)	(4.76)	$23.95
2015	$30.36	0.39	0.17	0.56	(0.43)	(2.52)	(2.95)	$27.97
2014	$30.70	0.40	(0.26)	0.14	(0.48)	–	(0.48)	$30.36
2013	$26.62	0.46	4.05	4.51	(0.43)	–	(0.43)	$30.70
2012(b)	$27.14	0.15	(0.38)	(0.23)	(0.29)	–	(0.29)	$26.62

(a)	Not annualized for periods less than one year.
(b)	Effective date of this class of shares was May 1, 2012.
(c)	Annualized.
+	Based on weighted average shares outstanding.

64

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg International Value Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Period
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

1.55	1.25	1.25	1.39	1.87	103.90	$267,623
0.86	1.24	1.24	1.37	1.30	70.88	$333,247
0.70	1.25	1.25	1.49	(0.12)	37.25	$722,349
0.91	1.25	1.25	1.38	16.49	34.67	$1,342,883
1.16	1.25	1.25	1.45	14.05	17.86	$1,495,958

1.88	0.95	0.95	0.95	2.19	103.90	$529,330
1.01	0.98	0.98	1.11	1.57	70.88	$685,617
0.97	0.99	0.99	1.12	0.17	37.25	$2,171,673
1.20	0.96	0.96	1.00	16.80	34.67	$4,376,567
1.44	0.99	0.99	1.06	14.33	17.86	$4,512,144

2.19	0.74	0.74	0.74	2.40	103.90	$473,941
1.33	0.74	0.74	0.74	1.81	70.88	$420,849
1.28	0.73	0.73	0.73	0.42	37.25	$872,512
1.59	0.74	0.74	0.74	17.07	34.67	$1,345,680
1.35 (c)	0.76 (c)	0.76 (c)	0.76 (c)	(0.77)	17.86	$478,078

65

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg Core Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)

Unless Otherwise Noted, Periods are Fiscal Years Ended Sept. 30,	Net Asset Value Beginning of Year	Net Investment Income (Loss)+	Net Realized & Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Dividends from Net Realized Gains	Total Dividends	Net Asset Value End of Year

Class R3 Shares
2016	$26.01	(0.29)	2.38	2.09	–	–	–	$28.10
2015	$26.39	(0.29)	(0.09)	(0.38)	–	–	–	$26.01
2014	$24.33	(0.31)	2.37	2.06	–	–	–	$26.39
2013	$19.11	(0.22)	5.44	5.22	–	–	–	$24.33
2012	$13.33	(0.18)	5.96	5.78	–	–	–	$19.11

Class R4 Shares
2016	$26.19	(0.27)	2.41	2.14	–	–	–	$28.33
2015	$26.54	(0.26)	(0.09)	(0.35)	–	–	–	$26.19
2014	$24.44	(0.28)	2.38	2.10	–	–	–	$26.54
2013	$19.18	(0.20)	5.46	5.26	–	–	–	$24.44
2012	$13.37	(0.16)	5.97	5.81	–	–	–	$19.18

Class R5 Shares
2016	$27.61	(0.17)	2.54	2.37	–	–	–	$29.98
2015	$27.87	(0.16)	(0.10)	(0.26)	–	–	–	$27.61
2014	$25.56	(0.18)	2.49	2.31	–	–	–	$27.87
2013	$19.97	(0.12)	5.71	5.59	–	–	–	$25.56
2012	$13.86	(0.09)	6.20	6.11	–	–	–	$19.97

(a)	Not annualized for periods less than one year.
+	Based on weighted average shares outstanding.

66

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg Core Growth Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Year
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

(1.10)	1.50	1.50	1.81	8.04	86.24	$55,809
(1.05)	1.50	1.50	1.79	(1.44)	96.02	$70,310
(1.16)	1.50	1.50	1.80	8.47	100.62	$90,788
(1.06)	1.50	1.50	1.79	27.32	91.92	$95,545
(1.04)	1.50	1.50	1.80	43.36	122.93	$106,353

(1.00)	1.40	1.40	1.86	8.17	86.24	$6,821
(0.94)	1.40	1.40	1.82	(1.32)	96.02	$9,632
(1.06)	1.40	1.40	1.77	8.59	100.62	$11,306
(0.96)	1.40	1.40	1.79	27.42	91.92	$10,277
(0.93)	1.40	1.40	1.78	43.46	122.93	$9,344

(0.59)	0.99	0.99	1.30	8.58	86.24	$38,629
(0.54)	0.99	0.99	1.24	(0.93)	96.02	$45,126
(0.65)	0.99	0.99	1.28	9.04	100.62	$61,818
(0.55)	0.99	0.99	1.12	27.99	91.92	$62,146
(0.52)	0.98	0.99	1.32	44.08	122.93	$61,411

67

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg International Growth Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)+

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Period	(Loss)	Investments	Operations	Income	Gains	Dividends	End of Period

Class R3 Shares
2016	$17.66	– (b)	1.42	1.42	(0.01)	–	(0.01)	$19.07
2015	$18.99	(0.02)	(0.33)	(0.35)	–	(0.98)	(0.98)	$17.66
2014	$20.46	– (b)	(0.90)	(0.90)	–	(0.57)	(0.57)	$18.99
2013	$15.73	(0.03)	4.76	4.73	–	–	–	$20.46
2012	$13.34	(0.06)	2.45	2.39	– (c)	–	–	$15.73

Class R4 Shares
2016	$17.68	0.01	1.43	1.44	(0.01)	–	(0.01)	$19.11
2015	$19.00	0.02	(0.36)	(0.34)	–	(0.98)	(0.98)	$17.68
2014	$20.45	0.01	(0.89)	(0.88)	–	(0.57)	(0.57)	$19.00
2013	$15.70	(0.01)	4.76	4.75	–	–	–	$20.45
2012	$13.31	(0.04)	2.46	2.42	(0.03)	–	(0.03)	$15.70

Class R5 Shares
2016	$18.25	0.09	1.47	1.56	(0.08)	–	(0.08)	$19.73
2015	$19.55	0.09	(0.36)	(0.27)	(0.05)	(0.98)	(1.03)	$18.25
2014	$21.01	0.10	(0.93)	(0.83)	(0.06)	(0.57)	(0.63)	$19.55
2013	$16.07	0.07	4.87	4.94	–	–	–	$21.01
2012	$13.58	0.02	2.50	2.52	(0.03)	–	(0.03)	$16.07

Class R6 Shares
2016	$18.29	0.11	1.47	1.58	(0.10)	–	(0.10)	$19.77
2015	$19.59	0.13	(0.38)	(0.25)	(0.07)	(0.98)	(1.05)	$18.29
2014	$21.05	0.12	(0.93)	(0.81)	(0.08)	(0.57)	(0.65)	$19.59
2013(e)	$17.54	0.46	3.05	3.51	–	–	–	$21.05

(a)	Not annualized for periods less than one year.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)	Dividends from net investment income per share were less than $(0.01).
(d)	Net investment income (Loss) is less than 0.01%.
(e)	Effective date of this class of shares was February 1, 2013.
(f)	Annualized.
(g)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

68

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg International Growth Fund

RATIOS TO AVERAGE NET ASSETS					SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,			Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense		Total	Turnover	End of Period
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)		Return (%)(a)	Rate (%)(a)	(Thousands)

(0.02)	1.50	1.50	2.04		8.03	104.60	$13,086
(0.13)	1.50	1.50	1.98		(2.03)	92.01	$15,851
– (d)	1.50	1.50	1.86		(4.63)	106.18	$22,739
(0.15)	1.50	1.50	2.01		30.07	89.17	$13,982
(0.40)	1.50	1.50	2.49		17.94	95.17	$5,709

0.04	1.40	1.40	1.68		8.17	104.60	$40,999
0.10	1.40	1.40	1.65		(1.97)	92.01	$38,038
0.04	1.39	1.39	1.63		(4.53)	106.18	$38,575
(0.04)	1.38	1.38	1.68		30.25	89.17	$26,441
(0.29)	1.40	1.40	2.23		18.17	95.17	$9,326

0.45	0.99	0.99	1.21		8.56	104.60	$66,271
0.46	0.99	0.99	1.20		(1.53)	92.01	$66,646
0.46	0.99	0.99	1.18		(4.15)	106.18	$69,217
0.35	0.99	0.99	1.22		30.74	89.17	$43,209
0.13	0.99	0.99	1.29		18.56	95.17	$19,251

0.60	0.89	0.89	1.34		8.65	104.60	$5,854
0.66	0.89	0.89	1.43		(1.43)	92.01	$4,191
0.58	0.89	0.89	1.34		(4.05)	106.18	$3,950
2.21 (f)	0.89 (f)	0.89 (f)	11.83	(f)(g)	20.01	89.17	$2,553

69

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg Investment Income Builder Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Year	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Year

Class R3 Shares
2016	$ 19.07	0.87	0.62	1.49	(0.74)	–	(0.74)	$ 19.82
2015	$ 21.37	0.78	(2.32)	(1.54)	(0.76)	–	(0.76)	$ 19.07
2014	$ 20.13	1.03	1.12	2.15	(0.91)	–	(0.91)	$ 21.37
2013	$ 18.89	0.97	1.28	2.25	(1.01)	–	(1.01)	$ 20.13
2012	$ 17.28	1.10	1.60	2.70	(1.09)	–	(1.09)	$ 18.89

Class R4 Shares
2016	$ 19.10	0.89	0.62	1.51	(0.76)	–	(0.76)	$ 19.85
2015	$ 21.42	0.81	(2.35)	(1.54)	(0.78)	–	(0.78)	$ 19.10
2014	$ 20.17	1.04	1.16	2.20	(0.95)	–	(0.95)	$ 21.42
2013	$ 18.93	0.99	1.29	2.28	(1.04)	–	(1.04)	$ 20.17
2012	$ 17.31	1.12	1.61	2.73	(1.11)	–	(1.11)	$ 18.93

Class R5 Shares
2016	$ 19.20	0.98	0.62	1.60	(0.85)	–	(0.85)	$ 19.95
2015	$ 21.52	0.90	(2.35)	(1.45)	(0.87)	–	(0.87)	$ 19.20
2014	$ 20.26	1.10	1.19	2.29	(1.03)	–	(1.03)	$ 21.52
2013	$ 19.01	1.07	1.30	2.37	(1.12)	–	(1.12)	$ 20.26
2012	$ 17.40	1.21	1.58	2.79	(1.18)	–	(1.18)	$ 19.01

(a)	Not annualized for periods less than one year.
+	Based on weighted average shares outstanding.

70

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg Investment Income Builder Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Year
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

4.53	1.50	1.50	1.59	8.01	42.81	$78,188
3.70	1.50	1.50	1.55	(7.52)	51.27	$79,834
4.84	1.49	1.49	1.55	10.80	38.81	$83,670
4.96	1.49	1.49	1.70	12.23	46.14	$61,334
6.05	1.50	1.50	1.59	15.94	40.96	$47,023

4.63	1.40	1.40	1.48	8.12	42.81	$45,968
3.81	1.40	1.40	1.46	(7.48)	51.27	$42,392
4.88	1.35	1.35	1.40	11.00	38.81	$39,890
5.05	1.37	1.37	1.41	12.35	46.14	$24,906
6.14	1.39	1.39	1.53	16.10	40.96	$19,471

5.08	0.99	0.99	1.07	8.52	42.81	$86,535
4.23	0.98	0.98	1.07	(7.06)	51.27	$78,945
5.15	0.99	0.99	1.10	11.40	38.81	$64,748
5.37	0.99	0.98	1.05	12.80	46.14	$39,985
6.61	0.99	0.99	1.29	16.44	40.96	$14,914

71

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Thornburg Global Opportunities Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the year)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Year	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Year

Class R3 Shares
2016	$ 24.18	0.20	0.38	0.58	(0.10)	–	(0.10)	$24.66
2015	$ 23.55	(0.15)	0.78	0.63	–	–	–	$24.18
2014	$ 19.55	(0.06)	4.11	4.05	(0.05)	–	(0.05)	$23.55
2013	$ 15.91	0.11	3.74	3.85	(0.21)	–	(0.21)	$19.55
2012	$ 13.11	0.11	2.90	3.01	(0.21)	–	(0.21)	$15.91

Class R4 Shares
2016	$ 24.22	0.24	0.35	0.59	(0.14)	–	(0.14)	$24.67
2015	$ 23.57	(0.13)	0.78	0.65	–	–	–	$24.22
2014	$ 19.59	(0.03)	4.10	4.07	(0.09)	–	(0.09)	$23.57
2013	$ 15.90	0.12	3.76	3.88	(0.19)	–	(0.19)	$19.59
2012	$ 13.09	0.15	2.88	3.03	(0.22)	–	(0.22)	$15.90

Class R5 Shares
2016	$ 24.55	0.34	0.37	0.71	(0.27)	–	(0.27)	$24.99
2015	$ 23.81	(0.03)	0.78	0.75	(0.01)	–	(0.01)	$24.55
2014	$ 19.76	0.06	4.15	4.21	(0.16)	–	(0.16)	$23.81
2013	$ 16.07	0.18	3.82	4.00	(0.31)	–	(0.31)	$19.76
2012	$ 13.21	0.21	2.90	3.11	(0.25)	–	(0.25)	$16.07

(a)	Not annualized for periods less than one year.
(b)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

Thornburg Developing World Fund

	PER SHARE PERFORMANCE (for a share outstanding throughout the period)

Unless Otherwise	Net Asset	Net	Net Realized &
Noted, Periods	Value	Investment	Unrealized Gain	Total from	Dividends from	Dividends from		Net Asset
are Fiscal Years	Beginning of	Income	(Loss) on	Investment	Net Investment	Net Realized	Total	Value
Ended Sept. 30,	Period	(Loss)+	Investments	Operations	Income	Gains	Dividends	End of Period

Class R5 Shares
2016	$ 15.22	0.12	1.96	2.08	(0.10)	–	(0.10)	$17.20
2015	$ 18.86	0.12	(3.65)	(3.53)	(0.11)	–	(0.11)	$15.22
2014	$ 18.04	0.13	0.80	0.93	(0.11)	–	(0.11)	$18.86
2013(b)	$ 17.49	0.08	0.47	0.55	–	–	–	$18.04

Class R6 Shares
2016	$ 15.25	0.13	1.98	2.11	(0.17)	–	(0.17)	$17.25
2015	$ 18.91	0.15	(3.68)	(3.53)	(0.13)	–	(0.13)	$15.25
2014	$ 18.08	0.11	0.84	0.95	(0.12)	–	(0.12)	$18.91
2013(b)	$ 17.51	0.04	0.53	0.57	–	–	–	$18.08

(a)	Not annualized for periods less than one year.
(b)	Effective date of this class of shares was February 1, 2013.
(c)	Annualized.
(d)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
+	Based on weighted average shares outstanding.

72

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Thornburg Global Opportunities Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Year
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

0.84	1.50	1.50	2.01	2.38	37.11	$10,645
(0.58)	1.50	1.50	2.15	2.68	45.41	$8,936
(0.26)	1.50	1.50	2.59	20.75	60.29	$2,182
0.60	1.49	1.49	3.41	24.37	66.12	$1,653
0.75	1.50	1.50	9.01(b)	23.22	66.07	$894

0.98	1.40	1.40	1.66	2.45	37.11	$21,415
(0.51)	1.40	1.40	1.76	2.76	45.41	$13,175
(0.14)	1.40	1.40	2.23	20.82	60.29	$4,462
0.68	1.40	1.40	2.76	24.57	66.12	$2,161
1.05	1.40	1.40	3.72	23.36	66.07	$1,329

1.38	0.99	0.99	1.07	2.91	37.11	$60,252
(0.11)	0.98	0.98	1.02	3.17	45.41	$108,654
0.26	0.99	0.99	1.10	21.36	60.29	$74,212
1.03	0.99	0.99	1.15	25.13	66.12	$49,023
1.44	0.99	0.99	1.15	23.80	66.07	$50,327

Thornburg Developing World Fund

RATIOS TO AVERAGE NET ASSETS				SUPPLEMENTAL DATA
		Expenses, After
		Expense
	Expenses, After	Reductions and	Expenses,		Portfolio	Net Assets at
Net Investment	Expense	Net of Custody	Before Expense	Total	Turnover	End of Period
Income (Loss) (%)	Reductions (%)	Credits (%)	Reductions (%)	Return (%)(a)	Rate (%)(a)	(Thousands)

0.74	1.08	1.08	1.75	13.65	94.68	$6,208
0.66	1.09	1.09	1.67	(18.72)	96.74	$5,363
0.67	1.09	1.09	1.90	5.17	61.46	$7,433
0.47(c)	1.07(c)	1.07(c)	17.45(c)(d)	3.14	61.67	$697

0.80	0.97	0.97	1.12	13.81	94.68	$48,598
0.84	0.99	0.99	1.10	(18.68)	96.74	$21,055
0.57	0.99	0.99	1.10	5.26	61.46	$22,727
0.20(c)	0.98(c)	0.98(c)	1.99(c)	3.26	61.67	$14,422

73

T  H  O  R  N  B  U  R  G    I  N   V  E  S  T  M  E  N  T    T  R  U  S  T

Additional Information

Reports to Shareholders

Shareholders will receive annual reports of the Funds containing financial statements audited by the Funds’ independent registered public accounting firm, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Investment Advisor

Thornburg Investment Management®, Inc.

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Distributor

Thornburg Securities Corporation®

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

Custodian

State Street Bank & Trust Co.

2 Avenue De Lafayette

Boston, Massachusetts 02111

Transfer Agent

Boston Financial Data Services

Post Office Box 219017

Kansas City, Missouri 64121-9017

General Counsel

Legal matters in connection with the issuance of shares of the Funds are passed upon by Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A., 460 St. Michael’s Drive, Suite 1000, Santa Fe, New Mexico 87505.

Additional information about the Funds’ investments is available in the Funds’ Annual and Semiannual Reports to Shareholders. In each Fund’s Annual Report you will find a discussion of the market conditions and investment strategies which significantly affected the Fund’s performance during its last fiscal year or fiscal period. The Funds’ Statement of Additional Information (SAI) also includes additional information about each Fund. The Funds’ SAI and the Funds’ Annual and Semiannual Reports are available without charge upon request. Shareholders may make inquiries about the Funds, and investors may request copies of the SAI, Annual and Semiannual Reports, and obtain other Fund information, by contacting Thornburg Securities Corporation at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506 or by phone at (800) 847-0200. The Funds’ current Statement of Additional Information and Annual and Semiannual Reports to Shareholders also may be obtained on the Thornburg Website at www.thornburg.com. The Funds’ current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation inconsistent with what is contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of the Funds only in those states where the Funds’ shares have been registered or otherwise qualified for sale. The Funds will not accept applications from persons residing in states where the Funds’ shares are not registered or qualified for sale.

Thornburg Securities Corporation, Distributor 2300 North Ridgetop Road Santa Fe, New Mexico 87506 (800) 847-0200 www.thornburg.com

Each Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment

Company Act of 1940 file number 811-05201.

TH364

Thornburg Investment Trust

Statement of Additional Information

Dated February 1, 2017 for

Thornburg Low Duration Municipal Fund
(“Low Duration Municipal Fund”)
Class A: TLMAX
Class I: TLMIX

Thornburg Limited Term Municipal Fund
(“Limited Term National Fund”)
Class A: LTMFX
Class C: LTMCX
Class I: LTMIX

Thornburg Intermediate Municipal Fund
(“Intermediate National Fund”)
Class A: THIMX
Class C: THMCX
Class I: THMIX

Thornburg Strategic Municipal Income Fund
(“Strategic Municipal Income Fund”)
Class A Shares TSSAX
Class C Shares TSSCX
Class I Shares TSSIX

Thornburg California Limited Term Municipal Fund
(“Limited Term California Fund”)
Class A: LTCAX
Class C: LTCCX
Class I: LTCIX

Thornburg New Mexico Intermediate Municipal Fund
(“Intermediate New Mexico Fund”)
Class A: THNMX
Class D: THNDX
Class I: THNIX

Thornburg New York Intermediate Municipal Fund
(“Intermediate New York Fund”)
Class A: THNYX
Class I: TNYIX

Thornburg Limited Term U.S. Government Fund
(“Limited Term U.S. Government Fund”)
Class A: LTUSX
Class C: LTUCX
Class I: LTUIX

Thornburg Low Duration Income Fund
(“Low Duration Income Fund”)
Class A: TLDAX
Class I: TLDIX

Thornburg Limited Term Income Fund
(“Limited Term Income Fund”)
Class A: THIFX
Class C: THICX
Class I: THIIX

Thornburg Strategic Income Fund
(“Strategic Income Fund”)
Class A: TSIAX
Class C: TSICX
Class I: TSIIX

Thornburg Value Fund
(“Value Fund”)
Class A: TVAFX
Class C: TVCFX
Class I: TVIFX

Thornburg International Value Fund
(“International Value Fund”)
Class A: TGVAX
Class C: THGCX
Class I: TGVIX

Thornburg Core Growth Fund
(“Growth Fund”)
Class A: THCGX
Class C: TCGCX
Class I: THIGX
Thornburg International Growth Fund
(“International Growth Fund”)
Class A: TIGAX
Class C: TIGCX
Class I: TINGX

Thornburg Investment Income Builder Fund
(“Income Builder Fund”)
Class A: TIBAX
Class C: TIBCX
Class I: TIBIX

Thornburg Global Opportunities Fund
(“Global Opportunities Fund”)
Class A: THOAX
Class C: THOCX
Class I: THOIX

Thornburg Developing World Fund
(“Developing World Fund”)
Class A: THDAX
Class C: THDCX
Class I: THDIX

Thornburg Better World International Fund
(“Better World International Fund”)
Class A: TBWAX
Class C: TBWCX
Class I: TBWIX

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds’ “Thornburg Funds” Prospectus dated February 1, 2017. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by going to “Forms and Literature” on the Thornburg website at www.thornburg.com and clicking the appropriate hyperlink to view the current Prospectus or Financial Reports, by telephoning a Fund Support Representative at 1-800-847-0200, or by writing to the distributor of the Funds’ shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. The audited financial statements contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended September 30, 2016 are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds’ “Thornburg Funds” Prospectus.

The description of investment policies and limitations that appears in this Statement of Additional Information and the Prospectus does not impose a contractual duty on the Funds or their investment advisor to comply with those policies and limitations, and no express or implied contract is created among a Fund and its shareholders by virtue of those shareholders having made an investment in the Fund or having received this Statement of Additional Information or the Prospectus. Furthermore, while the Trust may enter into contracts with third parties to manage the Funds’ assets and provide other services, as described in this Statement of Additional Information and the Prospectus, the Trust and each such third party are the sole intended beneficiaries of those contracts, and the Funds’ shareholders are not third party beneficiaries of those contracts.

ORGANIZATION OF THE FUNDS	1

INVESTMENT POLICIES	1
Investing in Debt Obligations	2
Investing in Equity Securities	14
Investing in Foreign Debt Obligations and Foreign Equity Securities	17
Investing in Derivative Instruments	18
Other Investments and Investment Techniques	26

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION	30

INVESTMENT LIMITATIONS	30
Low Duration Municipal Fund	30
Limited Term National Fund and Limited Term California Fund	32
Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund	33
Strategic Municipal Income Fund	35
Limited Term U.S. Government Fund	36
Low Duration Income Fund	38
Limited Term Income Fund	40
Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund	42
Developing World Fund	43
Better World International Fund	44

CALCULATION OF PERFORMANCE INFORMATION	46

ADDITIONAL MATTERS RESPECTING TAXES	48
Elections by the Funds – Subchapter M	49
Backup Withholding	49
Distributions by Investment Companies - In General	49
Municipal Funds-Income Dividends	50
Foreign Currency Transactions	51
Foreign Withholding Taxes	51
Redemption or Other Disposition of Shares	52
State and Local Taxes	52
Foreign Account Tax Compliance Act	52

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS	53

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND ADMINISTRATIVE SERVICES AGREEMENTS	53
Investment Advisory Agreement	53
Proxy Voting Policies	56
Administrative Services Agreements	56

SERVICE AND DISTRIBUTION PLANS	58
Service Plan - All Classes	58
Class C and Class D Distribution Plans	59
Amounts Paid Under Rule 12b-1 Plans and Agreements	59

FINANCIAL INTERMEDIARY COMPENSATION	61

PORTFOLIO TRANSACTIONS	62
Portfolio Turnover Rates	64

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION	65
Selective Disclosure of Nonpublic Holdings Information	65
Making Holdings Information Publicly Available	66

MANAGEMENT	67
Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee	73

i

ii

ORGANIZATION OF THE FUNDS

Low Duration Municipal Fund, Limited Term National Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, Limited Term California Fund, Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund are diversified series, and Intermediate New Mexico Fund and Intermediate New York Fund are nondiversified series, of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the “Declaration”). The Trustees are authorized to divide the Trust’s shares into additional series and classes.

The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objective(s) by pooling its assets with assets of other funds for investment in another investment company having the same investment objective(s) and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (“Thornburg”) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

Each Fund may hold special shareholder meetings and transmit proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will transmit proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds’ assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

INVESTMENT POLICIES

Information about each Fund’s principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the investment objective(s) stated in the Fund’s prospectus and which Thornburg anticipates may have a significant effect on the Fund’s performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets.

The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund’s investment objective(s) and certain risks associated with those investments. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the “Investment Limitations” section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund’s assets that could be invested in a particular investment strategy, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Low Duration Municipal Fund, Limited Term National Fund, Intermediate National Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund are sometimes referred to collectively in this Statement of Additional Information as the “Municipal Funds.” Together with the Municipal Funds, Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund and Strategic Income Fund are sometimes referred to collectively in this Statement of Additional Information as the “Fixed Income Funds.” Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, Developing World Fund, and Better World International Fund are sometimes referred to collectively in this Statement of Additional Information as the “Equity Funds.”

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund’s portfolio arising from these or other factors will cause changes in the net asset value of the Fund’s shares.

The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings

Many bonds and other debt obligations are assigned credit ratings by ratings agencies such as Moody’s Investors Service (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”). The ratings of Moody’s, S&P and Fitch represent their current opinions as to the creditworthiness of the issuers of the debt obligations which the ratings agencies undertake to rate. In determining credit ratings, ratings agencies evaluate each issuer’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect payment in the event of the issuer’s default.

While credit ratings may be helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates, general economic trends or other factors. Accordingly, even the highest rated debt obligation may experience wide price movements. Credit rating agencies may also fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Furthermore, it should be emphasized that credit ratings are general and are not absolute standards of quality. Debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

In addition to using information provided by ratings agencies, Thornburg will subject each debt obligation under consideration for investment to its own credit analysis in an effort to assess each issuer’s financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter.

Each ratings agency uses its own rating classification system to indicate the credit rating assigned to a particular debt obligation. In general, the ratings agencies classify debt obligations into two categories for purposes of the ratings

2

process – long term and short term. The ratings agencies typically assign short term ratings to debt obligations that are considered short term in the relevant market. In the United States, for example, the ratings agencies deem short term debt obligations to include commercial paper and other obligations with an original maturity of no more than 365 days. The following is a brief description of the applicable ratings symbols and their meanings for each of Moody’s, S&P and Fitch.

            Ratings for Long Term Debt Obligations

Rating	Description

Aaa (Moody’s) AAA (S&P and Fitch)	Debt obligations judged to be of the highest quality, with minimal credit risk. The issuer is determined to have an extremely strong capacity to pay principal and interest on the obligation.

Aa (Moody’s) AA (S&P and Fitch)	Debt obligations judged to be of high quality, with very low credit risk. The issuer is determined to have a very strong capacity to pay principal and interest on the obligation.

A (Moody’s, S&P and Fitch)	Debt obligations judged to be of upper-medium grade quality, with low credit risk. The issuer is determined to have a strong capacity to pay principal and interest on the obligation.

Baa (Moody’s) BBB (S&P and Fitch)

Debt obligations judged to be of medium grade quality, with moderate credit risk and certain speculative characteristics. Adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the last of the ratings categories commonly referred to as “investment grade.”

Ba (Moody’s) BB (S&P and Fitch)

Debt obligations judged to have speculative elements and are subject to substantial credit risk. The issuer may face major ongoing uncertainties, and adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the first of the ratings categories commonly referred to as “below investment grade,” “non-investment grade” or “speculative grade.”

B (Moody’s, S&P and Fitch)

Debt obligations judged to be speculative and subject to high credit risk. Although the issuer currently has the capacity to make principal and interest payments on the obligation, adverse economic conditions will likely impair the ability of the issuer to meet those financial commitments.

Caa (Moody’s) CCC (S&P and Fitch)

Debt obligations judged to be of poor standing and subject to very high credit risk. Such obligations are currently vulnerable to nonpayment by the issuer, particularly in the event of adverse economic conditions or changing circumstances.

Ca (Moody’s) CC (S&P and Fitch)	Debt obligations judged to be highly speculative. These obligations are likely in, or very near, default, with some prospect of recovery of principal and interest.

C (Moody’s, S&P and Fitch)

Debt obligations that are currently highly vulnerable to nonpayment, debt obligations that permit payment arrearages, or debt obligations of an issuer that is the subject of a bankruptcy petition or similar action but has not yet experienced a payment default. These obligations have little prospect for recovery of principal and interest.

D (Moody’s, S&P and Fitch)	Debt obligations that are currently in payment default.

3

Moody’s may append the numerical modifiers 1, 2 or 3 to any debt obligation rated Aa through Caa to indicate the relative standing of that obligation within its principal rating category. Similarly, S&P and Fitch may append a “+” or “-” to any debt obligation rated AA through CCC to indicate the relative standing of that obligation within its principal rating category. The foregoing ratings are sometimes presented in parentheses preceded with “Con.” (Moody’s) or “p” (S&P and Fitch), indicating that the obligations are rated conditionally/provisionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition may be rated in this fashion. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

            Ratings for Short Term Debt Obligations

Rating	Description

P-1 (Moody’s) A-1 (S&P) F1 (Fitch)

Issuer has a superior ability to repay its short term debt obligations. S&P and Fitch may also designate this type of obligation with a “+” to indicate that the issuer’s capacity to repay the obligation is extremely strong.

P-2 (Moody’s) A-2 (S&P) F2 (Fitch)

Issuer has a strong ability to repay its short term debt obligations, though repayment of these obligations is somewhat more susceptible to adverse economic conditions than obligations in the higher rated category.

P-3 (Moody’s) A-3 (S&P) F3 (Fitch)

Issuer has an acceptable ability to repay its short term debt obligations. Adverse economic conditions are more likely to weaken the ability of the issuer to meet its financial commitments on these types of obligations.

NP (Moody’s)	To the extent a short term debt obligation does not fall into one of the three previous categories, Moody’s identifies that obligation as NP or Not Prime.

B (S&P and Fitch)

The short term debt obligation is judged to have significant speculative characteristics. Although the issuer currently has the capacity to meet financial commitments on these obligations, the issuer faces ongoing uncertainties which could affect the issuer’s ability to meet those commitments. S&P may further delineate this ratings category into “B-1,” “B-2” or “B-3 to indicate the relative standing of an obligation within the category.

C (S&P and Fitch)	The short term debt obligation is currently vulnerable to nonpayment, and the issuer is dependent on favorable economic conditions to continue to meet its commitments on the obligation.

D (S&P and Fitch)	The short term debt obligation is in payment default.

Ratings of Municipal Notes. In addition to the foregoing, the ratings agencies may separately categorize municipal notes. Municipal notes are debt obligations issued by states, cities and local authorities and which mature in one year or less. When rating municipal notes, Moody’s uses ratings symbols MIG 1, MIG 2, MIG 3, MIG 4 and SG, S&P uses ratings symbols SP-1+, SP-1, SP-2 and SP-3, and Fitch uses ratings symbols F-1, F-2, F3, F-S and D. As with the ratings systems used for other debt obligations, the rating agencies’ categorization of municipal notes reflects a decreasing judgment of the ability of the issuer to meet its financial obligations under the note.

Dual Ratings. The rating agencies may assign dual ratings to all long term debt obligations that have a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used to denote the long term maturity and the short term debt rating symbols are used to denote the put option (for example, “AAA/A-1+”). For certain “demand notes” maturing in 3 years or less, the respective municipal note rating symbols, combined with the short term debt obligation symbols, are used (for example. “SP-1/A-1”).

4

Determining a Portfolio’s Average Maturity

As discussed in the Prospectus, several of the Fixed Income Funds seek to reduce changes in the value of their shares by maintaining a portfolio of investments with a certain dollar-weighted average maturity. A debt obligation’s maturity generally represents the time remaining until the principal amount of that obligation becomes due and payable.

For purposes of determining an investment’s maturity, Thornburg will treat a debt obligation as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations, such as United States Treasury Bills and United States Treasury Notes, have stated maturities. However, other obligations a Fund may acquire are interests in pools of mortgages or other loans having varying maturities. Due to prepayments of the underlying mortgage instruments or other loans, such securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security’s remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by a Fund based on Thornburg’s evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life. For example, the mortgage instruments in the pools underlying mortgage-backed securities may have a range of different original maturities. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

Certain securities which have variable or floating interest rates or demand or put features may be deemed by Thornburg to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed by Thornburg to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Determining a Debt Obligation’s Duration

Low Duration Municipal Fund and Low Duration Income Fund each seeks to reduce changes in the value of its shares by maintaining a portfolio of investments with a dollar-weighted average duration of normally no more than three years, Strategic Municipal Income Fund seeks to maintain a portfolio of investments with a certain dollar-weighted average effective duration, and each of the other Fixed Income Funds may from time to time seek to reduce changes in the value of its shares by maintaining a portfolio of investments with a particular dollar-weighted average duration, or may otherwise monitor a portfolio’s duration. Duration is an estimate of the sensitivity of a debt obligation to changes in interest rates, and is consequently a measure of interest rate risk. The duration of a given debt obligation represents an approximation of the expected percentage change in a debt obligation’s value in response to a change in interest rates. Duration is commonly expressed as a number of years, and the value of an obligation or a portfolio of obligations with a higher number—a longer duration—will be more volatile in response to changes in interest rates.

Computations of duration for a specific debt obligation or for a portfolio of debt obligations will vary depending upon various factors, including the assumptions employed in performing the computations. Because duration figures are estimates, the actual changes in market values of specific debt obligations or portfolios of obligations may be different from the estimated changes in valuations based upon durations computed for the obligations or portfolios of obligations.

Inverse Floating Rate Notes

Each of the Funds may invest in inverse floating rate notes.

Inverse floating rate notes, sometimes referred to as “inverse floaters,” are a form of debt obligation that is ordinarily created by depositing a fixed-rate municipal obligation with a trustee, which divides the fixed rate obligation into two floating rate obligations, one which is a short-term floating rate security paying interest at rates that reset daily or on another short-term basis, and a second of which is a residual interest - the inverse floater - that is also a floating rate obligation which pays interest at rates that move in the opposite direction of the yield on the short-term floating rate obligation. Because changes in the interest rate on the short-term obligation issued by the trust inversely affect the interest paid on the inverse floater, the value and the income of the inverse floater is generally more volatile than that of

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an ordinary fixed rate debt obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these investments is relatively volatile. These investments tend to underperform the market for fixed rate obligations in a rising long-term interest rate environment, but tend to outperform the market for fixed rate obligations when interest rates decline. Although they can be volatile, inverse floaters may offer the potential for yields exceeding the yields available on fixed rate obligations with comparable credit quality and maturity. These investments usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose a Fund to leverage risk, they are not subject to the Funds’ borrowing restrictions.

Lower-Quality Debt Obligations

Each of the Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined subsequent to purchase to be of lower-quality. Strategic Municipal Income Fund may invest a significant portion of its portfolio in such lower-quality debt obligations.

For these purposes, “lower-quality” debt obligations include debt obligations rated below Baa by Moody’s or BBB by S&P or Fitch, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations’ investment merits, which could depress the Fund’s net asset value and reduce the Fund’s overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund’s ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg’s research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

The Funds may also invest from time to time in unrated obligations, and Strategic Municipal Income Fund may invest a significant portion of its portfolio in municipal obligations that are unrated. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment’s actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities

Mortgage-Backed Securities. Each of the Funds may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see “Structured Finance Arrangements - Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate

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of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

Interests in pools of mortgage-backed securities differ from other forms of debt obligations. Whereas other forms of debt obligations normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, mortgage-backed securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the U.S. Department of Veteran Affairs or the Farmers Home Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship overseen by the Federal Housing Finance Authority. That arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the purchase of United States Treasury stock, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee. There is also an ongoing debate among federal policy makers regarding whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.

Mortgage Pass-Through Securities. Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund, and each of the Equity Funds may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage

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poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Asset-Backed Securities. Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in asset-backed securities.

The securitization techniques used to develop mortgage-backed securities (see “Mortgage-Backed Securities” and “Mortgage Pass-Through Securities” above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see “Structured Finance Arrangements — Collateralized Mortgage Obligations” below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

One example of this type of asset-backed security is a Certificate of Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Each of Low Duration Income Fund and Limited Term Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

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The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund’s investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments.

Municipal Obligations

Each Fund may invest in municipal obligations. In particular, each Municipal Fund’s assets will normally consist of (1) municipal obligations or participation interests therein that are rated at the time of purchase within the four highest credit rating grades by Moody’s, S&P or Fitch, (2) municipal obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that have other comparable debt obligations that are rated within the four highest credit rating grades by Moody’s, S&P or Fitch, or in the case of obligors whose obligations are unrated, are deemed by Thornburg to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents.

Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term “municipal obligations” for this discussion if the interest paid thereon is exempt from federal income tax.

Municipal obligations are generally classified as municipal bonds or municipal notes. A municipal bond typically has a maturity of more than one year and is issued by a state, city or local authority to meet longer-term capital needs. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. In contrast to municipal bonds, municipal notes typically have a maturity of one year or less and are issued by states, cities and local authorities to provide for short-term capital needs, often as an interim step in anticipation of the municipality receiving future revenue.

At times, a significant portion of a Municipal Fund’s assets may be invested in municipal obligations that are related in a manner that they may be affected negatively by specific economic, business, legal or political developments. For example, if a Fund has invested in revenue bonds issued by political subdivisions to finance healthcare facilities, reductions in medical expense reimbursements by private insurers or governmental agencies could have a negative impact on the revenues of those facilities and the ability of those facilities to service the revenue bonds. Similarly, if a Fund has invested in municipal obligations originating in a specific state, than adverse fiscal or economic developments in the state could negatively affect both general obligation and revenue bonds issued by the state and its political subdivisions, agencies and instrumentalities. See also the discussions below entitled “Certain Factors Affecting Limited Term California Fund,” “Certain Factors Affecting Intermediate New Mexico Fund” and “Certain Factors Affecting Intermediate New York Fund.”

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a Fund’s portfolio. In addition, the Municipal Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

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Auction Rate Securities. An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

Fixed Rate Demand Obligations. A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The “demand” feature permits the holder to demand payment of principal and interest prior to the instrument’s final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. Each Municipal Fund except for Strategic Municipal Income Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by Thornburg to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter. Strategic Municipal Income Fund may invest in fixed rate municipal demand instruments of any credit quality.

Floating Rate and Variable Rate Demand Obligations. Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund’s investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

Mortgage-Backed Municipal Obligations. Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above.

Municipal Leases. A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer’s taxing power is pledged, these lease obligations are typically backed by the issuer’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt

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obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an “event of nonappropriation”); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer’s general credit is adequate; and (v) such other factors concerning credit quality or the Fund’s legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

Certain Factors Affecting Limited Term California Fund. Limited Term California Fund invests primarily in municipal obligations originating in California. For this reason an investment in Limited Term California Fund may be riskier than an investment in Limited Term National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Limited Term California Fund before investing. The information shown below is derived from sources generally available to investors as of the date of this Statement of Additional Information. The information has not been independently verified by the Funds. The information does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities, nor is it intended to indicate future or continuing economic trends in California. [ADDITIONAL INFORMATION ABOUT CALIFORNIA’S ECONOMY TO BE PROVIDED BY AMENDMENT.]

Certain Factors Affecting Intermediate New Mexico Fund. Intermediate New Mexico Fund invests primarily in municipal obligations originating in New Mexico. For this reason an investment in Intermediate New Mexico Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the United States. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New Mexico Fund before investing. The following disclosure provides a brief summary of certain economic information about the state of New Mexico. The information shown below is derived from sources generally available to investors as of the date of this Statement of Additional Information. The information has not been independently verified by the Funds. The information does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities, nor is it intended to indicate future or continuing economic trends in New Mexico. [ADDITIONAL INFORMATION ABOUT NEW MEXICO’S ECONOMY TO BE PROVIDED BY AMENDMENT.]

Certain Factors Affecting Intermediate New York Fund. Intermediate New York Fund invests primarily in municipal obligations originating in New York. For this reason, an investment in Intermediate New York Fund may be riskier than an investment in Intermediate National Fund, which buys debt obligations from throughout the U.S. Prospective investors should consider the risks inherent in the investment concentration of Intermediate New York Fund before investing. The following disclosure provides a brief summary of certain economic information about the state of New York. The information shown below is derived from sources generally available to investors as of the date of this Statement of Additional Information. The information has not been independently verified by the Funds. The information does not represent a complete analysis of every material fact affecting the debt obligations of the state or its municipalities, nor is it intended to indicate future or continuing economic trends in New York. [ADDITIONAL INFORMATION ABOUT NEW YORK’S ECONOMY TO BE PROVIDED BY AMENDMENT.]

Structured Finance Arrangements

Collateralized Mortgage Obligations (“CMOs”). Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in CMOs.

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to

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investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds. Proceeds of the offering are used to purchase mortgage pass-through certificates (the “collateral”). The collateral is pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. Once the Series A, B, and C bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in CMOs issued by Freddie Mac. Like other CMOs, Freddie Mac CMOs are issued in multiple classes having different maturity dates. Freddie Mac CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Payments of principal and interest on the CMOs are typically made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of the Federal Housing Administration prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of Freddie Mac’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements. Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in other types of structured finance arrangements besides CMOs.

Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and similarly structured securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations (“CDOs”).

The cashflows from a CDO’s trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to

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create “synthetic” exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars” below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. A Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

U.S. Government Obligations

Each of the Funds may invest in obligations of the U.S. Government. In the case of a Municipal Fund, its investment in U.S. Government Obligations is permitted as part of the Fund’s temporary investments in taxable securities (see “Other Investments and Investment Techniques - Temporary Investments” below).

U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by, and acting as instrumentalities of, the U.S. government and established under the authority granted by Congress, including, but not limited to, Ginnie Mae, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and Fannie Mae. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. All U.S. Government Obligations are subject to the same risks affecting other debt obligations. Even if a U.S. Government Obligation is backed by the full faith and credit of the U.S. Treasury, it is possible that the U.S. government may be unable or unwilling to repay principal and interest when due, and may require that the terms for payment be renegotiated.

One specific type of U.S. Government Obligation is a Treasury Inflation Protected Security (“TIPS”). TIPS are debt obligations issued by the U.S. Treasury which are intended to protect investors from the negative effects of inflation. The principal value of the TIPS is periodically adjusted according to the rate of inflation, as measured by changes in the Consumer Price Index. Interest on TIPS is paid semi-annually as a fixed percentage of the inflation-adjusted principal amount. Typically, the interest rate on TIPS is lower than the interest rate paid on other U.S. Government Obligations of the same maturity.

Zero Coupon Bonds and “Stripped” Securities

Each of the Funds may purchase zero coupon bonds, including stripped securities.

Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

A “stripped” security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a “principal only” or “P/O” security, while the interest component is often referred to as an “income only” or “I/O” security.

Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a

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current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Investing in Equity Securities

Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value.

The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign equity securities.

Closed End Funds

Strategic Municipal Income Fund, Low Duration Income Fund, Strategic Income Fund and each of the Equity Funds may invest in the shares of closed end funds, including closed end funds which have elected to be treated as business development companies under the Investment Company Act of 1940 (the “1940 Act”). Strategic Municipal Income Fund’s investment in the shares of closed end funds is limited to those closed end funds that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see “Exchange Traded Funds” below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund’s shares often diverge to a greater extent from the net asset value of the fund’s underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund’s expenses in addition to the expenses of the Fund.

Convertible Securities

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in convertible debt obligations, and Strategic Income Fund and each of the Equity Funds may also invest in convertible preferred equity securities.

Convertible debt obligations may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that a Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

As with convertible debt, a convertible preferred equity security may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock. The market value of the convertible preferred equity security typically varies in accordance with the market value of the underlying common stock and, accordingly, is subject to the same risks affecting the underlying common stock.

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Exchange Traded Funds

Strategic Municipal Income Fund, Low Duration Income Fund, Strategic Income Fund and each of the Equity Funds may invest in the shares of exchange traded funds (“ETFs”). Strategic Municipal Income Fund’s investment in the shares of ETFs is limited to those ETFs that invest in municipal obligations and distribute income that the Fund is permitted to designate as exempt interest dividends.

ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF’s component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a “basket” of the ETF’s underlying investments. Shares in an ETF held by a Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that a Fund’s investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF’s investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if a Fund invests in an ETF, shareholders of the Fund bear the ETF’s expenses in addition to the expenses of the Fund.

From time to time a Fund may take short positions in leveraged ETFs. Leveraged ETFs are ETFs that use derivatives instruments or other investment techniques to try to generate returns that exceed the returns of their underlying portfolio investments. The use of leverage by ETFs tends to exaggerate the effect of any increase or decrease in the value of the ETF’s underlying investments and may, therefore, cause the value of the ETF’s shares to be more volatile than if the ETF did not use leverage.

Initial Public Offerings

Strategic Income Fund and each of the Equity Funds may invest in common stock or other equity securities offered through initial public offerings (“IPOs”).

An IPO is an issuer’s first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times a Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that a Fund will have access to profitable IPOs and, as the Fund’s assets grow, any positive impact of IPO investments on the Fund’s performance likely will decline.

Investments in the Equity Securities of Smaller Companies

Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Preferred Stock

Strategic Income Fund and each of the Equity Funds may invest in preferred stock.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments

Strategic Income Fund and each of the Equity Funds may invest in real estate investment trusts (“REITS”).

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make

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construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales

Strategic Income Fund and each of the Equity Funds may enter into short sales with respect to an investment that Thornburg believes to be overvalued or to hedge against the Fund’s long exposures. The Fund may engage in short selling with respect to any of the securities in which the Fund is permitted to invest, including domestic and foreign equity securities and debt obligations.

In a short sale, the Fund borrows a security from a lender and then sells that borrowed security to another party. In order to complete the short sale, the Fund must return the borrowed security to the lender, which the Fund normally does by purchasing that security on the open market and delivering it to the lender. The Fund will realize a gain if the price of the security declines between the date the Fund borrowed the security and the date the Fund purchased the security to replace the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The Fund is required to pay to the lender amounts equal to any dividend or interest which accrues on the borrowed security during the period of the loan. The Fund may also be required to pay a premium, fee, or other amount to the lender in exchange for borrowing the security. To secure its obligation to deliver the borrowed security to the lender, the Fund must segregate with its Custodian an amount of cash, cash equivalents, or liquid securities equal to the current market value of the borrowed security, which amount is marked to market each day, or the Fund must otherwise cover its short position in accordance with positions taken by the staff of the SEC.

Although the Fund hopes to profit from its short sales, short sales may include risks that are different than, and in some respects may exceed, the Fund’s long investments. Because there is no limitation on the amount to which the price of a security may increase between the date that the Fund borrows it from the lender and the date that the Fund must purchase the security on the open market to deliver it to the lender, the losses that the Fund incurs from a short sale are potentially limitless. In contrast, the losses that the Fund may realize on its long positions cannot exceed the total amount of the Fund’s investments in those positions. The lender in a short sale transaction may have a right to require the Fund to return the borrowed securities earlier than scheduled, in which case the Fund may have to purchase the securities on the open market at a time when the securities’ prices are unfavorable. To the extent the Fund is required to deliver collateral to the lender in response to declines in the value of the Fund’s short positions, the Fund may have to sell other securities in its portfolio to meet those collateral requirements. Such sales may not be at favorable prices, or may impede the pursuit of the Fund’s investment strategy. Short sales also subject the Fund to the risk that the lender will go into bankruptcy, default, or otherwise fail to fulfill its obligations to the Fund before the Fund can return the borrowed securities to the lender.

When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio. The use of leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s underlying investments, and may, therefore, cause the Fund’s share price to be more volatile.

Warrants and Rights

Subject to certain limitations, as described in “Investment Limitations” below, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in warrants and similar rights. A warrant represents an option to purchase a stated number of shares of common stock of an issuer at a specified price during a specified period of time. The prices of warrants will not always correlate with the prices of the underlying shares of stock. In addition to the risks relating to the underlying stock, the purchase of warrants involves the risk that the effective price paid for the warrant, when added to the subscription price of the underlying stock, will exceed the market price of the underlying stock. Rights represent a preemptive right to purchase additional shares of an issuer’s common stock at the time of a new offering of those shares, thereby permitting the rights holder to retain the same ownership percentage after the new offering.

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Investing in Foreign Debt Obligations and Foreign Equity Securities

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in foreign debt obligations or foreign equity securities, and Low Duration Income Fund may make investments in foreign debt obligations. International Value Fund, International Growth Fund and Developing World Fund invest primarily in foreign securities, Global Opportunities Fund invests in a portfolio of both domestic and foreign securities, and at times the portfolios of other Funds may contain a significant percentage of foreign securities.

A Fund’s investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. The Fund’s investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund’s investment policies and restrictions.

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Developing Countries

The considerations noted above generally are intensified for investments in developing countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled “Investing in Derivative Instruments - Foreign Currency Transactions,” “Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies,” “Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies,” and “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps.”

Investing in Derivative Instruments

A derivative instrument is a financial contract the value of which depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

A Fund’s investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See “Taxes.” A Fund’s investment in derivative instruments may also be limited to the extent Thornburg intends to continue to claim exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act. See “Commodity Exchange Act Registration Exemption.”

The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions

Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see “Forward Contracts”, “Futures Contracts” and “Options” below) may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in Eurodollar instruments.

Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time

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to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

Conversions on a Spot Basis. A Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency Forward Contracts. A currency forward contract is a privately negotiated obligation to purchase or sell a specific currency at a specific future date, at a price set at the time of the contract. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

In those instances when a Fund enters into a forward currency contract, it typically does so for portfolio hedging purposes. In that regard, a Fund may enter into a forward contract to sell a foreign currency in which certain of its portfolio investments are denominated as a strategy to reduce the risk that a decline in the value of the foreign currency relative to the U.S. dollar will diminish the value of the portfolio investments denominated in that foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A Fund could use a similar hedging strategy in an “indirect hedge” with respect to securities holdings that are denominated in U.S. dollars or another currency, but which conduct a substantial amount of business in a given foreign currency and are consequently exposed to a risk that the value of that foreign currency will decline relative to the U.S. dollar or other currency in which the holding is denominated. The Funds do not enter into hedging transactions in all instances when it might be desirable to do so, and any Fund may be exposed to currency risk some or most of the time without any hedging position for purposes of reducing that risk.

A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

In another circumstance, a Fund that has agreed to buy or sell a security denominated in a foreign currency may seek to “lock in” the U.S. dollar price of the security by entering into a forward contract to buy or sell the relevant foreign currency for a fixed amount of U.S. dollars. This technique, sometimes referred to as a “settlement hedge” or “transaction hedge,” is intended to protect a Fund against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies

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may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

Except as stated below, a Fund does not enter into or maintain a forward currency contract if the settlement of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or another currency that is the proxy currency in a proxy hedge or is the subject of an indirect hedge described above). A Fund may, however, enter into a contract or maintain an exposure to forward contracts in excess of the value of the Fund’s portfolio securities denominated in or exposed to the pertinent currency, to the extent the excess is addressed by one or a combination of the following: (1) the excess is no greater than five percent of the full amount of the aggregate of the contracts in the currency which settle on the same date, and occurs on a temporary basis due to fluctuations in the currency value or the value of the underlying securities; (2) the excess is offset by one or more forward contracts in the same currency which settle on the same day and so reduce the Fund’s obligation to deliver the currency; (3) the Fund covers the excess by segregating cash or liquid securities on its books in the amount of the excess; or (4) the Fund enters into an option on the currency or otherwise enters into an offsetting transaction under which it has the right to acquire the currency that is the subject of the excess. Segregation of assets is generally effected through earmarking the assets as segregated on the books of the Fund or its custodian. For forward currency contracts involving certain foreign currencies that are subject to currency controls or are otherwise not freely tradeable, rules applicable to the Funds’ custodian may require that a Fund maintain in a segregated account with the custodian liquid assets at least equal to the value of the contract. Such assets will be marked to market daily, and may consist of cash, cash equivalents, high grade liquid debt obligations, or other assets agreed to by the parties to the future contract. The deposit of such collateral with the custodian does not constitute purchasing securities on margin for purposes of a Fund’s investment limitations.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See “Futures Contracts,” below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country’s own economy.

Successful use of currency management strategies will depend on Thornburg’s skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency’s value rose at a time when Thornburg had hedged a Fund’s exposure by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency’s appreciation. If Thornburg hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that Thornburg’s use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts

Low Duration Municipal Fund, Strategic Municipal Income Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary

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to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

Liquidity of Futures Contracts. Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund’s access to other assets that it has deposited to cover its futures positions also could be impaired.

Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant (“FCM”) as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily “variation margin” payments as required during the term of the contract in order settle the change in the contract’s value on a daily basis (a process known as “marking to market”). Segregated assets may consist of cash, cash equivalents, high grade liquid debt obligations, or other assets agreed to by the parties to the futures contract. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Correlation of Price Changes. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund’s other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts (see “Currency Forward Contracts” above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Indexed Securities

Strategic Income Fund and each of the Equity Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

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Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options

Strategic Municipal Income Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed exercise or “strike” price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument’s price does not rise sufficiently to offset the buyer’s cost of purchasing the option and transaction costs.

The purchase of options increases a Fund’s costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund’s net asset value being more sensitive to changes in the instruments underlying the options.

An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

Writing Put and Call Options. When a Fund sells or “writes” a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund’s potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the

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premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

All call options written by a Fund must meet applicable asset segregation requirements as long as the call is outstanding.

Exchange-Traded Options. Options may be traded on exchanges, or may be traded “over-the-counter” (see discussion of “OTC Options” below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, “OTC” options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund’s limitation on investments in illiquid instruments. See “Illiquid Investments” below.

Limited Term Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as “primary dealers,” broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of “A-1” from Standard & Poor’s Corporation or “P-1” from Moody’s Investor Services or have been determined by Thornburg to have an equivalent credit rating. Additionally, Limited Term Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. Limited Term Income Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Liquidity of Options. Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In

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addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

Options Relating to Foreign Currencies. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

Options on Indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

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Structured Notes

Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in structured notes.

Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars

Strategic Municipal Income Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may enter into swap agreements and related caps, floors and collars. None of these Funds are limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund’s investment objective and policies.

Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Inasmuch as any swap, floor, cap or collar is entered into for good faith hedging purposes, Thornburg and the Funds believe that the obligation does not constitute a senior securities under the 1940 Act and, accordingly, will not treat the obligation as being subject to a Fund’s borrowing restrictions. Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Credit Default Swaps. A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

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Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Total Return Swaps. A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Caps, Floors and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

Other Investments and Investment Techniques

Cash Management

Each Fund except Limited Term National Fund, Intermediate National Fund, Limited Term California Fund, Intermediate New Mexico Fund, Intermediate New York Fund, and Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00. The Capital Management Fund seeks current income consistent with liquidity management and safety of capital. To pursue that investment objective, the Capital Management Fund invests principally in short-term obligations which are determined by Thornburg to be of high quality including, but not limited to, obligations issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states, and municipalities, and international organizations such as the World Bank and the International Monetary Fund, and repurchase agreements based on those obligations. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund. Those indirect expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Certificates of Deposit

Each Fund may under certain circumstances purchase bank certificates of deposit. Each Municipal Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund’s permitted

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“temporary investments” (see “Temporary Investments” below). Limited Term U.S. Government Fund may invest up to 20% of its assets in: (i) certificates of deposit maturing in one year or less after the date of acquisition and issued by domestic banks with assets of $1 billion or more; and (ii) certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit in which Limited Term U.S. Government Fund invests (whether or not insured in whole or in part) is nonnegotiable and matures in more than seven days, the certificate of deposit will be deemed by Limited Term U.S. Government Fund to be illiquid and will, therefore, be subject to the Fund’s investment restriction respecting investment in illiquid securities. Limited Term Income Fund may invest in certificates of deposit of domestic and foreign banks with assets of $1 billion or more, including foreign branches of domestic banks. Low Duration Income Fund and Limited Term Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions with assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund’s assets (taken at current value) are invested in certificates of deposit of such banks. Strategic Income Fund and each of the Equity Funds may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See “Foreign Investments” above).

Dollar Roll Transactions

Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may enter into “dollar roll” transactions.

Dollar roll transactions consist of the sale by a Fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds’ investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or

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lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund’s rights and obligations relating to the investment).

Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody’s, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Based on its ongoing review of the trading markets and other factors affecting the Funds’ investments, Thornburg may determine from time to time that other investments are illiquid, including certain types of restricted securities, mortgage-backed securities and asset-backed securities, developing country securities, or derivative instruments. With respect to any over-the-counter options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

Each Fund is limited from investing more than a certain percentage of its net assets in illiquid securities. Please see “Investment Restrictions” below for a discussion of the specific limitations applicable to each Fund’s investment in illiquid securities. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid securities exceeded that Fund’s percentage investment restriction on investment in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements

Each Fund may enter into repurchase agreements. Each of the Municipal Funds may only enter into repurchase agreements with respect to taxable securities constituting “temporary investments” in the Fund’s portfolio (see “Temporary Investments” herein), and no Municipal Fund will enter into a repurchase agreement if, as a result, more than 5% of the value of the Fund’s net assets would be invested in repurchase agreements.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

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Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See “Illiquid Investments” above.

Reverse Repurchase Agreements

Strategic Municipal Income Fund, Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may enter into reverse repurchase agreements. Neither Limited Term U.S. Government Fund nor Limited Term Income will enter into a reverse repurchase agreement if, as a result, more than 5% of the Fund’s total assets would then be subject to reverse repurchase agreements.

In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds’ assets and may be viewed as a form of leverage.

Securities Lending

Limited Term U.S. Government Fund, Low Duration Limited Term Income Fund, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg’s judgment, the consideration to be earned from such loans would justify the risk.

Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments

Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

In particular, each Municipal Fund has reserved the right to invest up to 20% of its assets in “temporary investments” in taxable securities that would produce interest not exempt from federal income tax. See “Taxes.” These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody’s or S&P; (iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into by the Municipal Funds only with dealers, domestic banks or recognized financial institutions that, in Thornburg’s opinion, represent minimal credit risk. Investments in repurchase agreements are limited

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to 5% of a Municipal Fund’s net assets. Temporary taxable investments may exceed 20% of a Fund’s assets when made for defensive purposes during periods of abnormal market conditions.

When-Issued Securities

Each Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days, though the settlement cycles for some when-issued transactions are longer. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. Additionally, purchasing securities on a when-issued or delayed delivery basis involves the risks that the security will never be issued or that the other party to the transaction will not meet its obligation, in which events the Fund may lose both the investment opportunity for the assets it segregates to pay for the when-issued or delayed delivery security and any gain in that security’s price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund also will maintain in a segregated account with its custodian liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION

In connection with its management of the Trust, Thornburg has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “CEA”) and, therefore, neither Thornburg nor the Trust is currently subject to registration or regulation as a commodity pool operator under the CEA. The U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the CEA that reduce the ability of certain regulated entities, including registered investment companies and their investment advisors, to claim the exclusion from the definition of the term “commodity pool operator.” Among other requirements, the CFTC’s amendments impose limitations on the use of certain derivative instruments, including certain types of commodity futures contracts, commodity options contracts, and swaps, by entities seeking to rely on Rule 4.5. Thornburg currently intends to manage the Funds’ assets in a manner which is consistent with the limitations imposed by Rule 4.5. To the extent Thornburg or the Funds became no longer eligible to claim an exclusion from the definition of the term “commodity pool operator,” then Thornburg or some or all of the Funds may become subject to registration and regulation under the CEA. Such regulation may have an adverse effect on Thornburg’s ability to manage the Funds, may impair the ability of the Funds to achieve their investment objective(s), and may result in higher operating expenses for the Funds and reduced investment returns to Fund investors.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund’s outstanding voting shares, the term “majority” means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund’s outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Low Duration Municipal Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to the Low Duration Municipal Fund which may not be changed unless approved by a majority of the Fund’s outstanding voting securities. The Fund may not:

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(1)    Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations stated in the Prospectus;

(2)    Issue senior securities, except as permitted under the 1940 Act;

(3)    Borrow money, except as permitted under the 1940 Act;

(4)    Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)    Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate);

(6)    Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or from investing in securities or other instruments backed by physical commodities);

(7)    Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements;

(8)    With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; or

(9)    Invest more than 25% of its total assets in any one industry.

For purposes of the restriction stated in number 1, above, “municipal obligations” are also deemed to include investments in investment companies (such as exchange traded funds and closed end funds) which invest substantially all of their assets in municipal obligations, and other direct and indirect investments in municipal obligations which produce income that the Fund is permitted under the Internal Revenue Code to treat as excludable from gross income for purposes of determining its exempt interest dividends under the Code. Also for purposes of the restriction stated in number 1, above, the Fund’s temporary investments may include investments of a portion or all of the Fund’s daily cash balances in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

In connection with restriction number 3, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company’s total assets after subtracting liabilities other than the borrowings.

For purposes of applying the limitation described in item 9 above, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. The Fund currently views municipal obligations backed by the credit of a governmental entity not to represent industries for purposes of this limitation if the interest payable on those obligations is exempt from the regular federal income tax. Municipal obligations backed only by the assets or revenues of non-governmental users are currently viewed by the Fund to be issued by non-governmental users for the purposes of the limitation, so that the limitation would apply to those obligations. The Fund does not interpret this limitation to prevent the investment of more than 25% of the Fund’s total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state. The views and interpretations by the Fund stated in this paragraph may change due to changes in the law or interpretations of the law, including laws pertaining to municipal obligations and the taxability of interest paid on those obligations, and due to other factors.

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i)    The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)    The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin

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payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)    The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Limited Term National Fund and Limited Term California Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to each of Limited Term National Fund and Limited Term California Fund which may not be changed by either Fund unless approved by a majority of the outstanding shares of that Fund. Neither Fund may:

(1)    Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

(2)    Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

(3)    Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund’s total assets at the time of borrowing;

(4)    Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

(5)    Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

(6)    Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(7)    Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;

(8)    Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

(9)    Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objective, policies and limitations;

(10)    Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(11)    Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

(12)    Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

(13)    Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

(14)    Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

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(15)    Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

(16)    Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund’s total assets would be invested in any one industry; or

(17)    Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund’s knowledge, those officers and directors of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

For the purpose of applying the limitations set forth in paragraphs (2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with a Fund as described in the Prospectus or this Statement of Additional Information shall not be deemed an “issuer” of a security or a “guarantor” of a Municipal Lease subject to that agreement.

For the purposes of applying the limitation set forth in paragraph (7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

For the purposes of applying the limitation set forth in paragraph (10) above, any initial and variation margin payments that a Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin.”

For the purposes of applying the limitation set forth in paragraph (16) above, the following investments are not considered to represent industries (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments, agencies, or political subdivisions.

With respect to temporary investments, in addition to the foregoing limitations, a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

Although each of these Funds has the right to pledge, mortgage or hypothecate its assets in order to comply with certain state statutes on investment restrictions, a Fund will not, as a matter of operating policy (which policy may be changed by the board of Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

In addition, neither of these Funds will purchase the securities of any issuer if as a result more than 15% of the value of the Fund’s net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

In the event the Limited Term National Fund or the Limited Term California Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, the Fund will dispose of such assets as promptly as possible.

Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund

Thornburg Investment Trust has adopted the following fundamental investment policies respecting Intermediate National Fund, Intermediate New Mexico Fund, and Intermediate New York Fund, which may not be changed as to any of these Funds unless approved by a majority of the outstanding shares of the Fund. Unless otherwise specified below as applicable to only one of the Funds, none of Intermediate National Fund, Intermediate New Mexico Fund, or Intermediate New York Fund may:

(1)    Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus;

(2)    The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any of the single state Intermediate Funds may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than

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securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust’s total assets would be invested in securities of a single issuer;

(3)    Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund’s total assets at the time of borrowing;

(4)    Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

(5)    Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

(6)    Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(7)    Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in municipal obligations secured by real estate or interests therein;

(8)    Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

(9)    Make loans, other than by entering into repurchase agreements and through the purchase of municipal obligations or temporary investments in accordance with its investment objectives, policies and limitations;

(10)    Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

(11)    Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus or this Statement of Additional Information;

(12)    Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue municipal obligations;

(13)    Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

(14)    Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by the Fund;

(15)    Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

(16)    Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund’s total assets would be invested in any one industry;

(17)    Purchase or retain the securities of any issuer other than the securities issued by the Fund itself if, to the Fund’s knowledge, those officers and trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

(18)    Purchase the securities of any issuer if as a result more than 10% of the value of the Fund’s net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

For the purposes of applying the limitations set forth in paragraphs (2) and (12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing

34

agreement with a Fund as described in the Prospectus or in this Statement of Additional Information shall not be deemed an “issuer” of a security or a “guarantor” pursuant to the agreement.

For the purposes of applying the limitation set forth in paragraph (7) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

For the purposes of applying the limitation set forth in paragraph (10) above, any initial and variation margin payments that a Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin.”

For the purposes of applying the limitation set forth in paragraph (16) above, the following investments are not considered to represent industries (i) securities of the United States government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments, agencies, or political subdivisions.

With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

Although each Fund has the right to pledge, mortgage or hypothecate its assets, each Fund will not, as a matter of operating policy (which policy may be changed by its Trustees without shareholder approval), pledge, mortgage or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

In the event a Fund acquires disposable assets as a result of the exercise of a security interest relating to municipal obligations, it will dispose of such assets as promptly as possible.

Strategic Municipal Income Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Municipal Income Fund which may not be changed unless approved by a majority of the Fund’s outstanding voting securities. Strategic Municipal Income Fund may not:

(1)    Invest in securities other than municipal obligations (including participations therein) and temporary investments within the percentage limitations stated in the Prospectus;

(2)    Issue senior securities, except as permitted under the 1940 Act;

(3)    Borrow money, except as permitted under the 1940 Act;

(4)    Underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)    Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate);

(6)    Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or from investing in securities or other instruments backed by physical commodities);

(7)    Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements;

(8)    With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer; or

(9)    Invest more than 25% of its total assets in any one industry.

For purposes of the restriction stated in number 1, above, “municipal obligations” are also deemed to include investments in investment companies (such as exchange traded funds and closed end funds) which invest substantially all of their assets in municipal obligations, and other direct and indirect investments in municipal obligations which produce income that the Fund is permitted under the Internal Revenue Code to treat as excludable from gross income for purposes of determining its exempt interest dividends under the Code. Also for purposes of the restriction stated in number 1,

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above, the Fund’s temporary investments may include investments of a portion or all of the Fund’s daily cash balances in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder

In connection with restriction number 3, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company’s total assets after subtracting liabilities other than the borrowings.

For purposes of applying the limitation described in item 9 above, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries. The Fund currently views municipal obligations backed by the credit of a governmental entity not to represent industries for purposes of this limitation if the interest payable on those obligations is exempt from the regular federal income tax. Municipal obligations backed only by the assets or revenues of non-governmental users are currently viewed by the Fund to be issued by non-governmental users for the purposes of the limitation, so that the limitation would apply to those obligations. The Fund does not interpret this limitation to prevent the investment of more than 25% of the Fund’s total assets in any one economic sector such as housing finance, public housing, utilities, hospital and healthcare facilities or industrial development, or in any one state. The views and interpretations by the Fund stated in this paragraph may change due to changes in the law or interpretations of the law, including laws pertaining to municipal obligations and the taxability of interest paid on those obligations, and due to other factors.

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i)      The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)     The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)    The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

Limited Term U.S. Government Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Limited Term U.S. Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Limited Term U.S. Government Fund may not:

(1)     Invest more than 20% of the Fund’s assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

(2)     Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

(3)     Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund’s total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund’s total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction

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(i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

(4)    Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund’s custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

(5)    Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(6)    Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

(7)    Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

(8)    Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

(9)    Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund’s entry into futures contracts will not be considered the purchase of securities on margin;

(10)  Make short sales of securities;

(11)  Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

(12)  Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

(13)  Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

(14)  Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

(15)  Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund’s total assets would be invested in any one industry;

(16)  Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund’s knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

(17)  Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

(18)  Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund’s existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund’s total assets;

(19)  Purchase any put or call option not related to a futures contract;

(20)  Purchase the securities of any issuer if as a result more than 10% of the value of the Fund’s net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale (“restricted securities”) or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund’s net assets; or

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(21)  Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

Whenever an investment policy or restriction states a minimum or maximum percentage of the Limited Term U.S. Government Fund’s assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

In applying the percentage restrictions on the Limited Term U.S. Government Fund’s investments described under the caption “Principal Investment Strategies” in the Fund’s Prospectuses, and in applying the restriction described in item (1), above, “assets” is understood to mean net assets plus borrowings for investment purposes.

For the purposes of applying the limitation set forth in paragraph (6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

For the purposes of applying the limitation set forth in paragraph (9) above, any initial and variation margin payments that a Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin.”

Although the Limited Term U.S. Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Low Duration Income Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to the Low Duration Income Fund, which may not be changed by the Fund unless approved by a majority of the outstanding shares of that Fund. The Fund may not:

(1)    with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2)    issue senior securities, except as permitted under the 1940 Act;

(3)    borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4)    underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)    purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6)    purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7)    purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8)    lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

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For the purposes of applying the limitation set forth in paragraph (6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval as to the Fund:

(i)      The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(ii)     The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii)    The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v)      The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker’s commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act), provided that any such investments comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder, or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(vi)    The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(vii)   The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund’s net assets. Included in that amount, but not to exceed 2% of the Fund’s net assets, may be warrants that are not listed on a national securities exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(viii)  The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(ix)    The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer’s securities.

(x)  The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

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Limited Term Income Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Limited Term Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Limited Term Income Fund may not:

(1)    with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)    borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

(3)    purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund’s ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

(4)    act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(5)    make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

(6)    issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

(7)    purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

For the purposes of applying the limitation set forth in paragraph (3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval:

(a)    The Fund does not currently intend to purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company (the “acquired company”) if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund’s total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund’s total assets. The limitations stated in this subparagraph (a) do not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(b)    The Fund will not pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets.

(c)    The Fund does not currently intend to purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent

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(1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both.

(d)    The Fund does not currently intend to purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. Any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(e)    The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(f)    The Fund does not currently intend to purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(g)    The Fund does not currently intend to purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(h)    The Fund will not buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund’s potential obligations under its investments in derivative instruments, other than those with respect to futures and options thereon) would exceed 50% of the Fund’s net assets.

(i)     The Fund will not enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund’s total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

(j)     The Fund does not currently intend to invest more than 5% of its assets in derivative instruments, although this limitation will not apply to investments in derivative instruments made by the Fund for bona fide hedging or risk management purposes.

(k)    The Fund does not currently intend to invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests).

(l)     The Fund will not borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements.

(m)    The Fund does not currently intend to purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund’s total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value).

(n)    The Fund will not make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund’s total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund’s total assets.

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(o)    The Fund does not currently intend to purchase or sell real estate limited partnership interests.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Limited Term Income Fund’s repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund, which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, or Global Opportunities Fund may not:

(1)    with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2)    issue senior securities, except as permitted under the 1940 Act;

(3)    borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4)    underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)    purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6)    purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7)    purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8)    lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

For the purposes of applying the limitation set forth in paragraph (6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

(i)    The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)   The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)   The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)   The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions

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on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v)     The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund’s limitations on investments in illiquid securities.

(vi)    The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker’s commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act), provided that any such investments comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder, or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(vii)   The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(viii)  The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund’s net assets. Included in that amount, but not to exceed 2% of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(ix)    The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(x)     The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer’s securities.

(xi)  The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Developing World Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Developing World Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Developing World Fund may not:

(1)      issue senior securities, except as permitted under the 1940 Act;

(2)      borrow money, except as permitted under the 1940 Act;

(3)      underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities);

(4)      purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other investment that was backed by real estate);

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(5)      purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts and other derivative instruments or from investing in securities or other instruments backed by physical commodities);

(6)       lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements; or

(7)      with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(8)      invest more than 25% of its total assets in any one industry.

In connection with restriction number 2, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company’s total assets after subtracting liabilities other than the borrowings.

In determining whether an issuer should be classified in a particular industry for purposes of restriction number 8 above, Thornburg may rely on its own analysis of the issuer or on available third party industry classifications. Securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries for this purpose.

The following investment limitations are not fundamental and may be changed without shareholder approval; provided that the first investment limitation listed below may only be changed to the extent that the Fund’s Trustees provide 60 days’ prior written notice of the change to the Fund’s shareholders:

(i)    The Fund will invest at least 80% of its assets (which, for this purpose, refers to the net assets of the Fund plus the amount of any borrowings) in developing country issuers, as defined in the Fund’s Prospectus;

(ii)   The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii)   The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iv)   The Fund may borrow money only (a) from a bank or (b) by engaging in transactions that are deemed to be borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v)     The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi)   The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Better World International Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Better World International Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Better World International Fund may not:

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(1)      with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2)      issue senior securities, except as permitted under the 1940 Act;

(3)      borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4)      underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)      purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6)      purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7)      purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts and other derivative instruments or from investing in securities or other instruments backed by physical commodities); or

(8)      lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt securities or other instruments, or to repurchase agreements.

For the purposes of applying the limitation set forth in paragraph (6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval as to the Fund:

(i)    The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)   The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)   The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)     The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v)   The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

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CALCULATION OF PERFORMANCE INFORMATION

Each Fund will from time to time display performance information, including yield, dividend returns, total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund’s net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is “annualized” to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. “Cumulative total return” describes total return over a stated period, while “average annual total return” is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

All performance figures are calculated separately for each class of shares of a Fund. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund’s expenses for the period.

Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund’s average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund’s return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund’s maximum public offering price, the return computed by using the Fund’s maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

For the Funds’ investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating the Funds’ yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund’s yield may not equal its distribution rate, the income paid to a shareholder’s account, or the income reported in the Fund’s financial statements.

Yield information may be useful in reviewing a Fund’s performance and in providing a basis for comparison with other investment alternatives. However, each Fund’s yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

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Total returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value (“NAV”) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund’s maximum sales charge into account. Excluding a Fund’s sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

A Municipal Fund, Limited Term U.S. Government Fund, Low Duration Income Fund, Limited Term Income Fund or Strategic Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity or average duration of the Fund’s portfolio securities relative to the maturities or durations of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund’s share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund’s (or other investments’) net asset value or price and the Fund’s (or other investments’) investment return.

Charts and graphs using the Fund’s net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund’s adjusted NAVs are not adjusted for sales charges, if any.

The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week’s adjusted closing NAV or total return for a specified period. A short-term moving average NAV is the average of each day’s adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

Each Fund’s performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (“Lipper”), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund’s performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund’s performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

Each Fund may be compared in advertising to Certificates of Deposit (“CDs”) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder’s principal or return, and Fund shares are not FDIC insured.

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Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund’s historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

Momentum indicators show a Fund’s price movements over specific periods of time. Each point on the momentum indicator represents the Fund’s percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

ADDITIONAL MATTERS RESPECTING TAXES

The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders. Certain state tax consequences associated with investments in the Municipal Funds are also summarized below. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. In particular, this discussion addresses aspects of investment by persons who are not individuals only in a very limited manner.

This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations issued thereunder, the laws of certain specified states (respecting the Municipal Funds) and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to changes, which changes may be retroactive.

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Elections by the Funds – Subchapter M

Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year when a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on net investment income and net capital gains which are timely distributed to its shareholders.

If in any year a Fund fails to qualify for the treatment afforded by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund’s earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders’ respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. In any year a Fund qualifies as a regulated investment company but fails to distribute all of its net investment income and net capital gains, the Fund is subject to taxes on the undistributed portion of its net income and capital gains. Although each Fund intends to distribute all of its net income currently and any capital gains annually, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding

Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder’s number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding. The backup withholding tax rate on distributions is currently 28%.

Certain shareholders specified in the Code are exempt from the backup withholding noted in the preceding paragraph. A Fund may be required to obtain certain information from a shareholder to identify that shareholder’s status as a person exempt from backup withholding. Persons exempt from the backup withholding noted in the preceding paragraph may under certain circumstances still be subject to other types of federal income tax withholding. Shareholders should consult their tax advisors for more information.

Distributions by Investment Companies – In General

Distributions of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Certain exempt interest dividends are exempt from federal and certain states’ income taxes, as described below under “Municipal Funds - Income Dividends.” Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Pursuant to the American Taxpayer Relief Act of 2012, the maximum federal tax rate for individual taxpayers on long-term capital gains from sales of securities and on certain qualifying dividends on corporate stock issued by domestic corporations and certain “qualified foreign corporations” is 20%. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S. and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies and passive foreign investment companies are not treated as qualified foreign corporations. These rates do not apply to corporate taxpayers. Each Fund will separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund. A shareholder must also satisfy a 60-day holding period requirement with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates imposed on those distributions. Distributions attributable to a Fund’s income from bonds and other debt obligations, dividends from most foreign companies, and distributions by real estate investment trusts or regulated investment companies will not generally qualify

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for the lower rates. Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a qualifying dividend to be taxed at the rate of tax applicable to ordinary income.

A Fund’s investments in certain derivatives, foreign currency transactions, options, futures contracts, hedging transactions, forward contracts, investments in passive foreign investment companies, and certain other transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future. Certain Fund transactions, including investments in derivative instruments, transactions in foreign currencies or foreign currency-denominated instruments, and hedging activities may produce differences between the Fund’s book and taxable income, and distributions by the Fund may consequently be treated in some instances as returns of capital.

A Fund’s distributions of realized capital gains may be reduced if the Fund has capital loss carryforwards available. If a Fund has incurred net capital losses before its taxable year commencing October 1, 2011 (“pre-2011 losses”), the Fund is permitted to carry those pre-2011 losses forward for eight taxable years and use them to offset capital gains realized in those years. Any pre-2011 losses remaining at the end of the eighth taxable year after the year in which the losses were realized expire and cannot be used to offset capital gains subsequently realized. Pre-2011 losses carried forward are treated as short-term capital losses, and offset any short-term gains before offsetting any long-term capital gains. If a Fund incurs net capital losses in a taxable year commencing after September 30, 2011 (“post-2011 losses”), those losses may be carried forward indefinitely to offset capital gains subsequently realized. Post-2011 losses retain their character as short-term or long-term capital losses and must be used to offset gains of the same character before offsetting gains of a different character. A Fund is required by applicable law to use any post-2011 losses to offset capital gains before the Fund may use any pre-2011 losses. This requirement may increase the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period for such losses. Other regulations or circumstances may limit or reduce the use of net capital loss carryforwards. A Fund’s net capital losses are not deductible against the Fund’s net investment income.

Distributions by a Fund result in a reduction in the net asset value of the Fund’s shares. Should distributions reduce the net asset value below a shareholder’s cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Persons purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Municipal Funds-Income Dividends

The Municipal Funds each intend to satisfy conditions (including requirements as to the proportion of its assets invested in municipal obligations) which will enable each Fund to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may apply. A Municipal Fund would be unable to designate Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of the Fund’s total assets consists of assets other than municipal obligations. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Distributions by each Municipal Fund of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), net short-term capital gains realized by the Fund, if any, and realized amounts attributable to market discount on bonds, will be taxable to shareholders for federal income tax purposes as ordinary

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income whether received in cash or additional shares. Distributions of any net long-term capital gains by a Municipal Fund will be taxable for federal income tax purposes as long-term capital gains, except that gains attributable to market discount on portfolio investments are characterized as ordinary income. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

The exemption from federal income tax for distributions of interest income from municipal obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

The exemption from the State of California personal income taxes for distributions of interest income in the Limited Term California Fund applies only to shareholders who are residents of the State of California, and only to the extent such income qualifies as “exempt-interest dividends” under Section 17145 of the California Revenue and Taxation Code and is not derived from interest on obligations from any state other than from California or its political subdivisions.

Distributions by Intermediate New Mexico Fund attributable to interest on obligations of the State of New Mexico and its political subdivisions and their agencies (and interest on obligations of certain United States territories and possessions) will not be subject to individual income taxes imposed by the State of New Mexico. Capital gains distributions will be subject to the New Mexico personal income tax.

Distributions by Intermediate New York Fund attributable to interest on obligations of the State of New York, its agencies and political subdivisions (and interest on obligations of certain United States territories and possessions) is excluded in determining the New York adjusted gross income of individuals residing in New York. These distributions are similarly excludable by individuals residing in New York City for purposes of computing the New York City income tax.

Distributions may be subject to different treatment under the laws of the different states and local taxing authorities. Shareholders should consult their own tax advisors in this regard.

The foregoing is a general and abbreviated summary of selected provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of distributions of income dividends by the Municipal Funds, and this summary primarily addresses tax consequences to individual shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisors for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

The Funds’ counsel, Thompson, Hickey, Cunningham, Clow, April & Dolan, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the municipal obligations or the basis for any opinions issued in connection therewith. In the case of certain municipal obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such municipal obligations could be determined to be taxable, in most cases retroactively from the date of issuance.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income.

Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share

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of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are not held by the Fund or the shareholders, as the case may be, for periods specified in the Code. If a Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares

Upon the sale or exchange of his shares, a shareholder realizes a taxable gain or loss depending upon his basis in the shares. The gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund’s shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of the shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

State and Local Taxes

The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. Each Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.

Foreign Account Tax Compliance Act

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to

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provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder, depending on the type of payment and shareholder account, on certain payments made from the Fund, including distributions characterized by the Fund as capital gain dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding.

Payments to a Fund shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, documentation or information respecting such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each investor and prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation.

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

When an investor or the investor’s financial intermediary makes an initial investment in shares of a Fund, the Fund’s transfer agent will open an account on the books of the Fund, and the investor or financial intermediary will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates - the investor or the financial intermediary will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Fund’s transfer agent, a shareholder may elect to receive periodic distributions of net investment income in cash. Such an election will remain in effect until changed by written notice to the transfer agent, which change may be made at any time in the sole discretion of the shareholder.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. (“Thornburg” or the “advisor”), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds’ respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the Prospectus.

The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each

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Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

The Trust’s Trustees (including a majority of the Trustees who are not “interested persons” within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In connection with their general supervision of Thornburg, and as an important element of their annual consideration of a renewal of the Investment Advisory Agreement applicable to each Fund, the Trustees receive and consider reports from Thornburg throughout the year. These reports address a wide variety of topics, including particularly Thornburg’s services to each Fund and its selection of investments of pursuit of each Fund’s investment objectives.

The Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees’ understandings of shareholders’ expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor’s services, and to confirm that the advisor actively and competently pursues the mutual fund’s objectives. The Trustees have further concluded that while mutual fund trustees should determine that a fund’s fees and costs are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors, putting an investment advisory agreement “out to bid” as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund’s objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds’ performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

The Trust’s Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 13, 2016.

In anticipation of their recent consideration of the Investment Advisory Agreement’s renewal, the independent Trustees met in May 2016 to consider aspects of their annual evaluation of the advisor’s service to all of the Funds, to plan the annual evaluation of the advisor’s performance and to specify the information the Advisor would present to the Trustees for their review. The independent Trustees met again in independent session in September to consider portions of the information submitted by the Advisor. Representatives of the advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled for that purpose, and the independent Trustees thereafter met in independent session to consider the advisor’s presentation and various specific issues respecting their consideration of the Investment Advisory Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Investment Advisory Agreement, and the independent Trustees voted unanimously at that meeting to renew the agreement for an additional term of one year.

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2016.

The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

For the three most recent fiscal years with respect to each Fund, Thornburg was entitled to receive the following amounts from each Fund pursuant to the Investment Advisory Agreement applicable to the Fund.

	September 30, 2014	September 30, 2015	September 30, 2016
Low Duration Municipal Fund	$35,498*	$149,108	$181,950
Limited Term National Fund	$17,743,842	$19,089,365	$19,805,097
Intermediate National Fund	$5,126,265	$5,917,014	$6,653,953
Strategic Municipal Income Fund	$1,371,252	$1,837,182	$2,086,245
Limited Term California Fund	$2,573,322	$2,987,018	$3,253,887
Intermediate New Mexico Fund	$1,043,698	$1,113,623	$1,146,738
Intermediate New York Fund	$361,908	$399,402	$392,357
Limited Term U.S. Government Fund	$1,085,240	$992,576	$1,181,685

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Low Duration Income Fund	$22,167*	$56,232	$91,362
Limited Term Income Fund	$11,318,690	$12,658,043	$14,609,966
Strategic Income Fund	$7,076,436	$9,008,800	$7,606,101
Value Fund	$8,636,348	$8,532,592	$7,772,249
International Value Fund	$163,013,124	$83,357,115	$60,789,467
Growth Fund	$7,801,845	$7,531,695	$6,120,765
International Growth Fund	$16,545,284	$13,580,506	$12,725,916
Income Builder Fund	$118,827,801	$131,437,755	$116,583,200
Global Opportunities Fund	$5,742,330	$13,703,690	$17,583,202
Developing World Fund	$21,445,471	$21,749,887	$11,127,985
Better World International Fund**	N/A	N/A	$184,750

*	Fiscal period December 30, 2013 to September 30, 2014.

**	Better World International Fund commenced investment operations on October 1, 2015.

For some or all of the three most recent fiscal years, Thornburg has waived its rights to certain fees which it was otherwise entitled to receive from certain Funds pursuant to the Investment Advisory Agreement applicable to those Funds. The specific amounts waived by Thornburg are as follows:

	September 30, 2014	September 30, 2015	September 30, 2016
Low Duration Municipal Fund	$35,498*	$0	$34,946
Low Duration Income Fund	$22,167*	$0	$90,941
Developing World Fund	$0	$0	$350,716
Better World International Fund**	N/A	N/A	$206,822

*	Fiscal period December 30, 2013 to September 30, 2014.
**	Better World International Fund commenced investment operations on October 1, 2015.

Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fees for purposes of shareholder and administrative services and distribution of Fund shares.

Pursuant to the Investment Advisory Agreement, the Funds also reimburse Thornburg for the cost of personnel that Thornburg provides to render accounting services for the Funds. During the fiscal year ended September 30, 2016, the Funds reimbursed the following amounts in respect of such accounting services.

Low Duration Municipal Fund	$2,075
Limited Term National Fund	$267,755
Intermediate National Fund	$51,906
Strategic Municipal Income Fund	$11,499
Limited Term California Fund	$24,643
Intermediate New Mexico Fund	$8,326
Intermediate New York Fund	$2,929
Limited Term U.S. Government Fund	$10,674
Low Duration Income Fund	$702
Limited Term Income Fund	$149,440
Strategic Income Fund	$39,739
Value Fund	$33,395
International Value Fund	$251,325
Growth Fund	$27,086
International Growth Fund	$57,107
Income Builder Fund	$637,990
Global Opportunities Fund	$109,865
Developing World Fund	$42,101
Better World International Fund	$473

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption “Management.”

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Proxy Voting Policies

Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s operations risk oversight committee for direction on the vote or consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg has engaged Institutional Shareholder Services (“ISS”) to provide these services to Thornburg in connection with voting proxies for each of the Funds. With respect to the Better World International Fund, Thornburg has directed ISS to make voting recommendations using ISS’s Sustainability Proxy Voting Guidelines. ISS states that the Sustainability Proxy Voting Guidelines focus on long term economic value preservation and enhancement through promotion of corporate governance best practices, and represent an approach to corporate governance and proxy voting that aligns with the perspectives of mainstream investors who wish to incorporate environmental, social and governance (“ESG”) considerations into their investment decision-making process to a greater extent. Thornburg may or may not accept recommendations from ISS. Thornburg also may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements

Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires Thornburg to perform certain administrative services and engage in activities beyond those specifically required by the Investment Advisory Agreement, and to provide related services. The activities and services to be provided by Thornburg under the Administrative Services Agreement include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates also provides persons who shall not be Thornburg’s officers or officers of Thornburg’s affiliates, but who may be employees of Thornburg or its affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. The Administrative Services Agreement specific to each Fund’s Class A, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. The Administrative Services Agreement specific to each Fund’s Class I shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreements applicable to Class A, Class C, Class D and Class I shares offered by each Fund were as follows:

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	September 30, 2014	September 30, 2015	September 30, 2016
Low Duration Municipal Fund
Class A	$2,472*	$3,785	$5,233
Class I	$3,448*	$17,124	$20,650
Limited Term National Fund
Class A	$2,665,232	$2,293,415	$2,129,348
Class C	$952,968	$932,826	$922,894
Class I	$1,884,685	$2,340,474	$2,569,120
Intermediate National Fund
Class A	$530,217	$527,551	$563,310
Class C	$191,930	$200,635	$209,419
Class I	$258,175	$354,602	$430,572
Strategic Municipal Income Fund
Class A	$70,276	$83,734	$90,093
Class C	$28,122	$35,818	$43,187
Class I	$52,057	$74,659	$85,771
Limited Term California Fund
Class A	$204,254	$210,260	$229,210
Class C	$75,046	$80,129	$83,639
Class I	$148,123	$194,722	$219,099
Intermediate New Mexico Fund
Class A	$188,334	$175,692	$173,429
Class D	$35,651	$37,327	$36,095
Class I	$14,776	$26,155	$30,863
Intermediate New York Fund
Class A	$70,903	$64,998	$59,148
Class I	$7,830	$13,941	$15,576
Limited Term U.S. Government Fund
Class A	$180,425	$148,831	$136,974
Class C	$75,954	$59,913	$62,089
Class I	$33,724	$40,611	$65,137
Low Duration Income Fund
Class A	$3,911*	$11,622	$13,121
Class I	$1,207*	$2,380	$6,172
Limited Term Income Fund
Class A	$1,177,924	$1,188,248	$1,328,038
Class C	$750,321	$762,145	$795,401
Class I	$682,230	$893,013	$1,159,376
Strategic Income Fund
Class A	$403,087	$476,921	$379,841
Class C	$359,245	$422,519	$355,445
Class I	$192,606	$286,561	$238,635
Value Fund
Class A	$523,023	$508,730	$471,187
Class C	$221,599	$227,110	$212,660
Class I	$144,190	$152,547	$141,924
International Value Fund
Class A	$5,185,707	$2,146,906	$1,466,718
Class C	$1,318,245	$993,991	$766,245
Class I	$5,746,721	$3,339,669	$2,536,318
Growth Fund
Class A	$389,511	$336,137	$270,502
Class C	$254,565	$248,625	$209,230
Class I	$112,300	$131,008	$107,836

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	September 30, 2014	September 30, 2015	September 30, 2016
International Growth Fund
Class A	$895,921	$354,756	$264,437
Class C	$193,892	$154,965	$135,920
Class I	$538,725	$561,478	$548,740
Income Builder Fund
Class A	$5,894,963	$5,817,152	$4,951,144
Class C	$7,326,210	$7,984,878	$7,020,340
Class I	$3,250,761	$3,927,211	$3,557,567
Global Opportunities Fund
Class A	$181,498	$495,308	$673,218
Class C	$140,140	$321,385	$492,866
Class I	$170,963	$467,937	$581,526
Developing World Fund
Class A	$697,006	$425,465	$217,219
Class C	$231,392	$268,072	$173,264
Class I	$843,411	$948,936	$420,536
Better World International Fund**
Class A	N/A	N/A	$790
Class C	N/A	N/A	$362
Class I	N/A	N/A	$9,014

*	Fiscal period December 30, 2013 to September 30, 2014.
**	Better World International Fund commenced investment operations on October 1, 2015.

The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically upon assignment. Termination will not affect the service provider’s right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE AND DISTRIBUTION PLANS

Service Plan - All Classes

Each of the Funds has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (“Service Plan”), which is applicable to Class A shares and, if offered by that Fund, Class B, Class C, Class D and Class I shares. The Service Plan authorizes each Fund to pay to Thornburg Securities Corporation (“TSC”), or to such persons as TSC may direct, out of the assets of the Fund, an annual amount not exceeding 0.25% of the Fund’s average annual assets (not exceeding 0.20% in the case of Class A and Class I shares of Low Duration Municipal Fund and Low Duration Income Fund), together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, though the aggregate of those taxes shall not exceed 10%. Each Fund has also entered into a distribution agreement with TSC, pursuant to which TSC agrees to provide or obtain from other persons the services described in the Service Plan, and the Fund agrees to pay TSC or other persons as TSC directs for providing or obtaining those services.

Payments by a Fund under the Service Plan and the related distribution agreement with TSC may be made for: (a) expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for the promotion and distribution of the shares of the Fund, including but not limited to, printing of prospectuses and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature and other distribution-related expenses, and further including any compensation paid to securities dealers and other financial intermediaries which have executed selling agreements with TSC; and (b) expenses incurred by TSC, or by other persons at the request or direction of the Trust or TSC, in connection with the provision of services to the shareholders of the Fund pursuant to selling agreements with TSC or other service agreements or similar arrangements with TSC, Thornburg or the Trust, which services include providing personal services to shareholders and maintaining shareholder accounts, including, but not limited to, administrative, transactional, distribution and redemption, and accounting and reporting services with respect to Fund

58

shareholders and accounts, and providing information to shareholders and responding to shareholder inquiries; and (c) such other services and activities as may from time to time be agreed upon by Trustees of the Trust and TSC. Payments by the Fund pursuant to the Service Plan and the related distribution agreement with TSC shall be in addition to any payments made outside of the Service Plan, as authorized by the Trustees of the Trust as not being primarily intended to result in the sale of Fund shares.

In the two most recent fiscal years, the principal type of activity for which payments were made by the Funds under the Service Plan was compensation to securities broker-dealers, financial institutions and other organizations which render services to the applicable class of shareholders, including distribution, shareholder account services, and administrative services. Reimbursements for expenditures incurred by TSC or by other persons at the request or direction of the Trust or TSC for the printing and distribution of reports and prospectuses for use by potential investors in the Funds, preparing and distributing sales literature, providing advertising and engaging in other promotional activities, and other services were de minimis relative to payments made to broker-dealers, financial institutions and other organizations under the Service Plan. The Service Plan does not provide for accrued but unpaid reimbursements for such expenditures to be carried over and reimbursed in later years. TSC has no current intention to request or receive any payment under the Service Plan in respect of a Fund’s Class I shares.

Class C and Class D Distribution Plans

Each Fund offering Class C shares or Class D shares has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class C or, if applicable, Class D shares of that Fund (“Distribution Plan”). The Distribution Plan authorizes each Fund to pay to TSC, or to such persons as TSC may direct, out of the assets of each share class of the Fund to which the Distribution Plan is applicable, an annual amount of: up to 0.75% of the average daily net assets attributable to Class C shares of Strategic Income Fund and each of the Equity Funds; up to 0.35% of the average daily net assets attributable to Class C shares of each of Intermediate National Fund and Strategic Municipal Income Fund; and up to 0.25% of the net assets attributable to Class C shares of Limited Term National Fund, Limited Term California Fund, Limited Term U.S. Government Fund and Limited Term Income Fund and Class D shares of Intermediate New Mexico Fund, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, though the aggregate of those taxes shall not exceed 10%. Each Fund has also entered into a distribution agreement with TSC, pursuant to which TSC agrees to provide or obtain from other persons the services described in the Distribution Plan, and the Fund agrees to pay TSC or other persons as TSC directs for providing or obtaining those services.

Payments by a Fund under the Distribution Plan and the related distribution agreement with TSC may be made for: (a) compensation and ongoing commissions (including incentive compensation) to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of the share classes of the Funds; (b) the printing and distribution of reports and prospectuses for the use of potential investors; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by Trustees of the Trust and TSC. The Trust and TSC are authorized under the Distribution Plan to instruct the Funds’ transfer agent or other agents of the Funds to pay these amounts directly to financial services firms or other persons engaged to provide the foregoing services.

Amounts Paid Under Rule 12b-1 Plans and Agreements

For each Fund, the following table shows amounts paid by the Fund in each of the last two fiscal years pursuant to the Service Plan adopted by the Fund.

	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Low Duration Municipal Fund
Class A	$6,099	$8,415
Limited Term National Fund
Class A	$4,586,829	$4,258,696
Class C	$1,866,242	$____
Intermediate National Fund
Class A	$1,055,102	$1,126,621
Class C	$401,610	$____
Strategic Municipal Income Fund

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	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Class A	$167,467	$180,186
Class C	$71,644	$____
Limited Term California Fund
Class A	$420,520	$458,420
Class C	$160,466	$____
Intermediate New Mexico Fund
Class A	$351,383	$346,858
Class D	$74,364	$____
Intermediate New York Fund
Class A	$129,996	$118,296
Limited Term U.S. Government Fund
Class A	$297,663	$273,949
Class C	$119,629	$____
Low Duration Income Fund
Class A	$18,717	$21,072
Limited Term Income Fund
Class A	$2,376,498	$2,656,076
Class C	$1,526,150	$____
Strategic Income Fund
Class A	$954,366	$759,483
Class C	$845,341	$____
Value Fund
Class A	$1,017,397	$942,553
Class C	$454,310	$____
International Value Fund
Class A	$4,293,814	$2,929,714
Class C	$1,985,675	$____
Growth Fund
Class A	$671,565	$540,833
Class C	$496,956	$____
International Growth Fund
Class A	$709,511	$530,789
Class C	$309,495	$____
Income Builder Fund
Class A	$11,641,694	$9,898,347
Class C	$15,982,680	$____
Global Opportunities Fund
Class A	$993,972	$1,345,187
Class C	$644,823	$____
Developing World Fund
Class A	$850,930	$433,827
Class C	$535,634	$____
Better World International Fund*
Class A	N/A	$1,594
Class C	N/A	$____

*	Better World International Fund commenced investment operations on October 1, 2015.

For each Fund that offers Class C or D shares, the following table shows amounts paid by the Fund in each of the last two fiscal years pursuant to the Distribution Plan adopted by the Fund:

	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Limited Term National Fund
Class C	$1,866,242	$____

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	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Intermediate National Fund
Class C	$562,255	$____
Strategic Municipal Income Fund
Class C	$100,303	$____
Limited Term California Fund
Class C	$160,466	$____
Intermediate New Mexico Fund
Class D	$74,364	$____
Limited Term U.S. Government Fund
Class C	$119,629	$____
Limited Term Income Fund
Class C	$1,526,150	$____
Strategic Income Fund
Class C	$2,536,026	$____
Value Fund
Class C	$1,362,932	$____
International Value Fund
Class C	$5,957,028	$____
Growth Fund
Class C	$1,490,870	$____
International Growth Fund
Class C	$928,486	$____
Income Builder Fund
Class C	$47,948,042	$____
Global Opportunities Fund
Class C	$1,934,470	$____
Developing World Fund
Class C	$1,606,904	$____
Better World International Fund*
Class C	N/A	$____

*	Better World International Fund commenced investment operations on October 1, 2015.

FINANCIAL INTERMEDIARY COMPENSATION

Financial advisors and financial intermediaries who sell shares and hold shares for investors (“intermediaries”) charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Funds. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Funds; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that TSC receive from the Funds; and (iii) amounts paid by the Funds to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Funds’ transfer agent or other persons hired directly by the Funds.

To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority (“FINRA”), Thornburg or TSC may also compensate intermediaries out of Thornburg’s or TSC’s own resources. This compensation may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the

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assets of the Funds. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to actively market the sale of shares of the Funds or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary’s personnel respecting the Funds and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary’s marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary’s shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges).

During the fiscal year which ended September 30, 2016, Thornburg or TSC paid amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms, pursuant to written agreements with such firms:

Ameriprise Financial Services, Inc.

Charles Schwab & Co., Inc.

Citigroup Global Markets Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Fidelity Brokerage Services, LLC

LPL Financial Corporation

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley Smith Barney

Pershing LLC

Prudential Investment Management Services, LLC

Raymond James & Associates, Inc.

Raymond James Financial Services

RBC Dain Rauscher Inc.

Securities America, Inc.

UBS Financial Services, Inc.

Wells Fargo Advisors

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund’s investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

Thornburg may execute a Fund’s portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the

62

security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg’s normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

It is Thornburg’s policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are “brokerage or research services” as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg’s investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg’s policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

During some or all of the three most recent fiscal years or periods, brokerage commissions were paid by Strategic Municipal Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund and Developing World Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years or periods are as follows:

	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Strategic Municipal Income Fund	$4,780	$3,440	$0
Strategic Income Fund	$29,473	$3,746	$13,291
Value Fund	$1,114,428	$776,661	$506,009
International Value Fund	$33,546,277	$22,071,835	$20,496,247
Growth Fund	$963,290	$840,437	$593,539
International Growth Fund	$4,983,604	$2,849,912	$2,994,221
Income Builder Fund	$18,268,673	$22,394,723	$16,630,773
Global Opportunities Fund	$852,728	$2,036,017	$1,183,817
Developing World Fund	$6,229,283	$8,630,885	$3,664,734
Better World International Fund*	N/A	N/A	$51,101

*	Better World International Fund commenced investment operations on October 1, 2015.

Increases in brokerage commissions paid by a Fund from year to year are primarily attributable to increases in the number of equity trades placed by the Fund, while decreases in brokerage commissions paid by a Fund from year to year are primarily attributable to decreases in the number of equity trades placed by the Fund. The variance in equity trading activity from year-to-year may reflect a number of factors, including the advisor’s identification of investment opportunities for a Fund, the advisor’s decision to rebalance a Fund’s portfolio in response to actual or anticipated changes in market conditions, equity purchases made in response to shareholder inflows to a Fund, and equity sales made to meet shareholder redemption requests.

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Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer’s securities held by a Fund on September 30, 2016 are shown below:

Broker Dealer	Low Duration Income Fund	Limited Term Income Fund	Strategic Income Fund	Value Fund	International Growth Fund	Income Builder Fund	Global Opportunities Fund

Citigroup	$151,607	$17,051,528		$18,155,212			$75,006,671
Credit Suisse		$33,964,055	$2,908,191
Deutsche Bank	$72,273	$8,287,338
Goldman Sachs & Co.	$150,837	$32,803,042	$5,926,939			$8,094,664
JP Morgan Chase & Co.	$127,340	$7,173,537		$35,894,674		$503,450,610
Merrill Lynch		$5,002,390
Morgan Stanley	$127,075	$2,319,564	$6,788,571			$4,289,014
UBS		$23,660,568			$13,873,470	$192,237,756	$11,916,015

Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds’ Trustees that the benefits available from Thornburg’s organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates

The Funds’ respective portfolio turnover rates for the two most recent fiscal years or periods are as follows:

	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Low Duration Municipal Fund	20.53%	21.17%
Limited Term National Fund	18.56%	14.53%
Intermediate National Fund	13.49%	10.80%
Strategic Municipal Income Fund	12.13%	11.24%
Limited Term California Fund	14.43%	16.47%
Intermediate New Mexico Fund	19.01%	6.80%
Intermediate New York Fund	7.72%	7.02%
Limited Term U.S. Government Fund	14.15%	9.78%
Low Duration Income Fund	29.22%	42.49%
Limited Term Income Fund	18.71%	20.56%
Strategic Income Fund	38.40%	29.59%

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	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016
Value Fund	59.70%	30.87%
International Value Fund	70.88%	103.31%
Growth Fund	96.02%	85.83%
International Growth Fund	92.01%	103.96%
Income Builder Fund	51.27%	43.05%
Global Opportunities Fund	45.41%	36.86%
Developing World Fund	96.74%	94.04%
Better World International Fund	N/A*	166.71%

*	Better World International Fund commenced investment operations on October 1, 2015.

Variations in a Fund’s portfolio turnover rate from year-to-year are generally due to repositioning of the Fund’s portfolio in response to changing market conditions.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which nonpublic information respecting the Funds’ current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds’ portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg’s policies prohibiting securities transactions using material nonpublic information. Neither the Funds nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds’ portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons in accordance with the Trust’s policy and procedures for the disclosure of such information. Pursuant to the policy and procedures, nonpublic portfolio holdings information may be disclosed under certain circumstances to: the Trust’s registered independent public accounting firm, independent accounting firms and legal counsel; the Trust’s custodian, subcustodians and securities depositories; valuation and pricing services and agents; financial printing services; mutual fund analysts; securities broker dealers in connection with placing a specific trade in a particular portfolio security; financial consultants to the Funds or investment advisor; certain other specified persons; and persons who are not otherwise specified in the policy in connection with a legitimate business purpose of any Fund and with the approval of Thornburg’s president, the Trustees, or the Trustees’ Governance and Nominating Committee. In any case where nonpublic portfolio holdings information is disclosed to a third party, Thornburg seeks to confirm that the person to whom the disclosure is made is subject to a contractual provision, professional rule or obligation, or undertaking respecting the maintenance of the confidentiality of the nonpublic information.

As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds’ nonpublic portfolio holdings information to the persons noted in the following table. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed.

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Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure

Bloomberg L.P.	Monthly	None

Empire Valuation Consultants, LLC	Quarterly	None

FactSet Research Systems	Daily	None

FT Interactive Data	Daily	None

Institutional Shareholder Services, Inc.	Daily	None

J.P Morgan Pricing Direct Inc.	Daily	None

Kenny S&P Evaluation Services	Daily	None

Morgan Stanley Smith Barney	Weekly	One day

PricewaterhouseCoopers LLP	Annually and as necessary in connection with the audit services it provides to the Fund	One month or less, depending on the date of request
Reuters	Daily	None

RR Donnelley	Monthly	One month or less depending on the date of request

State Street Bank and Trust	Daily	None

Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	As needed in connections with the legal services provided to the Fund	None
Wilshire Analytics	Daily	None

Making Holdings Information Publicly Available

In addition to the ongoing arrangements described above, the Trust’s policy and procedures respecting disclosure of portfolio holdings information provide for periodic public disclosure of that, as follows:

●

Disclosure of portfolio holdings of the Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Funds’ monthly portfolio holdings approximately 30 days after the end of that calendar month (e.g. June 30 information will be displayed on July 31). Portfolio hedging information is typically displayed on a quarterly basis.

●	Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

●	Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

In any case where it becomes apparent that nonpublic portfolio holdings information has been disclosed other than in accordance with the Trust’s policy and procedures, Thornburg’s president and chief compliance officer shall determine appropriate action to be taken, which may include making a corrective public disclosure of the relevant nonpublic information

Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

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MANAGEMENT

Each of the Funds is a separate “series” or investment portfolios of the Trust. The names of Trustees and officers of the Funds and their principal occupations and affiliations during the past five years are set forth in the table below. Additional information about the particular experiences, qualifications, attributes and skills of each Trustee appears after the table.

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Interested Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Garrett Thornburg, 71	Chairman of Trustees(4)	Trustee Since 1987	Chairman and controlling shareholder of Thornburg Investment Management, Inc. (investment advisor); Chairman and controlling shareholder of Thornburg Securities Corporation (securities dealer); Chairman and CEO of Chamisa Energy, LLC; President of the Thornburg Foundation (nonprofit).	Twenty One	None

Brian J. McMahon, 61	Vice Chairman of Trustees, Member of Governance & Nominating Committee and Operations Risk Oversight Committee(5)	Trustee since 2001	Chief Investment Officer, Managing Director, and Portfolio Manager and, until 2016, CEO and President, of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Twenty One	None

Independent Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

David A. Ater, 71	Trustee, Member of Audit Committee and Chairman of Governance & Nominating Committee	Trustee since 1994	Principal in Ater & Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate); owner, developer and broker for various real estate projects.	Twenty One	None(8)

Sally Corning, 55	Trustee, Chairman of Audit Committee	Trustee since 2012	Partner in Sun Mountain Capital, Santa Fe, NM (private equity firm with investment programs encompassing venture capital mezzanine debt, and growth equity).	Twenty One	None

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Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Susan H. Dubin, 67	Trustee, Member of Audit Committee and Governance and Nominating Committee	Trustee since 2004	President of Dubin Investments, Ltd., Greenwich, CT (private investment fund); Director and officer of various charitable organizations.	Twenty One	None

David L. Gardner, 53	Trustee, Member of Operations Risk Oversight Committee	Trustee since 2015	Until 2012, head of EMEA (Europe, Middle East and Africa) Sales for iShares of Blackrock, Inc., EMEA Executive Committee Member and EMEA Operating Committee Member at Blackrock, Inc.	Twenty One	None

Owen D. Van Essen, 62	Trustee, Member of Governance & Nominating Committee and Chairman of Operations Risk Oversight Committee	Trustee since 2004	President of Dirks, Van Essen & Murray, Santa Fe, New Mexico (newspaper mergers and acquisitions).	Twenty One	None

James W. Weyhrauch, 57	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Trustee since 1996	Real estate broker, Santa Fe Properties, Santa Fe, NM; Vice Chairman, of Nambé LLC, Santa Fe, NM (manufacturing and design company).	Twenty One	None

Officers of the Fund (who are not Trustees)(7)

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Nimish Bhatt, 53	Treasurer	Treasurer since 2016(6)	Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities Corporation since 2016; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).	Not applicable	Not applicable

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Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Jason Brady, 42	President	President since 2016(6)	CEO and President since 2016, Vice President from 2011 to 2016, Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Kathleen Brady, 56	Vice President	Vice President since 2008	Tax Manager Fund Accounting of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Connor Browne, 37	Vice President	Vice President since 2006	Portfolio Manager, Vice President since 2013, and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Tim Cunningham, 41	Vice President	Vice President since 2014	Managing Director since 2011, Portfolio Manager since 2012, and Associate Portfolio Manager from 2009-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Randy Dry, 42	Vice President	Vice President since 2014	Vice President and Managing Director, Director of Institutional Group from 2014-2016, and since 2016, Chief Administrative Officer of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Greg Dunn, 40	Vice President	Vice President since 2014	Managing Director, Portfolio Manager since 2012, and Associate Portfolio Manager from 2009-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lon Erickson, 41	Vice President	Vice President since 2008	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

William V. Fries, 77	Vice President	Vice President since 1995	Portfolio Manager until 2016, Vice President and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Thomas Garcia, 45	Vice President	Vice President since 2006	Vice President since 2011, Managing Director, Head Equity Trader, and Associate Portfolio Manager of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Rolf Kelly, 37	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2013 and Associate Portfolio Manager from 2011-2013 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Ben Kirby, 36	Vice President	Vice President since 2014	Portfolio Manager and Managing Director since 2013 and Associate Portfolio Manager from 2011-2013 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Jeff Klingelhofer, 41	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2015, Associate Portfolio Manager from 2012-2015, and Fixed Income Analyst from 2010-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

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Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Rob MacDonald, 40	Vice President	Vice President since 2016	Managing Director since 2015, Portfolio Manager since 2014, and Associate Portfolio Manager from 2011-2014 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Leigh Moiola, 49	Vice President	Vice President since 2001	Vice President, Managing Director and Director of Marketing of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Christopher Ryon, 60	Vice President	Vice President since 2008	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Nicholos Venditti, 35	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2015 and Associate Portfolio Manager from 2011-2015 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Vinson Walden, 46	Vice President	Vice President since 2004	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lei Wang, 45	Vice President	Vice President since 2006	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Sasha Wilcoxon, 42	Vice President, Secretary	Vice President since 2003, Secretary since 2007(6)	Managing Director, Director of Mutual Fund Operations and Vice President of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Charles Wilson, 41	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2014 and Associate Portfolio Manager from 2012-2014 of Thornburg Investment Management, Inc.; Co-Portfolio Manager of Marsico Capital Management from 2010-2012.	Not applicable	Not applicable

Di Zhou, 38	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2016, Associate Portfolio Manager from 2014-2016, and Equity Research Analyst from 2010-2014 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

(1)	Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

(2)

The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 21 separate investment “Funds” or “series.” Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 21 Funds of the Trust. Each Trustee oversees the 21 Funds of the Trust.

(3)

The Bylaws of the Trust currently require that each Trustee shall retire by the end of the calendar year during which the Trustee reached the age of 75 years. Otherwise each Trustee serves in office until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed.

(4)

Mr. Thornburg is considered an “interested” Trustee under the Investment Company Act of 1940 because he is the sole director and controlling shareholder of Thornburg Investment Management, Inc. the investment advisor to the 20 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.

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Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

(5)	Mr. McMahon is considered an “interested” Trustee under the Investment Company Act of 1940 because he is the chief investment officer of Thornburg Investment Management, Inc.

(6)	The Trust’s president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.

(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

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Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee

The following disclosure is intended to provide additional information about the particular experiences, qualifications, attributes and skills of each Trustee of the Trust. The Trustees believe that each Trustee is qualified to serve on the board of Trustees in view of (i) the particular experiences, qualifications, attributes and skills of that Trustee, as summarized below and in the table above, and (ii) the actual service and commitment of each Trustee during his or her tenure with the Trust, including the demonstrated ability of each Trustee to exercise effective business judgment in the performance of his or her duties.

Garrett Thornburg, Chairman of Trustees since 1987. Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1984. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm’s public finance department. He also was chief financial officer of New York State’s Urban Development Corporation, and served as financial advisor to the State of New Mexico’s Board of Finance. Mr. Thornburg is currently the Chairman and Chief Executive Officer of Chamisa Energy, LLC, a compressed air energy storage company. He is a member of the Board of Governors of the Investment Company Institute and serves on the Board of Directors of the New Mexico School for the Arts – Art Institute. He is also the President of the Thornburg Foundation, and former recipient of the Philanthropist of the Year award from the Journal Santa Fe. He is a former board member of the National Dance Institute of New Mexico, the Santa Fe Institute and the Santa Fe Community Foundation. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance and Nominating Committee and Operations Risk Oversight Committee. Brian McMahon is the president of Thornburg Investment Trust and a managing director, and the chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, Trustee since 1994, Chairman of Governance and Nominating Committee and member of Audit Committee. David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including with Santa Fe Economic Development, as Director of The New Mexico School for the Arts, Art Institute, as Audit Consultant to La Familia Medical Clinic, and with the United Way, the Santa Fe Opera and St. John’s College. He received his BA from Stanford University.

Sally Corning, Trustee since 2012, Chairman of Audit Committee. Sally Corning is a founding partner of Santa Fe, New Mexico based private equity firm, Sun Mountain Capital. Prior to forming Sun Mountain, Ms. Corning spent 15 years working in private equity and investment banking for Credit Suisse, Morgan Stanley and Dean Witter Reynolds. In addition to sitting on the corporate boards of certain of the private portfolio companies that Sun Mountain Capital has invested in, Ms. Corning has served on the boards of several nonprofit organizations, including the Santa Fe Preparatory School, the Santa Fe Community Foundation, the Santa Fe Mountain Center, and the Westside YMCA in New York City. Ms. Corning holds a bachelor’s degree in Finance from Georgetown University and an MBA from Columbia University’s Graduate School of Business.

Susan H. Dubin, Trustee since 2004, member of Audit Committee and Governance and Nominating Committee. Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the MICDS (Mary Institute and St. Louis Country Day School) in St. Louis, Missouri, the Santa Fe Opera in Santa Fe, New Mexico, the Battery Dance Company in New York City, and the National Dance Institute – New Mexico, Inc. She received her BA from Briarcliff College.

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David L. Gardner, Trustee since 2015. David Gardner is a retired executive from the global asset management industry, most notably as an original team member of iShares ETFs. Mr. Gardner has over 25 years of experience in the global asset management industry and has worked extensively in the US, Asia and Europe. Prior to joining iShares Mr. Gardner worked for US based asset management firms in distribution management capacities. Mr. Gardner holds a BA in Economics from Eastern Illinois University and a CIMA Certification from Wharton School and Investment Management Consultants Associations.

Owen D. Van Essen, Trustee since 2004, Chairman of Operations Risk Oversight Committee and member of Governance and Nominating Committee. Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, member of Audit Committee and Operations Risk Oversight Committee. James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe LLC, a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

Structure and Responsibilities of the Board of Trustees

The board of Trustees is currently comprised of eight Trustees, two of whom are “interested persons” of the Funds (as the term “interested” is defined in the 1940 Act) and six of whom are not interested persons of the Funds. Garrett Thornburg currently serves as the chairman of the board of Trustees. The board of Trustees does not have a Trustee identified as a “lead independent” Trustee, but in accordance with its Corporate Governance Procedures and Guidelines, the chairman of the Trust’s Governance and Nominating Committee or, in his absence, the chairman of the Trust’s Audit Committee, shall act as chairman of sessions of the independent Trustees. The Trustees have also established three standing committees, the Audit Committee, the Governance and Nominating Committee, and the Operations Risk Oversight Committee, each of which is discussed in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees may form other committees when deemed appropriate. The Trustees review the leadership structure of the board of Trustees and the performance of the Trustees on an annual basis. The Trustees currently believe that the leadership structure of the board of Trustees is appropriate, in light of the characteristics of the Trust and each of the Funds, to enable the Trustees to oversee the Trust and its service providers. The Trustees have considered the number of Funds in the Trust, and the similarities and differences among the investment objectives and strategies of those Funds, and have determined that the board of Trustees contains a sufficient number of Trustees, and a sufficient percentage of independent Trustees, to discharge the Trustees’ oversight function. The Trustees believe that Mr. Thornburg’s long tenure as a Trustee of the Trust, his ongoing association with the Trust’s advisor and the fact that that association allows Mr. Thornburg to interact routinely with members of the advisor’s staff, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enables Mr. Thornburg to serve as an effective chairman of the board of Trustees. The Trustees also believe that the scope of each committee’s activities and the composition of each committee is currently appropriate, and that the committee structure allows the Trustees to allocate responsibility for various topics among the board and its committees in a manner which facilitates the oversight of the Trust and its service providers.

The Trustees are responsible for the general supervision of the Funds, including the supervision of Thornburg, which provides day-to-day management of the Funds under the terms of the Investment Advisory Agreement and Administrative Services Agreements. As part of their annual review of the leadership structure of the board of Trustees, described above, the Trustees consider whether the structure of the board and its committees continues to permit the Trustees to effectively exercise their oversight function. In that regard, the Trustees typically consider, among other factors: the number of Trustees and each Trustee’s qualifications, experience and skills; the frequency with which the Trustees and their committees confer with representatives of Thornburg and the Trust’s other service providers; the number of Funds and the ability of the Trustees to devote sufficient time and attention to matters specific to each Fund;

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the role of the Funds’ chief compliance officer and the opportunity for the Trustees to interact with the chief compliance officer; and the composition of each committee of the Trustees and the scope of the responsibilities delegated to those committees.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks. On a day-to-day basis, risk management is the responsibility of Thornburg and the Funds’ other service providers. Risk oversight also comprises part of the Trustees’ general oversight function. The Trustees and their committees seek to monitor risks to the Funds by meeting no less frequently than quarterly (and in practice, more often) with senior officers of the Trust, members of the Funds’ portfolio management teams, the Funds’ chief compliance officer and the Funds’ legal counsel, and by receiving periodic reports from the Funds’ independent registered public accounting firm and other service providers to the Funds. The Trust’s Operations Risk Oversight Committee assists the Trustees in reviewing and evaluating the identification, analysis and management of operations risk by Thornburg and other significant service providers to the Trust. The duties of the Operations Risk Oversight Committee are described in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees have also adopted various written policies and procedures designed to address particular risks to the Funds, including the detection and prevention of violations of federal securities laws. At least annually, the Trustees receive a report from the Funds’ chief compliance officer respecting the effectiveness of those policies and procedures. Notwithstanding the foregoing, the Trustees acknowledge that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate the occurrence or effects of certain risks on the Funds. Furthermore, some risks may simply be beyond the control of the Funds or their service providers. The Trustees may, at any time and in their sole discretion, change the manner in which they supervise risk.

Structure and Responsibilities of the Committees of the Trustees

The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, Sally Corning (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will, among other functions: (i) evaluate performance of the Trust’s auditors; (ii) review planning, scope and staffing of audits; (iii) review results of audits with the auditors; (iv) receive and review reports from auditors respecting auditor independence; (iv) perform the applicable duties imposed on a mutual fund’s governing board by the Investment Company Act of 1940, and by regulations and guidance thereunder, with respect to oversight of portfolio pricing and valuation; and (v) require the Trust’s legal counsel to report to the committee any matter which may have a significant effect on any of the Trust’s financial statements. The Audit Committee is responsible for the selection of the Funds’ independent registered public accounting firm which audits the annual financial statements of the Funds. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds’ accounting and financial reports. The committee held four meetings in the Trust’s fiscal year ended September 30, 2016.

The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, David A. Ater (chairman), Brian J. McMahon, Susan H. Dubin and Owen D. Van Essen. Mr. Ater, Ms. Dubin and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is an officer of the Funds’ investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The Governance and Nominating Committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will: (i) conduct evaluations of the performance of the Trustees and their committees in accordance with the Trust’s Corporate Governance Procedures and Guidelines (the “Governance Procedures”); (ii) select and nominate individuals for election as Trustees of the Trust who are not “interested persons” of the Trust as that term is defined in the 1940 Act; and (iii) perform the additional functions specified in the Governance Procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust’s Procedure for Shareholder Communications to Trustees. In accordance with that Procedure for Shareholder Communications to Trustees, shareholders may recommend candidates to serve as Trustees by sending their recommendations to any one or more of the Trustees by United States. Mail or courier delivery at the address of the Trust’s investment advisor. The committee held two meetings in the Trust’s fiscal year ended September 30, 2016.

The Trustees have an Operations Risk Oversight Committee, which is comprised of four Trustees, Owen D. Van Essen (chairman), David L. Gardner, Brian J. McMahon and James W. Weyhrauch. Mr. Van Essen, Mr. Gardner, and Mr. Weyhrauch are not interested persons. As noted above, Mr. McMahon is an interested person because he is an officer of the Funds’ investment advisor. The Operations Risk Oversight Committee discharges its duties in accordance with an

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Operations Risk Oversight Committee Charter, which provides that the committee will: (i) receive and review, preliminary to its presentation to the Trustees, the annual report of the Trust’s chief compliance officer respecting the Trust’s compliance policies and procedures; (ii) receive and review the reports that are presented to the Committee by, and periodically confer with, the chief compliance officer of the Trust to evaluate the functioning of the Trust’s compliance with legal requirements to which the Trust is subject; (iii) receive and review written and oral reports from representatives of the Trust’s transfer agent, firms providing shareholder services, custodians, records storage providers, business continuity and disaster recovery contractors, and other significant service providers to evaluate the services delivered by those providers; (iv) receive and review reports from representatives of Thornburg, and other persons as the committee determines from time to time, respecting computer systems and software, electronic communications systems and other technological systems and developments pertaining to the operations of the Funds; (v) receive and review proposed material changes to contracts with the providers referenced in the preceding two subparagraphs which are submitted to the Committee for review, to the extent such changes would materially affect the scope of the services that those providers deliver to the Trust; (vi) confer with Thornburg respecting liability insurance coverage for the Funds and the Trustees; (vii) confer with Thornburg’s committee and staff assigned to risk identification, analysis and management; (viii) exercise oversight on behalf of the Trustees respecting management’s negotiation and entering into arrangements to obtain account services from intermediary firms, including the receipt of reports from management respecting addition of new account service arrangements and revisions to existing arrangements, and make reports to the Trustees on those oversight activities; (ix) receive and review reports respecting the analysis, mitigation and rectification of errors occurring with respect to the foregoing matters; and (x) such other functions assigned by the Trustees to the committee from time to time. The committee held three meetings in the Trust’s fiscal year ended September 30, 2016.

Compensation of Trustees

The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $210,000, payable quarterly. Fifteen percent of each quarterly payment must be invested by the Trustee in one or more of the Funds, as the Trustee selects, and is subject to an undertaking by the Trustee to retain the shares during the Trustee’s tenure. In addition, the Trust compensates each Trustee $20,000 for each meeting of Trustees attended by the Trustee in person or by telephone, provided, however, that the compensation is $10,000 for each meeting attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two or more successive days will be considered one meeting for this purpose

The Trust also compensates each Trustee $7,000 for each session of independent Trustees attended by the Trustee in excess of five sessions in any calendar year. Notwithstanding the preceding sentence, a session of independent Trustees will not be considered separately compensable if held within one day before or after any session of a general meeting of Trustees.

The Trust compensates the chairman of the Audit Committee an additional annual compensation of $20,000, payable in quarterly installments.

The Trust compensates the chairman of each standing committee (other than the Audit Committee) an additional annual compensation of $15,000, payable in quarterly installments.

The Trust compensates each independent Trustee $3,500 for each session with a Trust service provider, except that if the Trustee is required to travel away from home for the session or sessions, the Trust compensates the Trustee $7,000 for each session of one or two days and $3,500 for each additional day on which a session is conducted.

Independent Trustees are not separately compensated for days spent attending continuing education programs, or for time spent traveling to meetings, continuing education programs or sessions with service providers, apart from the compensation stated in the preceding paragraphs.

The Trust reimburses each independent Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee’s service for the Trust. The Trust does not pay retirement or pension benefits.

The Trust paid fees to the Trustees during the fiscal year ended September 30, 2016 as follows:

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Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustee

Garrett Thornburg	0	0	0	0

David A. Ater	$313,500	0	0	$313,500

David D. Chase*	$312,750	0	0	$312,750

Sally Corning	$291,500	0	0	$291,500

Susan H. Dubin	$298,500	0	0	$298,500

David L. Gardner	$284,500			$284,500

Brian J. McMahon	0	0	0	0

Owen D. Van Essen	$313,500	0	0	$313,500

James W. Weyhrauch	$298,500	0	0	$298,500

*  Mr. Chase concluded his service as a Trustee effective December 31, 2016.

Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee as of December 31, 2016 in each Fund described in this Statement of Additional Information.

[INFORMATION TO BE PROVIDED BY AMENDMENT]

Personal Securities Transactions of Personnel

The Trust, the investment advisor to the Trust, and the distributor for the advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

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Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a Fund’s investments and the manager’s management of other accounts. These conflicts could include:

●	Allocating a favorable investment opportunity to one account but not another.

●	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

●	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

●	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust’s investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Funds’ investments and the manager’s management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers

Set out below for each portfolio manager named in the Prospectus is information respecting the accounts managed by the manager. Except as noted below, the information presented is current as of September 30, 2016. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of September 30, 2016 the advisory fee for each of the accounts was not based on the investment performance of the account.

Jason Brady

Registered Investment Companies:	Accounts:	5	Assets:	$22,441,847,659
Other Pooled Investment Vehicles:	Accounts:	2	Assets:	$3,897,785
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Connor Browne

Registered Investment Companies:	Accounts:	2	Assets:	$1,167,935,828
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$28,235,016
Other Accounts:	Accounts:	439	Assets:	$419,440,972
Advisory Fee based on Performance:	Accounts:	1	Assets:	$28,235,016

Tim Cunningham

Registered Investment Companies:	Accounts:	2	Assets:	$2,081,194,822
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	487	Assets:	$182,762,937

Greg Dunn

Registered Investment Companies:	Accounts:	2	Assets:	$2,081,194,822
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	487	Assets:	$182,762,937

78

Lon Erickson

Registered Investment Companies:	Accounts:	4	Assets:	$6,158,707,046
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$973
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Rolf Kelly

Registered Investment Companies:	Accounts:	1	Assets:	$30,205,670
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	0	Assets:	$0

Ben Kirby

Registered Investment Companies:	Accounts:	2	Assets:	$17,492,230,539
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$15,688,021
Other Accounts:	Accounts:	0	Assets:	$0

Jeff Klingelhofer

Registered Investment Companies:	Accounts:	4	Assets:	$6,158,707,046
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$973
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Robert MacDonald

Registered Investment Companies:	Accounts:	2	Assets:	$1,167,935,828
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$0
Other Accounts:	Accounts:	439	Assets:	$419,440,972

Brian J. McMahon

Registered Investment Companies:	Accounts:	3	Assets:	$18,222,704,237
Other Pooled Investment Vehicles:	Accounts:	6	Assets:	$267,965,955
Other Accounts:	Accounts:	7	Assets:	$715,321,325

Christopher Ryon

Registered Investment Companies:	Accounts:	7	Assets:	$10,928,185,738
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	231	Assets:	$1,313,625,682

Nicholos Venditti

Registered Investment Companies:	Accounts:	7	Assets:	$10,928,185,738
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	231	Assets:	$1,313,625,682

W. Vinson Walden

Registered Investment Companies:	Accounts:	3	Assets:	$2,118,079,660
Other Pooled Investment Vehicles:	Accounts:	5	Assets:	$264,069,142
Other Accounts:	Accounts:	10	Assets:	$726,186,466

79

Lei Wang

Registered Investment Companies:	Accounts:	1	Assets:	$7,527,047,801
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$269,112,443
Other Accounts:	Accounts:	2,971	Assets:	$1,647,232,640

Charles Wilson

Registered Investment Companies:	Accounts:	1	Assets:	$1,209,089,927
Other Pooled Investment Vehicles:	Accounts:	3	Assets:	$11,791,208
Other Accounts:	Accounts:	0	Assets:	$0

Di Zhou

Registered Investment Companies:	Accounts:	1	Assets:	$7,527,047,801
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$269,112,443
Other Accounts:	Accounts:	2,971	Assets:	$1,647,232,640

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Except as otherwise noted below, the information presented is current as of September 30, 2016. In each case, the dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan, which invests in shares of each of the Funds.

Jason Brady

Limited Term U.S. Government Fund	$50,001 - $100,000
Low Duration Income Fund	$100,001 - $500,000
Limited Term Income Fund	$100,001 - $500,000
Strategic Income Fund	over $1,000,000
Income Builder Fund	over $1,000,000

Connor Browne

Value Fund	over $1,000,000

Tim Cunningham

Growth Fund	$100,001 - $500,000
International Growth Fund	$100,001 - $500,000

Greg Dunn

Growth Fund	$100,001 - $500,000
International Growth Fund	$100,001 - $500,000

Lon Erickson

Limited Term U.S. Government Fund	$10,001 - $50,000
Low Duration Income Fund	$500,001 - $1,000,000
Limited Term Income Fund	$10,001 - $50,000
Strategic Income Fund	$10,001 - $50,000

80

Rolf Kelly

Better World International Fund	over $1,000,000

Ben Kirby

Income Builder Fund	$500,000 - $1,000,000
Developing World Fund	$100,000 - $500,000

Jeff Klingelhofer

Limited Term U.S. Government Fund	$10,001 - $50,000
Low Duration Income Fund	$10,001 - $50,000
Limited Term Income Fund	$50,001 - $100,000
Strategic Income Fund	$50,001 - $100,000

Robert MacDonald (as of October 6, 2016)

Value Fund	over $1,000,000

Brian J. McMahon

Income Builder Fund	over $1,000,000
Global Opportunities Fund	over $1,000,000

Christopher Ryon

Low Duration Municipal Fund	$50,001 - $100,000
Limited Term National Fund	$50,001 - $100,000
Intermediate National Fund	$100,001 - $500,000
Strategic Municipal Income Fund	$100,001 - $500,000
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

Nicholos Venditti

Low Duration Municipal Fund	$1 - $10,000
Limited Term National Fund	$1 - $10,000
Intermediate National Fund	$1 - $10,000
Strategic Municipal Income Fund	$1 - $10,000
Limited Term California Fund	None
Intermediate New Mexico Fund	$1 - $10,000
Intermediate New York Fund	None

W. Vinson Walden

Global Opportunities Fund	over $1,000,000

Lei Wang

International Value Fund	$100,001 - $500,000

Charles Wilson

Developing World Fund	$100,001 - $500,000

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Di Zhou

International Value Fund	$500,001 - $1,000,000

PRINCIPAL HOLDERS OF SECURITIES

[INFORMATION TO BE PROVIDED BY AMENDMENT]

NET ASSET VALUE

Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year’s Day, Washington’s Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation (“TSC”) acts as principal underwriter of each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months’ notice.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal year or period ended September 30, 2016, except for amounts paid under Rule 12b-1 plans, which are described above under the caption “Service and Distribution Plans.”

Fund	Aggregate Underwriting Commissions	Net Underwriting Discounts and Commissions Paid to TSC	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation

Low Duration Municipal Fund	$____	$41	N/A	- 0 -	- 0 -

Limited Term National Fund	$____	$9,580	$44,570	- 0 -	- 0 -

Intermediate National Fund	$____	$6,413	$8,442	- 0 -	- 0 -

Strategic Municipal Income Fund	$____	$935	$4,395	- 0 -	- 0 -

Limited Term California Fund	$____	$2,570	$4,870	- 0 -	- 0 -

Intermediate New Mexico Fund	$____	$1,743	N/A	- 0 -	- 0 -

Intermediate New York Fund	$____	$369	N/A	- 0 -	- 0 -

Limited Term U.S. Government Fund	$____	$251	$1,656	- 0 -	- 0 -

Low Duration Income Fund	$____	$69	N/A	- 0 -	- 0 -

Limited Term Income Fund	$____	$4,897	$40,698	- 0 -	- 0 -

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Fund	Aggregate Underwriting Commissions	Net Underwriting Discounts and Commissions Paid to TSC	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation

Strategic Income Fund	$____	$49,258	$20,201	- 0 -	- 0 -

Value Fund	$____	$20,993	$4,657	- 0 -	- 0 -

International Value Fund	$____	$28,407	$32,744	- 0 -	- 0 -

Growth Fund	$____	$13,596	$7,371	- 0 -	- 0 -

International Growth Fund	$____	$9,864	$12,170	- 0 -	- 0 -

Income Builder Fund	$____	$491,695	$440,074	- 0 -	- 0 -

Global Opportunities Fund	$____	$85,492	$116,992	- 0 -	- 0 -

Developing World Fund	$____	$6,370	$14,161	- 0 -	- 0 -

Better World International Fund	$____	$2,150	$25	N/A	N/A

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are qualified for sale under the laws of every state or territory of the United States, except that the Shares of Limited Term California Fund, Intermediate New Mexico Fund and Intermediate New York Fund are only qualified for sale in California, New Mexico, and New York, respectively.

To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Certain purchases of $1 million or more qualify for purchase without a sales charge, and Thornburg or TSC may pay compensation to financial advisors who place orders of $1 million or more, as more specifically described in the Funds’ Prospectus. However, to the extent shares of a fund purchased pursuant to this exception to the ordinary sales charge on Class A shares are held for more than 12 months but are redeemed less than 18 months after purchase, no compensation will be paid to financial advisors under this program for reinvestment otherwise qualifies for the exception to the sales charge for purchases of $1 million or more. Thornburg and TSC reserve the right to make judgments respecting these payments of compensation in reinvestment of redemption proceeds, in their reasonable discretion.

Waivers of CDSCs on Redemptions

The contingent deferred sales charge (CDSC) imposed on certain redemptions of Class A shares, and on redemptions Class C shares, will be waived in the event of the death of the shareholder (including a registered joint owner) occurring after the purchase of the shares redeemed. The CDSC imposed on redemptions Class C shares also will be waived for redemptions resulting from minimum required distributions made in connection with an IRA, Keogh Plan or a custodial account under Section 403(b) of the Code, or other qualified retirement plan, following attainment of age 70-1/2.

Share Class Conversion within Certain Fee-Based Accounts

Some shareholders may hold shares of the Funds through fee-based programs, often referred to as “wrap accounts,” that are managed by investment dealers, financial advisors or other investment professionals (each, a “wrap account intermediary”). A wrap account intermediary may impose eligibility requirements on a shareholder’s participation in the fee-based program and ownership of shares through the program which are additional to the ownership requirements described in the applicable Prospectus. Under the terms of its fee-based program, a wrap account

83

intermediary may also be permitted to effect a conversion (sometimes referred to as an “in-kind exchange”) of a shareholder’s shares in a Fund, including those shares purchased by the shareholder during the shareholder’s participation in the program, to a different class of shares of that Fund in situations when the shareholder no longer meets the wrap account intermediary’s stated eligibility requirements for the ownership of the class of shares that the shareholder initially purchased. For example, the terms of its fee-based program may permit a wrap account intermediary to effect this type of conversion when a shareholder moves his position in a class of shares of the Funds out of the program that offered that class of shares and into a program or account through which the wrap account intermediary only offers a different class or classes of shares of the Funds. Under other circumstances, a financial intermediary may effect this type of conversion with respect to new clients who held one class of shares of a Fund before becoming a client of the intermediary, and who are eligible for a wrap account through which the intermediary offers a different class of shares of the same Fund. Any such conversion by a wrap account intermediary will be made in accordance with the applicable Prospectuses of the Funds, and will be made without the imposition by the Funds of any sales load, fee or other charge. The class of shares that a shareholder owns after the conversion may bear higher fees and expenses than the class of shares that the shareholder initially purchased.

If you own shares of the Funds through a fee-based program, you should consult with your wrap account intermediary to determine whether there are any additional eligibility requirements that the wrap account intermediary imposes on your participation in their program and your ownership of the Funds’ shares through the program, and whether the wrap account intermediary prescribes any circumstances which may result in the type of share class conversion described herein.

Moving Between Share Classes

Thornburg believes, based upon current interpretations of law, that a shareholder’s exchange of shares of one class of a Fund for shares of a different class of the same Fund may, under certain circumstances, not result in the realization of gain or loss for federal income tax purposes. To determine whether you may be eligible for this type of tax-favored exchange, please contact Thornburg before redeeming your existing shares. You should also consult your own tax advisors with respect to the particular federal, state, local and foreign tax consequences of an exchange of shares.

Even if an exchange does not result in the realization of gain or loss for federal income tax purposes, any sales charges that you paid or that are payable on the shares you originally held (including any contingent deferred sales charges incurred upon redemption) will not be credited back to your account.

Eligibility for Institutional Class Shares

As described in the Prospectus, employees, officers, trustees, and directors of any Fund or Thornburg company, as well as the families of such persons and any trust established for the benefit of such persons or their families, are eligible to purchase Class I shares. In addition, pursuant to procedures adopted by the Trustees of Thornburg Investment Trust, the advisor is authorized to make Class I shares of the Funds available to certain categories of investors upon a determination by the advisor that the sale of Class I shares to that investor will not involve any sales expense to the Funds or to TSC, and is not expected to involve administrative services by the Fund or the advisor significantly exceeding the administrative services that are customarily provided to accounts that own Class I shares.

BUSINESS CONTINUITY PLAN

Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                                 ], whose principal business address is [                                                 ], is the independent registered public accounting firm for the Funds.

84

Thornburg Investment Trust

Statement of Additional Information

Dated February 1, 2017 for

Thornburg Limited Term U.S. Government Fund	Thornburg Core Growth Fund
(“Limited Term U.S. Government Fund”)	(“Growth Fund”)
Class R3: LTURX	Class R3: THCRX
Class R4: LTUGX	Class R4: TCGRX
Class R5: LTGRX	Class R5: THGRX

Thornburg Limited Term Income Fund	Thornburg International Growth Fund
(“Limited Term Income Fund”)	(“International Growth Fund”)
Class R3: THIRX	Class R3: TIGVX
Class R4: THRIX	Class R4: TINVX
Class R5: THRRX	Class R5: TINFX
Class R6: [ ]	Class R6: THGIX

Thornburg Strategic Income Fund	Thornburg Investment Income Builder Fund
(“Strategic Income Fund”)	(“Income Builder Fund”)
Class R3: TSIRX	Class R3: TIBRX
Class R4: TSRIX	Class R4: TIBGX
Class R5: TSRRX	Class R5: TIBMX
Class R6: [ ]	Class R6: [ ]

Thornburg Value Fund	Thornburg Global Opportunities Fund
(“Value Fund”)	(“Global Opportunities Fund”)
Class R3: TVRFX	Class R3: THORX
Class R4: TVIRX	Class R4: THOVX
Class R5: TVRRX	Class R5: THOFX
Class R6: [ ]
Thornburg International Value Fund
(“International Value Fund”)	Thornburg Developing World Fund
Class R3: TGVRX	(“Developing World Fund”)
Class R4: THVRX	Class R5: THDRX
Class R5: TIVRX	Class R6: TDWRX
Class R6: TGIRX

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds’ “Thornburg Retirement Plan Shares” Prospectus dated February 1, 2017. A copy of the Prospectus and the most recent Annual and Semiannual Reports for each of the Funds may be obtained at no charge by contacting the administrator of your retirement plan, by telephoning a Fund Support Representative at 1-800-847-0200 or by writing to the distributor of the Funds’ shares, Thornburg Securities Corporation, at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. The audited financial statements contained in the Annual Reports to Shareholders for each of the Funds for the fiscal year ended September 30, 2016 are incorporated herein by reference. This Statement of Additional Information is incorporated by reference into the Funds’ Retirement Plan Shares Prospectus.

The description of investment policies and limitations that appears in this Statement of Additional Information and the Prospectus does not impose a contractual duty on the Funds or their investment advisor to comply with those policies and limitations, and no express or implied contract is created among a Fund and its shareholders by virtue of those shareholders having made an investment in the Fund or having received this Statement of Additional Information or the Prospectus. Furthermore, while the Trust may enter into contracts with third parties to manage the Funds’ assets and provide other services, as described in this Statement of Additional Information and the Prospectus, the Trust and each such third party are the sole intended beneficiaries of those contracts, and the Funds’ shareholders are not third party beneficiaries of those contracts.

ORGANIZATION OF THE FUNDS	1

INVESTMENT POLICIES	1
Investing in Debt Obligations	2
Investing in Equity Securities	13
Investing in Foreign Debt Obligations and Foreign Equity Securities	15
Investing in Derivative Instruments	17
Other Investments and Investment Techniques	25

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION	29

INVESTMENT LIMITATIONS	29
Limited Term U.S. Government Fund	29
Limited Term Income Fund	31
Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund	33
Developing World Fund	35

CALCULATION OF PERFORMANCE INFORMATION	36

ADDITIONAL MATTERS RESPECTING TAXES	38
Elections by the Funds – Subchapter M	39
Backup Withholding	39
Distributions by Investment Companies - In General	39
Foreign Currency Transactions	40
Foreign Withholding Taxes	41
Redemption or Other Disposition of Shares	41
State and Local Taxes	42
Foreign Account Tax Compliance Act	42

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS	42

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS, AND ADMINISTRATIVE SERVICES AGREEMENTS	42
Investment Advisory Agreement	42
Proxy Voting Policies	44
Administrative Services Agreements	44

SERVICE AND DISTRIBUTION PLANS	46
Service Plan	46
Class R3 Distribution Plan	46
Amounts Paid Under Rule 12b-1 Plans and Agreements	47

FINANCIAL INTERMEDIARY COMPENSATION	48

PORTFOLIO TRANSACTIONS	49
Portfolio Turnover Rates	51

DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION	52
Selective Disclosure of Nonpublic Holdings Information	52
Making Holdings Information Publicly Available	53

MANAGEMENT	53
Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee	59
Structure and Responsibilities of the Board of Trustees	60
Structure and Responsibilities of the Committees of the Trustees	61
Compensation of Trustees	62
Certain Ownership Interests of Trustees	63
Personal Securities Transactions of Personnel	63

i

ii

ORGANIZATION OF THE FUNDS

Limited Term U.S. Government Fund, Limited Term Income Fund, Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund are diversified series of Thornburg Investment Trust, a Massachusetts business trust (the “Trust”) organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the “Declaration”). The Trustees are authorized to divide the Trust’s shares into additional series and classes.

The assets received for the issue or sale of shares of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of that Fund which are available for distribution.

Each of the Funds may in the future, rather than invest in securities generally, seek to achieve its investment objective(s) by pooling its assets with assets of other funds for investment in another investment company having the same investment objective(s) and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (“Thornburg”) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

Each Fund may hold special shareholder meetings and transmit proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will transmit proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

State Street Bank and Trust Company, Boston, Massachusetts, is custodian of the assets of the Funds. The Custodian is responsible for the safekeeping of the Funds’ assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds.

INVESTMENT POLICIES

Information about each Fund’s principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the investment objective(s) stated in the Fund’s prospectus and which Thornburg anticipates may have a significant effect on the Fund’s performance. In general, a security or investment strategy will not be considered a principal strategy of a Fund if it will not represent more than ten percent of a Fund’s assets.

The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund’s investment objective(s) and certain risks associated with those investments. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the investment advisor reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the “Investment Limitations” section of this Statement of Additional Information. For purposes of any such limitation on the percentage of a Fund’s assets that could be invested in a particular investment strategy, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

Limited Term U.S. Government Fund, Limited Term Income Fund and Strategic Income Fund are sometimes referred to collectively in this Statement of Additional Information as the “Fixed Income Funds.” Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund are sometimes referred to collectively in this Statement of Additional Information as the “Equity Funds.”

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in the Fund’s portfolio arising from these or other factors will cause changes in the net asset value of the Fund’s shares.

The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings

Many bonds and other debt obligations are assigned credit ratings by ratings agencies such as Moody’s Investors Service (“Moody’s”), Standard & Poor’s Corporation (“S&P”) or Fitch Investors Service (“Fitch”). The ratings of Moody’s, S&P and Fitch represent their current opinions as to the creditworthiness of the issuers of the debt obligations which the ratings agencies undertake to rate. In determining credit ratings, ratings agencies evaluate each issuer’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect payment in the event of the issuer’s default.

While credit ratings may be helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates, general economic trends or other factors. Accordingly, even the highest rated debt obligation may experience wide price movements. Credit rating agencies may also fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Furthermore, it should be emphasized that credit ratings are general and are not absolute standards of quality. Debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

In addition to using information provided by ratings agencies, Thornburg will subject each debt obligation under consideration for investment to its own credit analysis in an effort to assess each issuer’s financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter.

Each ratings agency uses its own rating classification system to indicate the credit rating assigned to a particular debt obligation. In general, the ratings agencies classify debt obligations into two categories for purposes of the ratings process – long term and short term. The ratings agencies typically assign short term ratings to debt obligations that are considered short term in the relevant market. In the United States, for example, the ratings agencies deem short term debt obligations to include commercial paper and other obligations with an original maturity of no more than 365 days. The following is a brief description of the applicable ratings symbols and their meanings for each of Moody’s, S&P and Fitch.

Ratings for Long Term Debt Obligations

2

Rating	Description

Aaa (Moody’s) AAA (S&P and Fitch)	Debt obligations judged to be of the highest quality, with minimal credit risk. The issuer is determined to have an extremely strong capacity to pay principal and interest on the obligation.

Aa (Moody’s) AA (S&P and Fitch)	Debt obligations judged to be of high quality, with very low credit risk. The issuer is determined to have a very strong capacity to pay principal and interest on the obligation.

A (Moody’s, S&P and Fitch)	Debt obligations judged to be of upper-medium grade quality, with low credit risk. The issuer is determined to have a strong capacity to pay principal and interest on the obligation.

Baa (Moody’s) BBB (S&P and Fitch)

Debt obligations judged to be of medium grade quality, with moderate credit risk and certain speculative characteristics. Adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the last of the ratings categories commonly referred to as “investment grade.”

Ba (Moody’s) BB (S&P and Fitch)

Debt obligations judged to have speculative elements and are subject to substantial credit risk. The issuer may face major ongoing uncertainties, and adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the first of the ratings categories commonly referred to as “below investment grade,” “non-investment grade” or “speculative grade.”

B (Moody’s, S&P and Fitch)

Debt obligations judged to be speculative and subject to high credit risk. Although the issuer currently has the capacity to make principal and interest payments on the obligation, adverse economic conditions will likely impair the ability of the issuer to meet those financial commitments.

Caa (Moody’s) CCC (S&P and Fitch)

Debt obligations judged to be of poor standing and subject to very high credit risk. Such obligations are currently vulnerable to nonpayment by the issuer, particularly in the event of adverse economic conditions or changing circumstances.

Ca (Moody’s) CC (S&P and Fitch)	Debt obligations judged to be highly speculative. These obligations are likely in, or very near, default, with some prospect of recovery of principal and interest.

C (Moody’s, S&P and Fitch)

Debt obligations that are currently highly vulnerable to nonpayment, debt obligations that permit payment arrearages, or debt obligations of an issuer that is the subject of a bankruptcy petition or similar action but has not yet experienced a payment default. These obligations have little prospect for recovery of principal and interest.

D (Moody’s, S&P and Fitch)	Debt obligations that are currently in payment default.

Moody’s may append the numerical modifiers 1, 2 or 3 to any debt obligation rated Aa through Caa to indicate the relative standing of that obligation within its principal rating category. Similarly, S&P and Fitch may append a “+” or “-” to any debt obligation rated AA through CCC to indicate the relative standing of that obligation within its principal rating category. The foregoing ratings are sometimes presented in parentheses preceded with “Con.” (Moody’s) or “p” (S&P and Fitch), indicating that the obligations are rated conditionally/provisionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition may be rated in this fashion. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

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Ratings for Short Term Debt Obligations

Rating	Description

P-1 (Moody’s) A-1 (S&P) F1 (Fitch)

Issuer has a superior ability to repay its short term debt obligations. S&P and Fitch may also designate this type of obligation with a “+” to indicate that the issuer’s capacity to repay the obligation is extremely strong.

P-2 (Moody’s) A-2 (S&P) F2 (Fitch)

Issuer has a strong ability to repay its short term debt obligations, though repayment of these obligations is somewhat more susceptible to adverse economic conditions than obligations in the higher rated category.

P-3 (Moody’s) A-3 (S&P) F3 (Fitch)

Issuer has an acceptable ability to repay its short term debt obligations. Adverse economic conditions are more likely to weaken the ability of the issuer to meet its financial commitments on these types of obligations.

NP (Moody’s)	To the extent a short term debt obligation does not fall into one of the three previous categories, Moody’s identifies that obligation as NP or Not Prime.

B (S&P and Fitch)

The short term debt obligation is judged to have significant speculative characteristics. Although the issuer currently has the capacity to meet financial commitments on these obligations, the issuer faces ongoing uncertainties which could affect the issuer’s ability to meet those commitments. S&P may further delineate this ratings category into “B-1,” “B-2” or “B-3 to indicate the relative standing of an obligation within the category.

C (S&P and Fitch)	The short term debt obligation is currently vulnerable to nonpayment, and the issuer is dependent on favorable economic conditions to continue to meet its commitments on the obligation.

D (S&P and Fitch)	The short term debt obligation is in payment default.

Ratings of Municipal Notes.    In addition to the foregoing, the ratings agencies may separately categorize municipal notes. Municipal notes are debt obligations issued by states, cities and local authorities and which mature in one year or less. When rating municipal notes, Moody’s uses ratings symbols MIG 1, MIG 2, MIG 3, MIG 4 and SG, S&P uses ratings symbols SP-1+, SP-1, SP-2 and SP-3, and Fitch uses ratings symbols F-1, F-2, F3, F-S and D. As with the ratings systems used for other debt obligations, the rating agencies’ categorization of municipal notes reflects a decreasing judgment of the ability of the issuer to meet its financial obligations under the note.

Dual Ratings.  The rating agencies may assign dual ratings to all long term debt obligations that have a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used to denote the long term maturity and the short term debt rating symbols are used to denote the put option (for example, “AAA/A-1+”). For certain “demand notes” maturing in 3 years or less, the respective municipal note rating symbols, combined with the short term debt obligation symbols, are used (for example. “SP-1/A-1”).

Determining a Portfolio’s Average Maturity

As discussed in the Prospectus, Limited Term U.S. Government Fund and Limited Term Income Fund seek to reduce changes in the value of their shares by maintaining a portfolio of investments with a certain dollar-weighted average maturity. A debt obligation’s maturity generally represents the time remaining until the principal amount of that obligation becomes due and payable.

For purposes of determining an investment’s maturity, Thornburg will treat a debt obligation as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable

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rate of interest which, in the judgment of Thornburg, will result in the instrument being valued in the market as though it has an earlier maturity.

In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations, such as United States Treasury Bills and United States Treasury Notes, have stated maturities. However, other obligations a Fund may acquire are interests in pools of mortgages or other loans having varying maturities. Due to prepayments of the underlying mortgage instruments or other loans, such securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security’s remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by a Fund based on Thornburg’s evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life. For example, the mortgage instruments in the pools underlying mortgage-backed securities may have a range of different original maturities. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

Certain securities which have variable or floating interest rates or demand or put features may be deemed by Thornburg to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed by Thornburg to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Determining a Debt Obligation’s Duration

Each of the Fixed Income Funds may from time to time seek to reduce changes in the value of its shares by maintaining a portfolio of investments with a particular dollar-weighted average duration, or may otherwise monitor a portfolio’s average duration. Duration is an estimate of the sensitivity of a debt obligation to changes in interest rates, and is consequently a measure of interest rate risk. The duration of a given debt obligation represents an approximation of the expected percentage change in a debt obligation’s value in response to a change in interest rates. Duration is commonly expressed as a number of years, and the value of an obligation or a portfolio of obligations with a higher number—a longer duration—will be more volatile in response to changes in interest rates.

Computations of duration for a specific debt obligation or for a portfolio of debt obligations will vary depending upon various factors, including the assumptions employed in performing the computations. Because duration figures are estimates, the actual changes in market values of specific debt obligations or portfolios of obligations may be different from the estimated changes in valuations based upon durations computed for the obligations or portfolios of obligations.

Inverse Floating Rate Notes

Each of the Funds may invest in inverse floating rate notes.

Inverse floating rate notes, sometimes referred to as “inverse floaters,” are a form of debt obligation that is ordinarily created by depositing a fixed-rate municipal obligation with a trustee, which divides the fixed rate obligation into two floating rate obligations, one which is a short-term floating rate security paying interest at rates that reset daily or on another short-term basis, and a second of which is a residual interest - the inverse floater - that is also a floating rate obligation which pays interest at rates that move in the opposite direction of the yield on the short-term floating rate obligation. Because changes in the interest rate on the short-term obligation issued by the trust inversely affect the interest paid on the inverse floater, the value and the income of the inverse floater is generally more volatile than that of an ordinary fixed rate debt obligation. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these investments is relatively volatile. These investments tend to underperform the market for fixed rate obligations in a rising long-term interest rate environment, but tend to outperform the market for fixed rate obligations when interest rates decline. Although they can be volatile, inverse floaters may offer the potential for yields exceeding the yields available on fixed rate obligations with comparable credit quality and maturity. These investments usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a

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partial hedge against rising rates if exercised at an opportune time. While inverse floaters would expose a Fund to leverage risk, they are not subject to the Funds’ borrowing restrictions.

Lower-Quality Debt Obligations

Each of the Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined subsequent to purchase to be of lower-quality.

For these purposes, “lower-quality” debt obligations include debt obligations rated below Baa by Moody’s or BBB by S&P or Fitch, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations’ investment merits, which could depress the Fund’s net asset value and reduce the Fund’s overall investment performance. If market quotations are not available, lower-quality debt obligations will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund’s ability to sell these securities. Since the risk of default is higher for lower-quality debt obligations, Thornburg’s research and credit analysis are an especially important part of managing securities of this type held by a Fund. In considering investments for a Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

The Funds may also invest from time to time in unrated obligations. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment’s actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lesser rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities

Mortgage-Backed Securities.  Each Fund may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see “Structured Finance Arrangements - Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

Interests in pools of mortgage-backed securities differ from other forms of debt obligations. Whereas other forms of debt obligations normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, mortgage-backed securities provide a monthly payment which consists of both interest and

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principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the U.S. Department of Veteran Affairs or the Farmers Home Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

In September 2008, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship overseen by the Federal Housing Finance Authority. That arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the purchase of United States Treasury stock, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee. There is also an ongoing debate among federal policy makers regarding whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.

Mortgage Pass-Through Securities.  Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

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Asset-Backed Securities.  Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in asset-backed securities.

The securitization techniques used to develop mortgage-backed securities (see “Mortgage-Backed Securities” and “Mortgage Pass-Through Securities” above) are also applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to the CMO pattern (see “Structured Finance Arrangements -- Collateralized Mortgage Obligations” below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

One example of this type of asset-backed security is a Certificate of Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Limited Term Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund’s investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments.

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Municipal Obligations

Each Fund may invest in municipal obligations.

Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term “municipal obligations” for this discussion if the interest paid thereon is exempt from federal income tax.

Municipal obligations are generally classified as municipal bonds or municipal notes. A municipal bond typically has a maturity of more than one year and is issued by a state, city or local authority to meet longer-term capital needs. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. In contrast to municipal bonds, municipal notes typically have a maturity of one year or less and are issued by states, cities and local authorities to provide for short-term capital needs, often as an interim step in anticipation of the municipality receiving future revenue.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a Fund’s portfolio.

Auction Rate Securities.  An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

Fixed Rate Demand Obligations.  A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The “demand” feature permits the holder to demand payment of principal and interest prior to the instrument’s final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel. The credit quality of such investments will be determined by Thornburg at the time of purchase, and will be reviewed by Thornburg from time to time thereafter.

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Floating Rate and Variable Rate Demand Obligations.  Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund’s investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

Mortgage-Backed Municipal Obligations.    Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above.

Municipal Leases.    A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer’s taxing power is pledged, these lease obligations are typically backed by the issuer’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an “event of nonappropriation”); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer’s general credit is adequate; and (v) such other factors concerning credit quality or the Fund’s legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

Structured Finance Arrangements

Collateralized Mortgage Obligations (“CMOs”).  Each Fund may invest in CMOs.

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the

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first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds. Proceeds of the offering are used to purchase mortgage pass-through certificates (the “collateral”). The collateral is pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. Once the Series A, B, and C bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

Each Fund may also invest in CMOs issued by Freddie Mac. Like other CMOs, Freddie Mac CMOs are issued in multiple classes having different maturity dates. Freddie Mac CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Payments of principal and interest on the CMOs are typically made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of the Federal Housing Administration prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of Freddie Mac’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements.  Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may also invest in other types of structured finance arrangements besides CMOs.

Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and similarly structured securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations (“CDOs”).

The cashflows from a CDO’s trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars” below. CDOs may charge management fees and

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administrative expenses, which are in addition to those of the Fund. A Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities described elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the qualify of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

U.S. Government Obligations

Each of the Funds may invest in obligations of the U.S. Government.

U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, Ginnie Mae, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and Fannie Mae. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. All U.S. Government Obligations are subject to the same risks affecting other debt obligations. Even if a U.S. Government Obligation is backed by the full faith and credit of the U.S. Treasury, it is possible that the U.S. government may be unable or unwilling to repay principal and interest when due, and may require that the terms for payment be renegotiated.

One specific type of U.S. Government Obligation is a Treasury Inflation Protected Security (“TIPS”). TIPS are debt obligations issued by the U.S. Treasury which are intended to protect investors from the negative effects of inflation. The principal value of the TIPS is periodically adjusted according to the rate of inflation, as measured by changes in the Consumer Price Index. Interest on TIPS is paid semi-annually as a fixed percentage of the inflation-adjusted principal amount. Typically, the interest rate on TIPS is lower than the interest rate paid on other U.S. Government Obligations of the same maturity.

Zero Coupon Bonds and “Stripped” Securities

Each of the Funds may purchase zero coupon bonds, including stripped securities.

Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

A “stripped” security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a “principal only” or “P/O” security, while the interest component is often referred to as an “income only” or “I/O” security.

Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

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Investing in Equity Securities

Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value.

The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign equity securities.

Closed End Funds

Strategic Income Fund and each of the Equity Funds may invest in the shares of closed end funds, including closed end funds which have elected to be treated as business development companies under the Investment Company Act of 1940 (the “1940 Act”).

Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see “Exchange Traded Funds” below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund’s shares often diverge to a greater extent from the net asset value of the fund’s underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund’s expenses in addition to the expenses of the Fund.

Convertible Securities

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in convertible debt obligations, and Strategic Income Fund and each of the Equity Funds may also invest in convertible preferred equity securities.

Convertible debt obligations may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that a Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

As with convertible debt, a convertible preferred equity security may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock. The market value of the convertible preferred equity security typically varies in accordance with the market value of the underlying common stock and, accordingly, is subject to the same risks affecting the underlying common stock.

Exchange Traded Funds

Strategic Income Fund and each of the Equity Funds may invest in the shares of exchange traded funds (“ETFs”).

ETFs are investment companies that invest in various securities and financial assets. ETFs are created either to provide investment results corresponding to a securities index, or are actively managed in a manner corresponding more closely to a traditional mutual fund. ETFs are typically available to investors as units of beneficial interest in a trust, and

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are purchased and sold on an exchange in the same way as common stocks. The values of ETF shares increase and decline as the values of the ETF’s component securities and other investments fluctuate with the market changes, and usually trade in a relatively narrow range relative to the net asset value of its underlying portfolio investments because the structure of an ETF permits certain major market participants to redeem shares of the ETF for a “basket” of the ETF’s underlying investments. Shares in an ETF held by a Fund are consequently subject to the same general market risks that affect the underlying investments by the ETF, except that a Fund’s investments in an ETF may not exactly match the performance of any specific index (and may not perform as well as any specific index) because of differences between the ETF’s investments and the index or other factors. In addition, each ETF incurs its own operating expenses, so that if a Fund invests in an ETF, shareholders of the Fund bear the ETF’s expenses in addition to the expenses of the Fund.

From time to time a Fund may take short positions in leveraged ETFs. Leveraged ETFs are ETFs that use derivatives instruments or other investment techniques to try to generate returns that exceed the returns of their underlying portfolio investments. The use of leverage by ETFs tends to exaggerate the effect of any increase or decrease in the value of the ETF’s underlying investments and may, therefore, cause the value of the ETF’s shares to be more volatile than if the ETF did not use leverage.

Initial Public Offerings

Strategic Income Fund and each of the Equity Funds may invest in common stock or other equity securities offered through initial public offerings (“IPOs”).

An IPO is an issuer’s first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times a Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that a Fund will have access to profitable IPOs and, as the Fund’s assets grow, any positive impact of IPO investments on the Fund’s performance likely will decline.

Investments in the Equity Securities of Smaller Companies

Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

Preferred Stock

Strategic Income Fund and each of the Equity Funds may invest in preferred stock.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments

Strategic Income Fund and each of the Equity Funds may invest in real estate investment trusts (“REITS”).

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings.

Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values,

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property taxes and interest rates. In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales

Strategic Income Fund and each of the Equity Funds may enter into short sales with respect to an investment that Thornburg believes to be overvalued or to hedge against the Fund’s long exposures. The Fund may engage in short selling with respect to any of the securities in which the Fund is permitted to invest, including domestic and foreign equity securities and debt obligations.

In a short sale, the Fund borrows a security from a lender and then sells that borrowed security to another party. In order to complete the short sale, the Fund must return the borrowed security to the lender, which the Fund normally does by purchasing that security on the open market and delivering it to the lender. The Fund will realize a gain if the price of the security declines between the date the Fund borrowed the security and the date the Fund purchased the security to replace the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The Fund is required to pay to the lender amounts equal to any dividend or interest which accrues on the borrowed security during the period of the loan. The Fund may also be required to pay a premium, fee, or other amount to the lender in exchange for borrowing the security. To secure its obligation to deliver the borrowed security to the lender, the Fund must segregate with its Custodian an amount of cash, cash equivalents, or liquid securities equal to the current market value of the borrowed security, which amount is marked to market each day, or the Fund must otherwise cover its short position in accordance with positions taken by the staff of the SEC.

Although the Fund hopes to profit from its short sales, short sales may include risks that are different than, and in some respects may exceed, the Fund’s long investments. Because there is no limitation on the amount to which the price of a security may increase between the date that the Fund borrows it from the lender and the date that the Fund must purchase the security on the open market to deliver it to the lender, the losses that the Fund incurs from a short sale are potentially limitless. In contrast, the losses that the Fund may realize on its long positions cannot exceed the total amount of the Fund’s investments in those positions. The lender in a short sale transaction may have a right to require the Fund to return the borrowed securities earlier than scheduled, in which case the Fund may have to purchase the securities on the open market at a time when the securities’ prices are unfavorable. To the extent the Fund is required to deliver collateral to the lender in response to declines in the value of the Fund’s short positions, the Fund may have to sell other securities in its portfolio to meet those collateral requirements. Such sales may not be at favorable prices, or may impede the pursuit of the Fund’s investment strategy. Short sales also subject the Fund to the risk that the lender will go into bankruptcy, default, or otherwise fail to fulfill its obligations to the Fund before the Fund can return the borrowed securities to the lender.

When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio. The use of leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s underlying investments, and may, therefore, cause the Fund’s share price to be more volatile.

Warrants and Rights

Subject to certain limitations, as described in “Investment Limitations” below, Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in warrants and similar rights. A warrant represents an option to purchase a stated number of shares of common stock of an issuer at a specified price during a specified period of time. The prices of warrants will not always correlate with the prices of the underlying shares of stock. In addition to the risks relating to the underlying stock, the purchase of warrants involves the risk that the effective price paid for the warrant, when added to the subscription price of the underlying stock, will exceed the market price of the underlying stock. Rights represent a preemptive right to purchase additional shares of an issuer’s common stock at the time of a new offering of those shares, thereby permitting the rights holder to retain the same ownership percentage after the new offering.

Investing in Foreign Debt Obligations and Foreign Equity Securities

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in foreign debt obligations or foreign equity securities. International Value Fund, International Growth Fund, and

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Developing World Fund invest primarily in foreign securities, Global Opportunities Fund invests in a portfolio of both domestic and foreign securities, and at times the portfolios of other Funds may contain a significant percentage of foreign securities.

A Fund’s investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. The Fund’s investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of the Fund’s investment policies and restrictions.

Developing Countries

The considerations noted above generally are intensified for investments in developing countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

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Foreign Currency Transactions

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled “Investing in Derivative Instruments - Foreign Currency Transactions,” “Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies,” “Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies,” and “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps.”

Investing in Derivative Instruments

A derivative instrument is a financial contract the value of which depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

A Fund’s investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See “Taxes.” A Fund’s investment in derivative instruments may also be limited to the extent Thornburg intends to continue to claim exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act. See “Commodity Exchange Act Registration Exemption.”

The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions

Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see “Forward Contracts”, “Futures Contracts” and “Options” below) may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

Eurodollar Instruments

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may make investments in Eurodollar instruments.

Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

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Foreign Currency Transactions

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

Conversions on a Spot Basis.  A Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency Forward Contracts.  A currency forward contract is a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

In those instances when a Fund enters into a forward currency contract, it typically does so for portfolio hedging purposes. In that regard, a Fund may enter into a forward contract to sell a foreign currency in which certain of its portfolio investments are denominated as a strategy to reduce the risk that a decline in the value of the foreign currency relative to the U.S. dollar will diminish the value of the portfolio investments denominated in that foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A Fund could use a similar hedging strategy in an “indirect hedge” with respect to securities holdings that are denominated in U.S. dollars or another currency, but which do a substantial amount of business in a given foreign currency and are consequently exposed to a risk that the value of that foreign currency will decline relative to the U.S. dollar or other currency in which the holding is denominated. The Funds do not enter into hedging transactions in all instances when it might be desirable to do so, and any Fund may be exposed to currency risk some or most of the time without any hedging position for purposes of reducing that risk.

A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

In another circumstance, a Fund that has agreed to buy or sell a security denominated in a foreign currency may seek to “lock in” the U.S. dollar price of the security by entering into a forward contract to buy or sell the relevant foreign currency for a fixed amount of U.S. dollars. This technique, sometimes referred to as a “settlement hedge” or “transaction hedge,” is intended to protect a Fund against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

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Except as stated below, a Fund does not enter into or maintain a forward currency contract if the settlement of the contract would obligate the Fund to deliver an amount of currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or another currency that is the proxy currency in a proxy hedge or is the subject of an indirect hedge described above). A Fund may, however, enter into a contract or maintain an exposure to forward contracts in excess of the value of the Fund’s portfolio securities denominated in or exposed to the pertinent currency, to the extent the excess is addressed by one or a combination of the following: (1) the excess is no greater than five percent of the full amount of the aggregate of the contracts in the currency which settle on the same date, and occurs on a temporary basis due to fluctuations in the currency value or the value of the underlying securities; (2) the excess is offset by one or more forward contracts in the same currency which settle on the same day and so reduce the Fund’s obligation to deliver the currency; (3) the Fund covers the excess by segregating cash or liquid securities on its books in the amount of the excess; or (4) the Fund enters into an option on the currency or otherwise enters into an offsetting transaction under which it has the right to acquire the currency that is the subject of the excess. Segregation of assets is generally effected through earmarking the assets as segregated on the books of the Fund or its custodian. For forward currency contracts involving certain foreign currencies that are subject to currency controls or are otherwise not freely tradeable, rules applicable to the Funds’ custodian may require that a Fund maintain in a segregated account with the custodian liquid assets at least equal to the value of the contract. Such assets will be marked to market daily, and may consist of cash, cash equivalents, high grade liquid debt obligations, or other assets agreed to by the parties to the future contract. The deposit of such collateral with the custodian does not constitute purchasing securities on margin for purposes of a Fund’s investment limitations.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See “Futures Contracts,” below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country’s own economy.

Successful use of currency management strategies will depend on Thornburg’s skill in analyzing and predicting currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency’s value rose at a time when Thornburg had hedged a Fund’s exposure by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency’s appreciation. If Thornburg hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that Thornburg’s use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

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Liquidity of Futures Contracts.  Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund’s access to other assets that it has deposited to cover its futures positions also could be impaired.

Margin Payments.  The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant (“FCM”) as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily “variation margin” payments as required during the term of the contract in order settle the change in the contract’s value on a daily basis (a process known as “marking to market”). Segregated assets may consist of cash, cash equivalents or high grade liquid debt obligations, or other assets agreed to by the parties to the futures contract. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Correlation of Price Changes.  Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund’s other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Relating to Foreign Currencies.   Currency futures contracts are similar to forward currency exchange contracts (see “Currency Forward Contracts” above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Indexed Securities

Strategic Income Fund and each of the Equity Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together

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with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may purchase or write put and call options to hedge against anticipated interest rate or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

Purchasing Put and Call Options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed exercise or “strike” price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument’s price does not rise sufficiently to offset the buyer’s cost of purchasing the option and transaction costs.

The purchase of options increases a Fund’s costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund’s net asset value being more sensitive to changes in the instruments underlying the options.

An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

Writing Put and Call Options.   When a Fund sells or “writes” a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund’s potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

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Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

All call options written by a Fund must meet applicable asset segregation requirements as long as the call is outstanding.

Exchange-Traded Options.   Options may be traded on exchanges, or may be traded “over-the-counter” (see discussion of “OTC Options” below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, “OTC” options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund’s limitation on investments in illiquid instruments. See “Illiquid Investments” below.

Limited Term Income Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as “primary dealers,” broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of “A-1” from Standard & Poor’s Corporation or “P-1” from Moody’s Investor Services or have been determined by Thornburg to have an equivalent credit rating. Additionally, Limited Term Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the counterparty to buy back the option at a formula price within seven days. Limited Term Income Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Liquidity of Options.  Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing

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positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Correlation of Price Changes.   Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

Options Relating to Foreign Currencies.    The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options on Futures Contracts.   Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

Options on Indices.   Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Structured Notes

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may invest in structured notes.

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Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars

Limited Term Income Fund, Strategic Income Fund and each of the Equity Funds may enter into swap agreements and related caps, floors and collars. None of these Funds are limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund’s investment objective and policies.

Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Inasmuch as any swap, floor, cap or collar is entered into for good faith hedging purposes, Thornburg and the Funds believe that the obligation does not constitute a senior securities under the 1940 Act and, accordingly, will not treat the obligation as being subject to a Fund’s borrowing restrictions. Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Credit Default Swaps.  A credit default swap is a credit derivative in which two parties enter into an agreement to transfer the credit exposure of fixed income securities. The buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.

Currency Swaps.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

Equity Swaps.  In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

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Interest Rate Swaps and Forward Rate Contracts.   Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Total Return Swaps.  A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Caps, Floors and Collars.    The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

Other Investments and Investment Techniques

Cash Management

Each Fund except Limited Term U.S. Government Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00. The Capital Management Fund seeks current income consistent with liquidity management and safety of capital. To pursue that investment objective, the Capital Management Fund invests principally in short-term obligations which are determined by Thornburg to be of high quality including, but not limited to, obligations issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states, and municipalities, and international organizations such as the World Bank and the International Monetary Fund, and repurchase agreements based on those obligations. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund. Those indirect expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Certificates of Deposit

Each Fund may under certain circumstances purchase bank certificates of deposit. Each Municipal Fund may invest in certificates of deposit of domestic banks with assets of $1 billion or more as part of the Fund’s permitted “temporary investments” (see “Temporary Investments” below). Limited Term U.S. Government Fund may invest up to 20% of its assets in: (i) certificates of deposit maturing in one year or less after the date of acquisition and issued by domestic banks with assets of $1 billion or more; and (ii) certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit in which Limited Term U.S. Government Fund invests (whether or not insured in whole or in part) is nonnegotiable and matures in more than seven days, the certificate of deposit will be deemed by Limited Term U.S. Government Fund to be illiquid and will, therefore, be subject to the Fund’s investment restriction respecting investment in illiquid securities. Limited Term Income Fund may invest in certificates

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of deposit of domestic and foreign banks with assets of $1 billion or more, including foreign branches of domestic banks. Limited Term Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions with assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund’s assets (taken at current value) are invested in certificates of deposit of such banks. Strategic Income Fund and each of the Equity Funds may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See “Foreign Investments” above).

Dollar Roll Transactions

Each Fund may enter into “dollar roll” transactions.

Dollar roll transactions consist of the sale by a Fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds’ investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund’s rights and obligations relating to the investment).

Investments currently considered by Thornburg to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and municipal lease obligations subject to non-appropriation risk where the underlying lease is not rated (at the time the obligation is purchased by the Fund) within the four highest grades of Moody’s, S&P or Fitch and is not subject to a remarketing agreement (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by Thornburg to be capable of performing its obligations) except that Thornburg also may

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determine an unrated lease obligation to be readily marketable because it is backed by an irrevocable bank letter of credit or an insurance policy. Based on its ongoing review of the trading markets and other factors affecting the Funds’ investments, Thornburg may determine from time to time that other investments are illiquid, including certain types of restricted securities, mortgage-backed securities and asset-backed securities, developing country securities, or derivative instruments. With respect to any over-the-counter options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures approved by the Trustees.

Each Fund is limited from investing more than a certain percentage of its net assets in illiquid securities. Please see “Investment Restrictions” below for a discussion of the specific limitations applicable to each Fund’s investment in illiquid securities. If through a change in values, net assets, or other circumstances, a Fund were in a position where the percentage of its portfolio comprised of illiquid securities exceeded that Fund’s percentage investment restriction on investment in illiquid securities, the Fund would seek to take appropriate steps to protect liquidity.

Repurchase Agreements

Each Fund may enter into repurchase agreements.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

A repurchase agreement may be viewed as a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See “Illiquid Investments” above.

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Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements. Neither Limited Term U.S. Government Fund nor Income will enter into a reverse repurchase agreement if, as a result, more than 5% of the Fund’s total assets would then be subject to reverse repurchase agreements.

In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds’ assets and may be viewed as a form of leverage.

Securities Lending

Each Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg’s judgment, the consideration to be earned from such loans would justify the risk.

Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments

Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

When-Issued Securities

Each Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days, though the settlement cycles for some when-issued transactions are longer. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. Additionally, purchasing securities on a when-issued or delayed delivery basis involves the risks that the security will never be issued or that the other party to the transaction will not meet its obligation, in which events the Fund may lose both the investment opportunity for the assets it segregates to pay for the when-issued or delayed delivery security and any gain in that security’s price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. A Fund also will maintain in a segregated account with its custodian liquid assets at least equal in value to commitments for when-issued or delayed delivery securities. Such assets will be marked to the market daily, and will be used specifically for the settlement of when-issued or delayed delivery commitments. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase

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such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION

In connection with its management of the Trust, Thornburg has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “CEA”) and, therefore, neither Thornburg nor the Trust is currently subject to registration or regulation as a commodity pool operator under the CEA. The U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the CEA that reduce the ability of certain regulated entities, including registered investment companies and their investment advisors, to claim the exclusion from the definition of the term “commodity pool operator.” Among other requirements, the CFTC’s amendments impose limitations on the use of certain derivative instruments, including certain types of commodity futures contracts, commodity options contracts, and swaps, by entities seeking to rely on Rule 4.5. Thornburg currently intends to manage the Funds’ assets in a manner which is consistent with the limitations imposed by Rule 4.5. To the extent Thornburg or the Funds became no longer eligible to claim an exclusion from the definition of the term “commodity pool operator,” then Thornburg or some or all of the Funds may become subject to registration and regulation under the CEA. Such regulation may have an adverse effect on Thornburg’s ability to manage the Funds, may impair the ability of the Funds to achieve their investment objective(s), and may result in higher operating expenses for the Funds and reduced investment returns to Fund investors.

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For those policies and limitations which can only be changed by a majority of a Fund’s outstanding voting shares, the term “majority” means the lesser of (i) 67% of the shares of the Fund present in person or by proxy at a meeting of the holders of more than 50% of the Fund’s outstanding shares, or (ii) more than 50% of the outstanding shares of the Fund.

Limited Term U.S. Government Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Limited Term U.S. Government Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Limited Term U.S. Government Fund may not:

(1)     Invest more than 20% of the Fund’s assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase agreements secured by such obligations, generally described (but not limited) in the Prospectus, and then only in the nongovernmental obligations described in the Prospectus;

(2)     Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

(3)     Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund’s total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund’s total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

(4)     Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund’s custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

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(5)     Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(6)     Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally in the Prospectus;

(7)     Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

(8)     Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

(9)     Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund’s entry into futures contracts will not be considered the purchase of securities on margin;

(10)   Make short sales of securities;

(11)   Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

(12)   Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

(13)   Purchase securities of any issuer if the purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

(14)   Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

(15)   Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund’s total assets would be invested in any one industry;

(16)   Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund’s knowledge, those officers and Trustees of the Fund, or those officers and directors of Thornburg, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

(17)   Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

(18)   Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund’s existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund’s total assets;

(19)   Purchase any put or call option not related to a futures contract;

(20)   Purchase the securities of any issuer if as a result more than 10% of the value of the Fund’s net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale (“restricted securities”) or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund’s net assets; or

(21)   Issue senior securities, as defined under the 1940 Act, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described in the Prospectus or this Statement of Additional Information and as limited by the foregoing investment limitations.

Whenever an investment policy or restriction states a minimum or maximum percentage of the Limited Term U.S. Government Fund’s assets which may be invested in any security or other assets, it is intended that the minimum or

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maximum percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

In applying the percentage restrictions on the Limited Term U.S. Government Fund’s investments described under the caption “Principal Investment Strategies” in the Fund’s Prospectuses, and in applying the restriction described in item (1), above, “assets” is understood to mean net assets plus borrowings for investment purposes.

For the purposes of applying the limitation set forth in paragraph (6) above, the Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

For the purposes of applying the limitation set forth in paragraph (9) above, any initial and variation margin payments that a Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin.”

Although the Limited Term U.S. Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Limited Term Income Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Limited Term Income Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Limited Term Income Fund may not:

(1)     with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2)     borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

(3)     purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund’s ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

(4)     act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

(5)     make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

(6)     issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

(7)     purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

For the purposes of applying the limitation set forth in paragraph (3) above, the Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

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The following investment limitations are not fundamental and may be changed without shareholder approval:

(a)     The Fund does not currently intend to purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company (the “acquired company”) if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund’s total assets, or (iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund’s total assets. The limitations stated in this subparagraph (a) do not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(b)     The Fund will not pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets.

(c)     The Fund does not currently intend to purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment advisor of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both.

(d)     The Fund does not currently intend to purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. Any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(e)     The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(f)     The Fund does not currently intend to purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(g)     The Fund does not currently intend to purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(h)     The Fund will not buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund’s potential obligations under its investments in derivative instruments, other than those with respect to futures and options thereon) would exceed 50% of the Fund’s net assets.

(i)     The Fund will not enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund’s total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

(j)     The Fund does not currently intend to invest more than 5% of its assets in derivative instruments, although

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this limitation will not apply to investments in derivative instruments made by the Fund for bona fide hedging or risk management purposes.

(k)     The Fund does not currently intend to invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests).

(l)      The Fund will not borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements.

(m)    The Fund does not currently intend to purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund’s total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value).

(n)     The Fund will not make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund’s total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund’s total assets.

(o)     The Fund does not currently intend to purchase or sell real estate limited partnership interests.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with Limited Term Income Fund’s repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, and Global Opportunities Fund, which may not be changed by any Fund unless approved by a majority of the outstanding shares of that Fund. Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, or Global Opportunities Fund may not:

(1)     with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(2)     issue senior securities, except as permitted under the 1940 Act;

(3)     borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4)     underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

(5)     purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6)     purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7)     purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8)     lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

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For the purposes of applying the limitation set forth in paragraph (6) above, a Fund is permitted to hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate.

The following investment limitations are not fundamental and may be changed without shareholder approval as to each Fund:

(i)     The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii)    The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iii)   The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(iv)   The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v)    The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund’s limitations on investments in illiquid securities.

(vi)   The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker’s commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act), provided that any such investments comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder, or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(vii)  The Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. The foregoing does not apply to the Fund’s investments in Thornburg Capital Management Fund or in any other investment company within the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act); provided that any such investments will comply with Section 12(d)(1)(G) of the 1940 Act and rules thereunder.

(viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund’s net assets. Included in that amount, but not to exceed 2% of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(ix)   The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(x)    The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer’s securities.

(xi)   The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

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Developing World Fund

Thornburg Investment Trust has adopted the following fundamental investment policies applicable to Developing World Fund which may not be changed unless approved by a majority of the outstanding shares of the Fund. Developing World Fund may not:

(1)      issue senior securities, except as permitted under the 1940 Act;

(2)      borrow money, except as permitted under the 1940 Act;

(3)      underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities);

(4)      purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, nor shall it prevent the Fund from holding real estate as a result of the Fund’s efforts to restructure a bond or other investment that was backed by real estate);

(5)      purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts and other derivative instruments or from investing in securities or other instruments backed by physical commodities);

(6)      lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to lending of portfolio securities, purchases of debt obligations or other instruments, or to repurchase agreements; or

(7)      with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(8)      invest more than 25% of its total assets in any one industry.

In connection with restriction number 2, above, the 1940 Act currently permits an investment company to borrow money if the borrowings do not exceed one-third of the company’s total assets after subtracting liabilities other than the borrowings.

In determining whether an issuer should be classified in a particular industry for purposes of restriction number 8 above, Thornburg may rely on its own analysis of the issuer or on available third party industry classifications. Securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries for this purpose.

The following investment limitations are not fundamental and may be changed without shareholder approval; provided that the first investment limitation listed below may only be changed to the extent that the Fund’s Trustees provide 60 days’ prior written notice of the change to the Fund’s shareholders:

(i)       The Fund will invest at least 80% of its assets (which, for this purpose, refers to the net assets of the Fund plus the amount of any borrowings) in developing country issuers, as defined in the Fund’s Prospectus;

(ii)      The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii)     The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that any initial and variation margin payments that the Fund may be required to make in connection with its permitted investment strategies do not constitute the purchase of securities “on margin” for purposes of this limitation.

(iv)     The Fund may borrow money only (a) from a bank or (b) by engaging in transactions that are deemed to be borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v)      The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are considered by Thornburg to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

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(vi)     The Fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Fund’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

CALCULATION OF PERFORMANCE INFORMATION

Each Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund’s net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is “annualized” to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. “Cumulative total return” describes total return over a stated period, while “average annual total return” is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. A Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

All performance figures are calculated separately for each class of shares of a Fund. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund’s expenses for the period.

Yield quotations include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund’s average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund’s return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund’s maximum public offering price, the return computed by using the Fund’s maximum public offering price also will be quoted in the same piece; (5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

For the Funds’ investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating the Funds’ yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income

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assumed in yield calculations, a Fund’s yield may not equal its distribution rate, the income paid to a shareholder’s account, or the income reported in the Fund’s financial statements.

Yield information may be useful in reviewing a Fund’s performance and in providing a basis for comparison with other investment alternatives. However, each Fund’s yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Total returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value (“NAV”) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund’s performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a Fund’s maximum sales charge into account. Excluding a Fund’s sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Limited Term U.S. Government Fund, Limited Term Income Fund or Strategic Income Fund also may illustrate performance or the characteristics of its investment portfolio through graphs, tabular data or other displays which describe (i) the average portfolio maturity or average duration of the Fund’s portfolio securities relative to the maturities or durations of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard bench marks or indices such as the Treasury yield curve), (iii) changes in the Fund’s share price or net asset value in some cases relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Fund’s (or other investments’) net asset value or price and the Fund’s (or other investments’) investment return.

Charts and graphs using the Fund’s net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund’s adjusted NAVs are not adjusted for sales charges, if any.

The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week’s adjusted closing NAV or total return for a specified period. A short-term moving average NAV is the average of each day’s adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

Each Fund’s performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (“Lipper”), an independent service that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund’s performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund’s performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial

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publications also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

Each Fund may be compared in advertising to Certificates of Deposit (“CDs”) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, while a Fund may offer greater liquidity or higher potential returns than CDs, a Fund does not guarantee a shareholder’s principal or return, and Fund shares are not FDIC insured.

Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

Ibbotson Associates, a wholly owned subsidiary of Morningstar, Inc. (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, a Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. A Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund’s historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a Fund may also discuss or illustrate examples of interest rate sensitivity.

Momentum indicators show a Fund’s price movements over specific periods of time. Each point on the momentum indicator represents the Fund’s percentage change in price movements over that period. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor’s average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

ADDITIONAL MATTERS RESPECTING TAXES

The following discussion summarizes certain federal tax considerations generally affecting the Funds and shareholders and is primarily relevant to shareholders which are subject to federal income tax. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Funds. In particular, this discussion addresses aspects of investment by persons who are not individuals only in a very limited

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manner. Further, this discussion does not address the tax aspects associated with contributions to, and withdrawals from, qualified retirement plans or similar programs.

This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this Statement of Additional Information, all of which are subject to changes, which changes may be retroactive.

Elections by the Funds – Subchapter M

Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. In each taxable year when a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on net investment income and net capital gains which are timely distributed to its shareholders.

If in any year a Fund fails to qualify for the treatment afforded by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund’s earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders’ respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. In any year a Fund qualifies as a regulated investment company but fails to distribute all of its net investment income and net capital gains, the Fund would be subject to taxes on the undistributed portion of its net income and capital gains. Although each Fund intends to distribute all of its net income currently and any capital gains annually, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

Backup Withholding

Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder’s number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding. The backup withholding tax rate on distributions is currently 28%.

Certain shareholders specified in the Code are exempt from the backup withholding noted in the preceding paragraph. A Fund may be required to obtain certain information from a shareholder to identify that shareholder’s status as a person exempt from backup withholding. Persons exempt from the backup withholding noted in the preceding paragraph may under certain circumstances still be subject to other types of federal income tax withholding. Shareholders should consult their tax advisors for more information.

Distributions by Investment Companies - In General

Distributions of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Pursuant to the American Taxpayer Relief Act of 2012, the maximum federal tax rate for individual taxpayers on long-term capital gains from sales of securities, and on certain qualifying dividends on corporate stock issued by domestic corporations and certain “qualified foreign corporations,” is 20%. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S. and corporations eligible for the benefits of a comprehensive income tax treaty with the United States and which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies and passive

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foreign investment companies are not treated as qualified foreign corporations. These rates do not apply to corporate taxpayers. Each Fund will separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund. A shareholder must also satisfy a 60-day holding period requirement with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates imposed on those distributions. Distributions attributable to a Fund’s income from bonds and other debt obligations, dividends from most foreign companies, and distributions by real estate investment trusts or regulated investment companies will not generally qualify for the lower rates. Some hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a qualifying dividend to be taxed at the rate of tax applicable to ordinary income.

A Fund’s investments in certain derivatives, foreign currency transactions, options, futures contracts, hedging transactions, forward contracts, investments in passive foreign investment companies, and certain other transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, convert capital gain into taxable ordinary income or convert short-term capital losses into long-term capital losses. Engaging in swap transactions also may result in distributions of taxable income or gain to shareholders, and also may cause a Fund to currently recognize income with respect to payments to be received in the future. Certain Fund transactions, including investments in derivative instruments, transactions in foreign currencies or foreign currency-denominated instruments, and hedging activities may produce differences between the Fund’s book and taxable income, and distributions by the Fund may consequently be treated in some instances as returns of capital.

A Fund’s distributions of realized capital gains may be reduced if the Fund has capital loss carryforwards available. If a Fund has incurred net capital losses before its taxable year commencing October 1, 2011 (“pre-2011 losses”), the Fund is permitted to carry those pre-2011 losses forward for eight taxable years and use them to offset capital gains realized in those years. Any pre-2011 losses remaining at the end of the eighth taxable year after the year in which the losses were realized expire and cannot be used to offset capital gains subsequently realized. Pre-2011 losses carried forward are treated as short-term capital losses, and offset any short-term gains before offsetting any long-term capital gains. If a Fund incurs net capital losses in a taxable year commencing after September 30, 2011 (“post-2011 losses”), those losses may be carried forward indefinitely to offset capital gains subsequently realized. Post-2011 losses retain their character as short-term or long-term capital losses and must be used to offset gains of the same character before offsetting gains of a different character. A Fund is required by applicable law to use any post-2011 losses to offset capital gains before the Fund may use any pre-2011 losses. This requirement may increase the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period for such losses. Other regulations or circumstances may limit or reduce the use of net capital loss carryforwards. A Fund’s net capital losses are not deductible against the Fund’s net investment income.

Distributions by a Fund result in a reduction in the net asset value of the Fund’s shares. Should distributions reduce the net asset value below a shareholder’s cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Persons purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates, and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose distributions of income dividends and capital gains paid by the Funds and otherwise includible in adjusted gross income, and capital gains recognized on the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt obligations denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of a Fund’s net investment income to be distributed to its shareholders as ordinary income.

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Foreign Withholding Taxes

Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the relevant Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency denominated debt obligations, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are not held by the Fund or the shareholders, as the case may be, for periods specified in the Code. If a Fund is not eligible to make the election to “pass through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce the Fund’s investment company taxable income and the distributions by a Fund will be treated as United States source income.

Redemption or Other Disposition of Shares

Upon the sale or exchange of his shares, a shareholder realizes a taxable gain or loss depending upon his basis in the shares. The gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvestment of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund’s shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gains dividends received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the shares of a regulated investment company, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of the shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment. This provision may be applied to successive acquisitions of shares.

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State and Local Taxes

The laws of the several states and local taxing authorities vary with respect to the taxation of distributions, and shareholders of each Fund are advised to consult their own tax advisors in that regard. In particular, investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different.

Foreign Account Tax Compliance Act

The Foreign Account Tax Compliance Act (“FATCA”) generally requires a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA, as described more fully below. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder, depending on the type of payment and shareholder account, on certain payments made from the Fund, including distributions characterized by the Fund as capital gain dividends and the proceeds of the sale, redemption or exchange of Fund shares. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding.

Payments to a Fund shareholder will generally not be subject to FATCA withholding, provided the shareholder provides the Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, documentation or information respecting such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

Each investor and prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation.

DISTRIBUTIONS AND SHAREHOLDER ACCOUNTS

Any distributions of investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.

INVESTMENT ADVISOR, INVESTMENT ADVISORY AGREEMENTS,

AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

Pursuant to an Investment Advisory Agreement in respect of each Fund, Thornburg Investment Management, Inc. (“Thornburg” or the “advisor”), 2300 North Ridgetop Road, Santa Fe, New Mexico 87506, acts as investment advisor for, and will manage the investment and reinvestment of the assets of, each of the Funds in accordance with the Funds’ respective investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

Thornburg is paid a fee by each Fund, in the percentage amounts set forth in the Prospectus.

The fee paid by each Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, each Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

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The Trust’s Trustees (including a majority of the Trustees who are not “interested persons” within the meaning of the 1940 Act) have approved the Investment Advisory Agreement applicable to each of the Funds, and annually consider the renewal of the agreement applicable to each of the Funds. In connection with their general supervision of Thornburg, and as an important element of their annual consideration of a renewal of the Investment Advisory Agreement applicable to each Fund, the Trustees receive and consider reports from Thornburg throughout the year. These reports address a wide variety of topics, including particularly Thornburg’s services to each Fund and its selection of investments of pursuit of each Fund’s investment objectives.

The Trustees have considered the responsibilities of mutual fund trustees generally and the Trustees’ understandings of shareholders’ expectations about the management of the mutual funds in which they have invested. The Trustees have concluded, based upon these discussions and a consideration of applicable law, that the principal obligation of mutual fund trustees is to assess the nature and quality of an investment advisor’s services, and to confirm that the advisor actively and competently pursues the mutual fund’s objectives. The Trustees have further concluded that while mutual fund trustees should determine that a fund’s fees and costs are reasonable in relation to the services rendered and generally in line with those charged by other investment advisors, putting an investment advisory agreement “out to bid” as a matter of course would be inconsistent with shareholder interests and contrary to shareholder expectations when they invested in a fund, and that mutual fund trustees should not do so unless an advisor materially failed to pursue a fund’s objectives in accordance with its policies or for other equally important reasons. The Trustees also observed in their deliberations that Thornburg Fund shareholders appear to invest with a long-term perspective, and that in reviewing the Funds’ performance, the Trustees should focus on the longer-term perspective rather than current fashions or short-term performance.

The Trust’s Trustees most recently determined to renew the Investment Advisory Agreement applicable to each Fund on September 13, 2016.

In anticipation of their recent consideration of the Investment Advisory Agreement’s renewal, the independent Trustees met in May 2016 to consider aspects of their annual evaluation of the advisor’s service to all of the Funds, to plan the annual evaluation of the advisor’s performance and to specify the information the Advisor would present to the Trustees for their review. The independent Trustees met again in independent session in September to consider portions of the information submitted by the Advisor. Representatives of the advisor subsequently reviewed portions of the information with the Trustees and addressed questions from the Trustees at a full meeting session of the Trustees scheduled for that purpose, and the independent Trustees thereafter met in independent session to consider the advisor’s presentation and various specific issues respecting their consideration of the Investment Advisory Agreement’s renewal. Following these sessions, the Trustees met to consider renewal of the Investment Advisory Agreement, and the independent Trustees voted unanimously at that meeting to renew the agreement for an additional term of one year.

A discussion regarding the basis for the approval of each Fund’s Investment Advisory Agreement by the Trustees is contained in the Fund’s Annual Report to Shareholders for the year ended September 30, 2016.

The Investment Advisory Agreement applicable to each Fund may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

For the three most recent fiscal years with respect to each Fund, Thornburg was entitled to receive the following amounts from each Fund pursuant to the Investment Advisory Agreement applicable to the Fund.

	September 30, 2014	September 30, 2015	September 30, 2016
Limited Term U.S. Government Fund	$1,085,240	$992,576	$1,181,685
Limited Term Income Fund	$11,318,690	$12,658,043	$14,609,966
Strategic Income Fund	$7,076,436	$9,008,800	$7,606,101
Value Fund	$8,636,348	$8,532,592	$7,772,249
International Value Fund	$163,013,124	$83,357,115	$60,789,467
Growth Fund	$7,801,845	$7,531,695	$6,120,765
International Growth Fund	$16,545,284	$13,580,506	$12,725,916
Income Builder Fund	$118,827,801	$131,437,755	$116,583,200
Global Opportunities Fund	$5,742,330	$13,703,690	$17,583,202
Developing World Fund	$21,445,471	$21,749,887	$11,127,985

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For some or all of the three most recent fiscal years, Thornburg has waived its rights to certain fees which it was otherwise entitled to receive from Developing World Fund pursuant to the Investment Advisory Agreement applicable to that Fund. The specific amounts waived by Thornburg are as follows:

	September 30, 2014	September 30, 2015	September 30, 2016
Developing World Fund	$0	$0	$350,716

Thornburg may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fees for purposes of shareholder and administrative services and distribution of Fund shares.

Pursuant to the Investment Advisory Agreement, the Funds also reimburse Thornburg for the cost of personnel that Thornburg provides to render accounting services for the Funds. During the fiscal year ended September 30, 2016, the Funds reimbursed the following amounts in respect of such accounting services.

Limited Term U.S. Government Fund	$10,674
Limited Term Income Fund	$149,440
Strategic Income Fund	$39,739
Value Fund	$33,395
International Value Fund	$251,325
Growth Fund	$27,086
International Growth Fund	$57,107
Income Builder Fund	$637,990
Global Opportunities Fund	$109,865
Developing World Fund	$42,101

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption “Management.”

Proxy Voting Policies

Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the investment advisor will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s operations risk oversight committee for direction on the vote or consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg has engaged Institutional Shareholder Services (“ISS”) to provide these services to Thornburg in connection with voting proxies for each of the Funds. Thornburg may or may not accept recommendations from ISS. Thornburg also may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.

Information respecting the voting of proxies relating to specific securities of each of the Funds is available on the Thornburg website (www.thornburg.com).

Administrative Services Agreements

Administrative services are provided to Class R3, Class R4 and Class R5 shares issued by each of the Funds under an Administrative Services Agreement which requires Thornburg to perform certain administrative services and

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engage in activities beyond those specifically required by the Investment Advisory Agreement, and to provide related services. The activities and services to be provided by Thornburg under the Administrative Services Agreement include supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of related regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for the shareholders of the class or classes served under this Agreement, and such other related or similar administrative functions as the Trust and Thornburg may from time to time agree. Thornburg or its affiliates also provides persons who shall not be Thornburg’s officers or officers of Thornburg’s affiliates, but who may be employees of Thornburg or its affiliates, to render such shareholder-related and other related office services to the Trust as the Trust may from time to time request of Thornburg. The Administrative Services Agreement specific to each Fund’s Class R3 and Class R4 shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. The Administrative Services Agreement specific to each Fund’s Class R5 shares provides that the class will pay a fee calculated at an annual percentage of .05% of the class’s average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg. Class R6 shares do not have an Administrative Services Agreement.

For the three most recent fiscal years with respect to each Fund, the amounts paid to Thornburg by each Fund under the Administrative Services Agreements applicable to Class R3, Class R4 and Class R5 shares offered by each Fund were as follow:

	September 30, 2014	September 30, 2015	September 30, 2016
Limited Term U.S. Government Fund
Class R3	$18,468	$17,279	$27,744
Class R4	$12*	$160	$1,772
Class R5	$506	$1,054	$914
Limited Term Income Fund
Class R3	$132,285	$165,570	$157,661
Class R4	$13*	$3,010	$6,544
Class R5	$6,042	$15,405	$36,451
Strategic Income Fund
Class R3	$1,759	$3,050	$2,375
Class R4	$12*	$1,792	$3,290
Class R5	$949	$2,430	$3,471
Value Fund
Class R3	$99,469	$87,108	$67,740
Class R4	$16,026	$14,274	$13,107
Class R5	$17,629	$13,456	$7,705
International Value Fund
Class R3	$1,209,533	$759,527	$506,288
Class R4	$1,350,696	$582,542	$370,602
Class R5	$1,766,188	$564,177	$308,590
Growth Fund
Class R3	$124,059	$106,290	$77,903
Class R4	$13,962	$13,376	$10,331
Class R5	$32,572	$28,536	$20,781
International Growth Fund
Class R3	$24,791	$25,764	$20,332
Class R4	$48,959	$51,029	$50,917
Class R5	$36,864	$34,651	$34,798
Income Builder Fund
Class R3	$91,876	$106,632	$99,610
Class R4	$40,350	$54,182	$55,271
Class R5	$24,753	$38,596	$42,493
Global Opportunities Fund
Class R3	$2,491	$6,552	$11,660
Class R4	$3,780	$11,886	$23,080
Class R5	$30,750	$50,217	$55,852
Developing World Fund

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	September 30, 2014	September 30, 2015	September 30, 2016
Class R5	$1,915	$3,873	$2,864

*	Fiscal period February 1, 2014 to September 30, 2014.

**	Fiscal period February 1, 2013 to September 30, 2013.

The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days’ written notice, and will terminate automatically upon assignment. Termination will not affect the service provider’s right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

SERVICE AND DISTRIBUTION PLANS

Service Plan

Each of the Funds has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (“Service Plan”), which is applicable to Class R3, Class R4 and Class R5 shares of the Fund. The Service Plan authorizes each Fund to pay to Thornburg Securities Corporation (“TSC”), or to such persons as TSC may direct, out of the assets of the Fund, an annual amount not exceeding 0.25% of the Fund’s assets, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, though the aggregate of those taxes shall not exceed 10%. Each Fund has also entered into a distribution agreement with TSC, pursuant to which TSC agrees to provide or obtain from other persons the services described in the Service Plan, and the Fund agrees to pay TSC or other persons as TSC directs for providing or obtaining those services.

Payments by a Fund under the Service Plan and the related distribution agreement with TSC may be made for: (a) expenses incurred by TSC, or by other persons at the request or direction of TSC or the Trust, for the promotion and distribution of the shares of the Fund, including but not limited to, printing of prospectuses and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature and other distribution-related expenses, and further including any compensation paid to securities dealers and other financial intermediaries which have executed selling agreements with TSC; and (b) expenses incurred by TSC, or by other persons at the request or direction of the Trust or TSC, in connection with the provision of services to the shareholders of the Fund pursuant to selling agreements with TSC or other service agreements or similar arrangements with TSC, Thornburg or the Trust, which services include providing personal services to shareholders and maintaining shareholder accounts, including, but not limited to, administrative, transactional, distribution and redemption, and accounting and reporting services with respect to Fund shareholders and accounts, and providing information to shareholders and responding to shareholder inquiries; and (c) such other services and activities as may from time to time be agreed upon by Trustees of the Trust and TSC. Payments by the Fund pursuant to the Service Plan and the related distribution agreement with TSC shall be in addition to any payments made outside of the Service Plan, as authorized by the Trustees of the Trust as not being primarily intended to result in the sale of Fund shares.

In the two most recent fiscal years, the principal type of activity for which payments were made by the Funds under the Service Plan was compensation to securities broker-dealers, financial institutions and other organizations which render services to the applicable class of shareholders, including distribution, shareholder account services, and administrative services. Reimbursements for expenditures incurred by TSC or by other persons at the request or direction of the Trust or TSC for the printing and distribution of reports and prospectuses for use by potential investors in the Funds, preparing and distributing sales literature, providing advertising and engaging in other promotional activities, and other services were de minimis relative to payments made to broker-dealers, financial institutions and other organizations under the Service Plan. The Service Plan does not provide for accrued but unpaid reimbursements for such expenditures to be carried over and reimbursed in later years. TSC has no current intention to request or receive any payment under the Service Plan in respect of a Fund’s Class R5 shares.

Class R6 shares of the Funds are not subject to any plan pursuant to Rule 12b-1 under the 1940 Act.

Class R3 Distribution Plan

Each Fund offering Class R3 shares has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, applicable only to the Class R3 shares of that Fund (“Distribution Plan”). The Distribution Plan authorizes each Fund to pay to TSC, or to such persons as TSC may direct, out of the assets of each share class of the Fund to which the

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Distribution Plan is applicable, an annual amount of 0.25% of the average daily net assets attributable to the Fund’s Class R3 shares, together with any applicable gross receipts tax, sales tax, value added tax, compensating tax or similar exaction imposed by any federal, state or local government, though the aggregate of those taxes shall not exceed 10%. Each Fund has also entered into a distribution agreement with TSC, pursuant to which TSC agrees to provide or obtain from other persons the services described in the Distribution Plan, and the Fund agrees to pay TSC or other persons as TSC directs for providing or obtaining those services.

Payments by a Fund under the Distribution Plan and the related distribution agreement with TSC may be made for: (a) compensation and ongoing commissions (including incentive compensation) to securities dealers, financial institutions and other organizations which render distribution and administrative services in connection with the distribution of the share classes of the Funds; (b) the printing and distribution of reports and prospectuses for the use of potential investors; (c) preparing and distributing sales literature; (d) providing advertising and engaging in other promotional activities, including direct mail solicitation, and television, radio newspaper and other media advertisements; and (e) such other services and activities as may from time to time be agreed upon by Trustees of the Trust and TSC. The Trust and TSC are authorized under the Distribution Plan to instruct the Funds’ transfer agent or other agents of the Funds to pay these amounts directly to financial services firms or other persons engaged to provide the foregoing services.

Amounts Paid Under Rule 12b-1 Plans and Agreements

For each Fund, the following table shows amounts paid by the Fund in each of the last two fiscal years pursuant to the Service Plan adopted by the Fund.

	Year Ended September 30, 2015	Year Ended September 30, 2016
Limited Term U.S. Government Fund
Class R3	$34,563	$
Class R4	$328	$3,553
Class R5	N/A	N/A
Limited Term Income Fund
Class R3	$330,439	$
Class R4	$6,011	$13,117
Class R5	N/A	N/A
Strategic Income Fund
Class R3	$6,043	$
Class R4	$3,595	$6,584
Class R5	N/A	N/A
Value Fund
Class R3	$174,130	$
Class R4	$27,231	$24,908
Class R5	N/A	N/A
International Value Fund
Class R3	$1,515,807	$
Class R4	$1,160,017	$737,111
Class R5	N/A	N/A
Growth Fund
Class R3	$212,160	$
Class R4	$26,488	$20,366
Class R5	N/A	N/A
International Growth Fund
Class R3	$51,373	$
Class R4	$101,849	$101,889
Class R5	N/A	N/A
Income Builder Fund
Class R3	$213,129	$
Class R4	$106,490	$108,941
Class R5	N/A	N/A

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	Year Ended September 30, 2015	Year Ended September 30, 2016
Global Opportunities Fund
Class R3	$13,138	$
Class R4	$23,787	$45,967
Class R5	N/A	N/A
Developing World Fund
Class R5	N/A	N/A

For each Fund that offers Class R3 shares, the following table shows amounts paid by the Fund in each of the last two fiscal years pursuant to the Distribution Plan adopted by the Fund:

	Year Ended September 30, 2015	Year Ended September 30, 2016
Limited Term U.S. Government Fund
Class R3	$34,563	$
Limited Term Income Fund
Class R3	$330,439	$
Strategic Income Fund
Class R3	$6,043	$
Value Fund
Class R3	$174,130	$
International Value Fund
Class R3	$1,515,807	$
Growth Fund
Class R3	$212,160	$
International Growth Fund
Class R3	$51,373	$
Income Builder Fund
Class R3	$213,129	$
Global Opportunities Fund
Class R3	$13,138	$

FINANCIAL INTERMEDIARY COMPENSATION

Financial advisors and financial intermediaries who sell shares and hold shares for investors (“intermediaries”) charge compensation in connection with the sale of Fund shares and the servicing of shareholder accounts. Intermediaries receiving this compensation may include securities brokers and dealers, registered investment advisors, banks, trust companies, insurance companies, employee benefit plan and retirement plan administrators, and other institutions that have entered into arrangements with Thornburg or TSC under which they are paid compensation for the sale of Fund shares or the servicing of accounts for their customers. Intermediaries may categorize and disclose these payments to their customers and to members of the public differently than the disclosures in the Prospectus and this SAI.

Thornburg or TSC may pay compensation charged by intermediaries out of amounts that Thornburg or TSC receive from the Funds. Examples of such payments include, but are not limited to: (i) share sales commissions and ongoing asset-based compensation paid by Thornburg or TSC out of sales charges received or expected to be received from the Funds; (ii) amounts paid out of the Rule 12b-1 service and distribution fees that TSC receive from the Funds; and (iii) amounts paid by the Funds to compensate intermediaries who perform services, including subaccounting and subtransfer agency services, that would otherwise need to be provided by the Funds’ transfer agent or other persons hired directly by the Funds. The Funds do not pay any of the foregoing amounts with respect to Class R6 shares.

To the extent permitted by applicable law, including applicable rules promulgated by the Securities and Exchange Commission and the Financial Industry Regulatory Authority (“FINRA”), Thornburg or TSC may also compensate intermediaries out of Thornburg’s or TSC’s own resources. This compensation may be in the form of commissions, finder’s fees or similar cash incentives, “revenue sharing,” and marketing and advertising support. An intermediary may receive this compensation in addition to the Rule 12b-1 or other compensation that the intermediary receives out of the assets of the Funds. This compensation from Thornburg or TSC may provide an incentive to financial intermediaries to

48

actively market the sale of shares of the Funds or to support the marketing efforts of Thornburg or TSC. Examples of the types of services which an intermediary may provide (or may arrange to have a third party provide) in exchange for receiving this compensation from Thornburg or TSC include, but are not limited to: Fund due diligence and business planning assistance; marketing programs and support; operations and systems support; and training for the intermediary’s personnel respecting the Funds and the financial needs of Fund shareholders. Each of Thornburg or TSC may also make payments out of its own resources to compensate an intermediary for costs associated with the intermediary’s marketing efforts (including the cost of attendance at training and educational conferences), and for costs associated with the intermediary’s shareholder support and account maintenance services for its customers or transaction processing (including the payment of certain ticket charges). Notwithstanding the foregoing, neither Thornburg nor TSC pays any amount to financial intermediaries with respect to Class R6 shares for shareholder support, account maintenance or administration, recordkeeping, subaccounting or subtransfer agency, transaction processing or similar service.

During the fiscal year which ended September 30, 2016, Thornburg or TSC paid amounts from its own resources to the following member firms of FINRA, or to the affiliates of such firms, pursuant to written agreements with such firms:

Ameriprise Financial Services, Inc.

Charles Schwab & Co., Inc.

Citigroup Global Markets Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Fidelity Brokerage Services, LLC

LPL Financial Corporation

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley Smith Barney

Pershing LLC

Prudential Investment Management Services, LLC

Raymond James & Associates, Inc.

Raymond James Financial Services

RBC Dain Rauscher Inc.

Securities America, Inc.

UBS Financial Services, Inc.

Wells Fargo Advisors

Each of Thornburg and TSC may also make payments out of its own resources to institutions that are not member firms of FINRA and that are not included among, or affiliated with, the institutions listed above.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each of the Funds by Thornburg pursuant to its authority under each Fund’s investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

Thornburg may execute a Fund’s portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the

49

security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds. The receipt of such research may not reduce Thornburg’s normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

Thornburg may pay, or be deemed to pay, to broker-dealers who provide research and brokerage services to Thornburg, commission rates higher than might otherwise be obtainable from other broker-dealers. Thornburg does not attempt to assign a specific dollar value to the research provided in connection with trades for client accounts or to allocate the relative cost or benefit of research or brokerage services. The research and brokerage services may benefit client accounts other than the specific client account(s) for which a trade is effected, and some or all of the research or brokerage services received with respect to a specific trade may not be used in connection with the account(s) for which the trade was executed. Some of the described services may be available for purchase by Thornburg on a cash basis.

It is Thornburg’s policy, in circumstances where Thornburg receives research or brokerage services from a broker-dealer, to determine in accordance with federal securities laws that: (i) the research or brokerage services are “brokerage or research services” as that term is defined in Section 28(e) of the Securities and Exchange Act of 1934, as amended; (ii) the services provide lawful and appropriate assistance in the performance of Thornburg’s investment management decisions; and (iii) the commissions paid are reasonable in relation to the value of the research or brokerage services provided. In circumstances where Thornburg determines that it has received research or brokerage services that fulfill the requirements under Thornburg’s policy, Thornburg determines the portion of non-qualifying products or services and pays for those products or services from its own resources.

During some or all of the three most recent fiscal years brokerage commissions were paid by Strategic Income Fund, Value Fund, International Value Fund, Growth Fund, International Growth Fund, Income Builder Fund, Global Opportunities Fund, and Developing World Fund. The aggregate commissions paid by each of those Funds during each of the last three fiscal years are as follows:

	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2015
Strategic Income Fund	$29,473	$3,746	$13,291
Value Fund	$1,114,428	$776,661	$506,009
International Value Fund	$33,546,277	$22,071,835	$20,496,247
Growth Fund	$963,290	$840,437	$593,539
International Growth Fund	$4,983,604	$2,849,912	$2,994,221
Income Builder Fund	$18,268,673	$22,394,723	$16,630,773
Global Opportunities Fund	$852,728	$2,036,017	$1,183,817
Developing World Fund	$6,229,283	$8,630,885	$3,664,734

Increases in brokerage commissions paid by a Fund from year to year are primarily attributable to increases in the number of equity trades placed by the Fund, while decreases in brokerage commissions paid by a Fund from year to year are primarily attributable to decreases in the number of equity trades placed by the Fund. The variance in equity trading activity from year-to-year may reflect a number of factors, including the advisor’s identification of investment opportunities for a Fund, the advisor’s decision to rebalance a Fund’s portfolio in response to actual or anticipated changes in market conditions, equity purchases made in response to shareholder inflows to a Fund, and equity sales made to meet shareholder redemption requests.

Some of the Funds owned during the fiscal year securities issued by certain of their regular broker dealers. Those broker dealers and the aggregate dollar value of each such broker dealer’s securities held by a Fund on September 30, 2016 are shown below:

50

Broker Dealer	Limited Term Income Fund	Strategic Income Fund	Value Fund	International Growth Fund	Income Builder Fund	Global Opportunities Fund

Citigroup	$17,051,528		$18,155,212			$75,006,671
Credit Suisse	$33,964,055	$2,908,191
Deutsche Bank	$8,287,338
Goldman Sachs & Co.	$32,803,042	$5,926,939			$8,094,664
JP Morgan Chase & Co.	$7,173,537		$35,894,674		$503,450,610
Merrill Lynch	$5,002,390
Morgan Stanley	$2,319,564	$6,788,571			$4,289,014
UBS	$23,660,568			$13,873,470	$192,237,756	$11,916,015

Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with TSC if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Funds’ Trustees that the benefits available from Thornburg’s organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Portfolio Turnover Rates

The Funds’ respective portfolio turnover rates for the two most recent fiscal years are as follows:

	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2016

Limited Term U.S. Government Fund	14.15%	9.78%
Limited Term Income Fund	18.71%	20.56%
Strategic Income Fund	38.40%	29.59%
Value Fund	59.70%	30.87%
International Value Fund	70.88%	103.31%
Growth Fund	96.02%	85.83%
International Growth Fund	92.01%	103.96%
Income Builder Fund	51.27%	43.05%
Global Opportunities Fund	45.41%	36.86%
Developing World Fund	96.74%	94.04%

Variations in a Fund’s portfolio turnover rate from year-to-year are generally due to repositioning of the Fund’s portfolio in response to changing market conditions.

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DISCLOSURE OF PORTFOLIO SECURITIES HOLDING INFORMATION

The Trustees have adopted policies and procedures respecting and limiting the circumstances under which nonpublic information respecting the Funds’ current portfolio holdings information may be disclosed to persons not associated with the Funds, Thornburg, or TSC. The objective in adopting these policies and procedures is to reduce the exposure of the Funds and their shareholders to harm resulting from trading of Fund shares by persons in possession of material nonpublic information respecting the Funds’ portfolio holdings. These policies and procedures are intended to operate in conjunction with Thornburg’s policies prohibiting securities transactions using material nonpublic information. Neither the Funds nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds’ portfolio holdings.

Selective Disclosure of Nonpublic Holdings Information

Disclosure of nonpublic information respecting current Fund portfolio holdings information is generally prohibited. However, this information may be disclosed to specified persons in accordance with the Trust’s policy and procedures for the disclosure of such information. Pursuant to the policy and procedures, nonpublic portfolio holdings information may be disclosed under certain circumstances to: the Trust’s registered independent public accounting firm, independent accounting firms and legal counsel; the Trust’s custodian, subcustodians and securities depositories; valuation and pricing services and agents; financial printing services; mutual fund analysts; securities broker dealers in connection with placing a specific trade in a particular portfolio security; financial consultants to the Funds or investment advisor; certain other specified persons; and persons who are not otherwise specified in the policy in connection with a legitimate business purpose of any Fund and with the approval of Thornburg’s president, the Trustees, or the Trustees’ Governance and Nominating Committee. In any case where nonpublic portfolio holdings information is disclosed to a third party, Thornburg seeks to confirm that the person to whom the disclosure is made is subject to a contractual provision, professional rule or obligation, or undertaking respecting the maintenance of the confidentiality of the nonpublic information.

As of the date of this Statement of Additional Information, Thornburg has ongoing arrangements that would permit Thornburg to disclose the Funds’ nonpublic portfolio holdings information to the persons noted in the following table. Unless otherwise noted in the table below, there will typically be no lag time between the date of the information and the date on which the information is disclosed.

Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure

Bloomberg L.P.	Monthly	None

Empire Valuation Consultants, LLC	Quarterly	None

FactSet Research Systems	Daily	None

FT Interactive Data	Daily	None

Institutional Shareholder Services, Inc.	Daily	None

J.P Morgan Pricing Direct Inc.	Daily	None

Kenny S&P Evaluation Services	Daily	None

Morgan Stanley Smith Barney	Weekly	One day

PricewaterhouseCoopers LLP	Annually and as necessary in connection with the audit services it provides to the Funds	One month or less, depending on the date of request

Reuters	Daily	None

RR Donnelley	Monthly	One month or less depending on the date of request

State Street Bank and Trust	Daily	None

Thompson, Hickey, Cunningham, Clow, April & Dolan, P.A.	As needed in connections with the legal services provided to the Funds	None

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Name of Recipient	Frequency	Time Lag Between Date of Information and Date of Disclosure

Wilshire Analytics	Daily	None

Making Holdings Information Publicly Available

In addition to the ongoing arrangements described above, the Trust’s policy and procedures respecting disclosure of portfolio holdings information provide for periodic public disclosure of that, as follows:

●

Disclosure of portfolio holdings of the Funds on a publicly available website maintained by the Trust or Thornburg. In practice, the Trust will typically display the Funds’ monthly portfolio holdings approximately 30 days after the end of that calendar month (e.g. June 30 information will be displayed on July 31). Portfolio hedging information is typically displayed on a quarterly basis.

●	Disclosure of portfolio holdings in publicly available reports and filings filed with the Securities and Exchange Commission on its Electronic Data Gathering, Analysis and Retrieval System (EDGAR).

●	Disclosure of portfolio holdings of any Fund in reports and communications mailed and otherwise disseminated to shareholders of the Fund in accordance with the 1940 Act or any regulation thereunder.

In any case where it becomes apparent that nonpublic portfolio holdings information has been disclosed other than in accordance with the Trust’s policy and procedures, Thornburg’s president and chief compliance officer shall determine appropriate action to be taken, which may include making a corrective public disclosure of the relevant nonpublic information

Portfolio holdings information made publicly available in accordance with this section is no longer nonpublic information subject to the disclosure restrictions in the policies and procedures.

MANAGEMENT

Each of the Funds is a separate “series” or investment portfolios of the Trust. The names of Trustees and officers of the Funds and their principal occupations and affiliations during the past five years are set forth in the table below. Additional information about the particular experiences, qualifications, attributes and skills of each Trustee appears after the table.

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Interested Trustees

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Garrett Thornburg, 71	Chairman of Trustees(4)	Trustee Since 1987	Chairman and controlling shareholder of Thornburg Investment Management, Inc. (investment advisor); Chairman and controlling shareholder of Thornburg Securities Corporation (securities dealer); Chairman and CEO of Chamisa Energy, LLC; President of the Thornburg Foundation (nonprofit).	Twenty One	None

Brian J. McMahon, 61	Vice Chairman of Trustees, Member of Governance & Nominating Committee and Operations Risk Oversight Committee(5)	Trustee since 2001	Chief Investment Officer, Managing Director, and Portfolio Manager and, until 2016, CEO and President, of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Twenty One	None

Independent Trustees
Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

David A. Ater, 71	Trustee, Member of Audit Committee and Chairman of Governance & Nominating Committee	Trustee since 1994	Principal in Ater & Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate); owner, developer and broker for various real estate projects.	Twenty One	None(8)

Sally Corning, 55	Trustee, Chairman of Audit Committee	Trustee since 2012	Partner in Sun Mountain Capital, Santa Fe, NM (private equity firm with investment programs encompassing venture capital mezzanine debt, and growth equity).	Twenty One	None

54

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(2)	Other Directorships Held by Director During Past Five Years

Susan H. Dubin, 67	Trustee, Member of Audit Committee and Governance and Nominating Committee	Trustee since 2004	President of Dubin Investments, Ltd., Greenwich, CT (private investment fund); Director and officer of various charitable organizations.	Twenty One	None

David L. Gardner, 53	Trustee, Member of Operations Risk Oversight Committee	Trustee since 2015	Until 2012, head of EMEA (Europe, Middle East and Africa) Sales for iShares of Blackrock, Inc., EMEA Executive Committee Member and EMEA Operating Committee Member at Blackrock, Inc.	Twenty One	None

Owen D. Van Essen, 62	Trustee, Member of Governance & Nominating Committee and Chairman of Operations Risk Oversight Committee	Trustee since 2004	President of Dirks, Van Essen & Murray, Santa Fe, New Mexico (newspaper mergers and acquisitions).	Twenty One	None

James W. Weyhrauch, 57	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Trustee since 1996	Real estate broker, Santa Fe Properties, Santa Fe, NM; Vice Chairman, of Nambé LLC, Santa Fe, NM (manufacturing and design company).	Twenty One	None

Officers of the Fund (who are not Trustees)(7)

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Nimish Bhatt, 53	Treasurer	Treasurer since 2016(6)	Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities Corporation since 2016; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).	Not applicable	Not applicable

55

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years

Jason Brady, 42	President	President since 2016(6)	CEO and President since 2016, Vice President from 2011 to 2016, Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Kathleen Brady, 56	Vice President	Vice President since 2008	Tax Manager Fund Accounting of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Connor Browne, 37	Vice President	Vice President since 2006	Portfolio Manager, Vice President since 2013, and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Tim Cunningham, 41	Vice President	Vice President since 2014	Managing Director since 2011, Portfolio Manager since 2012, and Associate Portfolio Manager from 2009-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Randy Dry, 42	Vice President	Vice President since 2014	Vice President and Managing Director, Director of Institutional Group from 2014-2016, and since 2016, Chief Administrative Officer of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Greg Dunn, 40	Vice President	Vice President since 2014	Managing Director, Portfolio Manager since 2012, and Associate Portfolio Manager from 2009-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lon Erickson, 41	Vice President	Vice President since 2008	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

William V. Fries, 77	Vice President	Vice President since 1995	Portfolio Manager until 2016, Vice President and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Thomas Garcia, 45	Vice President	Vice President since 2006	Vice President since 2011, Managing Director, Head Equity Trader, and Associate Portfolio Manager of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Rolf Kelly, 37	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2013 and Associate Portfolio Manager from 2011-2013 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Ben Kirby, 36	Vice President	Vice President since 2014	Portfolio Manager and Managing Director since 2013 and Associate Portfolio Manager from 2011-2013 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Jeff Klingelhofer, 41	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2015, Associate Portfolio Manager from 2012-2015, and Fixed Income Analyst from 2010-2012 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

56

Name, Address(1) and Age	Position(s) Held with Trust(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen(2)	Other Directorships Held During Past Five Years
Rob MacDonald, 40	Vice President	Vice President since 2016	Managing Director since 2015, Portfolio Manager since 2014, and Associate Portfolio Manager from 2011-2014 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Leigh Moiola, 49	Vice President	Vice President since 2001	Vice President, Managing Director and Director of Marketing of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Christopher Ryon, 60	Vice President	Vice President since 2008	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Nicholos Venditti, 35	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2015 and Associate Portfolio Manager from 2011-2015 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Vinson Walden, 46	Vice President	Vice President since 2004	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Lei Wang, 45	Vice President	Vice President since 2006	Portfolio Manager and Managing Director of Thornburg Investment Management, Inc.	Not applicable	Not applicable

Sasha Wilcoxon, 42	Vice President, Secretary	Vice President since 2003, Secretary since 2007(6)	Managing Director, Director of Mutual Fund Operations and Vice President of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities Corporation.	Not applicable	Not applicable

Charles Wilson, 41	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2014 and Associate Portfolio Manager from 2012-2014 of Thornburg Investment Management, Inc.; Co-Portfolio Manager of Marsico Capital Management from 2010-2012.	Not applicable	Not applicable

Di Zhou, 38	Vice President	Vice President since 2016	Portfolio Manager and Managing Director since 2016, Associate Portfolio Manager from 2014-2016, and Equity Research Analyst from 2010-2014 of Thornburg Investment Management, Inc.	Not applicable	Not applicable

(1)	Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

(2)

The Trust is organized as a Massachusetts business trust, and currently comprises a complex of 21 separate investment “Funds” or “series.” Thornburg Investment Management, Inc. is the investment advisor to, and manages, the 21 Funds of the Trust. Each Trustee oversees the 21 Funds of the Trust.

(3)

The Bylaws of the Trust currently require that each Trustee shall retire by the end of the calendar year during which the Trustee reached the age of 75 years. Otherwise each Trustee serves in office until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed.

(4)

Mr. Thornburg is considered an “interested” Trustee under the Investment Company Act of 1940 because he is the sole director and controlling shareholder of Thornburg Investment Management, Inc. the investment

57

advisor to the 20 active Funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor of shares of the Trust.

(5)	Mr. McMahon is considered an “interested” Trustee under the Investment Company Act of 1940 because he is the chief investment officer of Thornburg Investment Management, Inc.

(6)	The Trust’s president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.

(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.

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Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee

The following disclosure is intended to provide additional information about the particular experiences, qualifications, attributes and skills of each Trustee of the Trust. The Trustees believe that each Trustee is qualified to serve on the board of Trustees in view of (i) the particular experiences, qualifications, attributes and skills of that Trustee, as summarized below and in the table above, and (ii) the actual service and commitment of each Trustee during his or her tenure with the Trust, including the demonstrated ability of each Trustee to exercise effective business judgment in the performance of his or her duties.

Garrett Thornburg, Chairman of Trustees since 1987. Garrett Thornburg is the chairman of Trustees for Thornburg Investment Trust. Mr. Thornburg founded Thornburg Investment Management, Inc. in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1984. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm’s public finance department. He also was chief financial officer of New York State’s Urban Development Corporation, and served as financial advisor to the State of New Mexico’s Board of Finance. Mr. Thornburg is currently the Chairman and Chief Executive Officer of Chamisa Energy, LLC, a compressed air energy storage company. He is a member of the Board of Governors of the Investment Company Institute and serves on the Board of Directors of the New Mexico School for the Arts – Art Institute. He is also the President of the Thornburg Foundation, and former recipient of the Philanthropist of the Year award from the Journal Santa Fe. He is a former board member of the National Dance Institute of New Mexico, the Santa Fe Institute and the Santa Fe Community Foundation. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

Brian J. McMahon, Trustee since 2001, member of Governance and Nominating Committee and Operations Risk Oversight Committee. Brian McMahon is the president of Thornburg Investment Trust and a managing director, and the chief investment officer of Thornburg Investment Management, Inc. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing each Fund of the Trust, served as Thornburg’s president from 1997 until 2016 and as its chief executive officer from 2008 until 2016, and, as chief investment officer, he currently oversees Thornburg’s investment activities for the Funds and other clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

David A. Ater, Trustee since 1994, Chairman of Governance and Nominating Committee and member of Audit Committee. David Ater is a real estate developer and investor in Santa Fe, New Mexico, and has participated in the development of numerous residential and commercial real estate projects. Mr. Ater was employed for ten years by the First National Bank of Santa Fe, and was president from 1978-1980 before pursuing his real estate career. Mr. Ater has served with numerous charitable and community organizations, including with Santa Fe Economic Development, as Director of The New Mexico School for the Arts, Art Institute, as Audit Consultant to La Familia Medical Clinic, and with the United Way, the Santa Fe Opera and St. John’s College. He received his BA from Stanford University.

Sally Corning, Trustee since 2012, Chairman of Audit Committee. Sally Corning is a founding partner of Santa Fe, New Mexico based private equity firm, Sun Mountain Capital. Prior to forming Sun Mountain, Ms. Corning spent 15 years working in private equity and investment banking for Credit Suisse, Morgan Stanley and Dean Witter Reynolds. In addition to sitting on the corporate boards of certain of the private portfolio companies that Sun Mountain Capital has invested in, Ms. Corning has served on the boards of several nonprofit organizations, including the Santa Fe Preparatory School, the Santa Fe Community Foundation, the Santa Fe Mountain Center, and the Westside YMCA in New York City. Ms. Corning holds a bachelor’s degree in Finance from Georgetown University and an MBA from Columbia University’s Graduate School of Business.

Susan H. Dubin, Trustee since 2004, member of Audit Committee and Governance and Nominating Committee. Susan Dubin manages the investments for her extended family. From 1974 to 1996 Ms. Dubin was a vice president of JP Morgan Chase & Co. (formerly Chemical Bank) where she was involved in corporate banking, marketing of financial services to corporate customers, and the delivery of private banking services. Ms. Dubin has served with numerous community and charitable organizations, including the MICDS (Mary Institute and St. Louis Country Day School) in St. Louis, Missouri, the Santa Fe Opera in Santa Fe, New Mexico, the Battery

59

Dance Company in New York City, and the National Dance Institute – New Mexico, Inc. She received her BA from Briarcliff College.

David L. Gardner, Trustee since 2015. David Gardner is a retired executive from the global asset management industry, most notably as an original team member of iShares ETFs. Mr. Gardner has over 25 years of experience in the global asset management industry and has worked extensively in the US, Asia and Europe. Prior to joining iShares Mr. Gardner worked for US based asset management firms in distribution management capacities. Mr. Gardner holds a BA in Economics from Eastern Illinois University and a CIMA Certification from Wharton School and Investment Management Consultants Associations.

Owen D. Van Essen, Trustee since 2004, Chairman of Operations Risk Oversight Committee and member of Governance and Nominating Committee. Owen Van Essen is the president of Dirks, Van Essen & Murray LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

James W. Weyhrauch, Trustee since 1996, member of Audit Committee and Operations Risk Oversight Committee. James Weyhrauch is a real estate broker in Santa Fe, New Mexico. He is the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe LLC, a Santa Fe, New Mexico manufacturer of tabletop and giftware products. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

Structure and Responsibilities of the Board of Trustees

The board of Trustees is currently comprised of eight Trustees, two of whom are “interested persons” of the Funds (as the term “interested” is defined in the 1940 Act) and six of whom are not interested persons of the Funds. Garrett Thornburg currently serves as the chairman of the board of Trustees. The board of Trustees does not have a Trustee identified as a “lead independent” Trustee, but in accordance with its Corporate Governance Procedures and Guidelines, the chairman of the Trust’s Governance and Nominating Committee or, in his absence, the chairman of the Trust’s Audit Committee, shall act as chairman of sessions of the independent Trustees. The Trustees have also established three standing committees, the Audit Committee, the Governance and Nominating Committee, and the Operations Risk Oversight Committee, each of which is discussed in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees may form other committees when deemed appropriate. The Trustees review the leadership structure of the board of Trustees and the performance of the Trustees on an annual basis. The Trustees currently believe that the leadership structure of the board of Trustees is appropriate, in light of the characteristics of the Trust and each of the Funds, to enable the Trustees to oversee the Trust and its service providers. The Trustees have considered the number of Funds in the Trust, and the similarities and differences among the investment objectives and strategies of those Funds, and have determined that the board of Trustees contains a sufficient number of Trustees, and a sufficient percentage of independent Trustees, to discharge the Trustees’ oversight function. The Trustees believe that Mr. Thornburg’s long tenure as a Trustee of the Trust, his ongoing association with the Trust’s advisor and the fact that that association allows Mr. Thornburg to interact routinely with members of the advisor’s staff, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enables Mr. Thornburg to serve as an effective chairman of the board of Trustees. The Trustees also believe that the scope of each committee’s activities and the composition of each committee is currently appropriate, and that the committee structure allows the Trustees to allocate responsibility for various topics among the board and its committees in a manner which facilitates the oversight of the Trust and its service providers.

The Trustees are responsible for the general supervision of the Funds, including the supervision of Thornburg, which provides day-to-day management of the Funds under the terms of the Investment Advisory Agreement and Administrative Services Agreements. As part of their annual review of the leadership structure of the board of Trustees, described above, the Trustees consider whether the structure of the board and its committees continues to permit the Trustees to effectively exercise their oversight function. In that regard, the Trustees typically consider, among other

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factors: the number of Trustees and each Trustee’s qualifications, experience and skills; the frequency with which the Trustees and their committees confer with representatives of Thornburg and the Trust’s other service providers; the number of Funds and the ability of the Trustees to devote sufficient time and attention to matters specific to each Fund; the role of the Funds’ chief compliance officer and the opportunity for the Trustees to interact with the chief compliance officer; and the composition of each committee of the Trustees and the scope of the responsibilities delegated to those committees.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks. On a day-to-day basis, risk management is the responsibility of Thornburg and the Funds’ other service providers. Risk oversight also comprises part of the Trustees’ general oversight function. The Trustees and their committees seek to monitor risks to the Funds by meeting no less frequently than quarterly (and in practice, more often) with senior officers of the Trust, members of the Funds’ portfolio management teams, the Funds’ chief compliance officer and the Funds’ legal counsel, and by receiving periodic reports from the Funds’ independent registered public accounting firm and other service providers to the Funds. The Trust’s Operations Risk Oversight Committee assists the Trustees in reviewing and evaluating the identification, analysis and management of operations risk by Thornburg and other significant service providers to the Trust. The duties of the Operations Risk Oversight Committee are described in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees have also adopted various written policies and procedures designed to address particular risks to the Funds, including the detection and prevention of violations of federal securities laws. At least annually, the Trustees receive a report from the Funds’ chief compliance officer respecting the effectiveness of those policies and procedures. Notwithstanding the foregoing, the Trustees acknowledge that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate the occurrence or effects of certain risks on the Funds. Furthermore, some risks may simply be beyond the control of the Funds or their service providers. The Trustees may, at any time and in their sole discretion, change the manner in which they supervise risk.

Structure and Responsibilities of the Committees of the Trustees

The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, Sally Corning (chairman), David A. Ater, Susan H. Dubin and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will, among other functions: (i) evaluate performance of the Trust’s auditors; (ii) review planning, scope and staffing of audits; (iii) review results of audits with the auditors; (iv) receive and review reports from auditors respecting auditor independence; (iv) perform the applicable duties imposed on a mutual fund’s governing board by the Investment Company Act of 1940, and by regulations and guidance thereunder, with respect to oversight of portfolio pricing and valuation; and (v) require the Trust’s legal counsel to report to the committee any matter which may have a significant effect on any of the Trust’s financial statements. The Audit Committee is responsible for the selection of the Funds’ independent registered public accounting firm which audits the annual financial statements of the Funds. The Audit Committee evaluates the independence of the independent registered public accounting firm based on information provided by the accounting firm, and meets with representatives of the independent registered public accounting firm and the investment advisor to discuss, consider and review matters related to the Funds’ accounting and financial reports. The committee held four meetings in the Trust’s fiscal year ended September 30, 2016.

The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, David A. Ater (chairman), Brian J. McMahon, Susan H. Dubin and Owen D. Van Essen. Mr. Ater, Ms. Dubin and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is an officer of the Funds’ investment advisor, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. The Governance and Nominating Committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will: (i) conduct evaluations of the performance of the Trustees and their committees in accordance with the Trust’s Corporate Governance Procedures and Guidelines (the “Governance Procedures”); (ii) select and nominate individuals for election as Trustees of the Trust who are not “interested persons” of the Trust as that term is defined in the 1940 Act; and (iii) perform the additional functions specified in the Governance Procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust’s Procedure for Shareholder Communications to Trustees. In accordance with that Procedure for Shareholder Communications to Trustees, shareholders may recommend candidates to serve as Trustees by sending their recommendations to any one or more of the Trustees by United States. Mail or courier delivery at the address of the Trust’s investment advisor. The committee held two meetings in the Trust’s fiscal year ended September 30, 2016.

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The Trustees have an Operations Risk Oversight Committee, which is comprised of four Trustees, Owen D. Van Essen (chairman), David L. Gardner, Brian J. McMahon and James W. Weyhrauch. Mr. Van Essen, Mr. Gardner, and Mr. Weyhrauch are not interested persons. As noted above, Mr. McMahon is an interested person because he is an officer of the Funds’ investment advisor. The Operations Risk Oversight Committee discharges its duties in accordance with an Operations Risk Oversight Committee Charter, which provides that the committee will: (i) receive and review, preliminary to its presentation to the Trustees, the annual report of the Trust’s chief compliance officer respecting the Trust’s compliance policies and procedures; (ii) receive and review the reports that are presented to the Committee by, and periodically confer with, the chief compliance officer of the Trust to evaluate the functioning of the Trust’s compliance with legal requirements to which the Trust is subject; (iii) receive and review written and oral reports from representatives of the Trust’s transfer agent, firms providing shareholder services, custodians, records storage providers, business continuity and disaster recovery contractors, and other significant service providers to evaluate the services delivered by those providers; (iv) receive and review reports from representatives of Thornburg, and other persons as the committee determines from time to time, respecting computer systems and software, electronic communications systems and other technological systems and developments pertaining to the operations of the Funds; (v) receive and review proposed material changes to contracts with the providers referenced in the preceding two subparagraphs which are submitted to the Committee for review, to the extent such changes would materially affect the scope of the services that those providers deliver to the Trust; (vi) confer with Thornburg respecting liability insurance coverage for the Funds and the Trustees; (vii) confer with Thornburg’s committee and staff assigned to risk identification, analysis and management; (viii) exercise oversight on behalf of the Trustees respecting management’s negotiation and entering into arrangements to obtain account services from intermediary firms, including the receipt of reports from management respecting addition of new account service arrangements and revisions to existing arrangements, and make reports to the Trustees on those oversight activities; (ix) receive and review reports respecting the analysis, mitigation and rectification of errors occurring with respect to the foregoing matters; and (x) such other functions assigned by the Trustees to the committee from time to time. The committee held three meetings in the Trust’s fiscal year ended September 30, 2016.

Compensation of Trustees

The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust compensates each Trustee who is not an interested person of the Trust at an annual rate of $210,000, payable quarterly. Fifteen percent of each quarterly payment must be invested by the Trustee in one or more of the Funds, as the Trustee selects, and is subject to an undertaking by the Trustee to retain the shares during the Trustee’s tenure. In addition, the Trust compensates each Trustee $20,000 for each meeting of Trustees attended by the Trustee in person or by telephone, provided, however, that the compensation is $10,000 for each meeting attended by telephone in excess of one meeting or session attended by telephone in any calendar year. General meetings of Trustees on two or more successive days will be considered one meeting for this purpose.

The Trust also compensates each Trustee $7,000 for each session of independent Trustees attended by the Trustee in excess of five sessions in any calendar year. Notwithstanding the preceding sentence, a session of independent Trustees will not be considered separately compensable if held within one day before or after any session of a general meeting of Trustees.

The Trust compensates the chairman of the Audit Committee an additional annual compensation of $20,000, payable in quarterly installments.

The Trust compensates the chairman of each standing committee (other than the Audit Committee) an additional annual compensation of $15,000, payable in quarterly installments.

The Trust compensates each independent Trustee $3,500 for each session with a Trust service provider, except that if the Trustee is required to travel away from home for the session or sessions, the Trust compensates the Trustee $7,000 for each session of one or two days and $3,500 for each additional day on which a session is conducted.

Independent Trustees are not separately compensated for days spent attending continuing education programs, or for time spent traveling to meetings, continuing education programs or sessions with service providers, apart from the compensation stated in the preceding paragraphs.

The Trust reimburses each independent Trustee for travel and certain out-of-pocket expenses incurred by the Trustee in connection with attending meetings, including attendance at any seminar or educational program relating to the Trustee’s service for the Trust. The Trust does not pay retirement or pension benefits.

The Trust paid fees to the Trustees during the fiscal year ended September 30, 2016 as follows:

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Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustee

Garrett Thornburg	0	0	0	0

David A. Ater	$313,500	0	0	$313,500

David D. Chase*	$312,750	0	0	$312,750

Sally Corning	$291,500	0	0	$291,500

Susan H. Dubin	$298,500	0	0	$298,500

David L. Gardner	$284,500			$284,500

Brian J. McMahon	0	0	0	0

Owen D. Van Essen	$313,500	0	0	$313,500

James W. Weyhrauch	$298,500	0	0	$298,500

* Mr. Chase concluded his service as a Trustee effective December 31, 2016.

Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of the shares owned beneficially by each Trustee as of December 31, 2016 in each Fund described in this Statement of Additional Information.

[INFORMATION TO BE PROVIDED BY AMENDMENT]

Personal Securities Transactions of Personnel

The Trust, the investment advisor to the Trust, and the distributor for advisor and the Trust, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, investment advisor and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.

INFORMATION ABOUT PORTFOLIO MANAGERS

Displayed below is additional information about the portfolio managers identified in the Prospectus.

Portfolio Manager Compensation

The compensation of each portfolio and co-portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. Each manager currently named in the Prospectus also owns equity shares in the investment advisor, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

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Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a Fund’s investments and the manager’s management of other accounts. These conflicts could include:

●	Allocating a favorable investment opportunity to one account but not another.

●	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

●	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

●	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

The Trust’s investment advisor, Thornburg, has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Funds’ investments and the manager’s management of other accounts. Thornburg has also informed the Trust that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

Accounts Managed By Portfolio Managers

Set out below for each portfolio manager named in the Prospectus is information respecting the accounts managed by the manager. The information presented is current as of September 30, 2016. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of September 30, 2016 the advisory fee for each of the accounts was not based on the investment performance of the account.

Jason Brady

Registered Investment Companies:	Accounts:	5	Assets:	$22,441,847,659
Other Pooled Investment Vehicles:	Accounts:	2	Assets:	$3,897,785
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Connor Browne

Registered Investment Companies:	Accounts:	2	Assets:	$1,167,935,828
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$28,235,016
Other Accounts:	Accounts:	439	Assets:	$419,440,972
Advisory Fee based on Performance:	Accounts:	1	Assets:	$28,235,016

Tim Cunningham

Registered Investment Companies:	Accounts:	2	Assets:	$2,081,194,822
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	487	Assets:	$182,762,937

Greg Dunn

Registered Investment Companies:	Accounts:	2	Assets:	$2,081,194,822
Other Pooled Investment Vehicles:	Accounts:	0	Assets:	$0
Other Accounts:	Accounts:	487	Assets:	$182,762,937

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Lon Erickson

Registered Investment Companies:	Accounts:	4	Assets:	$6,158,707,046
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$973
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Ben Kirby

Registered Investment Companies:	Accounts:	2	Assets:	$17,492,230,539
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$15,688,021
Other Accounts:	Accounts:	0	Assets:	$0

Jeff Klingelhofer

Registered Investment Companies:	Accounts:	4	Assets:	$6,158,707,046
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$973
Other Accounts:	Accounts:	13	Assets:	$417,034,182

Robert MacDonald

Registered Investment Companies:	Accounts:	2	Assets:	$1,167,935,828
Other Pooled Investment Vehicles:	Accounts:	1	Assets:	$0
Other Accounts:	Accounts:	439	Assets:	$419,440,972

Brian J. McMahon

Registered Investment Companies:	Accounts:	3	Assets:	$18,222,704,237
Other Pooled Investment Vehicles:	Accounts:	6	Assets:	$267,965,955
Other Accounts:	Accounts:	7	Assets:	$715,321,325

W. Vinson Walden

Registered Investment Companies:	Accounts:	3	Assets:	$2,118,079,660
Other Pooled Investment Vehicles:	Accounts:	5	Assets:	$264,069,142
Other Accounts:	Accounts:	10	Assets:	$726,186,466

Lei Wang

Registered Investment Companies:	Accounts:	1	Assets:	$7,527,047,801
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$269,112,443
Other Accounts:	Accounts:	2,971	Assets:	$1,647,232,640

Charles Wilson

Registered Investment Companies:	Accounts:	1	Assets:	$1,209,089,927
Other Pooled Investment Vehicles:	Accounts:	3	Assets:	$11,791,208
Other Accounts:	Accounts:	0	Assets:	$0

Di Zhou

Registered Investment Companies:	Accounts:	1	Assets:	$7,527,047,801
Other Pooled Investment Vehicles:	Accounts:	4	Assets:	$269,112,443
Other Accounts:	Accounts:	2,971	Assets:	$1,647,232,640

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Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Except as otherwise noted below, the information presented is current as of September 30, 2016. In each case, the dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan, which invests in shares of each of the Funds.

Jason Brady

Limited Term U.S. Government Fund	$50,001 - $100,000
Low Duration Income Fund	$100,001 - $500,000
Limited Term Income Fund	$100,001 - $500,000
Strategic Income Fund	over $1,000,000
Income Builder Fund	over $1,000,000
Connor Browne

Value Fund	over $1,000,000
Tim Cunningham

Growth Fund	$100,001 - $500,000
International Growth Fund	$100,001 - $500,000
Greg Dunn

Growth Fund	$100,001 - $500,000
International Growth Fund	$100,001 - $500,000
Lon Erickson

Limited Term U.S. Government Fund	$10,001 - $50,000
Low Duration Income Fund	$500,001 - $1,000,000
Limited Term Income Fund	$10,001 - $50,000
Strategic Income Fund	$10,001 - $50,000
Ben Kirby

Income Builder Fund	$500,000 - $1,000,000
Developing World Fund	$100,000 - $500,000
Jeff Klingelhofer

Limited Term U.S. Government Fund	$10,001 - $50,000
Low Duration Income Fund	$10,001 - $50,000
Limited Term Income Fund	$50,001 - $100,000
Strategic Income Fund	$50,001 - $100,000
Robert MacDonald (as of October 6, 2016)

Value Fund	over $1,000,000

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Brian J. McMahon

Income Builder Fund	over $1,000,000
Global Opportunities Fund	over $1,000,000
W. Vinson Walden

Global Opportunities Fund	over $1,000,000
Lei Wang

International Value Fund	$100,001 - $500,000
Charles Wilson

Developing World Fund	$100,001 - $500,000
Di Zhou

International Value Fund	$500,001 - $1,000,000

PRINCIPAL HOLDERS OF SECURITIES

[INFORMATION TO BE PROVIDED BY AMENDMENT]

NET ASSET VALUE

Each Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year’s Day, Washington’s Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the 1940 Act, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund’s portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

DISTRIBUTOR

Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation (“TSC”) acts as principal underwriter of each of the Funds. The Funds do not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service Plans and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months’ notice.

Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds are qualified for sale under the laws of every state or territory of the United States.

To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the

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net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

BUSINESS CONTINUITY PLAN

Thornburg and TSC have each adopted a business continuity plan that seeks to anticipate significant business disruptions to its operations, including disruptions to the securities markets due to terrorist attack. In accordance with this plan, Thornburg and TSC have each identified and made provision to recover all the critical systems required to protect its customers in the event of a significant business disruption.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                                         ], whose principal business address is [                                         ], is the independent registered public accounting firm for the Funds.

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PART C

OTHER INFORMATION

Item 27. Financial Statements

(i)	Thornburg Low Duration Municipal Fund (Class A and Class I shares),
(ii)	Thornburg Limited Term Municipal Fund (Class A, Class C and Class I shares),
(iii)	Thornburg Intermediate Municipal Fund (Class A, Class C and Class I shares),
(iv)	Thornburg Strategic Municipal Income Fund (Class A, Class C and Class I shares),
(v)	Thornburg California Limited Term Municipal Fund (Class A, Class C and Class I shares),
(vi)	Thornburg New Mexico Intermediate Municipal Fund (Class A, Class D shares and Class I shares),
(vii)	Thornburg New York Intermediate Municipal Fund (Class A and Class I shares),
(viii)	Thornburg Limited Term U.S. Government Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(ix)	Thornburg Low Duration Income Fund (Class A and Class I shares).
(x)	Thornburg Limited Term Income Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xi)	Thornburg Strategic Income Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xii)	Thornburg Value Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xiii)	Thornburg International Value Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares),
(xiv)	Thornburg Core Growth Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xv)	Thornburg International Growth Fund (Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares),
(xvi)	Thornburg Investment Income Builder Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xvii)	Thornburg Global Opportunities Fund (Class A, Class C, Class I, Class R3, Class R4 and Class R5 shares),
(xviii)	Thornburg Developing World Fund (Class A, Class C, Class I, Class R5 and Class R6 shares), and
(xix)	Thornburg Better World International Fund (Class A, Class C, and Class I shares).

[Reports of independent registered public accounting firm dated November __, 2016, Statements of Assets and Liabilities, including Schedules of Investments, as of September 30, 2016, Statements of Operations for the year ended September 30, 2016 (or shorter period, if applicable), Statements of Changes in Net Assets for the two years (or shorter period, if applicable) ended September 30, 2016, Notes to Financial Statements, and Financial Highlights are incorporated by reference to Registrant’s 2016 Annual Reports to Shareholders in respect of Thornburg Low Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Low Duration Income Fund, Thornburg Limited Term Income Fund, Thornburg Strategic Income Fund, Thornburg Value Fund, Thornburg International Value Fund, Thornburg Core Growth Fund, Thornburg International Growth Fund, Thornburg Investment Income Builder Fund, Thornburg Global Opportunities Fund, Thornburg Developing World Fund, and Thornburg Better World International Fund, previously filed with the Securities and Exchange Commission.]

Item 28. Exhibits

(a)	(1)	Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant’s Registration Statement on Form N-1A, filed June 12, 1987.

	(2)

First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant’s pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

	(3)

Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

	(4)

Third, Fourth, Fifth, Sixth and Seventh Amendments to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

	(5)	Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

	(6)

Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

	(7)

Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

	(8)

First Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

	(9)

Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

	(10)

Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

	(11)

Fourteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

	(12)

Fifteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

(13)

Sixteenth and Seventeenth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 51 to its Registration Statement on Form N-1A, filed October 17, 2002.

(14)

Second Supplement to Amended and Restated Designation of Series (as corrected), incorporated by reference from Registrant’s post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

(15)

Eighteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 5 to its Registration Statement on Form N-1A, filed on December 31, 2003.

(16)

Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(17)

Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(18)

Form of Twentieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

(19)

Fourth Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant’s post-effective amendment no. 66 to its Registration Statement on Form N-1A, filed on January 24, 2007.

(20)

Form of Twenty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 67 to its Registration Statement on Form N-1A, filed on October 5, 2007.

(21)

Twenty-Second Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 70 to its Registration Statement on Form N-1A, filed on November 26, 2008.

(22)

Form of Twenty-Third Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 71 to its Registration Statement on Form N-1A, filed on December 23, 2008.

(23)

Form of Twenty-Fourth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 73 to its Registration Statement on Form N-1A, filed on October 2, 2009.

(24)

Form of Twenty-Fifth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 88 to its Registration Statement on Form N-1A, filed on October 15, 2013.

(25)

Twenty-Sixth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 90 to its Registration Statement on Form N-1A, filed on December 26, 2013.

(26)

Twenty-Seventh Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 95 to its Registration Statement on Form N-1A, filed January 29, 2015.

(27)

Twenty-Eighth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 99 to its Registration Statement on Form N-1A, filed July 15, 2015.

(28)

Form of Twenty-Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 99 to its Registration Statement on Form N-1A, filed July 15, 2015.

(29)

Form of Thirtieth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 103 to its Registration Statement under the Investment Company Act of 1940, filed on Form N-1A on September 24, 2015.

(30)

Thirty-First Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant’s post-effective amendment no. 105 to its Registration Statemenet on Form N-1A, filed October 14, 2016.

(b)

By-laws of Thornburg Investment Trust (December 8, 2014), incorporated by reference from Registrant’s post-effective amendment no. 95 to its Registration Statement on Form N-1A, filed on January 29, 2015.

(c)	None.

(d)

Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant’s post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(e)	Second Restated Distribution Agreement, to be filed by amendment.

(f)	None.

(g)	(1)

Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

(2) Amendment to Custodian Contract, incorporated by reference from Registrant’s post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(h)	(1)

Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company, incorporated by reference from Registrant’s post-effective amendment no. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987.

(2)

Form of Subscription to Shares by Thornburg Management Company, Inc., incorporated by reference from Registrant’s post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992.

	(3)	Second Restated Administrative Services Agreement (Class A, C, D and R-1 Shares ), to be filed by amendment.

	(4)	Second Restated Administrative Services Agreement (Class I and R-5 Shares), to be filed by amendment.

	(5)	Form of Agreement to Waive Fees and Reimburse Expenses among Thornburg Investment Management, Inc., Thornburg Securities Corporation and Thornburg Investment Trust, to be filed by amendment.

	(6)	Form of Indemnification Agreement, incorporated by reference from Registrant’s post-effective amendment no. 86 to its Registration Statement on Form N-1A filed on January 29, 2013.

(i)	(1)	Opinion of counsel as to legality of new shares, incorporated by reference from Registrant’s post-effective amendment no. 65 to its Registration Statement on Form N-1A, filed on November 16, 2006.

(2)

Opinion of counsel as to legality of new shares of Thornburg Capital Management Fund, incorproated by reference from Registrant’s post-effective amendment no. 102 to its Registration Statement on Form N-1A, filed on July 31, 2015.

(j)	(1)	Consent of independent registered public accounting firm, to be filed by amendment.

	(2)	Consent of counsel, filed herewith.

(k)	None.

(l)	None.

(m)	(1)	Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Service Plan), to be filed by amendment.

	(2)	Second Restated Plan of Distribution Pursuant to Rule 12b-1 (Second Restated Distribution Plan), to be filed by amendment.

(n)

Thornburg Investment Trust Amended and Restated Plan for Multiple Class Distribution, September 13, 2016, incorporated by reference from Registrant’s post-effective amendment no. 105 to its Registration Statemenet on Form N-1A, filed October 14, 2016.

(o)	Reserved

(p)	(1)

Personal Securities Transactions Policy of Thornburg Investment Management, Inc., Thornburg Investment Trust and Thornburg Securities Corporation, incorporated by reference from Registrant’s post-effective amendment no. 78 to its Registration Statement on Form N-1A, filed on November 30, 2011.

	(2)	Thornburg Investment Trust Code of Business Conduct and Ethics (as revised to December 6, 2009), incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

(q)	(1)	Power of Attorney of David A. Ater, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(2)	Power of Attorney of David D. Chase, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(3)	Power of Attorney of Susan H. Dubin, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(4)	Power of Attorney of Brian J. McMahon, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(5)	Power of Attorney of Garrett Thornburg, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(6)	Power of Attorney of Owen D. Van Essen, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(7)	Power of Attorney of James W. Weyhrauch, incorporated by reference from Registrant’s post-effective amendment no. 75 to its Registration Statement on Form N-1A, filed November 23, 2010.

	(8)	Power of Attorney of Sally Corning, incorporated by reference from Registrant’s post-effective amendment no. 84 to its Registration Statement on Form N-1A, filed May 17, 2012.

	(9)	Power of Attorney of Jason Brady, incorporated by reference from Registrant’s post-effective amendment no. 86 to its Registration Statement on Form N-1A, filed January 29, 2013.

	(10)	Power of Attorney of David L. Gardner, incorporated by reference from Registrant’s post-effective amendment no. 100 to its Registration Statement on Form N-1A, filed October 7, 2015.

	(11)	Power of Attorney of Nimish Bhatt, incorporated by reference from Registrant’s post-effective amendment no. 105 to its Registration Statemenet on Form N-1A, filed October 14, 2016.

Item 29.   Persons Controlled By or Under Common Control With Registrant.

Not applicable.

Item 30.   Indemnification.

(1)         Section 10.2 of Thornburg Investment Trust’s Agreement and Declaration of Trust generally provides that each of the Trust’s officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust’s best interest.

(2)         Section 8 of the Trust’s Second Restated Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC’s willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

(3)         The Trustees and officers of the Trust are insured under the terms of a directors and officers liability insurance policy (the “Trust’s policy”). In addition, the directors and officers of Thornburg Investment Management, Inc. (“Thornburg”) and Thornburg Securities Corporation (“TSC”) are insured under the terms of a directors and officers liability insurance policy (“Thornburg’s policy”). Under each of the Trust’s policy and Thornburg’s policy, the persons to whom insurance is provided are referred to as “insureds.” These policies cover amounts, up to the relevant limits of liability, which an insured becomes legally obligated to pay by reason of any error, misstatement, misleading statement, act, omission, neglect, or breach of duty committed, attempted or allegedly committed or attempted in the performance of the insured’s duties as a director, Trustee or officer (such acts collectively referred to as “Wrongful Acts”). The Trust’s policy and Thornburg’s policy also cover the Trust and Thornburg, respectively, to the extent that such entity indemnifies its directors, Trustees or officers for amounts which those individuals have become legally obligated to pay by reason of a Wrongful Act. The coverage under both the Trust’s policy and Thornburg’s policy excludes, among other things, amounts that an insured becomes legally obligated to pay by reason of conduct which constitutes a deliberately fraudulent act or omission or a willful violation of any statute or regulation.

The Trust has also entered into a separate indemnification agreement with each Trustee of the Trust. Pursuant to that agreement, the Trust, in respect of the appropriate Fund, has agreed to indemnify each Trustee and to the fullest extent permitted by law against all judgments, fines, penalties, amounts paid or payable in settlement and other liabilities arising from, and against all expenses incurred or paid in connection with, any proceeding in which the Trustee becomes involved as a party or otherwise by virtue of his having been a Trustee, or in any other capacity in which he serves or has served the Trust.

The application of the foregoing provisions and agreements is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of the Investment Adviser.

See “MANAGEMENT” in the Statement of Additional Information.

Item 32.   Principal Underwriters.

(a)         The principal underwriter for the Registrant will be Thornburg Securities Corporation (“TSC”). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. TSC was formed for the primary purpose of distributing the shares of the Registrant’s series and other registered investment companies sponsored by its affiliates.

(b)         The address of each of the directors and officers of TSC is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.

Name ----------------------	Positions and Offices with TSC --------------	Positions and Offices with Registrant ---------------
Garrett Thornburg	Chairman	Trustee; Chairman
Nimish Bhatt	Chief Financial Officer;	Treasurer
Treasurer
Jason Brady	Vice President	President
Shawn Lee	Secretary	None
Robert McInerney	President	None
Brian McMahon	Vice President	Trustee; Vice Chairman
Leigh Moiola	Vice President	Vice President
Sasha Wilcoxon	Vice President	Vice President/Secretary

(c)       Not applicable.

Item 33.   Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 2 Avenue De Lafayette, Boston, Massachusetts 02111.

Item 34.   Management Services.

The Registrant and Thornburg Investment Management, Inc. (“Thornburg”) have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant’s transfer agent, Boston Financial Data Services, Inc. (“BFDS”). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant’s toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant’s current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant’s transfer agent for this service. The Registrant’s transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant’s and Thornburg’s management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant’s transfer agent, and (iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant accrued $20,688, $20,688, and $20,688 payable to Thornburg under the described arrangements in the fiscal years ended September 30, 2014, September 30, 2015, and September 30, 2016, respectively. It is not believed that these arrangements constitute a management-related services agreement.

Item 35.   Undertakings.

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on December 1, 2016.

THORNBURG INVESTMENT TRUST

Registrant

By	*
Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*

Jason Brady, President and principal executive officer

*

Nimish Bhatt, Treasurer and principal financial and accounting officer

*

Garrett Thornburg, Trustee and Chairman

*

David A. Ater, Trustee

*

David D. Chase, Trustee

*

Sally Corning, Trustee

*

Susan H. Dubin, Trustee

*

David L. Gardner, Trustee

*

Brian J. McMahon, Trustee and Vice Chairman

*

Owen D. Van Essen, Trustee

*

James W. Weyhrauch, Trustee

*By:	/s/ Charles W.N. Thompson, Jr.
Charles W. N. Thompson, Jr.
Attorney-in-Fact

Date: December 1, 2016

INDEX TO EXHIBITS

(j)(2)	Consent of counsel.